  AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 14, 2016



                                                     REGISTRATION NOS. 033-91226
                                                                       811-06025
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    FORM N-6



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                   POST-EFFECTIVE AMENDMENT NO. 23                     [X]
                                                AND/OR
    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 79                            [X]


                     METROPOLITAN LIFE SEPARATE ACCOUNT UL
                           (Exact Name of Registrant)


                      METROPOLITAN LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                200 Park Avenue
                               New York, NY 10166
              (Address of depositor's principal executive offices)

        DEPOSITOR'S TELEPHONE NUMBER INCLUDING AREA CODE (212) 578-9500

                           RICARDO A. ANZALDUA, ESQ.
                  Executive Vice President and General Counsel
                      Metropolitan Life Insurance Company
                          1095 Avenue of the Americas
                               New York, NY 10036
                    (Name and address of agent for service)

                                    COPY TO:

                           W. THOMAS CONNER, ESQUIRE
                                 Reed Smith LLP
                         1301 K Street, NW, Suite 1100
                             Washington, D.C. 20005


Approximate Date of Proposed Public Offering: on May 1, 2016 or as soon thereafter as practicable


It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)


[X] on May 1, 2016 pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective
                                        amendment

Title of Securities Being Registered: Interests in Metropolitan Life Separate Account UL, which funds certain Variable Universal Life Insurance Policies.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   PROSPECTUS
                                      FOR

                         GROUP VARIABLE UNIVERSAL LIFE
                     INSURANCE POLICIES ("GROUP POLICIES")
                                   ISSUED BY

                METROPOLITAN LIFE INSURANCE COMPANY ("METLIFE")

                                  MAY 1, 2016


This Prospectus provides you with important information about MetLife's Group Variable Universal Life Policies and its Certificates. However, we will also issue a Group Policy to the employer and Certificates to the employees which are separate documents from the prospectus. There may be differences between the description of the Group Policy and the Certificate contained in this prospectus and the Group Policy issued to the employer and the Certificate issued to the employee due to differences in state law. Please consult the Group Policy and the Certificate for the provisions that apply in your state.


The Group Policies are designed to provide:
o Life insurance coverage for employees (and/or their spouses) of employers who purchase a Group Policy
o Flexible premium payments, including the option of paying premiums through payroll deduction
o A death benefit that varies because it includes the employee's cash value in addition to a fixed insurance amount
o Ownership rights of employees set forth in a certificate ("Certificate") issued in connection with the Group Policy


You allocate net premiums to and may transfer cash value among a fixed interest account ("Fixed Account") and the Metropolitan Life Separate Account UL investment divisions which invest in the following Portfolios:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)
Freedom 2010 Portfolio
Freedom 2020 Portfolio
Freedom 2030 Portfolio
Freedom 2040 Portfolio
Freedom 2050 Portfolio


MET INVESTORS SERIES TRUST (CLASS A)

Met/Wellington Large Cap Research Portfolio (formerly WMC Large Cap Research
  Portfolio)

Morgan Stanley Mid Cap Growth Portfolio

Oppenheimer Global Equity Portfolio


METROPOLITAN SERIES FUND (CLASS A)
Baillie Gifford International Stock Portfolio
Barclays Aggregate Bond Index Portfolio
BlackRock Bond Income Portfolio

Met/Wellington Balanced Portfolio (formerly WMC Balanced Portfolio)

MetLife Stock Index Portfolio
MFS(R) Value Portfolio
MSCI EAFE(R) Index Portfolio
Russell 2000(R) Index Portfolio
T. Rowe Price Small Cap Growth Portfolio

Western Asset Management Strategic Bond
     Opportunities Portfolio


In some cases, the employer may limit which of the above Portfolios are available.



The prospectuses for the Portfolios describe in greater detail an investment in the Portfolios listed above. YOU CAN OBTAIN PROSPECTUSES FOR THE PORTFOLIOS BY CALLING OUR ADMINISTRATIVE OFFICE AT (800) 756-0124.



Since the Fixed Account is not registered under the federal securities laws, this Prospectus contains only limited information about the Fixed Account. The Group Policy and the Certificate give you more information on the operation of the Fixed Account.


Neither the Securities and Exchange Commission ("SEC") nor any state securities authority has approved or disapproved these securities, nor have they determined if this Prospectus is accurate or complete. This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. Any representation otherwise is a criminal offense. Interests in the Separate Account and the Fixed Account are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other agency or entity or person. We do not authorize any representations about this offering other than as contained in this Prospectus or its supplements or in our authorized supplemental sales material. We do not guarantee how any of the Portfolios will perform.

                               TABLE OF CONTENTS


                                                                                         PAGE
                                                                                       IN THIS
SUBJECT                                                                               PROSPECTUS
------------------------------------------------------------------------------------ -----------
Contacting Us.......................................................................       3
Summary of Benefits and Risks.......................................................       3
   Certificate Benefits.............................................................       3
   Risks of a Certificate...........................................................       4
Fee Tables..........................................................................       5
   Transaction Fees.................................................................       5
   Periodic Charges Other Than Portfolio Operating Expenses.........................       6
   Periodic Charges Applicable to All Certificates..................................       6
   Periodic Charges Applicable to Any Optional Riders That May be Added to Your
    Certificate.....................................................................       6
   Portfolio Operating Expenses.....................................................       8
MetLife.............................................................................       9
   The Fixed Account................................................................      10
   Separate Account UL..............................................................      10
   The Funds........................................................................      11
   Management of Portfolios.........................................................      12
   The Portfolio Share Classes that We Offer........................................      13
   Substitution of Portfolios.......................................................      13
   Purchase and Redemption of Portfolio Shares by the Separate Account..............      14
   Voting Rights....................................................................      14
Issuing a Group Policy and a Certificate............................................      14
Payment and Allocation of Premiums..................................................      14
   Paying Premiums..................................................................      15
   Maximum and Minimum Premium Payments.............................................      15
   Allocating Net Premiums..........................................................      15
Insurance Proceeds..................................................................      15
   Death Benefit....................................................................      16
   Alternate Death Benefit..........................................................      16
   Specified Face Amount............................................................      17
   Income Plans.....................................................................      18
Cash Value, Transfers and Withdrawals...............................................      18
   Cash Value.......................................................................      18
   Surrender and Withdrawal Privileges..............................................      21
   Benefit at Final Date............................................................      22
Paid-Up Certificate Provision.......................................................      22
Loan Privileges.....................................................................      22
Optional Rider Benefits.............................................................      23
Charges and Deductions..............................................................      24
   Important Information Applicable to all Certificate Charges and Deductions.......      24
   Charges Deducted From Premiums...................................................      24
   Charges included in the Monthly Deduction........................................      25
   Charge Against the Separate Account..............................................      26
   Variations in Charges............................................................      26
   Portfolio Company Charges........................................................      26
   Other Charges....................................................................      26
Certificate Termination and Reinstatement...........................................      27
Federal Tax Matters.................................................................      27
Rights We Reserve...................................................................      31
Other Certificate Provisions........................................................      31
Sales of Certificates...............................................................      35
Legal Proceedings...................................................................      37
Restrictions on Financial Transactions..............................................      37
Financial Statements................................................................      38

CONTACTING US

You can communicate all of your requests, instructions and notifications to us by contacting us in writing at our Administrative Office. We may require that certain requests, instructions and notifications be made on forms that we provide. These include: changing your beneficiary; taking a Certificate loan; changing -the specified face amount; taking a partial withdrawal; surrendering the Certificate; making transfer requests (including elections with respect to the systematic investment strategies); or changing your premium allocations. Our Administrative Office is our office at MetLife GVUL, Mail Code A2-10, 13045 Tesson Ferry Road, St. Louis, MO 63128. We may name additional or alternate Administrative Offices. If we do, we will notify you in writing.

If you send your premium payments or transaction requests to an address other than the one we have designated for receipt of such premium payments or requests, we may return the premium payment to you, or there may be a delay in applying the premium payment or transaction to your Policy.



SUMMARY OF BENEFITS AND RISKS

This summary gives an overview of the Group Policy and Certificates and is qualified by the more detailed information in the balance of this Prospectus, the Group Policy and the Certificates. MetLife issues the Group Policy and Certificates.


CERTIFICATE BENEFITS

PREMIUM PAYMENT FLEXIBILITY. Generally, if elected by your employer, you may pay premiums through payroll deduction. If payroll deduction is not available, you may pay premiums to us on a monthly, quarterly or annual basis. You may, with certain restrictions, make premium payments in any amount and at any frequency.

However, you may also be required to make an unscheduled premium payment so that the Certificate will remain in force. The Certificate will remain in force until its Final Date, as long as the cash surrender value is large enough to cover one monthly deduction, regardless of whether or not premium payments have been made.

CASH VALUE. Your cash value in the Certificate reflects your premium payments, the charges we deduct, interest we credit if you have cash value in our fixed interest account, any investment experience you have in our Separate Account, as well as your loan and withdrawal activity.

TRANSFERS AND SYSTEMATIC INVESTMENT STRATEGIES. You may transfer cash value among the funding options, subject to certain limits, including restrictions on frequent transfers (see "Cash Value, Transfers and Withdrawals"). If elected by your employer, you may also choose among four systematic investment strategies: the Equity Generator(SM), the Equalizer(SM), the Allocator(SM), and the Rebalancer(SM).

SPECIFIED FACE AMOUNT OF INSURANCE. Within certain limits, you may choose your specified face amount of insurance when the Certificate is issued. You may also increase the amount at certain times determined by your employer and subject to our underwriting requirements. In certain cases, we will automatically increase the specified face amount at each employee's salary increase on dates chosen by the employer. You may also decrease the specified face amount.

DEATH BENEFIT. The death benefit is the specified face amount of the Certificate plus the Certificate cash value at the date of death of the covered person.

INCOME PLANS. The insurance proceeds can be paid under a variety of income plans that are available under the Certificate.

SURRENDERS, PARTIAL WITHDRAWALS AND LOANS. Within certain limits, you may take partial withdrawals and loans from the Certificate. You may also surrender your Certificate for its cash surrender value.

PAID-UP CERTIFICATE BENEFIT. You can choose to terminate the death benefit (and any riders in effect) and use all or part of the cash surrender value as a single premium for a "paid-up" benefit within the terms set forth in the Certificate. ("Paid-up" means no further premiums are required.)

TAX ADVANTAGES. If you meet certain requirements, you will not pay income taxes on withdrawals or surrenders or at the Final Date of the Certificate, until your cumulative withdrawn amounts exceed the cumulative premiums you have paid. The death benefit may be subject to Federal and state estate taxes, but your beneficiary will generally not be subject to income tax on the death benefit. As with any taxation matter, you should consult with and rely on the advice of your own tax advisor.

OPTIONAL RIDER BENEFITS. You may be eligible for certain benefits provided by rider, subject to certain underwriting requirements and the payment of additional premiums. We will deduct any charges for the rider(s) as part of the monthly deduction.


RISKS OF A CERTIFICATE

This Prospectus discusses the risks associated with purchasing the Certificate. Prospectuses for the Funds discuss the risks associated with investment in the Fund described therein. Each of the Separate Account UL investment divisions that is available to you under the Certificate invests solely in a corresponding "Portfolio" of a Fund.

INVESTMENT RISK. MetLife does not guarantee the investment performance of the variable investment options and you should consider your risk tolerance before selecting any of these options. You will be subject to the risk that investment performance will be unfavorable and that your cash value will decrease. In addition, we deduct certain Certificate fees and charges from your Certificate's cash value, which can significantly reduce your Certificate's cash value. During times of poor investment performance, these deductions may have an even greater impact on your Certificate's cash value. It is possible to lose your full investment and your Certificate could terminate without value, unless you pay additional premiums. If you allocate cash value to the Fixed Account, then we credit such cash value with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate stated in your Certificate.

SURRENDER AND WITHDRAWAL RISKS. The Certificates are designed to provide lifetime insurance protection. They are not offered primarily as an investment, and are not suitable as a short-term savings vehicle. You should purchase the Certificate only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Certificate if you intend to surrender all or part of the Certificate's cash value in the near future.

RISK OF CERTIFICATE TERMINATION. Your Certificate may terminate without value if you have paid an insufficient amount of premiums or if the investment experience of the investment divisions is poor. If your cash surrender value is not enough to pay the monthly deduction, your Policy will terminate without value unless you make a premium payment sufficient to cover two monthly deductions within the 61-day grace period. If your Certificate does terminate, your insurance coverage will terminate (although you will be given an opportunity to reinstate your coverage if you satisfy certain requirements). Lapse of a certificate on which there is an outstanding loan may have adverse tax consequences.

CERTIFICATE CHARGE AND EXPENSE INCREASE. We have the right to increase certain Certificate charges.

TAX LAW RISKS. We anticipate that the Certificate should generally be deemed a life insurance contract under Federal tax law. Assuming that a Certificate qualifies as a life insurance contract for Federal income tax purposes, you should not be deemed to be in receipt of any portion of your Certificate's cash value until there is an actual distribution from the Certificate. Moreover, insurance proceeds payable under the Certificate should be excludable from the gross income of the beneficiary. Although the beneficiary generally should not have to pay Federal income tax on the insurance proceeds, other taxes, such as estate taxes, may apply.

If you pay more than a certain amount of premiums, you may cause your Certificate to become a "modified endowment contract." If it does, you will pay income taxes on loans and other amounts we pay out to you (except for payment of insurance proceeds) to the extent of any gains in your Certificate (which is generally the excess of cash value over the premiums paid). In this case, an additional 10% tax penalty may also apply.


If the Certificate is not a modified endowment contract, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. However, during the first 15 Certificate years, in certain circumstances, a distribution may be subject to tax on a income-out-first basis if there is a gain in the Certificate (which is generally when your cash value exceeds the cumulative premiums you paid). Moreover, loans will generally not be treated as distributions prior to termination of your Certificate, whether by lapse, surrender or exchange. Finally, neither distributions nor loans from a Certificate that is not a modified endowment contract are subject to the 10% penalty tax.


Tax laws, regulations, and interpretations have often been changed in the past and such changes continue to be proposed. As with any taxation matter, you should consult with and rely on the advice of your own tax adviser.



FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The charges set forth in the first three tables can vary, pursuant to terms of the Group Policy under which the Certificate is issued. In certain cases, we have the right to increase our charges for new Certificates, as well as for Certificates already outstanding. The maximum charges in such cases are shown in the far right-hand columns of each of the first three tables below. In addition to the following tables, certain charges that we don't currently impose (but which we have the right to impose on your Certificate in the future) are described under "Charges and Deductions--Other Charges," further back in this Prospectus.


TRANSACTION FEES


This table describes the fees and expenses that you will pay at the time that you buy the Certificate, surrender the Certificate, or transfer cash value among the variable investment options or the Fixed Account.


The Current Amount Deducted represents an amount that would be deducted from a hypothetical group that is representative of the groups to whom the Group Policy is offered. The amount may not reflect the actual amount currently deducted for any current Policy owner, since the current amount deducted varies from group to group based on the anticipated experience of the group.


                                 WHEN CHARGE IS          CURRENT AMOUNT            MAXIMUM AMOUNT
           CHARGE                   DEDUCTED                DEDUCTED               WE CAN DEDUCT
 Charge for average         On payment of premium   An amount equal to the   No specific maximum
 expected state and local                           estimate of taxes we
 taxes attributable to                              will actually pay for
 premiums1                                          your group, currently
                                                    up to 2.55% of each
                                                    premium payment.
 Charge for expected        On payment of premium   0.35% of each premium    Same as current amount
 federal taxes                                      payment
 attributable to
 premiums1
 Surrender, withdrawal      On surrender,           None                     Up to $25 per surrender,
 and loan transaction       withdrawal or loan                               withdrawal or loan
 fees2

1Rather than deducting this charge from each premium payment you make, we have the option of deducting an equivalent amount as part of the monthly deduction. In that case, the amount of the deduction will be based on the amount of premium payments received under all Certificates issued in connection with the Group Policy. We will waive the state premium tax charge for Internal Revenue Code Section 1035 exchanges from any other policy to a Certificate. We will also waive the state premium tax charge, as well as the charge for expected federal taxes attributable to premiums for 1035 exchanges, from another MetLife policy to a Certificate.

2Generally, we will not make any transaction charge for the surrender of a Certificate because of the termination of an employer's participation in the Group Policy. See your Certificate for more details.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES


These tables describe other fees and expenses that you will pay periodically during the time that you own the Certificate not including the fees and expenses of the Portfolios. The amounts shown for a 45 year old covered person assume that person is a member of a hypothetical group that has been derived from all groups to whom the Group Policy is offered. These amounts may not reflect the amounts for any actual Certificate owner, since the amounts vary from group to group based on the anticipated experience of the group. The actual charge at that age for your group may be higher or lower than the rate shown.


PERIODIC CHARGES APPLICABLE TO ALL CERTIFICATES


                                WHEN CHARGE IS          CURRENT AMOUNT           MAXIMUM AMOUNT
           CHARGE                  DEDUCTED                DEDUCTED              WE CAN DEDUCT
 Cost of term insurance*    On each monthly
                            anniversary of the
                            Certificate
 Highest and lowest                                Highest: $30.45 per      Highest: $53.24 per
 charge among all                                  $1,000 of net amount     $1,000 of Net
 possible covered                                  at risk                  Amount at Risk
 persons                                           Lowest: $.02 per         Lowest: $.06 per
                                                   $1,000 of net amount     $1,000 of Net
                                                   at risk                  Amount at Risk
 Charge for a                                      $.10 per $1,000 of net   $.43 per $1,000 of net
 hypothetical 45 year old                          amount at risk           amount at risk
 Mortality and expense      Daily against the      Effective annual rate    Effective annual rate
 risk charge**              cash value in the      of .45% of the cash      of .90%
                            Separate Account       value in the
                                                   Separate Account
 Administration             On each monthly        $0 to $3 per             $5 per Certificate
 charge***                  anniversary of the     Certificate
                            Certificate
 Loan interest              Annually (or on loan   Annual rate of 0.25%     Annual rate of 2% of
 spread****                 termination, if        of the loan amount       the loan amount
                            earlier)

PERIODIC CHARGES APPLICABLE TO ANY OPTIONAL RIDERS THAT MAY BE ADDED TO YOUR CERTIFICATE*****


                           WHEN CHARGE IS         CURRENT AMOUNT       MAXIMUM AMOUNT
    OPTIONAL FEATURE          DEDUCTED               DEDUCTED          WE CAN DEDUCT
 Disability waiver of   On each monthly      Since your employer      No separate
 monthly deduction      anniversary of the   decides for the whole    maximum
 benefit                Certificate          group whether to
                                             elect this benefit, the
                                             cost is included in
                                             the basic cost of
                                             insurance rates for
                                             the group.

                               WHEN CHARGE IS         CURRENT AMOUNT       MAXIMUM AMOUNT
      OPTIONAL FEATURE            DEDUCTED               DEDUCTED           WE CAN DEDUCT
 Accelerated benefits       On each monthly      Since your employer      No separate
 option                     anniversary of the   decides for the whole    maximum
                            Certificate          group whether to
                                                 elect this benefit, the
                                                 cost is included in
                                                 the basic cost of
                                                 insurance rates for
                                                 the group.
 Accidental death benefit   On each monthly                               No maximum
                            anniversary of the                            applies to this
                            Certificate                                   benefit
 Highest and Lowest                              Highest: $.04 per
 charge among all                                $1,000 of rider
 possible Certificates                           benefit amount
                                                 Lowest: $.01 per
                                                 $1,000 of rider
                                                 benefit amount
 Charge for a                                    $.03 per $1,000 of
 hypothetical 45 year old                        rider benefit amount
 Accidental Death or        On each monthly                               No maximum
 Dismemberment              anniversary of the                            applies to this
 Benefit                    Certificate                                   benefit
 Highest and Lowest                              Highest: $.05 per
 Charge Among All                                $1,000 of rider
 Possible Certificates                           benefit amount
                                                 Lowest: $.02 per
                                                 $1,000 of rider
                                                 benefit amount
 Charge for a                                    $.04 per $1,000 of
 hypothetical 45 year old                        rider benefit
                                                 amount
 Dependent life benefits    On each monthly                               No maximum
 (spouse coverage only)     anniversary of the                            applies to this
                            Certificate                                   benefit
 Highest and lowest                              Highest: $30.34 per
 charge among all                                $1,000 of rider
 possible certificates                           benefit amount
                                                 Lowest: $.03 per
                                                 $1,000 of rider
                                                 benefit amount
 Charge for a                                    $.10 per $1,000 of
 hypothetical 45 year old                        rider benefit amount
 Dependent life benefits    On each monthly                               No maximum
 (children coverage only)   anniversary of the                            applies to this
                            Certificate                                   benefit

                          WHEN CHARGE IS     CURRENT AMOUNT      MAXIMUM AMOUNT
    OPTIONAL FEATURE         DEDUCTED           DEDUCTED          WE CAN DEDUCT
 Highest and lowest                      Highest: $.18 per
 charge among all                        $1,000 of rider
 possible certificates                   benefit amount
                                         Lowest: $.07 per
                                         $1,000 of rider
                                         benefit amount
 Charge for a                            $.13 per $1,000 of
 hypothetical                            rider benefit amount
 45 year old

*The cost of insurance charge varies based on anticipated variations in our costs or risks associated with the group or individuals in the group that the charge was intended to cover. The cost of insurance charge may not be representative of the charge that any particular Certificate owner would pay. See "Charges and Deductions--Cost of Insurance" for a more detailed discussion of factors affecting this charge. You can obtain more information about the cost of insurance or other charges that would apply by contacting your insurance sales representative. If you would like, we will provide you with an illustration of the impact of these and other charges under the Certificate based on various assumptions.


**We may determine differences in this charge for different employer groups based on differences in the levels of mortality and expense risks. See "Charges and Deductions--Certificate Charges--Charge Against the Separate Account" below for a fuller description of how this charge may vary. We are currently waiving the following amounts of the Mortality and Expense Risk charge: 0.08% for the Investment Division investing in the Met/Wellington Large Cap Research Portfolio, and an amount equal to the portfolio expenses that are in excess of 0.62% for the investment division investing in the Oppenheimer Global Equity Portfolio (Class A).


***This charge for a Certificate may vary based on differences in the levels of administrative services performed by us and by the employer for the specific group under which the Certificate is issued.

****We charge interest on Certificate loans but credit you with interest on the amount of the cash value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

*****The rider charges may vary based on individual characteristics, or anticipated variations in our costs or risks associated with the group or individuals in the group under which the Certificate is issued. The charge may not be representative of the charge that any particular Certificate owner would pay. You can obtain more information about this and other charges that would apply by contacting your insurance sales representative.


PORTFOLIO OPERATING EXPENSES


Each of the Funds pays an investment management fee. Each of the Funds also incurs other direct expenses (see the applicable Fund Prospectus attached at the end of this Prospectus and the Statement of Additional Information referred to therein for each Fund). You bear indirectly your proportionate share of the fees and expenses of the Portfolios of each Fund that correspond to the Separate Account investment divisions you are using. The Funds offer various classes of shares, each of which has a different level of expenses. However, we offer only Class A shares of the Funds under the Certificates.



The following tables describe the fees and expenses that the Portfolios will pay and that therefore a Certificate owner will indirectly pay periodically during the time that he or she owns a Certificate. The first table shows the minimum and maximum fees and expenses charged by the Portfolios for the fiscal year ended December 31, 2015. The second table shows each Portfolio's fees and expenses, as a percentage of average daily net assets, as of December 31, 2015, in some cases after contractual waivers and/or expense reimbursements. More detail concerning each Portfolio's fees and expenses is contained in the prospectuses for the Portfolios. Certain Portfolios may impose a redemption fee in the future.



MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



                                                                                 MINIMUM   MAXIMUM
 TOTAL ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from Portfolio assets, including management fees,
  distribution and/or service (12b-1) fees, and other expenses)                  0.27%     0.86%

PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)



The following table is a summary. For more complete information on Portfolio fees and expenses, please refer to the prospectus for each Portfolio.




                                                                               ACQUIRED
                                                     DISTRIBUTION                FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                        AND/OR                   FEES       ANNUAL        AND/OR       ANNUAL
                                        MANAGEMENT      SERVICE       OTHER       AND     OPERATING      EXPENSE      OPERATING
PORTFOLIO                                   FEE      (12B-1) FEES   EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
 FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
 Freedom 2010 Portfolio                  --              --          --       0.55%        0.55%       --              0.55%
 Freedom 2020 Portfolio                  --              --          --       0.60%        0.60%       --              0.60%
 Freedom 2030 Portfolio                  --              --          --       0.66%        0.66%       --              0.66%
 Freedom 2040 Portfolio                  --              --          --       0.68%        0.68%       --              0.68%
 Freedom 2050 Portfolio                  --              --          --       0.68%        0.68%       --              0.68%
 MET INVESTORS SERIES TRUST --
  CLASS A
 Met/Wellington Large Cap Research
  Portfolio                            0.56%             --        0.03%        --         0.59%     0.04%             0.55%
 Morgan Stanley Mid Cap Growth
  Portfolio                            0.65%             --        0.03%        --         0.68%     0.01%             0.67%
 Oppenheimer Global Equity Portfolio   0.66%             --        0.05%        --         0.71%     0.08%             0.63%
 METROPOLITAN SERIES FUND -- CLASS A
 Baillie Gifford International Stock
  Portfolio                            0.79%             --        0.07%        --         0.86%     0.12%             0.74%
 Barclays Aggregate Bond Index
  Portfolio                            0.25%             --        0.03%        --         0.28%     0.01%             0.27%
 BlackRock Bond Income Portfolio       0.32%             --        0.04%        --         0.36%     0.00%             0.36%
 Met/Wellington Balanced Portfolio     0.46%             --        0.08%        --         0.54%     0.00%             0.54%
 MetLife Stock Index Portfolio         0.25%             --        0.02%        --         0.27%     0.01%             0.26%
 MFS(R) Value Portfolio                0.70%             --        0.02%        --         0.72%     0.14%             0.58%
 MSCI EAFE(R) Index Portfolio          0.30%             --        0.10%      0.01%        0.41%     0.00%             0.41%
 Russell 2000(R) Index Portfolio       0.25%             --        0.06%      0.01%        0.32%     0.00%             0.32%
 T. Rowe Price Small Cap Growth
  Portfolio                            0.47%             --        0.03%        --         0.50%       --              0.50%
 Western Asset Management Strategic
  Bond Opportunities Portfolio         0.59%             --        0.04%        --         0.63%     0.04%             0.59%



The information shown in the table above was provided by the Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Portfolio, but that the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Portfolio's board of directors or trustees, are not shown.




METLIFE


Metropolitan Life Insurance Company is a leading provider of life insurance, annuities, employee benefits and asset management, with operations throughout the United States. MetLife offers a broad range of protection products and services aimed at serving the financial needs of its customers throughout their lives.

These products are sold to individuals and corporations, as well as other institutions, and their employees. MetLife was incorporated under the laws of New York in 1868. MetLife's home office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife is a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc., together with its subsidiaries and affiliates, is a global provider of life insurance, annuities, employee benefits and asset management, serving approximately 100 million customers. MetLife, Inc., through its subsidiaries and affiliates, holds leading market positions in the United States, Japan, Latin America, Asia, Europe and the Middle East.



THE FIXED ACCOUNT


The Fixed Account is part of our general assets that are not in any legally segregated separate accounts. The minimum guaranteed interest rate will vary based on the provisions stated in the Certificate but will never be lower than 3%. We may also credit excess interest on such amounts. Different excess interest rates may apply to different amounts based upon when such amounts were allocated to the Fixed Account.


We credit the guaranteed and excess interest on each "Valuation Date" (as defined below in "Other Certificate Provisions--When Your Requests Become Effective"). We guarantee the credited interest, and it becomes part of the Certificate's cash value in the Fixed Account. We charge the portion of the monthly deduction that is deducted from the Fixed Account against the most recent premiums paid and interest credited thereto.


We can delay transfers, withdrawals, surrender and payment of Certificate loans from the Fixed Account for up to 6 months. Since the Fixed Account is not registered under the federal securities laws, this Prospectus contains only limited information about the Fixed Account. The Group Policy and the Certificate give you more information on the operation of the Fixed Account.


SEPARATE ACCOUNT UL


The Separate Account receives premium payments from the Group Policies and Certificates described in this Prospectus and other variable life insurance policies that we issue. The assets in the Separate Account legally belong to us, but they are held solely for the benefit of investors in the Separate Account and no one else, including our other creditors. Income and realized and unrealized capital gains and losses of the Separate Account are credited to the Separate Account without regard to any of our other income or capital gains and losses. We will keep an amount in the Separate Account that at least equals the value of our commitments to policy owners that are based on their investments in the Separate Account. We can also keep charges that we deduct and other excess amounts in the Separate Account or we can transfer the excess out of the Separate Account.


We are obligated to pay the death benefit under the Certificates even if that amount exceeds the Certificate's cash value in the Separate Account. The amount of the death benefit that exceeds the Certificate's cash value in the Separate Account is paid from our general account. Death benefits paid from the general account are subject to the financial strength and claims-paying ability of the Company. For other life insurance policies and annuity contracts that we issue, we pay all amounts owed under the policies and contracts from the general account. MetLife is regulated as an insurance company under state law, which generally imposes restrictions on the amount and type of investments in the general account. However, there is no guarantee that we will be able to meet our claims-paying obligations. There are risks to purchasing any insurance product.


We are obligated to pay all amounts and other benefits to which you are entitled under the terms of your Certificate.


The investment adviser to certain of the Portfolios offered with the Group Policy or with other variable life insurance policies issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

THE INVESTMENT DIVISIONS. The Separate Account has subdivisions, called "investment divisions." Each investment division invests its assets exclusively in shares of a corresponding Portfolio of a Fund. We can add new investment divisions to or eliminate investment divisions from the Separate Account. You can designate how you would like your net premiums and cash value to be allocated among the available investment divisions and our Fixed Account. In some cases, your employer retains the right to allocate the portion of any net premium it pays (rather than any premium you pay). If so, Certificate will state this. Amounts you allocate to each investment division receive the investment experience of the investment division, and you bear this investment risk.



THE FUNDS


Each of the Funds is a "series" type of mutual fund, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). Each Fund is divided into Portfolios, each of which represents a different class of stock in which a corresponding investment division of the Separate Account invests. You should read each Fund prospectus carefully. They contain information about each Fund and its Portfolios, including the investment objectives, strategies, risks and investment advisers that are associated with each Portfolio.


Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same money managers. These Portfolios are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolios, different fees and different sizes.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or sub-adviser of a Portfolio or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment for expenses for certain administrative, marketing and support services with respect to the Policies and, in MetLife's role as intermediary, with respect to the Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Policy owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Fund prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolio attributable to the Policies and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to .50%.

Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or sub-adviser of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Policies and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Policies.

We, and certain of our affiliated insurance companies, have joint ownership interests in our affiliated investment adviser MetLife Advisers, LLC, which is organized as a limited liability company. Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from a Portfolio. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See "Fee Tables--Portfolio Operating Expenses" for information on the management fees paid to the adviser and the Statement of Additional Information for the Funds for information on the management fees paid by the adviser to sub-advisers.)

SELECTION OF PORTFOLIOS. We select the Portfolios offered through the Certificate based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's adviser or subadviser is one of our affiliates or whether the Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Certain Payments We Receive with

Regard to the Portfolios" above. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised by our affiliates in the variable insurance products we issue. In some cases, we may include Portfolios based on recommendations made by selling firms through which the Policy is sold. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of cash value to such Portfolios. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premium payments or transfers of cash value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from owners.


We do not provide investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the cash value of your Policy resulting from the performance of the Portfolios you have chosen.


MANAGEMENT OF PORTFOLIOS


Each Fund has an investment adviser who is responsible for overall management of the Fund. These investment advisers have contracted with sub-advisers to make the day-to-day investment decisions for some of the Portfolios.


The adviser, any sub-adviser and the investment objective of each Portfolio are as follows:



                   PORTFOLIO                             INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
 FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
  INITIAL CLASS
 Freedom 2010 Portfolio                        Seeks high total return with a          Fidelity Management & Research
                                               secondary objective of principal        Company
                                               preservation as the fund approaches     Subadviser: FMR Co., Inc.
                                               its target date and beyond.
 Freedom 2020 Portfolio                        Seeks high total return with a          Fidelity Management & Research
                                               secondary objective of principal        Company
                                               preservation as the fund approaches     Subadviser: FMR Co., Inc.
                                               its target date and beyond.
 Freedom 2030 Portfolio                        Seeks high total return with a          Fidelity Management & Research
                                               secondary objective of principal        Company
                                               preservation as the fund approaches     Subadviser: FMR Co., Inc.
                                               its target date and beyond.
 Freedom 2040 Portfolio                        Seeks high total return with a          Fidelity Management & Research
                                               secondary objective of principal        Company
                                               preservation as the fund approaches     Subadviser: FMR Co., Inc.
                                               its target date and beyond.
 Freedom 2050 Portfolio                        Seeks high total return with a          Fidelity Management & Research
                                               secondary objective of principal        Company
                                               preservation as the fund approaches     Subadviser: FMR Co., Inc.
                                               its target date and beyond.
 MET INVESTORS SERIES TRUST -- CLASS A
 Met/Wellington Large Cap Research Portfolio   Seeks long-term capital appreciation.   MetLife Advisers, LLC
                                                                                       Subadviser: Wellington Management
                                                                                       Company LLP
 Morgan Stanley Mid Cap Growth Portfolio       Seeks capital appreciation.             MetLife Advisers, LLC
                                                                                       Subadviser: Morgan Stanley
                                                                                       Investment Management Inc.
 Oppenheimer Global Equity Portfolio           Seeks capital appreciation.             MetLife Advisers, LLC
                                                                                       Subadviser: OppenheimerFunds, Inc.

                    PORTFOLIO                              INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
 METROPOLITAN SERIES FUND -- CLASS A
 Baillie Gifford International Stock Portfolio   Seeks long-term growth of capital.      MetLife Advisers, LLC
                                                                                         Subadviser: Baillie Gifford Overseas
                                                                                         Limited
 Barclays Aggregate Bond Index Portfolio         Seeks to track the performance of the   MetLife Advisers, LLC
                                                 Barclays U.S. Aggregate Bond            Subadviser: MetLife Investment
                                                 Index.                                  Advisors, LLC
 BlackRock Bond Income Portfolio                 Seeks a competitive total return        MetLife Advisers, LLC
                                                 primarily from investing in             Subadviser: BlackRock Advisors,
                                                 fixed-income securities.                LLC
 Met/Wellington Balanced Portfolio               Seeks long-term capital appreciation    MetLife Advisers, LLC
                                                 with some current income.               Subadviser: Wellington Management
                                                                                         Company LLP
 MetLife Stock Index Portfolio                   Seeks to track the performance of the   MetLife Advisers, LLC
                                                 Standard & Poor's 500(R) Composite      Subadviser: MetLife Investment
                                                 Stock Price Index.                      Advisors, LLC
 MFS(R) Value Portfolio                          Seeks capital appreciation.             MetLife Advisers, LLC
                                                                                         Subadviser: Massachusetts Financial
                                                                                         Services Company
 MSCI EAFE(R) Index Portfolio                    Seeks to track the performance of the   MetLife Advisers, LLC
                                                 MSCI EAFE(R) Index.                     Subadviser: MetLife Investment
                                                                                         Advisors, LLC
 Russell 2000(R) Index Portfolio                 Seeks to track the performance of the   MetLife Advisers, LLC
                                                 Russell 2000(R) Index.                  Subadviser: MetLife Investment
                                                                                         Advisors, LLC
 T. Rowe Price Small Cap Growth Portfolio        Seeks long-term capital growth.         MetLife Advisers, LLC
                                                                                         Subadviser: T. Rowe Price
                                                                                         Associates, Inc.
 Western Asset Management Strategic Bond         Seeks to maximize total return          MetLife Advisers, LLC
  Opportunities Portfolio                        consistent with preservation of         Subadviser: Western Asset
                                                 capital.                                Management Company


THE PORTFOLIO SHARE CLASSES THAT WE OFFER


The Funds offer various classes of shares, each of which has a different level of expenses. The Fund prospectuses may provide information for share classes or Portfolios that are not available through the Certificate. When you consult the Fund prospectus for a Portfolio, you should be careful to refer only to the information regarding the Portfolio and class of shares that is available through the Certificate.


SUBSTITUTION OF PORTFOLIOS


If investment in the Portfolios or a particular Portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the Certificates, or for any other reason in our sole discretion, we may substitute another portfolio without your consent. The substituted Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premium payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may make available or close investment divisions to allocation of premium payments or cash value, or both, for some or all classes of Certificates, at any time in our sole discretion.

PURCHASE AND REDEMPTION OF PORTFOLIO SHARES BY THE SEPARATE ACCOUNT


As of the end of each Valuation Period (see "Valuation Period" description below in "Other Certificate Provisions--When Your Requests Become Effective"), we purchase and redeem Fund shares for the Separate Account at their net asset value without any sales or redemption charges. These purchases and redemptions reflect the amount of any of the following transactions that take effect at the end of the Valuation Period:
o The allocation of net premiums to the Separate Account.
o Dividends and distributions on Fund shares, which are reinvested as of the dates paid (which reduces the value of each share of the Fund and increases the number of Fund shares outstanding, but has no effect on the cash value in the Separate Account).
o Certificate loans and loan repayments allocated to the Separate Account.
o Transfers to and among investment divisions.
o Withdrawals and surrenders taken from the Separate Account.


VOTING RIGHTS

The Funds have shareholder meetings from time to time to, for example, elect directors and approve some changes in investment management arrangements. You can give us voting instructions on shares of each portfolio of a fund that are attributed to your Certificate. We will vote the shares of each Portfolio that are attributed to your Policy based on your instructions. We will vote all shares in proportion to the instructions received. If we do not receive your instructions we will vote your shares in the same proportion as represented by the votes received from other owners. The effect of this proportional voting is that a small number of owners may control the outcome of a vote. Should we determine that the 1940 Act no longer requires us to do this, we may decide to vote Fund shares in our own right, without input from you or any other owners of variable life insurance policies or variable annuity contracts that participate in a Fund.



ISSUING A GROUP POLICY AND A CERTIFICATE

We will issue a Certificate to you as owner. Unless your employer has reserved otherwise, you will have all the rights under the Certificate, including the ability to name a new owner or contingent owner.

We may issue a Group Policy to an employer or association ("employer") or to a trust through which an employer participates. Generally, the minimum number of people in a group that is required before we will issue a Group Policy directly to an employer is 200 lives. However, we reserve the right to issue a Group Policy or provide coverage to an employer that does not meet this minimum.

Employees of employers and members of associations ("employees") may own Certificates issued under their employer's Group Policy. If you want to own a Certificate, then you must complete an enrollment form, which must be received by the Administrative Office. We reserve the right to reject an enrollment form for any reason permitted by law, and our acceptance of an enrollment form is subject to our underwriting rules.

Generally, we will issue a Certificate only to an eligible employee, or a spouse of an eligible employee when permitted by the employer. The person upon whose life the Certificate is issued is called the covered person. The owner is generally the employee unless the enrollment form designates someone else as owner. For the purpose of computing the covered person's age under the Certificate, we start with the covered person's age on a day selected by your employer. Age can be measured from December 31st in a given year, or from any other date agreed to by your employer and us.

The Date of Certificate is set forth in the Certificate and is the effective date for life insurance protection under the Certificate. We use the Date of Certificate to calculate the Certificate years (and Certificate months and monthly anniversaries).



PAYMENT AND ALLOCATION OF PREMIUMS

You can make planned periodic premium payments and unscheduled premium payments. The payment of a given premium will not necessarily guarantee that your Certificate will remain in force. Rather, this depends on the Certificate's cash surrender value.

PAYING PREMIUMS


You can make premium payments, subject to certain limitations discussed below, through:
o Payroll Deduction: Where provided by your employer, you may pay premiums through payroll deduction. Your employer may require that you pay a minimum monthly amount in order to use payroll deduction. Your employer may send payroll deductions to us as much as 30 days after the deduction is made.
o Planned periodic payments: If there is no payroll deduction available, you may elect to pay premiums monthly, quarterly or annually.
o Unscheduled premium payment option: You also can make other premium payments at any time.


We do not accept premiums made in cash or by money order.


If you send your premium payments or transaction requests to an address other than the one we have designated for receipt of such premium payments or requests, we may return the premium payment to you, or there may be a delay in applying the premium payment or transaction to your Certificate.



Please note that if your employer does not remit premiums on a timely basis in accordance with the established premium payment schedule, you may not participate in the investment experience under your Certificate until the premium has been received and credited to your Certificate in accordance with our established administrative procedures.



MAXIMUM AND MINIMUM PREMIUM PAYMENTS

o The first premium may not be less than the planned premium.
o Unscheduled premium payments must be at least $100 each. We may change this minimum amount on 90 days notice to you.
o You may not pay premiums that exceed tax law premium limitations for life insurance policies. We will return any amounts that exceed these limits except that we will keep any amounts that are required to keep the Certificate from terminating. We will let you make premium payments that would turn the Certificate into a modified endowment contract, but we will promptly tell you of this status, and if possible, we will tell you how to reverse the status. ("See Tax Matters--Modified Endowment Contracts.")


ALLOCATING NET PREMIUMS


Generally, you indicate on your enrollment form the initial allocation of net premiums (your premiums minus the charges deducted from your premiums) among the Fixed Account and the investment divisions of the Separate Account. In some cases, your employer has the right to allocate the portion of any net premiums it pays (but not any premiums that you pay) until the covered person retires (if the covered person is employed by your employer) or the Certificate becomes portable. (See "Portable Certificate" under "Other Certificate Provisions--Effect of Termination of Employer Participation in the Group Policy.") If you fail to provide allocation instructions, we may allocate net premiums as described in the application. The Certificate includes a description of your right to allocate net premiums.

The percentage of your net premium allocation into each of these investment options must be a minimum of 10% and in whole numbers. You can change your allocations at any time by giving us written notification at our Administrative Office or in any other manner that we permit.



INSURANCE PROCEEDS

If the Certificate is in force, we will pay your beneficiary the insurance proceeds as of the end of the Valuation Period that includes the covered person's date of death. We will pay this amount after we receive documents that we request as due proof of the covered person's death.

We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest -and to which the accountholder has immediate and full access, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. None of these options vary with the investment performance of the Separate Account. More detailed information concerning settlement options is available on request from our Administrative Office. We will pay interest on the proceeds as required by applicable state law.


Unless otherwise requested and subject to state law, the Certificate's death proceeds will generally be paid to the beneficiary through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Certificate surrender proceeds paid into a Total Control Account established for you.


Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


The insurance proceeds equal:
o The death benefit provided on the date of death or the alternate death benefit; plus
o Any additional insurance proceeds provided by rider; minus
o Any unpaid Certificate loans and accrued interest thereon, and any due and unpaid charges accruing during a grace period.


The amount of the death benefit that exceeds the Certificate's Cash Value is paid from our general account. Death benefit amounts paid from our general account are subject to the claims of our creditors.



Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the beneficiary of the death benefit, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on our books and records. ("Escheatment" is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Certificate's death benefit from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designation--including complete names and complete address--if and as they change. You should contact our Administrative Office at 1-800-756-0124 in order to make a change to your beneficiary designation.



DEATH BENEFIT


The death benefit varies and equals the specified face amount of insurance of the Certificate plus the cash value on the date of death.


ALTERNATE DEATH BENEFIT


In order to ensure that the Certificate qualifies as life insurance under the federal income tax laws, the beneficiary will receive an alternate death benefit if it is greater than the amount that the beneficiary would have received under the death benefit described above. The alternate death benefit is calculated by multiplying the Certificate's cash value by a prescribed percentage. The prescribed percentage is determined by the covered person's age at the time of the calculation and declines as the covered person grows older. The alternate death benefit is as follows:


 AGE OF COVERED PERSON AT DEATH     % OF CASH VALUE*
--------------------------------   -----------------
           40 and less                   250%
               45                        215%
               50                        185%
               55                        150%
               60                        130%
               65                        120%
               70                        115%
            75 to 90                     105%
               95                        100%

* For the ages not listed, the percentage decreases by a ratable portion for each full year.


During any period when your cash value is high enough that the alternate death benefit applies, your charges for insurance costs will be higher, since the effective amount of your coverage will be greater. In no event will the death benefit be less than the minimum insurance amount required under current Federal income tax rules applicable to the definition of life insurance as in effect on the date your Certificate is issued.


SPECIFIED FACE AMOUNT


The specified face amount is the basic amount of life insurance specified in the Certificate. The Minimum Specified Face Amount is the smallest amount of specified face amount for which a Certificate may be issued, and is set forth in the Certificate. This amount will never be less than $10,000.


Generally, you may change your specified face amount subject to certain limitations. Any change you request will be effective on the monthly anniversary on or next following our approval of your request. You are permitted to decrease the specified face amount to as low as the Minimum Specified Face Amount set forth in the Certificate.


You may request an increase on dates determined by your employer and set forth in the Certificate. If you are a qualifying employee, we will make automatic increases in the specified face amount when your salary increases on a date or dates determined by your employer. However, you can notify us in writing at any time that you do not desire such automatic increases in the future. Any requirements as to the minimum amount of an increase are set forth in the Certificate. Any increase is subject to our underwriting rules which may include a requirement for evidence satisfactory to us of the covered person's insurability.


Before you change your specified face amount you should consider the following:
o The insurance portion of your death benefit will change. This will affect the insurance charges, cash value and death benefit levels;
o Reducing your specified face amount may result in our returning an amount to you which, if it occurs during the first 15 Certificate years, could then be taxed on an income first basis, even if the Certificate is not a modified endowment contract;
o The amount of additional premiums that the tax laws permit you to pay into the Certificate may increase or decrease. The additional amount you can pay without causing the Certificate to be a modified endowment contract for tax purposes may also increase or decrease (see "Tax Matters--Modified Endowment Contracts"); and
o The Certificate could become a modified endowment contract in certain circumstances.

INCOME PLANS


Generally you can receive the Certificate's insurance proceeds under an income plan instead of in a lump sum. The insurance proceeds can generally be paid under a variety of income plans. We currently make the following income plans available:
o Interest Income
o Installment Income for a Stated Period
o Installment Income of a Stated Amount
o Single Life Income-Guaranteed Payment Period
o Joint and Survivor Life Income
o Single Life Income-Guaranteed Return


Before you choose an income plan you should consider:
o The tax consequences associated with the Certificate proceeds, which can vary considerably, depending on whether a plan is chosen. You or your beneficiary should consult with a qualified tax advisor about tax consequences; and
o That the rates of return we credit under these plans are not based on the investment performance of any of the Portfolios.



CASH VALUE, TRANSFERS AND WITHDRAWALS


CASH VALUE

The Certificate's CASH VALUE equals:
o The Fixed Account cash value, plus
o The Loan Account cash value, plus
o The Separate Account cash value.


The Certificate's CASH SURRENDER VALUE equals your cash value minus:
o Any outstanding Certificate loans (plus any accrued and unpaid loan interest);
o Any accrued and unpaid monthly deduction; and
o Any surrender transaction fee.


Unless the Group Policy is still in its first year, we will, on the Investment Start Date for the Certificate, allocate your cash value among the investment divisions as you requested your net premiums to be allocated in your enrollment form or a subsequent reallocation request. See "Investment Start Date" description below in "Other Certificate Provisions--When Your Requests Become Effective." If the Group Policy is still in its first year, we will make this allocation 20 days after the Investment Start Date.


Thereafter, at the end of each Valuation Period the cash value in an investment division will equal:
o The cash value in the investment division at the beginning of the Valuation Period; plus
o All net premiums, loan repayments and cash value transfers into the investment division during the Valuation Period; minus
o All partial cash withdrawals, loans and cash value transfers out of the investment division during the Valuation Period; minus
o The portion of any charges and deductions allocated to the cash value in the investment division during the Valuation Period; plus
o The net investment return for the Valuation Period on the amount of cash value in the investment division at the beginning of the Valuation Period.


The net investment return currently equals the rate of increase or decrease in the net asset value per share of the underlying Fund portfolio over the Valuation Period, adjusted upward to take appropriate account of any dividends and other distributions paid by the portfolio during the period.

CASH VALUE TRANSFERS


The minimum amount you may transfer is $200 or, if less, the total amount in an investment option. You may make transfers at any time after the Investment Start Date. In some cases, your employer retains the right to transfer the portion of any net premiums it pays (but not any premiums you pay). The Certificate will set forth any such employer rights.


In some cases, the maximum amount that you may transfer or withdraw from the Fixed Account in any Certificate year is the greater of
o $200 and
o 25% of the largest amount in the Fixed Account over the last four Certificate years (or since the Date of Certificate if the Certificate has been in effect for less than four years).


Any such limit does not apply to
o a full surrender
o any loans taken
o any transfers under a systematic investment strategy


It is important to note that due to the restrictions on transfers from the Fixed Account, it could take a number of years to fully transfer a current balance in the Fixed Account to the investment divisions of the Separate Account. You should keep this in mind when considering whether an allocation of cash value to the Fixed Account is consistent with your risk tolerance and time horizon.


The Certificate includes a description of your cash value transfer rights. We do not charge for transfers. Currently, transfers are not taxable transactions.


RESTRICTIONS OF FREQUENT TRANSFERS. Frequent requests from Certificate owners to transfer cash value may dilute the value of a Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Certificate owners and other persons who may have an interest in the Certificates (e.g., beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios. We monitor transfer activity in the Portfolios below (the "Monitored Portfolios"):


     Baillie Gifford International Stock Portfolio
     MSCI EAFE(R) Index Portfolio
     Oppenheimer Global Equity Portfolio
     Russell 2000(R) Index Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current cash value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Certificate to be submitted either (i) in writing with an original signature or
(ii) by telephone prior to 10:00 a.m. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


Transfers made under one of the systematic investment strategies described in the prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Certificate owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Certificates. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Certificate owners and other persons with interests in the Certificates. We do not accommodate frequent transfers in any Portfolios and there are no arrangements in place to permit any Certificate owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Certificate owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Certificate owners who violate the frequent transfer policies established by the Portfolio.

In addition, Certificate owners and other persons with interests in the Certificates should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance policies and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Certificate owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in frequent trading, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Certificate owner). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Portfolios except where the manager of a particular underlying Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


SYSTEMATIC INVESTMENT STRATEGIES. For certain groups, you can choose one of four currently available strategies described below. -Your employer can inform you whether these investment strategies are available. You can also change or cancel your choice at any time.



Equity Generator SM. Allows you to transfer an amount equal to the interest earned on amounts in the Fixed Account in any Certificate month equal to at least $20 to the MetLife Stock Index investment division. The transfer will be made at the beginning of the Certificate month following the Policy month in which the interest was earned.



Equalizer SM. Allows you to periodically equalize amounts in your Fixed Account and the MetLife Stock Index investment division. We currently make equalization each quarter. We will terminate this strategy if you make a transfer out of either of the investment divisions or the Fixed Account. You may then reelect the Equalizer on your next Certificate anniversary.

Rebalancer SM. Allows you to periodically redistribute amounts in the Fixed Account and investment divisions in the same proportion that the net premiums are then being allocated. We currently make the redistribution each quarter.

Allocator SM. Allows you to systematically transfer money from the Fixed Account to any investment division(s). When you elect the Allocator, you must have enough cash value in the Fixed Account to enable the election to be in effect for three months. The election can be to transfer each month:
o A specific amount, until the cash value in the Fixed Account is exhausted.
o A specific amount for a specific number of months.
o Amounts in equal installments until the total amount you have requested has been transferred.

These transfer privileges allow you to take advantage of investment fluctuations, but none assures a profit nor protects against a loss in declining markets. Because the Allocator involves continuous investment in securities regardless of the price levels of such securities, you should consider your financial ability to continue purchases through periods of fluctuating price levels.


SURRENDER AND WITHDRAWAL PRIVILEGES

You can surrender the Certificate for its cash surrender value. We may ask you to return the Certificate before we honor your request to surrender the Certificate. The proceeds will be paid in a single sum. If the covered person dies after you surrender the Certificate but before the end of the Certificate month in which you surrendered the Certificate, we will pay your beneficiary an amount equal to the difference between the Certificate's death benefit and its cash value, computed as of the surrender date.

You can make partial withdrawals if:
o the withdrawal is at least $200; and
o in some cases, the amount you request to withdraw from the Fixed Account is not more than the greater of (a) $200, and (b) 25% of the largest amount in the Fixed Account over the last four Certificate years (or since the Date of Certificate if the Certificate has been in effect for less than four years).

The Certificate includes a description of your rights to make partial withdrawals. If you make a request for a partial withdrawal that is not permitted, we will tell you and you may then ask for a smaller withdrawal or surrender the Certificate. We will deduct your withdrawal from the Fixed Account and each of the investment divisions of the Separate Account in the same proportion that the Certificate's cash value in each such option bears to the total cash value of the Certificate in the Fixed Account and the investment divisions.

As regards payment of amounts attributable to a check, we can wait for a reasonable time (15 days or less) to let the check clear.

Before surrendering the Certificate or requesting a partial withdrawal you should consider the following:
o Transaction fees of up to $25 (but not greater than 2% of the amount withdrawn) may apply, if the Certificate so states.
o Amounts received may be taxable as income and, if your Certificate is a modified endowment contract, subject to certain tax penalties. (See "Tax Matters--Modified Endowment Contracts.")
o If you also decrease your specified face amount at the time of the withdrawal, the Certificate could become a modified endowment contract.
o For partial withdrawals, your death benefit will decrease, generally by the amount of the withdrawal.

In some cases you may be better off taking a Certificate loan, rather than a partial withdrawal.


BENEFIT AT FINAL DATE

The Final Date is the Certificate anniversary on which the covered person reaches age 95. Subject to certain conditions, we will allow you to extend that date where permitted by state law. If the covered person is living on the Final Date, we will pay the cash surrender value of the Certificate to the Certificate owner (generally the employee). The Certificate owner will receive the cash surrender value in a single sum.



PAID-UP CERTIFICATE PROVISION

Under this provision, you can choose to terminate the Certificate's usual death benefit (and any riders in effect) and use all or part of the cash surrender value as a single premium for a "paid-up" benefit under the Certificate. ("Paid-up" means no further premiums are required.) Thereafter, you may no longer allocate cash value to the Separate Account or the Fixed Account. You will receive in cash any remaining cash surrender value that is not used to elect a paid-up benefit. The paid-up benefit must not be:
o more than can be purchased using the Certificate's cash surrender value;
o more than the death benefit under the Certificate at the time you choose to use this provision; or
o less than $10,000.



LOAN PRIVILEGES

You can borrow from us and use the Certificate as security for the loan. The amount of each loan must be:
o At least $200; and
o No more than 75% of the cash surrender value (unless state law requires a different percentage to be applied, as set forth in your Certificate) when added to all other outstanding Certificate loans.

For certain Group Policies, we may charge a transaction fee of up to $25 for each loan if the Certificate so states.

As of your loan request's Date of Receipt, we will:
o Remove an amount equal to the loan, and an amount equal to the present value of the loan interest due, from your cash value in the Fixed Account and each investment division of the Separate Account in the same proportion that the Certificate's cash value in each such option bears to the total cash value of the Certificate in the Fixed Account and the investment divisions. The present value of the loan interest due is the loan interest due at the next Certificate anniversary, discounted at an interest rate equal to the current Loan Account crediting rate.
o Transfer such cash value to the Loan Account, where it will be credited with interest at a rate equal to the loan rate charged less a percentage charge, based on expenses associated with Certificate loans, determined by us. This percentage charge will not exceed 2%, and the minimum rate we will credit to the Loan Account will be 3% per year (for Group Policies issued prior to March 1, 1999, the minimum rate is 4%). At least once a year, we will transfer any interest earned in your Loan Account to the Fixed Account and the investment divisions, according to the way that we then allocate your net premiums.
o Charge you interest, which will accrue daily at a rate of up to 8% per year (which is the maximum rate we will ever charge). We will determine the current interest rate applicable to you at the time you take a loan. Your interest payments are generally due at the beginning of each Certificate year. However, we reserve the right to make interest payments due in a different manner. If you do not pay the amount within 31 days after it is due, we will treat it as a new Certificate loan.

Repaying your loans (plus accrued interest) is done by sending in payments at any time before the Final Date while the covered person is living. You should designate whether a payment is intended as a loan repayment or a premium payment, since we will treat any payment for which no designation is made as a premium payment. We will allocate your repayment to the Fixed Account and the investment divisions, in the same proportion that net premiums are then allocated.


Before taking a Certificate loan you should consider the following:
o Interest payments on loans are generally not deductible for tax purposes.
o Under certain situations, Certificate loans could be considered taxable distributions.
o Amounts held in your Loan Account do not participate in the investment experience of the investment divisions or receive the interest rate credited to the Fixed Account, either of which may be higher than the interest rate credited on the amount you borrow.
o If you surrender the Certificate or if we terminate the Certificate, or at the Final Date, any outstanding loan amounts (plus accrued interest) will be taxed as a distribution. (See "Federal Tax Matters--Loans" below.)
o A Certificate loan increases the chances of our terminating the Certificate due to insufficient cash -surrender value. We will terminate the Certificate with no value if: (a) on a monthly anniversary your loans (plus accrued interest) exceed your cash value minus the monthly deduction; and (b) we tell you of the insufficiency and you do not make a sufficient payment within the greater of (i) 61 days of the monthly anniversary, or (ii) 30 days after the date notice of the start of the grace period is mailed to you.
o Your Certificate's death proceeds will be reduced by any unpaid loan (plus any accrued and unpaid loan interest).



OPTIONAL RIDER BENEFITS

You may be eligible for certain benefits provided by rider, subject to certain underwriting requirements and the payment of additional premiums. We will deduct any charges for the rider(s) as part of the monthly deduction. Generally, we currently make the following benefits available by rider:


 o Disability Waiver of Monthly Deduction Benefit1,2   o Accidental Death or Dismemberment Benefit1
 o Accelerated Benefits Option1,3                      o Dependent Life Benefits1
 o Accidental Death Benefit1

1Provided to you only if elected by your employer.

2An increase in specified face amount may not be covered by this rider. If not, the portion of the monthly deduction associated with the increase will continue to be deducted from the cash value, which if insufficient, could result in the Certificate's termination. For this reason, it may be advantageous for the owner, at the time of total disability, to reduce the specified face amount to that covered by this rider.

3Payment under this rider may affect eligibility for benefits under state or federal law.


Each rider contains important information, including limits and conditions that apply to the benefits. If you decide to purchase any of the riders, you should carefully review their provisions to be sure the benefit is something that you want.


You should also consider:
o That the addition of certain riders can restrict your ability to exercise certain rights under the Certificate.
o That the amount of benefits provided under the rider is not based on investment performance of a separate account; but, if the Certificate terminates because of poor investment performance or any other reason, the rider generally will also terminate.
o That there are tax consequences. You should consult with your tax adviser before purchasing one of the riders.

CHARGES AND DEDUCTIONS


IMPORTANT INFORMATION APPLICABLE TO ALL CERTIFICATE CHARGES AND DEDUCTIONS

The charges discussed in the paragraphs that follow are all included in the Fee Tables on pages 5 to 9 of this Prospectus. You should refer to these Fee Tables for information about the rates and amounts of such charges, as well as other information that is not covered below.


The Certificate charges compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume.


Services and benefits we provide:
o the death benefit, cash, and loan benefits under the Certificate
o investment options, including premium allocations
o administration of elective options
o the distribution of reports to Certificate owners


Costs and expenses we incur:
o costs associated with processing and underwriting applications, and with issuing and administering the Certificate (including any riders)
o overhead and other expenses for providing services and benefits
o sales and marketing expenses
o other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state, and local premium and other taxes and fees


Risks we assume:
o that the cost of insurance charges we may deduct are insufficient to meet our actual claims because the insureds die sooner than we estimate
o that the charges of providing the services and benefits under the Certificates exceed the charges we deduct


Our revenue from any particular charge may be more or less than any costs or expenses that charge is intended primarily to cover. We may use our revenues from one charge to pay other costs and expenses in connection with the Certificates including distribution expenses. We may also profit from all the charges combined, including the cost of insurance charge and the Mortality and Expense Risk charge and use such profits for any corporate purpose.


The following sets forth additional information about some (but not all) of the Certificate charges.


CHARGES DEDUCTED FROM PREMIUMS


CHARGE FOR AVERAGE EXPECTED STATE TAXES ATTRIBUTABLE TO PREMIUMS. We make this charge to reimburse us for the state premium taxes that we must pay on premiums we receive. Although premium taxes vary from state to state, we will charge one rate for each employer group. We estimate the initial charge for each employer group based on anticipated taxes to be incurred on behalf of each group during its first year of coverage. Thereafter, we will base this charge on anticipated taxes taking into account actual state and local premium taxes we incur on behalf of each employer group in the prior year and known factors affecting the coming year's taxes. This charge may vary based on changes in the law or changes in the residence of the Certificate owners.


We may deduct this charge, as well as the charge for expected federal taxes attributable to premiums, either as a percent of premium or as part of the monthly deduction. In the latter case, the amount we deduct would depend on the amount of premiums paid by the group as a whole rather than the amount paid by you.


Currently, we are charging covered employer groups rates up to 2.55%, which reflect the average state premium taxes currently being charged for the group. There is no specific maximum rate we may charge.

CHARGE FOR EXPECTED FEDERAL TAXES ATTRIBUTABLE TO PREMIUMS. Federal income tax law requires us to pay certain amounts of taxes that are related to the amount of premiums we receive. We deduct 0.35% of each premium payment to offset the cost to us of those additional taxes, which may be more or less than the amount we pay in respect of your premiums.


CHARGES INCLUDED IN THE MONTHLY DEDUCTION


The Certificate describes the charges that are applicable to you as part of the monthly deduction. The monthly deduction accrues on each monthly anniversary starting with the Date of Certificate. However, we may make the actual deduction up to 45 days after each such monthly anniversary. We allocate the monthly deduction among the Fixed Account and each of the investment divisions of the Separate Account in the same proportion that the Certificate's cash value in each such option bears to the total cash value of the Certificate in the Fixed Account and the investment divisions.


COST OF INSURANCE. This charge varies based on many factors. Each month, we determine the charge by multiplying your cost of insurance rate by the insurance amount. This is the amount we are at risk if the insured dies, and the Fee Table earlier in this Prospectus calls it our "Net Amount at Risk."


The insurance amount (or Net Amount at Risk) is the death benefit at the beginning of the Certificate month, minus the cash value at the beginning of the Certificate month. The insurance amount will be affected by changes in the specified face amount of the Certificate. The insurance amount and therefore the cost of insurance will be greater if the specified face amount is increased. If the alternate death benefit is in effect, then the insurance amount will increase and thus your cost of insurance will be higher.


The cost of insurance rate is based on:
o The age and rate class of the covered person
o Group mortality characteristics
o The particular characteristics that are agreed to by your employer and us, such as:
  1. The rate class structure;
  2. The degree of stability in the charges sought by your employer; and
  3. Portability features.
o The amount of any surplus or reserves to be transferred to us from any previous insurer or from another of our policies (see "Other Certificate Provisions--Retrospective Experience Rating and Dividends").


The actual monthly cost of insurance rates will be based on our expectations as to future experience. The rates, however, will never exceed the guaranteed cost of insurance rates set forth in the Certificate. These guaranteed rates may be up to 150% of the rates that could be charged based on the 1980 Commissioners Standard Ordinary Mortality Table, Males, age last birthday ("1980 CSO Table"). The maximum guaranteed rates may be higher than the 1980 CSO Table because we use simplified underwriting and non-medical issue procedures whereby we may not require the covered person to submit to a medical or paramedical examination, and may provide coverage to groups that present substandard risk characteristics according to our underwriting criteria. Our current rates are lower than 100% of the 1980 CSO Table in most cases.


We review our rates periodically and may adjust them based on our expectations of future experience. We will apply the same rates to everyone in a group who has had their Certificate for the same amount of time and who is the same age and rate class. We adjust the rates from time to time based on several factors, including:
o the number of Certificates in force for each group;
o the number of Certificates in the group surrendered or becoming portable during the period; and
o the actual experience of the group.


As a general rule, the cost of insurance rate increases each year you own the Certificate, as the covered person's age increases. Our use of simplified underwriting and non-medical issue procedures may result in higher cost of insurance charges for some healthy individuals.

Rate class relates to the level of mortality risk we assume with respect to a covered person. We and your employer will agree to the number of classes and characteristics of each class. The classes may vary by smoker and nonsmokers, active and retired status, Owners of portable Certificates and other Owners, and/or any other non-discriminatory classes we and your employer agree to. The covered person's rate class will affect your cost of insurance.


ADMINISTRATION CHARGE. We make this monthly charge primarily to compensate us for expenses we incur in the administration of the Certificates, including our underwriting and start-up expenses. The Certificate will describe your administration charge. The charge will never exceed $5 per Certificate. We will determine differences in the administration charge rates applicable to different Certificates under the Group Policies based on expected differences in the administrative costs under the Certificates or in the amount of revenues that we expect to derive from the charge. Such differences may result, for example, from:
o features that are agreed to by your employer and us;
o the extent to which certain administrative functions are to be performed by us or by your employer; and
o the expected average Certificate death benefit.


CHARGE AGAINST THE SEPARATE ACCOUNT


We make this daily Mortality and Expense Risk charge against the assets in the Separate Account primarily to compensate us for:
o mortality risks that covered persons may live for a shorter period than we expect; and
o expense risks that our issuing and administrative expenses may be higher than we expect.


The maximum rate we may charge is equivalent to an effective annual rate of ..90% of the Cash Value in the Separate Account.


We may determine differences in this charge for different employer groups based on differences in the levels of mortality and expense risks. These differences arise mainly from the fact that:
o the factors discussed above on which the cost of insurance and administration charges are based are more uncertain in some cases than others; and
o our ability to recover any unexpected costs from Certificate charges varies from case to case depending on the maximum rates for such charges we agree to with employers.


We reserve the right, if permitted by law, to change the structure of this charge so that it is charged on a monthly basis as a percentage of cash value in the Separate Account or so that it is charged as a part of the monthly deduction. Our right to change the structure of this charge does not permit us to increase the maximum rate that is stated in the Policy.


VARIATIONS IN CHARGES


We will determine Certificate charge rates pursuant to our established actuarial procedures, and we will not discriminate unreasonably or unfairly against owners of Certificates under any Group Policy.


PORTFOLIO COMPANY CHARGES


Each of the Portfolios pays an investment management fee to its investment manager. Each Portfolio also incurs other direct expenses. See the fuller description contained in the Fee Table section of this Prospectus (also see the Fund Prospectus and Statement of Additional Information referred to therein for each Fund). You bear indirectly your proportionate share of the fees and expenses of the Portfolios of each Fund that correspond to the Separate Account investment divisions you are using.


OTHER CHARGES


ADDITIONAL TAXES. In general, we don't expect to incur federal, state or local taxes upon the earnings or realized capital gains attributable to the assets in the Separate Account relating to the cash surrender value of the Policies. If we do incur such taxes, we reserve the right to charge cash value allocated to the Separate Account for these taxes.

TRANSACTION FEE FOR SURRENDERS OR PARTIAL WITHDRAWALS. Your Certificate may provide that we may charge a transaction fee of up to $25 for each surrender or partial withdrawal. In no event, however, will the charge be greater than 2% of the amount withdrawn.


LOAN INTEREST SPREAD. We charge interest on Certificate loans but credit you with interest on the amount of the Cash Value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. This charge is primarily to cover our expense in providing the loan. The spread is guaranteed to never exceed 2%.



CERTIFICATE TERMINATION AND REINSTATEMENT

TERMINATION. We will terminate the Certificate without any cash surrender value if:
o The cash surrender value on any monthly anniversary is less than the monthly deduction; and
o We do not receive a sufficient premium payment within the grace period to cover the monthly deduction. We will mail you notice if any grace period starts. The grace period is the greater of (a) 61 days measured from the monthly anniversary and (b) 30 days after the notice is mailed.

REINSTATEMENT. The following applies unless the Group Policy has been terminated and you would not have been permitted to retain your Certificate on a portable or paid-up basis. Upon your request, we will reinstate the Certificate, subject to certain terms and conditions that the Certificate provides. We must receive your request within 3 years (or within a longer period if required by state law) after the end of the grace period and before the Final Date. You also must provide us with:
o A written request for reinstatement.
o Evidence of insurability that we find satisfactory.
o An additional premium amount that the Certificate prescribes for this purpose.

Your Certificate can also terminate in some cases if your employer ends its participation in the Group Policy. This is discussed in detail under "Other Certificate Provisions--Effect of Termination of Employer Participation in the Group Policy" below.



FEDERAL TAX MATTERS


The following is a brief summary of some tax rules that may apply to the Certificate. Such discussion does not purport to be complete or to cover every situation. The summary does not address state, local or foreign tax issues related to the Certificate. You must consult with and rely on the advice of your own tax or ERISA counsel, especially where the Certificate is being purchased in connection with an employee benefit plan, such as a death benefit or deferred compensation plan, or is being purchased for estate, tax planning or similar purposes. You should also consult with your own tax adviser to find out how taxes can affect your benefits and rights under the Certificate. Such consultation is especially important before you make unscheduled premium payments, change your specified face amount, change coverage provided by riders, take a loan or withdrawal, or assign or surrender the Certificate. Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends.



INSURANCE PROCEEDS

o Insurance proceeds are generally excludable from your beneficiary's gross income to the extent provided in Section 101 of the Internal Revenue Code ("Code"). Insurance proceeds may be taxable in some circumstances, such as where there is a transfer-for-value of a Certificate or where a business is the Owner of the Certificate covering the life of the employee, if certain notice and consent and other requirements are not satisfied.
o The proceeds may be subject to federal estate tax: (i) if paid to the covered person's estate or (ii) if paid to a different beneficiary if the covered person possessed incidents of ownership at or within three years before death.
o If you die before the covered person, the value of the Certificate (determined under IRS rules) is included in your estate and may be subject to federal estate tax.
o Whether or not any federal estate tax is due is based on a number of factors including the estate size.

o The insurance proceeds payable upon death of the insured will never be less than the minimum amount required for a Certificate to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Certificate was issued.


CASH VALUE (IF THE CERTIFICATE IS NOT A MODIFIED ENDOWMENT CONTRACT)

o You are generally not taxed on your cash value until you withdraw it or surrender the Certificate or receive a distribution (such as when your Certificate terminates on the Final Date). In these cases, you are generally permitted to take withdrawals and receive other distributions up to the amount of premiums paid without any tax consequences. However, withdrawals and other distributions will be treated as gain subject to ordinary income tax after you have received amounts equal to the total premiums you paid. Somewhat different rules may apply if there is a death benefit reduction in the first 15 Certificate years. Distributions during the first 15 Certificate years accompanied by a reduction in Certificate benefits, including distributions which must be made in order to enable the Certificate to continue to qualify as a life insurance contract for federal income tax purposes, are subject to different tax rules and may be treated in whole or in part as taxable income.



LOANS


o Loan amounts you receive will generally not be subject to income tax, unless your Certificate is or becomes a modified endowment contract or terminates.
o Interest on loans is generally not deductible.
o If the Certificate terminates (upon surrender, cancellation, lapse, or the Final Date of replacement by your employer of your group coverage with other group coverage) while any Certificate loan is outstanding, the amount of the loan plus accrued interest thereon will be deemed to be a "distribution" to you. Any such distribution will have the same tax consequences as any other Certificate distribution. Thus, there will generally be federal income tax payable on the amount by which withdrawals and loans exceed the premiums paid to date. In the case of -an outstanding loan at the time of an exchange, the cancelled loan will generally be taxed to the extent of any policy gain. Please be advised that amounts borrowed and withdrawn reduce the Certificate's cash value and any remaining Certificate cash value may be insufficient to pay the income tax on your gains.


MODIFIED ENDOWMENT CONTRACTS



These contracts are life insurance policies where the premiums paid during the first 7 years after the Certificate is issued, or after a material change in the Certificate, exceeds tax law limits referred to as the "7-pay test." Material changes in the Certificate include changes in the level of benefits, receipt of an unnecessary premium and certain other changes to the Certificate after the issue date. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the most recent 7-pay testing period. Reductions in benefits during a 7-pay testing period also may cause the Certificate to become a modified endowment contract. Generally, a life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract. The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts that may provide relief in limited circumstances.



Due to the flexibility of the Certificates as to premiums and benefits, the individual circumstances of each Certificate will determine whether it is classified as a Modified Endowment Contract.


If your Certificate is considered a modified endowment contract the following applies:
o The death benefit will still generally be income tax free to your beneficiary, to the extent discussed above.

o Amounts withdrawn or distributed before the covered person's death, including (without limitation) loans taken from or secured by a Policy classified as a modified endowment contact, assignments and pledges, are (to the extent of any gain in the Certificate) treated as income first and subject to income tax. All modified endowment contracts you purchase from us and our affiliates during the same calendar year are treated as a single contract for purposes of determining the amount of any such income.

o An additional 10% income tax generally applies to the taxable portion of the amounts you received before age 591/2 except if you are disabled or if the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary.
o If a Certificate becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Certificate within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Certificate that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.


DIVERSIFICATION


In order for the Certificate to qualify as life insurance, we must comply with certain diversification standards with respect to the investments underlying the Certificate. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be able to be corrected. Failure to meet these standards would result in immediate taxation to Certificate owners of gains under their Certificate. If Portfolio shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.


INVESTOR CONTROL


In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Certificates, we believe that the Owner of a Certificate should not be treated as an owner of the assets in our Separate Account. We reserve the right to modify the Certificates to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Certificates from being treated as the owners of the underlying Separate Account assets.


ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES


The transfer of the Certificate or the designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the covered person dies, the death proceeds will generally be includable in the Policy owner's estate for purposes of the Federal estate tax if the Policy owner was the insured, retained incidents of ownership at death, or made a gift transfer of the Certificate within 3 years of death. If the Policy owner was not the insured, the fair market value of the Policy would be included in the Policy owner's estate upon the Policy owner's death.

Moreover, under certain circumstances, the Internal Revenue Code may impose a "generation-skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping transfer and other taxes.

In general, current rules provide for a $5 million estate, gift and generation-skipping transfer tax exemption (as indexed for inflation) and a top tax rate of 40 percent.

The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

WITHHOLDING


To the extent that Certificate distributions are taxable, they are generally subject to withholding for the recipient's Federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.


LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO



In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS


Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance Certificates at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to the purchase of a Certificate.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes in applicable tax laws, rules and interpretations can adversely affect the tax treatment of your Certificate. These changes may take effect retroactively. We reserve the right to amend the Certificate in any way necessary to avoid any adverse tax treatment. Examples of changes that could create adverse tax consequences include:
o Possible taxation of cash value transfers -between investment funds.
o Possible taxation as if you were the owner of your allocable portion of the Separate Account's assets.
o Possible limits on the number of investment funds available or the frequency of transfers among them.
o Possible changes in the tax treatment of Certificate benefits and rights.


OTHER ISSUES RELATING TO GROUP VARIABLE UNIVERSAL LIFE


While "employee pay all" group variable universal life should generally be treated as separate from any Internal Revenue Code Section 79 Group Term Life Insurance Plan also in effect, in some circumstances group variable universal life could be viewed as being part of such a plan, possibly giving rise to adverse tax consequences. Finally, employer involvement and other factors determine whether group variable universal life is subject to the Employee Retirement Income Security Act ("ERISA").


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy owners since the Company is the owner of the assets from which the tax benefits are derived.


THE COMPANY'S INCOME TAXES


Under current federal income tax law we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for company federal income taxes. (We do deduct a charge for federal taxes from premiums.) We reserve the right to charge the Separate Account for any future federal income taxes we may incur. Under current laws we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

RIGHTS WE RESERVE

We reserve the right to make certain changes if we believe the changes are in the best interest of our Certificate owners or would help carry out the purposes of the Certificate. We will make these changes in the manner permitted by applicable law and only after getting any necessary owner and regulatory approval. We will notify you of any changes that result in a material change in the underlying investments in the investment divisions, and you will have a chance to transfer out of the affected division (without charge). Some of the changes we may make include:
o Operating the Separate Account in any other form that is permitted by applicable law.
o Changes to obtain or continue exemptions from the 1940 Act.
o Transferring assets among investment divisions or to other separate accounts, or our general account or combining or removing investment divisions from the Separate Account.
o Substituting Fund shares in an investment division for shares of another portfolio of a Fund or another fund or investment permitted by law.
o Changing the way we assess charges without exceeding the aggregate amount of the Certificate's guaranteed maximum charges.
o Making any necessary technical changes to the Certificate to conform it to the changes we have made.


Some such changes might require us to obtain regulatory or Policy owner approval. Whether regulatory or Policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. Circumstances that could influence our determination to make any change might include changes in law or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.



OTHER CERTIFICATE PROVISIONS


FREE LOOK PERIOD

Carefully review the Certificate, which contains a full discussion of all its provisions. You can return the Certificate or terminate an increase in the specified face amount during this period. The period ends on the later of:
o 10 days after you receive the Certificate or, in the case of an increase, the revised Certificate (unless state law requires a longer -specified period); and
o 45 days after we receive the completed enrollment form or specified face amount increase request.


If you return the Certificate, we will send you a complete refund of any premiums paid (or cash value plus any charges deducted if state law requires) within seven days. -If you terminate an increase in the specified face amount, we will restore all Certificate values to what they would have been had there been no increase. We will also refund any premiums paid so that the Certificate will continue to qualify as life insurance under the federal income tax laws.


SUICIDE


Subject to applicable state law, if the covered person commits suicide within the first two Certificate years (or any other period required by state law), your beneficiary will receive all premiums paid (without interest), less any outstanding loans (plus accrued interest) and withdrawals taken. Similarly, we will pay the beneficiary only the cost of any increase in specified face amount if the covered person commits suicide within two years of such increase.

EFFECT OF TERMINATION OF EMPLOYER PARTICIPATION IN THE GROUP POLICY


Your employer can terminate its participation in the Group Policy. In addition, we may also terminate your employer's participation in the Group Policy if either:
1. during any twelve month period, the total specified face amount for all Certificate Owners under the Group Policy or the number of Certificates falls by certain amounts or below the minimum levels we establish (these levels are set forth in the Certificate), or
2. your employer makes available to its employees another life insurance product.


Both your employer and MetLife must provide ninety days written notice to the other as well as to you before terminating participation in the Group Policy. Termination means that your employer will no longer send premiums to us through payroll deduction and that no new Certificates will be issued to employees in your employer's group.


You will remain an Owner of your Certificate if:
o you are an Owner of a Certificate that has become portable (as discussed below) not later than the Certificate monthly anniversary prior to termination of your employer's participation; or
o you are an Owner who exercised the paid-up Certificate provision not later than the last Certificate monthly anniversary prior to notice being sent to you of the termination.


For all other Owners,
o If your employer replaces your group coverage with another life insurance product that is designed to have cash value,
  o we will terminate the Certificate and
  o we will transfer your cash surrender value to the other life insurance product (or pay your cash surrender value to you if you are not covered by the new product). Any outstanding loan may be taxable.
o If the other life insurance product is not designed to have cash value,
  o we will terminate your certificate and
  o we will pay your cash surrender value to you. In such case, the Federal income tax consequences to you would be the same as if you surrendered your Certificate.


If your employer does not replace your group coverage with another life insurance product, then, depending on the terms of the Certificate,
o you may have the option of choosing to become an Owner of a portable Certificate or a paid-up Certificate, and
o you may have the option of purchasing insurance based on the "conversion" rights set forth in the Certificate and of receiving the cash surrender value of the Certificate. If you choose the conversion rights, the insurance provided will be substantially less (and in some cases nominal) than the insurance provided under the Certificate.


Instead of any of the above options, you may choose to apply the Certificate's cash surrender value to the purchase of an annuity product from MetLife upon termination of the Certificate.


PORTABLE CERTIFICATE. A Certificate becomes "portable" when an event specified in the Certificate occurs. These events may include:
o termination of the payroll deduction plan with no successor carrier
o other termination of the covered person's employment
o the sale by your employer of the business unit with which the covered person is employed


If you become the Owner of a portable Certificate, the current cost of insurance may change, but it will never be higher than the guaranteed cost of insurance. Also, we may no longer consider you a member of your employer's group for purposes of determining cost of insurance rates and charges.

ASSIGNMENT AND CHANGE IN OWNERSHIP


You can assign the Certificate if you notify us in writing. The assignment or release of the assignment is effective when it is recorded at the Administrative Office. We are not responsible for determining the validity of the assignment or its release. Also, there could be serious adverse tax consequences to you or your beneficiary, so you should consult with your tax adviser before making any change of ownership or other assignment.


REPORTS


Generally, you will promptly receive statements confirming your significant transactions such as:
o Change in specified face amount.
o Transfers among investment divisions (including those through Systematic Investment Strategies, which maybe confirmed quarterly).
o Partial withdrawals.
o Loan amounts you request.
o Loan repayments and premium payments.


If your premium payments are made through a payroll deduction plan, we will not send you any confirmation in addition to the one you receive from your -bank or employer.


We will also send you an annual statement generally within 30 days after a Certificate year. That statement will summarize the year's transactions and include information on:
o Deductions and charges.
o Status of the death benefit.
o Cash and cash surrender values.
o Amounts in the investment divisions and Fixed Account.
o Status of Certificate loans.
o Automatic loans to pay interest.
o Information on your modified endowment contract status (if applicable).


We will also send you a Fund's annual and semi-annual reports to shareholders.


WHEN YOUR REQUESTS BECOME EFFECTIVE


Generally, requests, premium payments and other instructions and notifications are effective on the Date of Receipt. In those cases, the effective time is at the end of the Valuation Period during which we receive them at our Administrative Office. (Some exceptions to this general rule are noted below and elsewhere in this Prospectus.)


A Valuation Period is the period between two successive Valuation Dates. It begins at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date. The close of regular trading is 4:00 p.m., Eastern Time on most days.


The Valuation Date is each day on which the New York Stock Exchange is open for trading.


Accordingly, if we receive your request, premium, or instructions after the close of regular trading on the New York Stock Exchange, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. These rules apply regardless of the reason we did not receive your request, premium, or instructions by the close of regular trading on the New York Stock Exchange, even if due to our delay (such as a delay in answering your telephone call).

If your employer's participation in the Group Policy is still in its first year, the effective time of premium allocation instructions and transfer requests you make in the Certificate enrollment form, or within 20 days of your Investment Start Date, is the end of the first Valuation Date after that 20 day period. During the 20 day period, all of your cash value is automatically allocated to our Fixed Account. Your Investment Start Date is the Date of Receipt of your first premium payment with respect to the Certificate, or, if later, the Date of Receipt of your enrollment form.

If your employer's participation in the Group Policy is not still in its first year, the Investment Start Date is the effective time of the allocation instructions you made in the Certificate enrollment form.


If your employer has determined to exchange your current insurance coverage for a MetLife Group Policy, there may be a delay between the effective date of the Certificate and the receipt of any cash value from the prior certificate for the 1035 exchange. At the sole discretion of MetLife, the premium attributable to the 1035 exchange may be credited interest from the Certificate effective date. In no case will transfers among the investment options for the premium attributable to the 1035 exchange be applied prior to the date of receipt.


The effective date of your Systematic Investment Strategies will be that set forth in the strategy chosen.


PAYMENT AND DEFERMENT


We can delay transfers, withdrawals, surrender and payment of Certificate loans from the Fixed Account for up to 6 months.


Generally, we will pay or transfer amounts from the Separate Account within seven days after the Date of Receipt of all necessary documentation required for such payment or transfer. We can defer this if:
o The New York Stock Exchange has an unscheduled closing.
o There is an emergency so that we could not reasonably determine the investment experience of the Certificate.
o The Securities and Exchange Commission determines that an emergency exists or by order permits us to do so for the protection of Certificate owners (provided that the delay is permitted under New York State insurance law and regulations).
o With respect to the insurance proceeds, if entitlement to a payment is being questioned or is uncertain.


We currently pay interest on the amount of insurance proceeds at 3% per year (or higher if state law requires) from the date of death until the date we pay the benefit.


We may withhold payment of surrender, partial withdrawals or loan proceeds if any portion of those proceeds would be derived from a Certificate Owner's check or from a preauthorized checking arrangement that has not yet cleared (i.e. that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Certificate owner's check or preauthorized checking arrangement has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Certificate owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


TELEPHONE, FACSIMILE AND INTERNET REQUESTS


In addition to written requests, we may accept telephone, facsimile, and via the Internet instructions regarding transfers, loans, partial withdrawals, and certain Certificate changes, subject to the following conditions.
o We will employ reasonable procedures to confirm that instructions are genuine.
o If we follow these procedures, we are not liable for any loss, damage, cost, or expense from complying with instructions we reasonably believe to be authentic. You bear the risk of any such loss.
o These procedures may include requiring forms of personal identification before acting upon instructions and/or providing written confirmation of transactions to you.
o We reserve the right to suspend telephone, facsimile and/or Internet instructions at any time for any class of Certificates for any reason.


You should protect your personal identification number ("PIN") because self-service options will be available to your agent of record and to anyone who provides your PIN when using Internet systems. We are not able to verify that the person providing your PIN and giving us instructions via the Internet is you or is authorized to act on your behalf.

Facsimile or Internet transactions may not always be possible. Any facsimile or computer system, whether it is ours, yours, or that of your service provider or agent, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our processing of your request. Although we have taken precautions to equip our systems to handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should make the request by writing to our Administrative Office.


Our variable life insurance business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Funds and the firms involved in the distribution and sale of our variable life insurance policies). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their Certificates. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of Certificate transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


THIRD PARTY REQUESTS


Generally, we accept requests for transactions or information only from you. Therefore, we reserve the right not to process transactions requested on your behalf by your agent with a power of attorney or any other authorization. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other Certificate owners, and who simultaneously makes the same request or series of requests on behalf of other Certificate owners.


EXCHANGE PRIVILEGE


If you decide that you no longer want to take advantage of the investment divisions in the Separate Account, you may transfer all of your money into the Fixed Account. No -transaction charge will be imposed on a transfer of your entire cash value (or the cash value attributable to a specified face amount increase) to the Fixed Account within the first 24 Certificate months (or within 24 Certificate months after a specified face amount increase you have requested, as applicable). In some states, in order to exercise your exchange privilege, you must transfer, without charge, the Certificate cash value (or the portion attributable to a specified face amount increase) to a flexible premium fixed benefit life insurance policy that we make available.



SALES OF CERTIFICATES

MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the Group Policies and Certificates. MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC, which is our affiliate, is registered under the Securities Exchange Act of 1934 (the "34 Act") as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


DISTRIBUTING THE GROUP POLICIES AND CERTIFICATES



MLIDC enters into selling agreements with affiliated and unaffiliated broker-dealers who sell the Group Policies and Certificates through their registered representatives who are also licensed life insurance sales representatives. Our affiliated broker-dealer is MetLife Securities, Inc. ("MSI"). MSI is registered with the SEC as a broker-dealer under the 34 Act and is also a member of FINRA. On February 29, 2016, MetLife, Inc. and Massachusetts Mutual Life Insurance Company (MassMutual) announced they have entered into a definitive agreement for the acquisition by MassMutual of MSI. The transaction is expected to close by mid-2016, and is subject to certain closing conditions, including regulatory approval. As a result of the transaction, MSI will no longer be affiliated with Metropolitan Life Insurance Company.



We reimburse MLIDC for expenses MLIDC incurs in distributing the Group Policies and Certificates, (e.g. commissions payable to the broker-dealers who sell the Group Policies and Certificates, including our affiliated broker-dealers).


COMMISSIONS AND OTHER COMPENSATION


MetLife sales representatives are sales representatives registered through MSI. We do not pay commissions to MetLife representatives for the sale of the Group Policies and Certificates, although they may earn certain incentive award credits. We may pay commissions to other registered broker-dealers (also referred to as selling firms) who have entered into selling agreements with us. Commissions or fees which are payable to a broker-dealer or third party administrator, including maximum commissions, are set forth in our schedules of group insurance commission rates. These commissions consist of:
o Up to 15% of the cost of insurance, and may be based on the services provided by the broker-dealer or a third party administrator, and
o A per-Certificate payment, based on the total number of Certificates issued under a Group Policy.

We may require all or part of the commission to be returned to us by the broker-dealer if you do not continue the Certificate for at least two years.


COMPENSATION PAID TO SELLING FIRMS AND OTHER INTERMEDIARIES

MetLife enters into arrangements concerning the sale, servicing and/or renewal of MetLife group insurance and certain other group-related products ("Products") with brokers, agents, consultants, third-party administrators, general agents, associations, and other parties that may participate in the sale, servicing and/or renewal of such Products (each an "Intermediary"). MetLife may pay your Intermediary compensation, which may include, among other things, base compensation, supplemental compensation and/or a service fee. MetLife may pay compensation for the sale, servicing and/or renewal of Products, or remit compensation to an Intermediary on your behalf. Your Intermediary may also be owned by, controlled by or affiliated with another person or party, which may also be an Intermediary and who may also perform marketing and/or administration services in connection with your Products and be paid compensation by MetLife.

Base compensation, which may vary from case to case and may change if you renew your Products with MetLife, may be payable to your Intermediary as a percentage of premium or a fixed dollar amount. MetLife may also pay your Intermediary compensation that is based upon your Intermediary placing and/or retaining a certain volume of business (number of Policies sold or dollar value of premium) with MetLife. In addition, supplemental compensation may be payable to your Intermediary. Under MetLife's current supplemental compensation plan, the amount payable as supplemental compensation may range from 0% to 8% of premium. The supplemental compensation percentage may be based on: (1) the number of Products sold through your Intermediary during a prior one-year period; (2) the amount of premium or fees with respect to Products sold through your Intermediary during a prior one-year period; (3) the persistency percentage of Products inforce through your Intermediary during a prior one-year period; (4) premium growth during a prior one-year period; (5) a fixed percentage of the premium for Products as set by MetLife.

The supplemental compensation percentage will be set by MetLife prior to the beginning of each calendar year and it may not be changed until the following calendar year. As such, the supplemental compensation percentage may vary from year to year, but will not exceed 8% under the current supplemental compensation plan.


The cost of supplemental compensation is not directly charged to the price of our Products except as an allocation of overhead expense, which is applied to all eligible group insurance products, whether or not supplemental compensation is paid in relation to a particular sale or renewal. As a result, your rates will not differ by whether or not your Intermediary receives supplemental compensation. If your Intermediary collects the premium from you in relation to your Products, your Intermediary may earn a return on such amounts. Additionally, MetLife may have a variety of other relationships with your Intermediary or its affiliates, or with other parties, that involve the payment of compensation and benefits that may or may not be related to your relationship with MetLife (e.g., insurance and employee benefits exchanges, enrollment firms and platforms, consulting agreements, or reinsurance arrangements).



More information about the eligibility criteria, limitations, payment calculations and other terms and conditions under MetLife's base compensation and supplemental compensation plans can be found on MetLife's Web site at www.metlife.com/brokercompensation. Questions regarding Intermediary compensation can be directed to ask4met@metlifeservice.com, or if you would like to speak to someone about Intermediary compensation, please call (800) ASK-4MET.



If you would like further information, ask your Intermediary or a MetLife representative for specific details concerning your Intermediary's compensation arrangement with MetLife.


The commissions do not result in a charge against the Group Policies or Certificates in addition to the charges already described elsewhere in this Prospectus.


The Statement of Additional Information contains additional information about the compensation paid for the sale of the Group Policies and Certificates.



LEGAL PROCEEDINGS

In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife to meet its obligations under the Group Policies and the Certificates.



RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/ or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, -loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Certificate to government regulators.

FINANCIAL STATEMENTS

The financial statements comprising each of the Investment Divisions of the Separate Account and the financial statements of MetLife can be found in the Statement of Additional Information. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Certificate.

In order to help you understand how the Certificate's values would vary over time under different sets of assumptions, we will provide you with certain illustrations upon request. These will be based on the age and insurance risk characteristics of the person insured under the Certificate and such factors as the specified face amount, premium payment amounts and rates of return (within limits) that you request. You can request such illustrations at any time without charge. We have filed an example of such an illustration as an exhibit to the registration statement referred to below.


Additional information about the Group Policy, the Certificate and the Separate Account can be found in the Statement of Additional Information. This Prospectus incorporates by reference all of the information contained in the Statement of Additional Information, which is legally part of this Prospectus. You may obtain, without charge, a copy of the Statement of Additional Information or a personalized illustration of death benefits, cash surrender values and cash values, by calling us at 1-800-756-0124 or contacting us through our website at https://mybenefits.metlife.com.


Information about the Group Policy, the Certificate and the Separate Account, including the Statement of Additional Information, is available for viewing and copying at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. The Statement of Additional Information, reports and other information about the Separate Account are available on the SEC Internet site as www.sec.gov. Copies of this information may be obtained upon payment of a duplicating fee, by writing to the SEC's Public Reference Section at 100 F Street, NE, Washington, DC 20549.




































811-06025

                     GROUP VARIABLE UNIVERSAL LIFE POLICIES

                     METROPOLITAN LIFE SEPARATE ACCOUNT UL


                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY


                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2016


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the prospectus dated May 1, 2016 for Group Variable Universal Life and should be read in conjunction therewith. A copy of that prospectus may be obtained by writing to MetLife GVUL, Mail Code A2-10, 13045 Tesson Ferry Road, St. Louis, MO. 63128. YOU CAN OBTAIN PROSPECTUSES FOR THE PORTFOLIOS BY CALLING US AT (800) 756-0124.

                               TABLE OF CONTENTS




                                                                          PAGE
                                                                         -----
THE COMPANY AND THE SEPARATE ACCOUNT..................................      3
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE CERTIFICATES........      3
 LIMITS TO METLIFE'S RIGHT TO CHALLENGE THE CERTIFICATE...............      3
 MISSTATEMENT OF AGE OR SEX...........................................      3
ADDITIONAL INFORMATION ABOUT VOTING...................................      3
ADDITIONAL INFORMATION ABOUT COMMISSIONS..............................      4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.........................      4
FINANCIAL STATEMENTS..................................................      5

                      THE COMPANY AND THE SEPARATE ACCOUNT


     Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at 200 Park Avenue, New York, New York 10166. MetLife was formed under the laws of New York State in 1868.


     We established the Separate Account under New York law on December 13, 1988. The Separate Account receives premium payments from the Policies described in the Prospectus and other variable life insurance policies that we issue. We have registered the Separate Account as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").


     For more information about MetLife, please visit our website at www.metlife.com


         ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE CERTIFICATES


LIMITS TO METLIFE'S RIGHT TO CHALLENGE THE CERTIFICATE


     We will not contest:

    o The Certificate after two Certificate years from issue or reinstatement (excluding riders added later).

    o An increase in a death benefit after it has been in effect for two years.


MISSTATEMENT OF AGE OR SEX


     We will adjust benefits to reflect the correct age and sex of the insured, if this information isn't correct in the Certificate enrollment form.


                      ADDITIONAL INFORMATION ABOUT VOTING


     If you are eligible to give us voting instructions, we will send you informational material and a form to send back to us. We are entitled to disregard voting instructions in certain limited circumstances prescribed by the SEC. If we do so, we will give you our reasons in the next semi-annual report to Certificate owners.


     The number of shares for which you can give us voting instructions is determined as of the record date for the Fund shareholder meeting by dividing:
The Certificate's cash value in the corresponding investment division; by The net asset value of one share of that Portfolio.


     We will count fractional votes.


     If we do not receive timely voting instructions from Certificate owners and other insurance and annuity owners that are entitled to give us voting instructions, we will vote those shares in the same proportion as the shares held in the same separate account for which we did receive voting instructions. The effect of this proportional voting is that a small number of Certificate owners may control the outcome of the vote. Also, we will vote Fund shares that are not attributable to insurance or annuity owners (including shares that we hold in our general account) or that are held in separate accounts that are not registered under the 1940 Act in the same proportion as the aggregate of the shares for which we received voting instructions from all insurance and annuity owners.

                    ADDITIONAL INFORMATION ABOUT COMMISSIONS


     MetLife Investors Distribution Company ("MLIDC) is the principal underwriter and distributor of the Policies. MLIDC, which is our affiliate, is registered under the Securities Exchange Act of 1934 (the "34 Act") as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").


     The Group Policies and Certificates are sold through licensed life insurance sales representatives who are associated with MetLife Securities, Inc. ("MSI"), our affiliate. MSI is registered with the SEC as a broker-dealer under the `34 Act and is also a member of FINRA. The Group Policies and Certificates may also be sold through licensed life insurance sales representatives associated with unaffiliated broker-dealers with which MLIDC enters into a selling agreement.



     On February 29, 2016, MetLife, Inc. and Massachusetts Mutual Life Insurance Company (MassMutual) announced they have entered into a definitive agreement for the acquisition by MassMutual of MSI. The transaction is expected to close by mid-2016, and is subject to certain closing conditions, including regulatory approval. As a result of the transaction, MSI will no longer be affiliated with Metropolitan Life Insurance Company.



     While the Group Policy is no longer sold, Certificates are sold to new participants under existing Group Policies.


     MLIDC received sales compensation with respect to the Group Policies and Certificates in the following amounts.



                                        AGGREGATE AMOUNT
                                         OF COMMISSIONS
                                           RETAINED BY
                   AGGREGATE AMOUNT     DISTRIBUTOR AFTER
                    OF COMMISSIONS         PAYMENTS TO
  FISCAL YEAR    PAID TO DISTRIBUTOR*     SELLING FIRMS
--------------- ---------------------- ------------------
   2015.........$657,543               $0
   2014.........$575,607               $0
   2013.........$274,253               $0


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     The financial statements and financial highlights comprising each of the Investment Divisions of Metropolitan Life Separate Account UL included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.

                              FINANCIAL STATEMENTS


     The financial statements of the Separate Account and the financial statements of MetLife are attached. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Certificate.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policy Owners of
Metropolitan Life Separate Account UL
and Board of Directors of
Metropolitan Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account UL (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Investment Divisions listed in Note 2.A as of December 31, 2015, the related statements of operations and changes in net assets for the respective stated periods in the three years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2015, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Divisions constituting the Separate Account of the Company as of December 31, 2015, the results of their operations and changes in their net assets for the respective stated periods in the three years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 25, 2016

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2015


                                                                                               AMERICAN
                                                 AB GLOBAL                 AB             CENTURY VP CAPITAL       AMERICAN FUNDS
                                              THEMATIC GROWTH       INTERMEDIATE BOND        APPRECIATION               BOND
                                            INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                           --------------------   --------------------   --------------------   --------------------
ASSETS:
   Investments at fair value............   $             39,803   $             60,559   $                 83   $          6,208,120
   Due from Metropolitan Life
     Insurance Company..................                     --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Assets....................                 39,803                 60,559                     83              6,208,120
                                           --------------------   --------------------   --------------------   --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                     --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Liabilities...............                     --                     --                     --                     --
                                           --------------------   --------------------   --------------------   --------------------

NET ASSETS..............................   $             39,803   $             60,559   $                 83   $          6,208,120
                                           ====================   ====================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                   AMERICAN FUNDS
                                    GLOBAL SMALL          AMERICAN FUNDS         AMERICAN FUNDS        AMERICAN FUNDS
                                   CAPITALIZATION             GROWTH              GROWTH-INCOME         INTERNATIONAL
                                 INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                ---------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value..  $          67,195,649  $        164,709,584  $         101,658,951  $            415,110
   Due from Metropolitan Life
     Insurance Company........                      1                     2                      3                    --
                                ---------------------  --------------------  ---------------------  --------------------
        Total Assets..........             67,195,650           164,709,586            101,658,954               415,110
                                ---------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     --                    --                     --                    --
                                ---------------------  --------------------  ---------------------  --------------------
        Total Liabilities.....                     --                    --                     --                    --
                                ---------------------  --------------------  ---------------------  --------------------

NET ASSETS....................  $          67,195,650  $        164,709,586  $         101,658,954  $            415,110
                                =====================  ====================  =====================  ====================

                                 AMERICAN FUNDS U.S.
                                   GOVERNMENT/AAA-         DREYFUS VIF       FIDELITY VIP ASSET       FIDELITY VIP
                                  RATED SECURITIES     INTERNATIONAL VALUE     MANAGER: GROWTH         CONTRAFUND
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $             50,343  $            211,852  $          1,870,972  $          2,775,398
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........                50,343               211,852             1,870,972             2,775,398
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $             50,343  $            211,852  $          1,870,972  $          2,775,398
                                ====================  ====================  ====================  ====================


                                    FIDELITY VIP          FIDELITY VIP
                                    EQUITY-INCOME         FREEDOM 2010
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $             12,838  $             19,219
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........                12,838                19,219
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $             12,838  $             19,219
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                    FIDELITY VIP          FIDELITY VIP           FIDELITY VIP           FIDELITY VIP
                                    FREEDOM 2020          FREEDOM 2025           FREEDOM 2030           FREEDOM 2040
                                 INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                --------------------  ---------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value..  $            528,621  $             432,727  $            119,873  $              89,215
   Due from Metropolitan Life
     Insurance Company........                    --                     --                    --                     --
                                --------------------  ---------------------  --------------------  ---------------------
        Total Assets..........               528,621                432,727               119,873                 89,215
                                --------------------  ---------------------  --------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     --                    --                     --
                                --------------------  ---------------------  --------------------  ---------------------
        Total Liabilities.....                    --                     --                    --                     --
                                --------------------  ---------------------  --------------------  ---------------------

NET ASSETS....................  $            528,621  $             432,727  $            119,873  $              89,215
                                ====================  =====================  ====================  =====================

                                                                                 FIDELITY VIP
                                    FIDELITY VIP          FIDELITY VIP            INVESTMENT
                                    FREEDOM 2050           HIGH INCOME            GRADE BOND        FIDELITY VIP MID CAP
                                 INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                --------------------  ---------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value..  $             51,384  $             205,740  $          1,224,347  $             279,768
   Due from Metropolitan Life
     Insurance Company........                    --                     --                    --                     --
                                --------------------  ---------------------  --------------------  ---------------------
        Total Assets..........                51,384                205,740             1,224,347                279,768
                                --------------------  ---------------------  --------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     --                    --                     --
                                --------------------  ---------------------  --------------------  ---------------------
        Total Liabilities.....                    --                     --                    --                     --
                                --------------------  ---------------------  --------------------  ---------------------

NET ASSETS....................  $             51,384  $             205,740  $          1,224,347  $             279,768
                                ====================  =====================  ====================  =====================

                                                             FTVIPT
                                       FTVIPT            FRANKLIN MUTUAL
                                 FRANKLIN INCOME VIP  GLOBAL DISCOVERY VIP
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $             38,833  $            479,582
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........                38,833               479,582
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $             38,833  $            479,582
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                       FTVIPT                                      FTVIPT
                                   FRANKLIN MUTUAL     FTVIPT TEMPLETON       TEMPLETON GLOBAL        GOLDMAN SACHS
                                     SHARES VIP           FOREIGN VIP             BOND VIP            MID-CAP VALUE
                                 INVESTMENT DIVISION  INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $             71,304  $          5,344,848  $            559,264  $            254,367
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........                71,304             5,344,848               559,264               254,367
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $             71,304  $          5,344,848  $            559,264  $            254,367
                                ====================  ====================  ====================  ====================

                                    GOLDMAN SACHS
                                  SMALL CAP EQUITY       INVESCO V.I.           INVESCO V.I.           JANUS ASPEN
                                      INSIGHTS             COMSTOCK         INTERNATIONAL GROWTH        BALANCED
                                 INVESTMENT DIVISION  INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $             33,793  $            336,660  $            329,823  $          1,101,075
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........                33,793               336,660               329,823             1,101,075
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $             33,793  $            336,660  $            329,823  $          1,101,075
                                ====================  ====================  ====================  ====================



                                  JANUS ASPEN FORTY     JANUS ASPEN JANUS
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $            604,552  $            469,667
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........               604,552               469,667
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $            604,552  $            469,667
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015




                                                            MFS VIT               MFS VIT              MFS VIT
                                JANUS ASPEN OVERSEAS     GLOBAL EQUITY         NEW DISCOVERY            VALUE
                                 INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..   $            36,023  $           182,623  $           196,330   $            19,852
   Due from Metropolitan Life
     Insurance Company........                    --                   --                   --                    --
                                --------------------  -------------------  --------------------  -------------------
        Total Assets..........                36,023              182,623              196,330                19,852
                                --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                   --                   --                    --
                                --------------------  -------------------  --------------------  -------------------
        Total Liabilities.....                    --                   --                   --                    --
                                --------------------  -------------------  --------------------  -------------------

NET ASSETS....................   $            36,023  $           182,623  $           196,330   $            19,852
                                ====================  ===================  ====================  ===================

                                                                                    MIST
                                                             MIST AB           ALLIANZ GLOBAL             MIST
                                     MFS VIT II          GLOBAL DYNAMIC       INVESTORS DYNAMIC      AMERICAN FUNDS
                                     HIGH YIELD            ALLOCATION         MULTI-ASSET PLUS     BALANCED ALLOCATION
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $            135,308  $             61,181  $              2,020  $            894,053
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........               135,308                61,181                 2,020               894,053
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $            135,308  $             61,181  $              2,020  $            894,053
                                ====================  ====================  ====================  ====================


                                        MIST                  MIST
                                   AMERICAN FUNDS        AMERICAN FUNDS
                                  GROWTH ALLOCATION    MODERATE ALLOCATION
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $          1,538,114  $            969,592
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........             1,538,114               969,592
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $          1,538,114  $            969,592
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                        MIST             MIST BLACKROCK
                                     AQR GLOBAL          GLOBAL TACTICAL        MIST CLARION        MIST CLEARBRIDGE
                                    RISK BALANCED          STRATEGIES        GLOBAL REAL ESTATE     AGGRESSIVE GROWTH
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $            134,644  $            227,159  $         29,524,589  $         42,906,770
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                     1
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........               134,644               227,159            29,524,589            42,906,771
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $            134,644  $            227,159  $         29,524,589  $         42,906,771
                                ====================  ====================  ====================  ====================

                                        MIST              MIST INVESCO
                                   HARRIS OAKMARK         BALANCED-RISK         MIST INVESCO          MIST INVESCO
                                    INTERNATIONAL          ALLOCATION           MID CAP VALUE       SMALL CAP GROWTH
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         38,468,819  $             38,475  $         82,921,442  $          6,552,111
   Due from Metropolitan Life
     Insurance Company........                     1                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            38,468,820                38,475            82,921,442             6,552,111
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                     1                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                     1                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         38,468,820  $             38,475  $         82,921,441  $          6,552,111
                                ====================  ====================  ====================  ====================

                                    MIST JPMORGAN
                                    GLOBAL ACTIVE         MIST JPMORGAN
                                     ALLOCATION          SMALL CAP VALUE
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $            185,624  $            310,452
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........               185,624               310,452
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Liabilities.....                    --                    --
                                --------------------  --------------------

NET ASSETS....................  $            185,624  $            310,452
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                        MIST
                                    LOOMIS SAYLES       MIST LORD ABBETT     MIST MET/TEMPLETON       MIST METLIFE
                                   GLOBAL MARKETS        BOND DEBENTURE      INTERNATIONAL BOND   ASSET ALLOCATION 100
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $            327,025  $         27,650,603  $            183,501  $         20,442,577
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........               327,025            27,650,603               183,501            20,442,577
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                     8                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                     8                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $            327,025  $         27,650,595  $            183,501  $         20,442,577
                                ====================  ====================  ====================  ====================

                                                          MIST METLIFE                                    MIST
                                    MIST METLIFE           MULTI-INDEX          MIST METLIFE          MFS EMERGING
                                    BALANCED PLUS         TARGETED RISK        SMALL CAP VALUE       MARKETS EQUITY
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $            260,693  $            136,087  $            802,028  $            538,485
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........               260,693               136,087               802,028               538,485
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $            260,693  $            136,087  $            802,028  $            538,485
                                ====================  ====================  ====================  ====================

                                                              MIST
                                  MIST MFS RESEARCH      MORGAN STANLEY
                                    INTERNATIONAL        MID CAP GROWTH
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $         18,155,765  $        212,582,037
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........            18,155,765           212,582,037
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     2                   139
                                --------------------  --------------------
        Total Liabilities.....                     2                   139
                                --------------------  --------------------

NET ASSETS....................  $         18,155,763  $        212,581,898
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                       MIST                  MIST                  MIST
                                    OPPENHEIMER         PANAGORA GLOBAL       PIMCO INFLATION         MIST PIMCO
                                   GLOBAL EQUITY       DIVERSIFIED RISK       PROTECTED BOND         TOTAL RETURN
                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $        49,473,240  $                 10  $        10,147,548   $         44,320,248
   Due from Metropolitan Life
     Insurance Company........                   --                    --                   --                     --
                                -------------------  --------------------  --------------------  --------------------
        Total Assets..........           49,473,240                    10           10,147,548             44,320,248
                                -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                  136                    --                    1                     --
                                -------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                  136                    --                    1                     --
                                -------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $        49,473,104  $                 10  $        10,147,547   $         44,320,248
                                ===================  ====================  ====================  ====================


                                                         MIST PYRAMIS        MIST SCHRODERS       MIST SSGA GROWTH
                                 MIST PIONEER FUND       MANAGED RISK      GLOBAL MULTI-ASSET      AND INCOME ETF
                                INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION
                                -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..  $           176,804  $              3,609  $            37,661  $          7,641,743
   Due from Metropolitan Life
     Insurance Company........                   --                    --                   --                    --
                                -------------------  --------------------  -------------------  --------------------
        Total Assets..........              176,804                 3,609               37,661             7,641,743
                                -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                   --                    --                   --                    --
                                -------------------  --------------------  -------------------  --------------------
        Total Liabilities.....                   --                    --                   --                    --
                                -------------------  --------------------  -------------------  --------------------

NET ASSETS....................  $           176,804  $              3,609  $            37,661  $          7,641,743
                                ===================  ====================  ===================  ====================


                                      MIST SSGA       MIST T. ROWE PRICE
                                     GROWTH ETF         LARGE CAP VALUE
                                 INVESTMENT DIVISION  INVESTMENT DIVISION
                                --------------------  -------------------
ASSETS:
   Investments at fair value..  $         6,711,219   $         2,029,557
   Due from Metropolitan Life
     Insurance Company........                   --                    --
                                --------------------  -------------------
        Total Assets..........            6,711,219             2,029,557
                                --------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                   --                    --
                                --------------------  -------------------
        Total Liabilities.....                   --                    --
                                --------------------  -------------------

NET ASSETS....................  $         6,711,219   $         2,029,557
                                ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                 MIST T. ROWE PRICE         MIST WMC         MSF BAILLIE GIFFORD      MSF BARCLAYS
                                   MID CAP GROWTH      LARGE CAP RESEARCH    INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         34,019,233  $        404,612,636  $         38,861,608   $       126,951,478
   Due from Metropolitan Life
     Insurance Company........                     1                    19                     2                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            34,019,234           404,612,655            38,861,610           126,951,478
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                     1
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                     1
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         34,019,234  $        404,612,655  $         38,861,610   $       126,951,477
                                ====================  ====================  ====================  ====================

                                    MSF BLACKROCK         MSF BLACKROCK        MSF BLACKROCK         MSF BLACKROCK
                                     BOND INCOME      CAPITAL APPRECIATION    LARGE CAP VALUE        MONEY MARKET
                                 INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..  $         78,353,712  $         10,225,796  $        18,418,260  $        24,684,237
   Due from Metropolitan Life
     Insurance Company........                    14                    --                    1                   --
                                --------------------  --------------------  -------------------  --------------------
        Total Assets..........            78,353,726            10,225,796           18,418,261           24,684,237
                                --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                   --                   --
                                --------------------  --------------------  -------------------  --------------------
        Total Liabilities.....                    --                    --                   --                   --
                                --------------------  --------------------  -------------------  --------------------

NET ASSETS....................  $         78,353,726  $         10,225,796  $        18,418,261  $        24,684,237
                                ====================  ====================  ===================  ====================

                                    MSF FRONTIER          MSF JENNISON
                                   MID CAP GROWTH            GROWTH
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $        227,974,827  $         24,295,180
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........           227,974,827            24,295,180
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     1                     2
                                --------------------  --------------------
        Total Liabilities.....                     1                     2
                                --------------------  --------------------

NET ASSETS....................  $        227,974,826  $         24,295,178
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                  MSF LOOMIS SAYLES     MSF LOOMIS SAYLES      MSF MET/ARTISAN         MSF METLIFE
                                   SMALL CAP CORE       SMALL CAP GROWTH        MID CAP VALUE      ASSET ALLOCATION 20
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $         23,094,907  $         11,185,851  $         53,555,880  $          5,434,761
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........            23,094,907            11,185,851            53,555,880             5,434,761
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    21                    --                     6                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    21                    --                     6                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $         23,094,886  $         11,185,851  $         53,555,874  $          5,434,761
                                ====================  ====================  ====================  ====================

                                     MSF METLIFE           MSF METLIFE           MSF METLIFE           MSF METLIFE
                                 ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          9,648,019  $         50,967,639  $         93,610,979  $         83,672,127
   Due from Metropolitan Life
     Insurance Company........                    --                    --                    --                     2
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             9,648,019            50,967,639            93,610,979            83,672,129
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    --                    --                    --                    --
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          9,648,019  $         50,967,639  $         93,610,979  $         83,672,129
                                ====================  ====================  ====================  ====================

                                     MSF METLIFE             MSF MFS
                                     STOCK INDEX          TOTAL RETURN
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $        960,108,112  $          9,806,863
   Due from Metropolitan Life
     Insurance Company........                    --                    --
                                --------------------  --------------------
        Total Assets..........           960,108,112             9,806,863
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                   969                    --
                                --------------------  --------------------
        Total Liabilities.....                   969                    --
                                --------------------  --------------------

NET ASSETS....................  $        960,107,143  $          9,806,863
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015




                                                           MSF MSCI            MSF NEUBERGER      MSF RUSSELL 2000
                                   MSF MFS VALUE          EAFE INDEX          BERMAN GENESIS            INDEX
                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $        82,376,165  $         76,534,999  $        101,297,663  $        68,161,805
   Due from Metropolitan Life
     Insurance Company........                   --                    --                    --                   --
                                -------------------  --------------------  --------------------  -------------------
        Total Assets..........           82,376,165            76,534,999           101,297,663           68,161,805
                                -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                   --                    --                    --                   --
                                -------------------  --------------------  --------------------  -------------------
        Total Liabilities.....                   --                    --                    --                   --
                                -------------------  --------------------  --------------------  -------------------

NET ASSETS....................  $        82,376,165  $         76,534,999  $        101,297,663  $        68,161,805
                                ===================  ====================  ====================  ===================

                                                                                                      MSF WESTERN
                                                                                MSF VAN ECK        ASSET MANAGEMENT
                                  MSF T. ROWE PRICE    MSF T. ROWE PRICE      GLOBAL NATURAL        STRATEGIC BOND
                                  LARGE CAP GROWTH     SMALL CAP GROWTH          RESOURCES           OPPORTUNITIES
                                 INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $        87,850,152   $       107,313,887  $            173,650  $        24,996,182
   Due from Metropolitan Life
     Insurance Company........                   --                    --                    --                   --
                                --------------------  -------------------  --------------------  --------------------
        Total Assets..........           87,850,152           107,313,887               173,650           24,996,182
                                --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                   --                   367                    --                    1
                                --------------------  -------------------  --------------------  --------------------
        Total Liabilities.....                   --                   367                    --                    1
                                --------------------  -------------------  --------------------  --------------------

NET ASSETS....................  $        87,850,152   $       107,313,520  $            173,650  $        24,996,181
                                ====================  ===================  ====================  ====================


                                    MSF WESTERN
                                 ASSET MANAGEMENT
                                  U.S. GOVERNMENT      MSF WMC BALANCED
                                INVESTMENT DIVISION   INVESTMENT DIVISION
                                -------------------  --------------------
ASSETS:
   Investments at fair value..  $        15,860,627  $        299,841,096
   Due from Metropolitan Life
     Insurance Company........                   --                    --
                                -------------------  --------------------
        Total Assets..........           15,860,627           299,841,096
                                -------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                   --                     7
                                -------------------  --------------------
        Total Liabilities.....                   --                     7
                                -------------------  --------------------

NET ASSETS....................  $        15,860,627  $        299,841,089
                                ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                       MSF WMC             OPPENHEIMER                                 PIMCO VIT
                                     CORE EQUITY         VA MAIN STREET          PIMCO VIT        COMMODITYREALRETURN
                                    OPPORTUNITIES           SMALL CAP            ALL ASSET             STRATEGY
                                 INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..  $         72,522,718  $             9,828   $           109,756  $             10,211
   Due from Metropolitan Life
     Insurance Company........                    --                   --                    --                    --
                                --------------------  --------------------  -------------------  --------------------
        Total Assets..........            72,522,718                9,828               109,756                10,211
                                --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                     2                   --                    --                    --
                                --------------------  --------------------  -------------------  --------------------
        Total Liabilities.....                     2                   --                    --                    --
                                --------------------  --------------------  -------------------  --------------------

NET ASSETS....................  $         72,522,716  $             9,828   $           109,756  $             10,211
                                ====================  ====================  ===================  ====================


                                     PIMCO VIT            PIONEER VCT            PUTNAM VT
                                   LOW DURATION          MID CAP VALUE      INTERNATIONAL VALUE     ROYCE MICRO-CAP
                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $           826,247  $             46,440  $              5,695  $              8,139
   Due from Metropolitan Life
     Insurance Company........                   --                    --                    --                    --
                                -------------------  --------------------  --------------------  --------------------
        Total Assets..........              826,247                46,440                 5,695                 8,139
                                -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                1,323                    --                    --                    --
                                -------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                1,323                    --                    --                    --
                                -------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $           824,924  $             46,440  $              5,695  $              8,139
                                ===================  ====================  ====================  ====================


                                                          UIF EMERGING
                                   ROYCE SMALL-CAP        MARKETS DEBT
                                 INVESTMENT DIVISION   INVESTMENT DIVISION
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $            53,973   $           915,935
   Due from Metropolitan Life
     Insurance Company........                   --                    --
                                --------------------  --------------------
        Total Assets..........               53,973               915,935
                                --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company........                   --                    --
                                --------------------  --------------------
        Total Liabilities.....                   --                    --
                                --------------------  --------------------

NET ASSETS....................  $            53,973   $           915,935
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2015


                                                                                            UIF EMERGING           WELLS FARGO VT
                                                                                           MARKETS EQUITY         TOTAL RETURN BOND
                                                                                         INVESTMENT DIVISION     INVESTMENT DIVISION
                                                                                        --------------------    --------------------
ASSETS:
   Investments at fair value..........................................................  $          2,225,571    $            239,758
   Due from Metropolitan Life
     Insurance Company................................................................                    --                      --
                                                                                        --------------------    --------------------
        Total Assets..................................................................             2,225,571                 239,758
                                                                                        --------------------    --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company................................................................                    --                     145
                                                                                        --------------------    --------------------
        Total Liabilities.............................................................                    --                     145
                                                                                        --------------------    --------------------

NET ASSETS............................................................................  $          2,225,571    $            239,613
                                                                                        ====================    ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                   AB GLOBAL THEMATIC GROWTH
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                    2014                   2013
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --    $                 --   $                 13
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................                    --                      --                     13
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                     --
      Realized gains (losses) on sale of investments.......                 4,879                   1,302                (1,496)
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................                 4,879                   1,302                (1,496)
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...               (2,756)                   2,635                 14,581
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 2,123                   3,937                 13,085
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              2,123    $              3,937   $             13,098
                                                             ====================    ====================   ====================


                                                                                     AB INTERMEDIATE BOND
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                    2014                   2013
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              2,061    $              1,921   $              1,888
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................                 2,061                   1,921                  1,888
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 1,833                     810                  1,675
      Realized gains (losses) on sale of investments.......                 (171)                   (121)                   (24)
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................                 1,662                     689                  1,651
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...               (3,852)                     952                (5,086)
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (2,190)                   1,641                (3,435)
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              (129)    $              3,562   $            (1,547)
                                                             ====================    ====================   ====================


                                                              AMERICAN CENTURY VP CAPITAL APPRECIATION
                                                                         INVESTMENT DIVISION
                                                             -------------------------------------------
                                                                     2015                 2014 (a)
                                                             --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                 --
                                                             --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --
                                                             --------------------   --------------------
           Net investment income (loss)....................                    --                     --
                                                             --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    23                     --
      Realized gains (losses) on sale of investments.......                    33                     12
                                                             --------------------   --------------------
           Net realized gains (losses).....................                    56                     12
                                                             --------------------   --------------------
      Change in unrealized gains (losses) on investments...                  (38)                     42
                                                             --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                    18                     54
                                                             --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $                 18   $                 54
                                                             ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                     AMERICAN FUNDS BOND
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                   2014                    2013
                                                             --------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $            104,107   $            115,025   $             100,255
                                                             --------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 8,549                  8,401                   8,663
                                                             --------------------   --------------------   ---------------------
           Net investment income (loss)....................                95,558                106,624                  91,592
                                                             --------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               116,557                  2,120                  61,561
      Realized gains (losses) on sale of investments.......               (3,532)                  4,807                     741
                                                             --------------------   --------------------   ---------------------
           Net realized gains (losses).....................               113,025                  6,927                  62,302
                                                             --------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...             (201,734)                172,487               (282,587)
                                                             --------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (88,709)                179,414               (220,285)
                                                             --------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              6,849   $            286,038   $           (128,693)
                                                             ====================   ====================   =====================


                                                                          AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                      2015                   2014                   2013
                                                             ---------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                  --   $             88,263   $            571,973
                                                             ---------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 91,602                 95,114                 90,217
                                                             ---------------------   --------------------   --------------------
           Net investment income (loss)....................               (91,602)                (6,851)                481,756
                                                             ---------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              5,579,846                320,860                     --
      Realized gains (losses) on sale of investments.......              1,343,378              1,028,540                556,105
                                                             ---------------------   --------------------   --------------------
           Net realized gains (losses).....................              6,923,224              1,349,400                556,105
                                                             ---------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...            (6,348,033)                 96,482             15,213,508
                                                             ---------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                575,191              1,445,882             15,769,613
                                                             ---------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             483,589   $          1,439,031   $         16,251,369
                                                             =====================   ====================   ====================


                                                                                    AMERICAN FUNDS GROWTH
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                   2014                    2013
                                                             --------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,004,590   $          1,286,837   $           1,364,727
                                                             --------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................               155,259                152,282                 139,123
                                                             --------------------   --------------------   ---------------------
           Net investment income (loss)....................               849,331              1,134,555               1,225,604
                                                             --------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            34,618,471              7,869,597                      --
      Realized gains (losses) on sale of investments.......             3,175,509              3,654,149               2,872,251
                                                             --------------------   --------------------   ---------------------
           Net realized gains (losses).....................            37,793,980             11,523,746               2,872,251
                                                             --------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...          (27,669,113)                413,436              34,086,809
                                                             --------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            10,124,867             11,937,182              36,959,060
                                                             --------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         10,974,198   $         13,071,737   $          38,184,664
                                                             ====================   ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                AMERICAN FUNDS GROWTH-INCOME
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                   2014                    2013
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,369,670   $          1,339,033    $          1,235,600
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................               103,704                103,335                  89,908
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................             1,265,966              1,235,698               1,145,692
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            15,356,438              5,003,511                      --
      Realized gains (losses) on sale of investments.......             1,779,863              2,212,712               1,441,252
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................            17,136,301              7,216,223               1,441,252
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...          (16,929,014)              1,935,227              23,374,516
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               207,287              9,151,450              24,815,768
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          1,473,253   $         10,387,148    $         25,961,460
                                                             ====================   ====================    ====================


                                                                                AMERICAN FUNDS INTERNATIONAL
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                   2014                    2013
                                                             --------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              7,125   $              9,668   $               7,749
                                                             --------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------   ---------------------
           Net investment income (loss)....................                 7,125                  9,668                   7,749
                                                             --------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                32,754                     --                      --
      Realized gains (losses) on sale of investments.......                20,582                  3,059                  27,615
                                                             --------------------   --------------------   ---------------------
           Net realized gains (losses).....................                53,336                  3,059                  27,615
                                                             --------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...              (72,634)               (30,549)                  63,361
                                                             --------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (19,298)               (27,490)                  90,976
                                                             --------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (12,173)   $           (17,822)   $              98,725
                                                             ====================   ====================   =====================


                                                                     AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                   2014                    2013
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                712   $                520    $                317
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                   712                    520                     317
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   404                     --                   1,258
      Realized gains (losses) on sale of investments.......                   (3)                   (30)                    (28)
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................                   401                   (30)                   1,230
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...                 (350)                  1,820                 (2,996)
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                    51                  1,790                 (1,766)
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $                763   $              2,310    $            (1,449)
                                                             ====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                DREYFUS VIF INTERNATIONAL VALUE
                                                                                      INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2015                    2014                     2013
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               4,421   $               3,201   $               4,021
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                  4,421                   3,201                   4,021
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                      --                      --
      Realized gains (losses) on sale of investments.......                  (390)                   (210)                   (906)
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                  (390)                   (210)                   (906)
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (10,460)                (26,366)                  42,909
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (10,850)                (26,576)                  42,003
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             (6,429)   $            (23,375)   $              46,024
                                                             =====================   =====================   =====================


                                                                               FIDELITY VIP ASSET MANAGER: GROWTH
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2015                    2014                    2013
                                                             ---------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              20,958    $              20,809   $              16,073
                                                             ---------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                      --
                                                             ---------------------    ---------------------   ---------------------
           Net investment income (loss)....................                 20,958                   20,809                  16,073
                                                             ---------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  1,145                    1,627                   5,165
      Realized gains (losses) on sale of investments.......                127,820                   33,797                 110,324
                                                             ---------------------    ---------------------   ---------------------
           Net realized gains (losses).....................                128,965                   35,424                 115,489
                                                             ---------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...              (145,469)                   59,690                 260,059
                                                             ---------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (16,504)                   95,114                 375,548
                                                             ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               4,454    $             115,923   $             391,621
                                                             =====================    =====================   =====================


                                                                                     FIDELITY VIP CONTRAFUND
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2015                    2014                    2013
                                                             ---------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              25,926    $              24,338   $              23,521
                                                             ---------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                      --
                                                             ---------------------    ---------------------   ---------------------
           Net investment income (loss)....................                 25,926                   24,338                  23,521
                                                             ---------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                265,481                   56,967                     690
      Realized gains (losses) on sale of investments.......                107,564                   61,174                 146,443
                                                             ---------------------    ---------------------   ---------------------
           Net realized gains (losses).....................                373,045                  118,141                 147,133
                                                             ---------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...              (372,526)                  174,211                 505,651
                                                             ---------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                    519                  292,352                 652,784
                                                             ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              26,445    $             316,690   $             676,305
                                                             =====================    =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                  FIDELITY VIP EQUITY-INCOME
                                                                                      INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2015                    2014                     2013
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                 426   $                 687   $                 752
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                    426                     687                     752
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  2,231                     338                   2,042
      Realized gains (losses) on sale of investments.......                    275                     718                   2,076
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                  2,506                   1,056                   4,118
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                (3,341)                      37                   3,227
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                  (835)                   1,093                   7,345
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               (409)   $               1,780   $               8,097
                                                             =====================   =====================   =====================


                                                                                    FIDELITY VIP FREEDOM 2010
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2015                    2014                     2013
                                                             ---------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                 361    $                 775   $                 755
                                                             ---------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       29                     192
                                                             ---------------------    ---------------------   ---------------------
           Net investment income (loss)....................                    361                      746                     563
                                                             ---------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     65                      738                     501
      Realized gains (losses) on sale of investments.......                  5,610                    2,715                     164
                                                             ---------------------    ---------------------   ---------------------
           Net realized gains (losses).....................                  5,675                    3,453                     665
                                                             ---------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                (5,470)                  (2,030)                   3,994
                                                             ---------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                    205                    1,423                   4,659
                                                             ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $                 566    $               2,169   $               5,222
                                                             =====================    =====================   =====================


                                                                                    FIDELITY VIP FREEDOM 2020
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2015                    2014                     2013
                                                             ---------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              10,060    $              16,277   $              16,665
                                                             ---------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      108                     653
                                                             ---------------------    ---------------------   ---------------------
           Net investment income (loss)....................                 10,060                   16,169                  16,012
                                                             ---------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  2,356                   17,423                  11,508
      Realized gains (losses) on sale of investments.......                166,915                   21,410                  10,474
                                                             ---------------------    ---------------------   ---------------------
           Net realized gains (losses).....................                169,271                   38,833                  21,982
                                                             ---------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...              (177,998)                  (8,502)                  93,753
                                                             ---------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                (8,727)                   30,331                 115,735
                                                             ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               1,333    $              46,500   $             131,747
                                                             =====================    =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                   FIDELITY VIP FREEDOM 2025
                                                                                      INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2015                    2014                   2013 (b)
                                                             --------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              8,151    $                 613   $                 694
                                                             --------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                       --                      --
                                                             --------------------    ---------------------   ---------------------
           Net investment income (loss)....................                 8,151                      613                     694
                                                             --------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 2,389                      771                     278
      Realized gains (losses) on sale of investments.......                   231                      464                     135
                                                             --------------------    ---------------------   ---------------------
           Net realized gains (losses).....................                 2,620                    1,235                     413
                                                             --------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...              (13,249)                       73                   3,626
                                                             --------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (10,629)                    1,308                   4,039
                                                             --------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (2,478)    $               1,921   $               4,733
                                                             ====================    =====================   =====================


                                                                                    FIDELITY VIP FREEDOM 2030
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2015                    2014                    2013
                                                             ---------------------   ---------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               2,154   $               1,233    $                 993
                                                             ---------------------   ---------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      38                      230
                                                             ---------------------   ---------------------    ---------------------
           Net investment income (loss)....................                  2,154                   1,195                      763
                                                             ---------------------   ---------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    611                   1,344                      844
      Realized gains (losses) on sale of investments.......                  1,142                  11,989                    2,703
                                                             ---------------------   ---------------------    ---------------------
           Net realized gains (losses).....................                  1,753                  13,333                    3,547
                                                             ---------------------   ---------------------    ---------------------
      Change in unrealized gains (losses) on investments...                (4,989)                (10,096)                    5,619
                                                             ---------------------   ---------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                (3,236)                   3,237                    9,166
                                                             ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             (1,082)   $               4,432    $               9,929
                                                             =====================   =====================    =====================


                                                                                    FIDELITY VIP FREEDOM 2040
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2015                    2014                  2013 (c)
                                                             ---------------------    --------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               1,492    $                775    $                 170
                                                             ---------------------    --------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       8                       17
                                                             ---------------------    --------------------    ---------------------
           Net investment income (loss)....................                  1,492                     767                      153
                                                             ---------------------    --------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    541                     487                       76
      Realized gains (losses) on sale of investments.......                    263                     749                        4
                                                             ---------------------    --------------------    ---------------------
           Net realized gains (losses).....................                    804                   1,236                       80
                                                             ---------------------    --------------------    ---------------------
      Change in unrealized gains (losses) on investments...                (3,345)                   (709)                      545
                                                             ---------------------    --------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                (2,541)                     527                      625
                                                             ---------------------    --------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             (1,049)    $              1,294    $                 778
                                                             =====================    ====================    =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                    FIDELITY VIP FREEDOM 2050
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                      2015                    2014                    2013
                                                             ---------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                 878    $                 369   $                 284
                                                             ---------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       14                      89
                                                             ---------------------    ---------------------   ---------------------
           Net investment income (loss)....................                    878                      355                     195
                                                             ---------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    308                      382                     229
      Realized gains (losses) on sale of investments.......                    535                    6,257                      94
                                                             ---------------------    ---------------------   ---------------------
           Net realized gains (losses).....................                    843                    6,639                     323
                                                             ---------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                (2,416)                  (5,093)                   4,037
                                                             ---------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                (1,573)                    1,546                   4,360
                                                             ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               (695)    $               1,901   $               4,555
                                                             =====================    =====================   =====================


                                                                                    FIDELITY VIP HIGH INCOME
                                                                                       INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2015                     2014                    2013
                                                             ---------------------   ---------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $              14,336   $              10,183    $              9,677
                                                             ---------------------   ---------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------    --------------------
           Net investment income (loss)....................                 14,336                  10,183                   9,677
                                                             ---------------------   ---------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                      --                      --
      Realized gains (losses) on sale of investments.......                  (455)                     158                      73
                                                             ---------------------   ---------------------    --------------------
           Net realized gains (losses).....................                  (455)                     158                      73
                                                             ---------------------   ---------------------    --------------------
      Change in unrealized gains (losses) on investments...               (20,979)                 (8,210)                   (126)
                                                             ---------------------   ---------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (21,434)                 (8,052)                    (53)
                                                             ---------------------   ---------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             (7,098)   $               2,131    $              9,624
                                                             =====================   =====================    ====================


                                                                               FIDELITY VIP INVESTMENT GRADE BOND
                                                                                       INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2015                     2014                    2013
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              31,506   $              26,958   $              39,909
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                 31,506                  26,958                  39,909
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    993                     644                  21,294
      Realized gains (losses) on sale of investments.......                  (839)                (16,379)                (28,717)
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                    154                (15,735)                 (7,423)
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (39,907)                  77,902                (76,349)
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (39,753)                  62,167                (83,772)
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             (8,247)   $              89,125   $            (43,863)
                                                             =====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                     FIDELITY VIP MID CAP
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2015                    2014                    2013
                                                             ---------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                 745   $                 48   $                 613
                                                             ---------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                      --
                                                             ---------------------   --------------------   ---------------------
           Net investment income (loss)....................                    745                     48                     613
                                                             ---------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 30,638                  5,961                  35,674
      Realized gains (losses) on sale of investments.......                    648                  4,531                 172,540
                                                             ---------------------   --------------------   ---------------------
           Net realized gains (losses).....................                 31,286                 10,492                 208,214
                                                             ---------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (36,156)                  4,318                   1,232
                                                             ---------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                (4,870)                 14,810                 209,446
                                                             ---------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             (4,125)   $             14,858   $             210,059
                                                             =====================   ====================   =====================


                                                                                 FTVIPT FRANKLIN INCOME VIP
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                   2014                  2013 (d)
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              1,086   $                 385   $                 --
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................                 1,086                     385                     --
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                     --
      Realized gains (losses) on sale of investments.......                 (154)                    (51)                      3
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................                 (154)                    (51)                      3
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...               (2,439)                 (1,084)                      8
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (2,593)                 (1,135)                     11
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (1,507)   $               (750)   $                 11
                                                             ====================   =====================   ====================


                                                                          FTVIPT FRANKLIN MUTUAL GLOBAL DISCOVERY VIP
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                      2015                   2014                    2013
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $              13,670   $             10,690    $             19,686
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                      --
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................                 13,670                 10,690                  19,686
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 27,512                 33,082                  81,814
      Realized gains (losses) on sale of investments.......                    194                 10,518                  59,341
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................                 27,706                 43,600                 141,155
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...               (58,851)               (24,521)                  47,244
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (31,145)                 19,079                 188,399
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (17,475)   $             29,769    $            208,085
                                                             =====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                              FTVIPT FRANKLIN MUTUAL SHARES VIP
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2015                   2014                 2013 (d)
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              1,895   $                789   $                445
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                 1,895                    789                    445
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 4,180                    205                     --
      Realized gains (losses) on sale of investments.......                    33                    259                    105
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                 4,213                    464                    105
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...               (9,723)                  1,131                  2,000
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               (5,510)                  1,595                  2,105
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            (3,615)   $              2,384   $              2,550
                                                             ====================   ====================   ====================


                                                                                FTVIPT TEMPLETON FOREIGN VIP
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                   2014                    2013
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $            189,205   $             78,379    $             98,174
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................               189,205                 78,379                  98,174
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               177,426                     --                      --
      Realized gains (losses) on sale of investments.......                 5,027                156,830                  73,110
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................               182,453                156,830                  73,110
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...             (703,728)              (709,096)                 689,874
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (521,275)              (552,266)                 762,984
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          (332,070)   $          (473,887)    $            861,158
                                                             ====================   ====================    ====================


                                                                              FTVIPT TEMPLETON GLOBAL BOND VIP
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2015                   2014                   2013
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             83,772   $             65,826   $             20,975
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                83,772                 65,826                 20,975
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 5,274                     --                  5,202
      Realized gains (losses) on sale of investments.......              (97,965)                  (644)                  1,245
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................              (92,691)                  (644)                  6,447
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              (36,601)               (38,430)                (6,052)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (129,292)               (39,074)                    395
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           (45,520)   $             26,752   $             21,370
                                                             ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                  GOLDMAN SACHS MID-CAP VALUE
                                                                                      INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                      2015                   2014                    2013
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               1,118   $               2,932   $               2,312
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                  1,118                   2,932                   2,312
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 20,122                  48,819                  22,308
      Realized gains (losses) on sale of investments.......                    671                   7,493                   9,943
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                 20,793                  56,312                  32,251
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (48,920)                (21,021)                  43,303
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (28,127)                  35,291                  75,554
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (27,009)   $              38,223   $              77,866
                                                             =====================   =====================   =====================


                                                                            GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2015                    2014                    2013
                                                             --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                104    $                277   $                 373
                                                             --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------   ---------------------
           Net investment income (loss)....................                   104                     277                     373
                                                             --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 4,391                   5,208                   4,708
      Realized gains (losses) on sale of investments.......                   336                   1,707                   1,040
                                                             --------------------    --------------------   ---------------------
           Net realized gains (losses).....................                 4,727                   6,915                   5,748
                                                             --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (5,505)                 (4,589)                   3,869
                                                             --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 (778)                   2,326                   9,617
                                                             --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              (674)    $              2,603   $               9,990
                                                             ====================    ====================   =====================


                                                                                      INVESCO V.I. COMSTOCK
                                                                                       INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                      2015                    2014                   2013
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               5,695   $               3,587   $               4,077
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                  5,695                   3,587                   4,077
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    941                      --                      --
      Realized gains (losses) on sale of investments.......                  3,469                   2,447                   1,475
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                  4,410                   2,447                   1,475
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (32,126)                  22,523                  78,224
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (27,716)                  24,970                  79,699
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (22,021)   $              28,557   $              83,776
                                                             =====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                INVESCO V.I. INTERNATIONAL GROWTH
                                                                                       INVESTMENT DIVISION
                                                             -----------------------------------------------------------------------
                                                                      2015                    2014                     2013
                                                             ---------------------    ---------------------   ----------------------
INVESTMENT INCOME:
      Dividends............................................  $               5,017    $               5,421   $                4,576
                                                             ---------------------    ---------------------   ----------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                       --
                                                             ---------------------    ---------------------   ----------------------
            Net investment income (loss)...................                  5,017                    5,421                    4,576
                                                             ---------------------    ---------------------   ----------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                       --                       --
      Realized gains (losses) on sale of investments.......                  2,637                    5,138                  926,281
                                                             ---------------------    ---------------------   ----------------------
            Net realized gains (losses)....................                  2,637                    5,138                  926,281
                                                             ---------------------    ---------------------   ----------------------
      Change in unrealized gains (losses) on investments...               (13,856)                 (10,871)                (647,277)
                                                             ---------------------    ---------------------   ----------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (11,219)                  (5,733)                  279,004
                                                             ---------------------    ---------------------   ----------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             (6,202)    $               (312)   $              283,580
                                                             =====================    =====================   ======================


                                                                                      JANUS ASPEN BALANCED
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                     2015                     2014                    2013
                                                             ---------------------   ---------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              15,263   $              16,228    $              13,254
                                                             ---------------------   ---------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                       --
                                                             ---------------------   ---------------------    ---------------------
            Net investment income (loss)...................                 15,263                  16,228                   13,254
                                                             ---------------------   ---------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 35,506                  26,985                   54,904
      Realized gains (losses) on sale of investments.......                  5,452                  10,485                   25,371
                                                             ---------------------   ---------------------    ---------------------
            Net realized gains (losses)....................                 40,958                  37,470                   80,275
                                                             ---------------------   ---------------------    ---------------------
      Change in unrealized gains (losses) on investments...               (51,128)                  30,740                   94,265
                                                             ---------------------   ---------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (10,170)                  68,210                  174,540
                                                             ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               5,093   $              84,438    $             187,794
                                                             =====================   =====================    =====================


                                                                                        JANUS ASPEN FORTY
                                                                                       INVESTMENT DIVISION
                                                             -----------------------------------------------------------------------
                                                                      2015                    2014                     2013
                                                             ---------------------    ---------------------   ----------------------
INVESTMENT INCOME:
      Dividends............................................  $                  --    $                 252   $                4,954
                                                             ---------------------    ---------------------   ----------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                       --                       --
                                                             ---------------------    ---------------------   ----------------------
            Net investment income (loss)...................                     --                      252                    4,954
                                                             ---------------------    ---------------------   ----------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                121,081                  249,329                       --
      Realized gains (losses) on sale of investments.......                  1,569                   62,849                   69,285
                                                             ---------------------    ---------------------   ----------------------
            Net realized gains (losses)....................                122,650                  312,178                   69,285
                                                             ---------------------    ---------------------   ----------------------
      Change in unrealized gains (losses) on investments...               (57,429)                (248,123)                  155,845
                                                             ---------------------    ---------------------   ----------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 65,221                   64,055                  225,130
                                                             ---------------------    ---------------------   ----------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              65,221    $              64,307   $              230,084
                                                             =====================    =====================   ======================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                       JANUS ASPEN JANUS
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2015                    2014                    2013
                                                             ---------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $               2,968   $               1,630   $              6,858
                                                             ---------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                     --
                                                             ---------------------   ---------------------   --------------------
           Net investment income (loss)....................                  2,968                   1,630                  6,858
                                                             ---------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 84,817                  31,621                     --
      Realized gains (losses) on sale of investments.......                 17,674                   9,477                258,951
                                                             ---------------------   ---------------------   --------------------
           Net realized gains (losses).....................                102,491                  41,098                258,951
                                                             ---------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...               (79,472)                  12,182               (62,054)
                                                             ---------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 23,019                  53,280                196,897
                                                             ---------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              25,987   $              54,910   $            203,755
                                                             =====================   =====================   ====================


                                                                                     JANUS ASPEN OVERSEAS
                                                                                      INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                      2015                   2014                    2013
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                 225   $               1,960   $              11,835
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                    225                   1,960                  11,835
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  1,449                   6,620                      --
      Realized gains (losses) on sale of investments.......                (6,243)                 (4,308)                (73,759)
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                (4,794)                   2,312                (73,759)
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...                    363                (10,605)                 113,083
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                (4,431)                 (8,293)                  39,324
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             (4,206)   $             (6,333)   $              51,159
                                                             =====================   =====================   =====================


                                                                                     MFS VIT GLOBAL EQUITY
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2015                    2014                    2013
                                                             --------------------    --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $              1,587    $                974    $              1,253
                                                             --------------------    --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------    --------------------
           Net investment income (loss)....................                 1,587                     974                   1,253
                                                             --------------------    --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 6,506                   1,843                      --
      Realized gains (losses) on sale of investments.......                 2,452                   2,541                     550
                                                             --------------------    --------------------    --------------------
           Net realized gains (losses).....................                 8,958                   4,384                     550
                                                             --------------------    --------------------    --------------------
      Change in unrealized gains (losses) on investments...              (14,256)                   1,213                  37,978
                                                             --------------------    --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (5,298)                   5,597                  38,528
                                                             --------------------    --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (3,711)    $              6,571    $             39,781
                                                             ====================    ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                     MFS VIT NEW DISCOVERY
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2015                    2014                   2013
                                                             ---------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                  --   $                 --   $                  --
                                                             ---------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                      --
                                                             ---------------------   --------------------   ---------------------
           Net investment income (loss)....................                     --                     --                      --
                                                             ---------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  6,957                 45,559                   1,718
      Realized gains (losses) on sale of investments.......                    374                  1,237                   1,963
                                                             ---------------------   --------------------   ---------------------
           Net realized gains (losses).....................                  7,331                 46,796                   3,681
                                                             ---------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (11,470)               (63,957)                  65,025
                                                             ---------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                (4,139)               (17,161)                  68,706
                                                             ---------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             (4,139)   $           (17,161)   $              68,706
                                                             =====================   ====================   =====================


                                                                                        MFS VIT VALUE
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                   2014                    2013
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                439   $                285    $                197
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                   439                    285                     197
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 1,237                    670                      61
      Realized gains (losses) on sale of investments.......                   659                    571                     323
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................                 1,896                  1,241                     384
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...               (2,518)                    559                   5,315
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 (622)                  1,800                   5,699
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              (183)   $              2,085    $              5,896
                                                             ====================   ====================    ====================


                                                                                     MFS VIT II HIGH YIELD
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2015                    2014                  2013 (e)
                                                             ---------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               9,868   $              8,003   $               3,270
                                                             ---------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                      --
                                                             ---------------------   --------------------   ---------------------
           Net investment income (loss)....................                  9,868                  8,003                   3,270
                                                             ---------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                     --                      --
      Realized gains (losses) on sale of investments.......                   (99)                     25                     (3)
                                                             ---------------------   --------------------   ---------------------
           Net realized gains (losses).....................                   (99)                     25                     (3)
                                                             ---------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (16,013)                (4,175)                   2,275
                                                             ---------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (16,112)                (4,150)                   2,272
                                                             ---------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             (6,244)   $              3,853   $               5,542
                                                             =====================   ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013




                                                                               MIST AB GLOBAL DYNAMIC ALLOCATION
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2015                    2014                    2013
                                                             --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              2,180    $                860   $                 139
                                                             --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------   ---------------------
           Net investment income (loss)....................                 2,180                     860                     139
                                                             --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 2,323                     856                     231
      Realized gains (losses) on sale of investments.......                 (101)                     135                      67
                                                             --------------------    --------------------   ---------------------
           Net realized gains (losses).....................                 2,222                     991                     298
                                                             --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (4,443)                   1,384                   1,389
                                                             --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (2,221)                   2,375                   1,687
                                                             --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               (41)    $              3,235   $               1,826
                                                             ====================    ====================   =====================


                                                                     MIST ALLIANZ GLOBAL INVESTORS
                                                                       DYNAMIC MULTI-ASSET PLUS
                                                                          INVESTMENT DIVISION
                                                             --------------------------------------------
                                                                     2015                  2014 (a)
                                                             --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                 21   $                  --
                                                             --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --
                                                             --------------------   ---------------------
           Net investment income (loss)....................                    21                      --
                                                             --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    19                       1
      Realized gains (losses) on sale of investments.......                 (278)                      --
                                                             --------------------   ---------------------
           Net realized gains (losses).....................                 (259)                       1
                                                             --------------------   ---------------------
      Change in unrealized gains (losses) on investments...                  (72)                       1
                                                             --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 (331)                       2
                                                             --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              (310)   $                   2
                                                             ====================   =====================



                                                                            MIST AMERICAN FUNDS BALANCED ALLOCATION
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2015                    2014                    2013
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $              15,506   $             13,034    $             11,592
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                      --
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................                 15,506                 13,034                  11,592
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 46,196                 78,760                  42,196
      Realized gains (losses) on sale of investments.......                  3,497                  6,182                   5,669
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................                 49,693                 84,942                  47,865
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...               (69,036)               (47,376)                  62,896
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (19,343)                 37,566                 110,761
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             (3,837)   $             50,600    $            122,353
                                                             =====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                             MIST AMERICAN FUNDS GROWTH ALLOCATION
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                    2014                   2013
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             24,524    $             20,605   $             16,414
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................                24,524                  20,605                 16,414
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                95,418                 237,874                 69,006
      Realized gains (losses) on sale of investments.......                15,416                  24,970                 36,038
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................               110,834                 262,844                105,044
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...             (141,365)               (180,168)                172,370
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (30,531)                  82,676                277,414
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (6,007)    $            103,281   $            293,828
                                                             ====================    ====================   ====================


                                                                           MIST AMERICAN FUNDS MODERATE ALLOCATION
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2015                   2014                   2013
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             17,019   $             15,920   $             14,487
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                17,019                 15,920                 14,487
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                40,376                 77,010                 39,313
      Realized gains (losses) on sale of investments.......                12,509                  5,925                  5,863
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                52,885                 82,935                 45,176
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              (73,320)               (41,113)                 36,688
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (20,435)                 41,822                 81,864
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (3,416)   $             57,742   $             96,351
                                                             ====================   ====================   ====================


                                                                                 MIST AQR GLOBAL RISK BALANCED
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                    2014                   2013
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              7,434    $                 --   $              1,949
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................                 7,434                      --                  1,949
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                13,315                     786                  3,632
      Realized gains (losses) on sale of investments.......               (2,519)                   (660)                    169
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................                10,796                     126                  3,801
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...              (30,868)                   5,443               (10,413)
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (20,072)                   5,569                (6,612)
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (12,638)    $              5,569   $            (4,663)
                                                             ====================    ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                            MIST BLACKROCK GLOBAL TACTICAL STRATEGIES
                                                                                       INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                      2015                    2014                    2013
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $               3,577   $               1,792   $                 951
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                      --                      --
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                  3,577                   1,792                     951
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  9,296                   8,451                   1,537
      Realized gains (losses) on sale of investments.......                     49                     363                     238
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                  9,345                   8,814                   1,775
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (14,933)                 (1,686)                   4,911
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                (5,588)                   7,128                   6,686
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             (2,011)   $               8,920   $               7,637
                                                             =====================   =====================   =====================


                                                                                MIST CLARION GLOBAL REAL ESTATE
                                                                                      INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2015                    2014                    2013
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $           1,234,670   $             513,864   $           1,883,980
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 31,928                  33,399                  31,537
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................              1,202,742                 480,465               1,852,443
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                      --                      --
      Realized gains (losses) on sale of investments.......                 48,531                 314,419               (121,862)
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                 48,531                 314,419               (121,862)
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...            (1,654,271)               3,062,383               (768,686)
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            (1,605,740)               3,376,802               (890,548)
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (402,998)   $           3,857,267   $             961,895
                                                             =====================   =====================   =====================


                                                                              MIST CLEARBRIDGE AGGRESSIVE GROWTH
                                                                                      INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2015                    2014                    2013
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             198,717   $              72,926   $              71,803
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 45,621                  36,095                  12,286
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                153,096                  36,831                  59,517
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                      --                      --
      Realized gains (losses) on sale of investments.......              1,820,551                 867,002                 455,065
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................              1,820,551                 867,002                 455,065
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...            (3,670,688)               5,750,935               6,062,472
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            (1,850,137)               6,617,937               6,517,537
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         (1,697,041)   $           6,654,768   $           6,577,054
                                                             =====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                               MIST HARRIS OAKMARK INTERNATIONAL
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2015                    2014                   2013
                                                             --------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,358,813   $           1,105,911   $           1,234,640
                                                             --------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                57,999                  62,335                  58,015
                                                             --------------------   ---------------------   ---------------------
           Net investment income (loss)....................             1,300,814               1,043,576               1,176,625
                                                             --------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             3,880,482               4,067,270                      --
      Realized gains (losses) on sale of investments.......                49,542               1,812,640                 663,573
                                                             --------------------   ---------------------   ---------------------
           Net realized gains (losses).....................             3,930,024               5,879,910                 663,573
                                                             --------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...           (6,964,997)             (9,320,626)               9,999,502
                                                             --------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................           (3,034,973)             (3,440,716)              10,663,075
                                                             --------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $        (1,734,159)   $         (2,397,140)   $          11,839,700
                                                             ====================   =====================   =====================


                                                                            MIST INVESCO BALANCED-RISK ALLOCATION
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                   2014                    2013
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              1,200   $                  --   $                 --
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................                 1,200                      --                     --
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 3,078                   1,200                    159
      Realized gains (losses) on sale of investments.......               (1,351)                      65                   (33)
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................                 1,727                   1,265                    126
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...               (4,753)                     178                    124
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (3,026)                   1,443                    250
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (1,826)   $               1,443   $                250
                                                             ====================   =====================   ====================


                                                                                  MIST INVESCO MID CAP VALUE
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2015                    2014                   2013
                                                             --------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $            652,691   $             652,762   $             762,499
                                                             --------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                88,957                  90,624                  83,667
                                                             --------------------   ---------------------   ---------------------
           Net investment income (loss)....................               563,734                 562,138                 678,832
                                                             --------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             4,446,457              16,068,302                      --
      Realized gains (losses) on sale of investments.......               732,310               1,049,905                 935,109
                                                             --------------------   ---------------------   ---------------------
           Net realized gains (losses).....................             5,178,767              17,118,207                 935,109
                                                             --------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...          (13,696,346)             (8,899,738)              20,593,687
                                                             --------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................           (8,517,579)               8,218,469              21,528,796
                                                             --------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $        (7,953,845)   $           8,780,607   $          22,207,628
                                                             ====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                MIST INVESCO SMALL CAP GROWTH
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2015                   2014                   2013
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              9,561   $                 --   $             23,000
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 9,074                  8,994                  7,768
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                   487                (8,994)                 15,232
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             1,773,695                783,328                326,110
      Realized gains (losses) on sale of investments.......                 1,804                187,042                243,128
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             1,775,499                970,370                569,238
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (1,866,286)              (438,103)              1,365,097
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (90,787)                532,267              1,934,335
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (90,300)   $            523,273   $          1,949,567
                                                             ====================   ====================   ====================


                                                                            MIST JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                    2014                   2013
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              5,107    $              1,679   $                 54
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................                 5,107                   1,679                     54
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 8,853                   4,582                    321
      Realized gains (losses) on sale of investments.......                 (120)                     660                  (595)
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................                 8,733                   5,242                  (274)
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...              (12,813)                   2,680                  5,829
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (4,080)                   7,922                  5,555
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $              1,027    $              9,601   $              5,609
                                                             ====================    ====================   ====================


                                                                                 MIST JPMORGAN SMALL CAP VALUE
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                    2014                   2013
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $              4,196    $              2,563   $                337
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................                 4,196                   2,563                    337
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                26,694                  28,052                     --
      Realized gains (losses) on sale of investments.......                 (765)                   2,277                  2,408
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................                25,929                  30,329                  2,408
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...              (52,802)                (18,929)                 28,817
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (26,873)                  11,400                 31,225
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (22,677)    $             13,963   $             31,562
                                                             ====================    ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                              MIST LOOMIS SAYLES GLOBAL MARKETS
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                   2014                  2013 (d)
                                                             --------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              7,875   $              9,637   $                  --
                                                             --------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------   ---------------------
           Net investment income (loss)....................                 7,875                  9,637                      --
                                                             --------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                      --
      Realized gains (losses) on sale of investments.......                18,423                  4,771                     705
                                                             --------------------   --------------------   ---------------------
           Net realized gains (losses).....................                18,423                  4,771                     705
                                                             --------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...              (13,993)                  1,137                  43,104
                                                             --------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 4,430                  5,908                  43,809
                                                             --------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             12,305   $             15,545   $              43,809
                                                             ====================   ====================   =====================


                                                                                MIST LORD ABBETT BOND DEBENTURE
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                      2015                   2014                   2013
                                                             ---------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $           1,671,598   $          1,679,139   $          1,965,620
                                                             ---------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 60,107                 62,645                 63,217
                                                             ---------------------   --------------------   --------------------
           Net investment income (loss)....................              1,611,491              1,616,494              1,902,403
                                                             ---------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              1,177,717                782,757                     --
      Realized gains (losses) on sale of investments.......                 24,577                320,061                299,375
                                                             ---------------------   --------------------   --------------------
           Net realized gains (losses).....................              1,202,294              1,102,818                299,375
                                                             ---------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...            (3,396,105)            (1,312,784)                (7,269)
                                                             ---------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            (2,193,811)              (209,966)                292,106
                                                             ---------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (582,320)   $          1,406,528   $          2,194,509
                                                             =====================   ====================   ====================


                                                                            MIST MET/TEMPLETON INTERNATIONAL BOND
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                   2014                   2013
                                                             --------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             16,491   $              6,729   $                 302
                                                             --------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                      --
                                                             --------------------   --------------------   ---------------------
           Net investment income (loss)....................                16,491                  6,729                     302
                                                             --------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   355                     --                      61
      Realized gains (losses) on sale of investments.......               (5,538)                      6                    (24)
                                                             --------------------   --------------------   ---------------------
           Net realized gains (losses).....................               (5,183)                      6                      37
                                                             --------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...              (19,099)                (3,576)                     996
                                                             --------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (24,282)                (3,570)                   1,033
                                                             --------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (7,791)   $              3,159   $               1,335
                                                             ====================   ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                MIST METLIFE ASSET ALLOCATION 100
                                                                                       INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                      2015                    2014                    2013
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             322,952   $             181,683   $             158,967
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 16,490                  16,174                  14,210
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                306,462                 165,509                 144,757
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              1,572,075                      --                      --
      Realized gains (losses) on sale of investments.......                325,688                 437,534                 243,289
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................              1,897,763                 437,534                 243,289
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...            (2,617,113)                 404,377               4,045,633
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (719,350)                 841,911               4,288,922
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (412,888)   $           1,007,420   $           4,433,679
                                                             =====================   =====================   =====================


                                                                                  MIST METLIFE BALANCED PLUS
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2015                    2014                    2013
                                                             --------------------    --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $              4,773    $              2,715    $                778
                                                             --------------------    --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------    --------------------
           Net investment income (loss)....................                 4,773                   2,715                     778
                                                             --------------------    --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                13,434                  12,036                   1,257
      Realized gains (losses) on sale of investments.......               (2,885)                     220                   2,685
                                                             --------------------    --------------------    --------------------
           Net realized gains (losses).....................                10,549                  12,256                   3,942
                                                             --------------------    --------------------    --------------------
      Change in unrealized gains (losses) on investments...              (26,058)                   (517)                   4,689
                                                             --------------------    --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (15,509)                  11,739                   8,631
                                                             --------------------    --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (10,736)    $             14,454    $              9,409
                                                             ====================    ====================    ====================


                                                                            MIST METLIFE MULTI-INDEX TARGETED RISK
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2015                    2014                  2013 (d)
                                                             --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              1,398    $                 --   $                   6
                                                             --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------    --------------------   ---------------------
           Net investment income (loss)....................                 1,398                      --                       6
                                                             --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 3,097                     172                      47
      Realized gains (losses) on sale of investments.......                 1,073                      90                   (241)
                                                             --------------------    --------------------   ---------------------
           Net realized gains (losses).....................                 4,170                     262                   (194)
                                                             --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (7,672)                   4,343                      52
                                                             --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (3,502)                   4,605                   (142)
                                                             --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (2,104)    $              4,605   $               (136)
                                                             ====================    ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                MIST METLIFE SMALL CAP VALUE
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2015                   2014                   2013
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                800   $                366   $              9,744
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                   800                    366                  9,744
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               310,745                 38,852                     --
      Realized gains (losses) on sale of investments.......                 1,317                 32,257                 47,240
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................               312,062                 71,109                 47,240
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             (358,930)               (58,142)                199,123
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (46,868)                 12,967                246,363
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           (46,068)   $             13,333   $            256,107
                                                             ====================   ====================   ====================


                                                                              MIST MFS EMERGING MARKETS EQUITY
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2015                   2014                    2013
                                                             --------------------   --------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $             10,228   $              2,914    $             1,482
                                                             --------------------   --------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------    -------------------
           Net investment income (loss)....................                10,228                  2,914                  1,482
                                                             --------------------   --------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......               (4,559)                (2,174)                    254
                                                             --------------------   --------------------    -------------------
           Net realized gains (losses).....................               (4,559)                (2,174)                    254
                                                             --------------------   --------------------    -------------------
      Change in unrealized gains (losses) on investments...              (82,085)               (31,587)                (3,821)
                                                             --------------------   --------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (86,644)               (33,761)                (3,567)
                                                             --------------------   --------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           (76,416)   $           (30,847)    $           (2,085)
                                                             ====================   ====================    ===================


                                                                               MIST MFS RESEARCH INTERNATIONAL
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2015                   2014                   2013
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            565,935   $            483,322   $            475,117
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                17,693                 18,674                 17,938
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               548,242                464,648                457,179
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......                34,366                144,798                 48,641
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                34,366                144,798                 48,641
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             (864,226)            (2,026,000)              2,877,942
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (829,860)            (1,881,202)              2,926,583
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          (281,618)   $        (1,416,554)   $          3,383,762
                                                             ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013





                                                                        MIST MORGAN STANLEY MID CAP GROWTH
                                                                                INVESTMENT DIVISION
                                                             ---------------------------------------------------------
                                                                   2015                2014                2013
                                                             -----------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................................  $              --  $          132,861  $        1,687,241
                                                             -----------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk charges...................            686,901             717,140             654,660
                                                             -----------------  ------------------  ------------------
           Net investment income (loss)....................          (686,901)           (584,279)           1,032,581
                                                             -----------------  ------------------  ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 --                  --                  --
      Realized gains (losses) on sale of investments.......          4,836,759           5,665,992           3,781,941
                                                             -----------------  ------------------  ------------------
           Net realized gains (losses).....................          4,836,759           5,665,992           3,781,941
                                                             -----------------  ------------------  ------------------
      Change in unrealized gains (losses) on investments...       (15,427,415)         (2,867,790)          65,460,998
                                                             -----------------  ------------------  ------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................       (10,590,656)           2,798,202          69,242,939
                                                             -----------------  ------------------  ------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $    (11,277,557)  $        2,213,923  $       70,275,520
                                                             =================  ==================  ==================




                                                                          MIST OPPENHEIMER GLOBAL EQUITY
                                                                                INVESTMENT DIVISION
                                                             ---------------------------------------------------------
                                                                    2015               2014                2013
                                                             -----------------   -----------------  ------------------
INVESTMENT INCOME:
      Dividends............................................  $         609,199   $         505,389  $          945,127
                                                             -----------------   -----------------  ------------------
EXPENSES:
      Mortality and expense risk charges...................            104,779              89,693              97,189
                                                             -----------------   -----------------  ------------------
           Net investment income (loss)....................            504,420             415,696             847,938
                                                             -----------------   -----------------  ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................          1,119,227           1,468,712                  --
      Realized gains (losses) on sale of investments.......          1,459,506           1,473,679           1,128,194
                                                             -----------------   -----------------  ------------------
           Net realized gains (losses).....................          2,578,733           2,942,391           1,128,194
                                                             -----------------   -----------------  ------------------
      Change in unrealized gains (losses) on investments...        (1,183,054)         (2,309,701)           9,078,535
                                                             -----------------   -----------------  ------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................          1,395,679             632,690          10,206,729
                                                             -----------------   -----------------  ------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $       1,900,099   $       1,048,386  $       11,054,667
                                                             =================   =================  ==================


                                                                    MIST
                                                               PANAGORA GLOBAL
                                                              DIVERSIFIED RISK
                                                             INVESTMENT DIVISION
                                                             -------------------
                                                                  2015 (f)
                                                             -------------------
INVESTMENT INCOME:
      Dividends............................................  $               50
                                                             -------------------
EXPENSES:
      Mortality and expense risk charges...................                  --
                                                             -------------------
           Net investment income (loss)....................                  50
                                                             -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                  65
      Realized gains (losses) on sale of investments.......               (360)
                                                             -------------------
           Net realized gains (losses).....................               (295)
                                                             -------------------
      Change in unrealized gains (losses) on investments...                   1
                                                             -------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (294)
                                                             -------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (244)
                                                             ===================




                                                                         MIST PIMCO INFLATION PROTECTED BOND
                                                                                 INVESTMENT DIVISION
                                                             ---------------------------------------------------------
                                                                    2015               2014                2013
                                                             -----------------   -----------------   -----------------
INVESTMENT INCOME:
      Dividends............................................  $         559,967   $         213,452   $         302,323
                                                             -----------------   -----------------   -----------------
EXPENSES:
      Mortality and expense risk charges...................             19,912              21,738              25,479
                                                             -----------------   -----------------   -----------------
           Net investment income (loss)....................            540,055             191,714             276,844
                                                             -----------------   -----------------   -----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 --                  --             719,437
      Realized gains (losses) on sale of investments.......          (211,211)           (162,419)           (174,195)
                                                             -----------------   -----------------   -----------------
           Net realized gains (losses).....................          (211,211)           (162,419)             545,242
                                                             -----------------   -----------------   -----------------
      Change in unrealized gains (losses) on investments...          (655,945)             319,472         (2,018,492)
                                                             -----------------   -----------------   -----------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................          (867,156)             157,053         (1,473,250)
                                                             -----------------   -----------------   -----------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $       (327,101)   $         348,767   $     (1,196,406)
                                                             =================   =================   =================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                   MIST PIMCO TOTAL RETURN
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2015                   2014                   2013
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          2,501,824   $          1,261,172   $          2,175,351
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                58,540                 62,315                 65,679
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             2,443,284              1,198,857              2,109,672
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               545,027                     --                954,935
      Realized gains (losses) on sale of investments.......              (40,218)                 36,542                128,011
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................               504,809                 36,542              1,082,946
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (2,854,535)                873,849            (4,155,495)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           (2,349,726)                910,391            (3,072,549)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             93,558   $          2,109,248   $          (962,877)
                                                             ====================   ====================   ====================


                                                                                     MIST PIONEER FUND
                                                                                    INVESTMENT DIVISION
                                                             -----------------------------------------------------------------
                                                                     2015                  2014                   2013
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             2,424    $             3,502   $              6,252
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                   --                     --                     --
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................                2,424                  3,502                  6,252
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               17,906                 58,159                     --
      Realized gains (losses) on sale of investments.......               10,751                    553                 17,551
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................               28,657                 58,712                 17,551
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...             (29,816)               (39,539)                 32,389
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (1,159)                 19,173                 49,940
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             1,265    $            22,675   $             56,192
                                                             ===================    ===================   ====================


                                                                                  MIST PYRAMIS MANAGED RISK
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2015                   2014                 2013 (d)
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 86   $                 --   $                  2
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                    86                     --                      2
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   433                      2                      5
      Realized gains (losses) on sale of investments.......                   545                      8                     --
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                   978                     10                      5
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 (255)                     48                      6
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                   723                     58                     11
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $                809   $                 58   $                 13
                                                             ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                             MIST SCHRODERS GLOBAL MULTI-ASSET
                                                                                    INVESTMENT DIVISION
                                                             -----------------------------------------------------------------
                                                                    2015                   2014                   2013
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $               467   $                398   $                  1
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                   --                     --                     --
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................                  467                    398                      1
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                1,401                  1,089                     37
      Realized gains (losses) on sale of investments.......                   35                    168                    150
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................                1,436                  1,257                    187
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...              (2,611)                    553                  1,498
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (1,175)                  1,810                  1,685
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             (708)   $              2,208   $              1,686
                                                             ===================   ====================   ====================


                                                                               MIST SSGA GROWTH AND INCOME ETF
                                                                                     INVESTMENT DIVISION
                                                             -----------------------------------------------------------------
                                                                     2015                   2014                  2013
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            200,671   $            195,317   $           186,845
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                 9,183                  9,443                 9,307
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................               191,488                185,874               177,538
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               439,240                463,729               160,153
      Realized gains (losses) on sale of investments.......                68,038                167,009                90,613
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................               507,278                630,738               250,766
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...             (845,948)              (350,740)               431,610
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (338,670)                279,998               682,376
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          (147,182)   $            465,872   $           859,914
                                                             ====================   ====================   ===================


                                                                                    MIST SSGA GROWTH ETF
                                                                                     INVESTMENT DIVISION
                                                             -----------------------------------------------------------------
                                                                     2015                   2014                   2013
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            152,270   $            118,289   $           110,154
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                 7,372                  7,409                 7,236
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................               144,898                110,880               102,918
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               369,187                348,010               172,116
      Realized gains (losses) on sale of investments.......                30,189                110,391                83,650
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................               399,376                458,401               255,766
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...             (699,498)              (255,403)               467,150
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (300,122)                202,998               722,916
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          (155,224)   $            313,878   $           825,834
                                                             ====================   ====================   ===================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                             MIST T. ROWE PRICE LARGE CAP VALUE
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2015                   2014                   2013
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             36,741   $             32,258   $             30,041
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                36,741                 32,258                 30,041
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 4,421                     --                     --
      Realized gains (losses) on sale of investments.......                86,882                  6,947                 22,312
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                91,303                  6,947                 22,312
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             (197,956)                244,232                456,298
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (106,653)                251,179                478,610
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           (69,912)   $            283,437   $            508,651
                                                             ====================   ====================   ====================


                                                                              MIST T. ROWE PRICE MID CAP GROWTH
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2015                   2014                   2013
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                 --   $             98,665
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                45,309                 39,978                 33,261
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................              (45,309)               (39,978)                 65,404
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             5,111,107              2,710,770              1,223,909
      Realized gains (losses) on sale of investments.......               671,843                622,719                608,004
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             5,782,950              3,333,489              1,831,913
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (3,612,484)                275,430              5,764,932
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             2,170,466              3,608,919              7,596,845
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          2,125,157   $          3,568,941   $          7,662,249
                                                             ====================   ====================   ====================


                                                                                 MIST WMC LARGE CAP RESEARCH
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2015                   2014                   2013
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          3,933,627   $          3,642,958   $          4,873,934
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................             2,110,795              2,017,025              1,786,264
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             1,822,832              1,625,933              3,087,670
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            29,529,907                     --                     --
      Realized gains (losses) on sale of investments.......             6,791,139              5,779,958              1,187,504
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................            36,321,046              5,779,958              1,187,504
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...          (21,509,605)             41,616,595             96,008,684
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            14,811,441             47,396,553             97,196,188
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         16,634,273   $         49,022,486   $        100,283,858
                                                             ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                            MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2015                    2014                    2013
                                                             --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $            713,415    $            614,397   $             674,943
                                                             --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................               193,538                 202,918                 198,504
                                                             --------------------    --------------------   ---------------------
           Net investment income (loss)....................               519,877                 411,479                 476,439
                                                             --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                      --
      Realized gains (losses) on sale of investments.......             (206,507)               (176,452)               (474,270)
                                                             --------------------    --------------------   ---------------------
           Net realized gains (losses).....................             (206,507)               (176,452)               (474,270)
                                                             --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments...           (1,227,962)             (1,735,615)               5,921,616
                                                             --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................           (1,434,469)             (1,912,067)               5,447,346
                                                             --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          (914,592)    $        (1,500,588)   $           5,923,785
                                                             ====================    ====================   =====================


                                                                               MSF BARCLAYS AGGREGATE BOND INDEX
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2015                    2014                    2013
                                                             --------------------    --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $          3,746,041    $          3,642,812    $          4,111,311
                                                             --------------------    --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                39,974                  40,346                  40,998
                                                             --------------------    --------------------    --------------------
           Net investment income (loss)....................             3,706,067               3,602,466               4,070,313
                                                             --------------------    --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                      --
      Realized gains (losses) on sale of investments.......               111,155                  62,943                 125,172
                                                             --------------------    --------------------    --------------------
           Net realized gains (losses).....................               111,155                  62,943                 125,172
                                                             --------------------    --------------------    --------------------
      Change in unrealized gains (losses) on investments...           (3,467,125)               3,247,015             (6,977,167)
                                                             --------------------    --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................           (3,355,970)               3,309,958             (6,851,995)
                                                             --------------------    --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            350,097    $          6,912,424    $        (2,781,682)
                                                             ====================    ====================    ====================


                                                                                   MSF BLACKROCK BOND INCOME
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                      2015                   2014                    2013
                                                             ---------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $           3,137,039   $           2,833,552   $          3,290,462
                                                             ---------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                287,424                 293,168                301,259
                                                             ---------------------   ---------------------   --------------------
           Net investment income (loss)....................              2,849,615               2,540,384              2,989,203
                                                             ---------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                918,699                      --              2,005,629
      Realized gains (losses) on sale of investments.......                (4,703)                  70,435                142,786
                                                             ---------------------   ---------------------   --------------------
           Net realized gains (losses).....................                913,996                  70,435              2,148,415
                                                             ---------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...            (3,544,439)               2,699,020            (6,076,619)
                                                             ---------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            (2,630,443)               2,769,455            (3,928,204)
                                                             ---------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             219,172   $           5,309,839   $          (939,001)
                                                             =====================   =====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                             MSF BLACKROCK CAPITAL APPRECIATION
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2015                   2014                   2013
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $              7,533   $            144,698
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                10,693                 10,001                  8,874
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................              (10,693)                (2,468)                135,824
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             1,744,269                     --                     --
      Realized gains (losses) on sale of investments.......               278,466              3,803,528                321,200
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             2,022,735              3,803,528                321,200
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (1,407,738)            (2,831,679)              4,769,715
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               614,997                971,849              5,090,915
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            604,304   $            969,381   $          5,226,739
                                                             ====================   ====================   ====================


                                                                                MSF BLACKROCK LARGE CAP VALUE
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2015                   2014                   2013
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            358,828   $            240,568   $            225,484
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                23,445                 23,616                 19,704
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               335,383                216,952                205,780
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             1,605,704              4,383,514                871,774
      Realized gains (losses) on sale of investments.......             (183,787)               (65,732)                 44,941
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             1,421,917              4,317,782                916,715
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (2,942,487)            (2,739,427)              3,399,848
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           (1,520,570)              1,578,355              4,316,563
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        (1,185,187)   $          1,795,307   $          4,522,343
                                                             ====================   ====================   ====================


                                                                                 MSF BLACKROCK MONEY MARKET
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2015                   2014                   2013
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                813   $                 --   $                 --
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                35,827                 38,422                 45,649
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................              (35,014)               (38,422)               (45,649)
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......                    --                     --                     --
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                    --                     --                     --
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                    --                     --                     --
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           (35,014)   $           (38,422)   $           (45,649)
                                                             ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                  MSF FRONTIER MID CAP GROWTH
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                    2014                   2013
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --    $                 --   $          2,591,979
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................             1,605,819               1,529,952              1,371,993
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................           (1,605,819)             (1,529,952)              1,219,986
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            31,059,487              20,270,585              4,884,883
      Realized gains (losses) on sale of investments.......             5,229,191               5,829,957              5,761,928
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................            36,288,678              26,100,542             10,646,811
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...          (28,947,695)             (1,683,974)             45,562,137
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             7,340,983              24,416,568             56,208,948
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          5,735,164    $         22,886,616   $         57,428,934
                                                             ====================    ====================   ====================


                                                                                     MSF JENNISON GROWTH
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2015                   2014                   2013
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             64,278   $             57,642   $             81,129
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                14,588                 13,806                 11,843
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................                49,690                 43,836                 69,286
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             3,546,254              1,172,046                199,135
      Realized gains (losses) on sale of investments.......               583,747                588,171                549,515
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             4,130,001              1,760,217                748,650
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (1,789,865)                102,570              5,442,828
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             2,340,136              1,862,787              6,191,478
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          2,389,826   $          1,906,623   $          6,260,764
                                                             ====================   ====================   ====================


                                                                               MSF LOOMIS SAYLES SMALL CAP CORE
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                    2014                   2013
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             38,636    $             10,698   $             95,451
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                24,860                  24,993                 22,893
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................                13,776                (14,295)                 72,558
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             3,150,294               3,179,934              1,618,689
      Realized gains (losses) on sale of investments.......               370,891                 437,509                624,015
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................             3,521,185               3,617,443              2,242,704
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (3,857,826)             (2,720,783)              5,169,026
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             (336,641)                 896,660              7,411,730
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          (322,865)    $            882,365   $          7,484,288
                                                             ====================    ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                              MSF LOOMIS SAYLES SMALL CAP GROWTH
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                      2015                   2014                    2013
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $                  --   $                 --    $                 --
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                  9,783                 10,498                   8,824
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................                (9,783)               (10,498)                 (8,824)
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              1,543,783              1,374,358                      --
      Realized gains (losses) on sale of investments.......                261,026                486,190                 444,863
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................              1,804,809              1,860,548                 444,863
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...            (1,598,061)            (1,752,743)               3,463,471
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                206,748                107,805               3,908,334
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             196,965   $             97,307    $          3,899,510
                                                             =====================   ====================    ====================


                                                                                 MSF MET/ARTISAN MID CAP VALUE
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2015                    2014                   2013
                                                             --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $            704,333    $            459,965   $             561,888
                                                             --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                52,726                  58,197                  55,101
                                                             --------------------    --------------------   ---------------------
           Net investment income (loss)....................               651,607                 401,768                 506,787
                                                             --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             7,448,048                      --                      --
      Realized gains (losses) on sale of investments.......               632,699               1,070,144                 684,691
                                                             --------------------    --------------------   ---------------------
           Net realized gains (losses).....................             8,080,747               1,070,144                 684,691
                                                             --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments...          (14,388,947)               (313,797)              16,708,173
                                                             --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................           (6,308,200)                 756,347              17,392,864
                                                             --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $        (5,656,593)    $          1,158,115   $          17,899,651
                                                             ====================    ====================   =====================


                                                                                MSF METLIFE ASSET ALLOCATION 20
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                    2014                   2013
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            124,733   $             209,842   $            169,434
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 8,287                   8,381                  8,929
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................               116,446                 201,461                160,505
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................               168,162                 213,606                 25,756
      Realized gains (losses) on sale of investments.......                 6,832                  25,638                 56,127
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................               174,994                 239,244                 81,883
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...             (309,762)               (203,125)               (14,063)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             (134,768)                  36,119                 67,820
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (18,322)   $             237,580   $            228,325
                                                             ====================   =====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                 MSF METLIFE ASSET ALLOCATION 40
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                     2015                     2014                    2013
                                                             ---------------------   ---------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $              46,938   $             291,635    $             252,710
                                                             ---------------------   ---------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 17,505                  18,482                   17,423
                                                             ---------------------   ---------------------    ---------------------
           Net investment income (loss)....................                 29,433                 273,153                  235,287
                                                             ---------------------   ---------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                559,298                 346,288                   95,776
      Realized gains (losses) on sale of investments.......                140,214                 121,187                  210,565
                                                             ---------------------   ---------------------    ---------------------
           Net realized gains (losses).....................                699,512                 467,475                  306,341
                                                             ---------------------   ---------------------    ---------------------
      Change in unrealized gains (losses) on investments...              (854,363)               (270,968)                  418,401
                                                             ---------------------   ---------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (154,851)                 196,507                  724,742
                                                             ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (125,418)   $             469,660    $             960,029
                                                             =====================   =====================    =====================


                                                                                 MSF METLIFE ASSET ALLOCATION 60
                                                                                       INVESTMENT DIVISION
                                                             ---------------------------------------------------------------------
                                                                     2015                     2014                    2013
                                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             390,972   $           1,206,188   $           1,058,783
                                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 85,255                  84,872                  79,987
                                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....................                305,717               1,121,316                 978,796
                                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              3,409,671               2,031,851                 386,257
      Realized gains (losses) on sale of investments.......                662,426                 808,239               1,204,992
                                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....................              4,072,097               2,840,090               1,591,249
                                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...            (4,965,532)             (1,284,610)               5,640,223
                                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (893,435)               1,555,480               7,231,472
                                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (587,718)   $           2,676,796   $           8,210,268
                                                             =====================   =====================   =====================


                                                                                 MSF METLIFE ASSET ALLOCATION 80
                                                                                       INVESTMENT DIVISION
                                                             ----------------------------------------------------------------------
                                                                     2015                     2014                    2013
                                                             ---------------------   ---------------------    ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             512,933   $           1,754,790    $           1,416,783
                                                             ---------------------   ---------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 85,082                  84,172                   85,508
                                                             ---------------------   ---------------------    ---------------------
           Net investment income (loss)....................                427,851               1,670,618                1,331,275
                                                             ---------------------   ---------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              4,372,751                      --                       --
      Realized gains (losses) on sale of investments.......              1,805,013               1,673,184                1,631,177
                                                             ---------------------   ---------------------    ---------------------
           Net realized gains (losses).....................              6,177,764               1,673,184                1,631,177
                                                             ---------------------   ---------------------    ---------------------
      Change in unrealized gains (losses) on investments...            (8,037,823)               1,795,645               15,682,919
                                                             ---------------------   ---------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            (1,860,059)               3,468,829               17,314,096
                                                             ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         (1,432,208)   $           5,139,447    $          18,645,371
                                                             =====================   =====================    =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                               MSF METLIFE MID CAP STOCK INDEX
                                                                                     INVESTMENT DIVISION
                                                             ------------------------------------------------------------------
                                                                     2015                   2014                   2013
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,033,473   $            910,209   $            981,648
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                68,461                 66,825                 59,983
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               965,012                843,384                921,665
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................             5,617,501              4,123,805              2,405,800
      Realized gains (losses) on sale of investments.......             1,969,456              4,161,062              1,774,205
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             7,586,957              8,284,867              4,180,005
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...          (10,506,888)            (1,040,640)             18,736,176
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................           (2,919,931)              7,244,227             22,916,181
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $        (1,954,919)   $          8,087,611   $         23,837,846
                                                             ====================   ====================   ====================


                                                                                    MSF METLIFE STOCK INDEX
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                    2014                   2013
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $         16,989,974    $         15,723,375   $         15,228,884
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................             2,188,283               2,152,159              1,937,634
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................            14,801,691              13,571,216             13,291,250
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            40,868,342              23,073,733             12,357,151
      Realized gains (losses) on sale of investments.......            17,484,826              22,399,491             12,306,567
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................            58,353,168              45,473,224             24,663,718
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...          (63,726,527)              58,022,278            191,004,236
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................           (5,373,359)             103,495,502            215,667,954
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          9,428,332    $        117,066,718   $        228,959,204
                                                             ====================    ====================   ====================


                                                                                     MSF MFS TOTAL RETURN
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                    2014                   2013
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            256,077    $            230,037   $            226,568
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                 8,955                   8,485                  7,921
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................               247,122                 221,552                218,647
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                     --
      Realized gains (losses) on sale of investments.......               196,619                 193,152                 99,210
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................               196,619                 193,152                 99,210
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...             (470,036)                 388,544              1,215,884
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             (273,417)                 581,696              1,315,094
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (26,295)    $            803,248   $          1,533,741
                                                             ====================    ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                        MSF MFS VALUE
                                                                                     INVESTMENT DIVISION
                                                             -----------------------------------------------------------------
                                                                     2015                   2014                  2013
                                                             --------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $          2,325,157   $         1,410,912    $         1,234,016
                                                             --------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................                70,555                70,434                 63,296
                                                             --------------------   -------------------    -------------------
           Net investment income (loss)....................             2,254,602             1,340,478              1,170,720
                                                             --------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            13,359,170             3,936,675              2,095,342
      Realized gains (losses) on sale of investments.......             1,066,697             1,680,541              1,087,562
                                                             --------------------   -------------------    -------------------
           Net realized gains (losses).....................            14,425,867             5,617,216              3,182,904
                                                             --------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments...          (16,842,516)             1,679,688             17,288,533
                                                             --------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           (2,416,649)             7,296,904             20,471,437
                                                             --------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          (162,047)   $         8,637,382    $        21,642,157
                                                             ====================   ===================    ===================


                                                                                    MSF MSCI EAFE INDEX
                                                                                    INVESTMENT DIVISION
                                                             -----------------------------------------------------------------
                                                                     2015                  2014                   2013
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $         2,538,836   $          1,985,462   $          2,250,635
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               38,784                 40,521                 39,550
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................            2,500,052              1,944,941              2,211,085
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                     --
      Realized gains (losses) on sale of investments.......              707,350              1,139,967                838,301
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................              707,350              1,139,967                838,301
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...          (3,862,935)            (7,881,915)             11,746,223
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          (3,155,585)            (6,741,948)             12,584,524
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         (655,533)   $        (4,797,007)   $         14,795,609
                                                             ===================   ====================   ====================


                                                                               MSF NEUBERGER BERMAN GENESIS
                                                                                    INVESTMENT DIVISION
                                                             ----------------------------------------------------------------
                                                                    2015                   2014                   2013
                                                             -------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $           455,355   $            420,580   $           744,713
                                                             -------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               93,449                 96,260                89,260
                                                             -------------------   --------------------   -------------------
           Net investment income (loss)....................              361,906                324,320               655,453
                                                             -------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                    --
      Realized gains (losses) on sale of investments.......            1,512,189              1,496,496               614,602
                                                             -------------------   --------------------   -------------------
           Net realized gains (losses).....................            1,512,189              1,496,496               614,602
                                                             -------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...          (1,230,308)            (2,029,896)            30,722,824
                                                             -------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              281,881              (533,400)            31,337,426
                                                             -------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           643,787   $          (209,080)   $        31,992,879
                                                             ===================   ====================   ===================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                    MSF RUSSELL 2000 INDEX
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2015                    2014                    2013
                                                             ---------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             876,249   $            812,259   $             982,173
                                                             ---------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                 47,773                 48,414                  47,086
                                                             ---------------------   --------------------   ---------------------
           Net investment income (loss)....................                828,476                763,845                 935,087
                                                             ---------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              4,152,346              1,573,978                      --
      Realized gains (losses) on sale of investments.......              2,119,087              2,223,932               1,797,318
                                                             ---------------------   --------------------   ---------------------
           Net realized gains (losses).....................              6,271,433              3,797,910               1,797,318
                                                             ---------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...           (10,053,677)              (996,894)              17,937,722
                                                             ---------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................            (3,782,244)              2,801,016              19,735,040
                                                             ---------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $         (2,953,768)   $          3,564,861   $          20,670,127
                                                             =====================   ====================   =====================


                                                                             MSF T. ROWE PRICE LARGE CAP GROWTH
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                   2014                    2013
                                                             --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $            117,835   $             48,493    $            163,280
                                                             --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                60,498                 54,764                  41,708
                                                             --------------------   --------------------    --------------------
           Net investment income (loss)....................                57,337                (6,271)                 121,572
                                                             --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            15,073,030              5,537,905                      --
      Realized gains (losses) on sale of investments.......             2,495,339              2,356,884               2,302,973
                                                             --------------------   --------------------    --------------------
           Net realized gains (losses).....................            17,568,369              7,894,789               2,302,973
                                                             --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...           (8,845,976)              (880,615)              19,823,349
                                                             --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             8,722,393              7,014,174              22,126,322
                                                             --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          8,779,730   $          7,007,903    $         22,247,894
                                                             ====================   ====================    ====================


                                                                              MSF T. ROWE PRICE SMALL CAP GROWTH
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2015                    2014                    2013
                                                             ---------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $             155,566   $             19,192   $             373,197
                                                             ---------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                404,512                389,795                 356,357
                                                             ---------------------   --------------------   ---------------------
           Net investment income (loss)....................              (248,946)              (370,603)                  16,840
                                                             ---------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................              9,768,650              8,559,449               5,766,149
      Realized gains (losses) on sale of investments.......              3,150,255              9,322,153               3,667,968
                                                             ---------------------   --------------------   ---------------------
           Net realized gains (losses).....................             12,918,905             17,881,602               9,434,117
                                                             ---------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments...            (9,935,901)           (10,294,099)              30,236,593
                                                             ---------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              2,983,004              7,587,503              39,670,710
                                                             ---------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           2,734,058   $          7,216,900   $          39,687,550
                                                             =====================   ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                             MSF VAN ECK GLOBAL NATURAL RESOURCES
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                      2015                   2014                   2013
                                                             ---------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 974   $                983   $                669
                                                             ---------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                     --                     --                     --
                                                             ---------------------   --------------------   --------------------
           Net investment income (loss)....................                    974                    983                    669
                                                             ---------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                     --                  3,054                     --
      Realized gains (losses) on sale of investments.......                (9,795)                (3,490)                   (55)
                                                             ---------------------   --------------------   --------------------
           Net realized gains (losses).....................                (9,795)                  (436)                   (55)
                                                             ---------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...               (64,308)               (44,636)                 14,171
                                                             ---------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (74,103)               (45,072)                 14,116
                                                             ---------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (73,129)   $           (44,089)   $             14,785
                                                             =====================   ====================   ====================


                                                                   MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                    2014                   2013
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,322,147   $           1,377,573   $          1,259,304
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                32,560                  33,455                 33,218
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................             1,289,587               1,344,118              1,226,086
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                     --
      Realized gains (losses) on sale of investments.......                73,628                 163,589                194,088
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................                73,628                 163,589                194,088
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...           (1,827,670)               (168,552)            (1,174,913)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................           (1,754,042)                 (4,963)              (980,825)
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          (464,455)   $           1,339,155   $            245,261
                                                             ====================   =====================   ====================


                                                                        MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                   2014                    2013
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            373,766   $             319,215   $            353,673
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                16,226                  16,566                 16,498
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................               357,540                 302,649                337,175
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                     --
      Realized gains (losses) on sale of investments.......               (6,880)                 (4,464)                  3,029
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................               (6,880)                 (4,464)                  3,029
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...             (270,748)                 143,123              (476,487)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             (277,628)                 138,659              (473,458)
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $             79,912   $             441,308   $          (136,283)
                                                             ====================   =====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                     MSF WMC BALANCED
                                                                                    INVESTMENT DIVISION
                                                             -----------------------------------------------------------------
                                                                     2015                  2014                   2013
                                                             --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          6,073,749   $         6,099,011   $          6,982,518
                                                             --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................             1,662,109             1,647,006              1,536,230
                                                             --------------------   -------------------   --------------------
           Net investment income (loss)....................             4,411,640             4,452,005              5,446,288
                                                             --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................            51,879,369                    --                     --
      Realized gains (losses) on sale of investments.......             4,030,610             5,320,748              2,747,913
                                                             --------------------   -------------------   --------------------
           Net realized gains (losses).....................            55,909,979             5,320,748              2,747,913
                                                             --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...          (53,963,621)            19,346,415             43,444,585
                                                             --------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             1,946,358            24,667,163             46,192,498
                                                             --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          6,357,998   $        29,119,168   $         51,638,786
                                                             ====================   ===================   ====================


                                                                             MSF WMC CORE EQUITY OPPORTUNITIES
                                                                                    INVESTMENT DIVISION
                                                             -----------------------------------------------------------------
                                                                     2015                  2014                   2013
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $         1,320,806    $           508,892   $            908,277
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               57,675                 57,279                 53,237
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................            1,263,131                451,613                855,040
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................           25,408,009              6,081,753              1,084,791
      Realized gains (losses) on sale of investments.......              716,455              1,674,792              1,697,357
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................           26,124,464              7,756,545              2,782,148
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...         (25,717,218)              (869,547)             15,346,828
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              407,246              6,886,998             18,128,976
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         1,670,377    $         7,338,611   $         18,984,016
                                                             ===================    ===================   ====================


                                                                OPPENHEIMER VA MAIN STREET SMALL CAP
                                                                         INVESTMENT DIVISION
                                                             -------------------------------------------
                                                                     2015                 2014 (g)
                                                             --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 40   $                 --
                                                             --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                     --
                                                             --------------------   --------------------
           Net investment income (loss)....................                    40                     --
                                                             --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   665                     --
      Realized gains (losses) on sale of investments.......                  (40)                     --
                                                             --------------------   --------------------
           Net realized gains (losses).....................                   625                     --
                                                             --------------------   --------------------
      Change in unrealized gains (losses) on investments...                 (894)                    198
                                                             --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................                 (269)                    198
                                                             --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $              (229)   $                198
                                                             ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                    PIMCO VIT ALL ASSET
                                                                                    INVESTMENT DIVISION
                                                             -----------------------------------------------------------------
                                                                     2015                  2014                   2013
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            17,942   $             49,509   $             21,748
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                   --                     --                     --
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................               17,942                 49,509                 21,748
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                     --
      Realized gains (losses) on sale of investments.......            (111,468)                     28                  (591)
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................            (111,468)                     28                  (591)
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...               38,369               (44,010)               (24,638)
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (73,099)               (43,982)               (25,229)
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          (55,157)   $              5,527   $            (3,481)
                                                             ===================   ====================   ====================


                                                                          PIMCO VIT COMMODITYREALRETURN STRATEGY
                                                                                    INVESTMENT DIVISION
                                                             -----------------------------------------------------------------
                                                                    2015                   2014                 2013 (d)
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             1,467   $                 86   $                 --
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                   --                     --                     --
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................                1,467                     86                     --
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                     --
      Realized gains (losses) on sale of investments.......             (11,415)                   (39)                    (5)
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................             (11,415)                   (39)                    (5)
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...                3,408               (10,088)                  (126)
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (8,007)               (10,127)                  (131)
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           (6,540)   $           (10,041)   $              (131)
                                                             ===================   ====================   ====================


                                                                                  PIMCO VIT LOW DURATION
                                                                                    INVESTMENT DIVISION
                                                             -----------------------------------------------------------------
                                                                     2015                  2014                   2013
                                                             --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             29,643   $            17,764   $             22,872
                                                             --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                    --                     --
                                                             --------------------   -------------------   --------------------
           Net investment income (loss)....................                29,643                17,764                 22,872
                                                             --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                    --                     --
      Realized gains (losses) on sale of investments.......                12,574                   512                  3,304
                                                             --------------------   -------------------   --------------------
           Net realized gains (losses).....................                12,574                   512                  3,304
                                                             --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...              (33,266)               (4,896)               (33,450)
                                                             --------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              (20,692)               (4,384)               (30,146)
                                                             --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $              8,951   $            13,380   $            (7,274)
                                                             ====================   ===================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                   PIONEER VCT MID CAP VALUE
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2015                    2014                   2013
                                                             --------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                412   $                 452   $                 425
                                                             --------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------   ---------------------   ---------------------
           Net investment income (loss)....................                   412                     452                     425
                                                             --------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                 5,835                   6,866                      --
      Realized gains (losses) on sale of investments.......                 4,638                   1,056                  29,038
                                                             --------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                10,473                   7,922                  29,038
                                                             --------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...              (13,938)                     732                 (1,134)
                                                             --------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (3,465)                   8,654                  27,904
                                                             --------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (3,053)   $               9,106   $              28,329
                                                             ====================   =====================   =====================


                                                                                PUTNAM VT INTERNATIONAL VALUE
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                   2014                  2013 (b)
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                 91   $                  95   $                 --
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................                    91                      95                     --
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                     --
      Realized gains (losses) on sale of investments.......                  (22)                      46                     10
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................                  (22)                      46                     10
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...                 (118)                   (775)                    477
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................                 (140)                   (729)                    487
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $               (49)   $               (634)   $                487
                                                             ====================   =====================   ====================


                                                                                        ROYCE MICRO-CAP
                                                                                      INVESTMENT DIVISION
                                                             --------------------------------------------------------------------
                                                                     2015                    2014                   2013
                                                             --------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $                 --   $                  --   $                  38
                                                             --------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                      --
                                                             --------------------   ---------------------   ---------------------
           Net investment income (loss)....................                    --                      --                      38
                                                             --------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                   498                     657                     197
      Realized gains (losses) on sale of investments.......                     1                      13                  87,518
                                                             --------------------   ---------------------   ---------------------
           Net realized gains (losses).....................                   499                     670                  87,715
                                                             --------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments...               (1,557)                   (951)                (23,953)
                                                             --------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (1,058)                   (281)                  63,762
                                                             --------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (1,058)   $               (281)   $              63,800
                                                             ====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                       ROYCE SMALL-CAP
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                   2014                    2013
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $                443   $                  64   $              6,679
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................                   443                      64                  6,679
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                12,749                   5,932                 34,717
      Realized gains (losses) on sale of investments.......                    64                 105,416                 34,201
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................                12,813                 111,348                 68,918
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...              (19,154)               (144,191)                110,499
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................               (6,341)                (32,843)                179,417
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $            (5,898)   $            (32,779)   $            186,096
                                                             ====================   =====================   ====================


                                                                                  UIF EMERGING MARKETS DEBT
                                                                                     INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                   2014                    2013
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             45,047   $              66,166   $             51,315
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................                45,047                  66,166                 51,315
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                   9,104                 15,729
      Realized gains (losses) on sale of investments.......              (12,799)                (26,242)                (4,843)
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................              (12,799)                (17,138)                 10,886
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...              (46,377)                   6,462              (181,259)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (59,176)                (10,676)              (170,373)
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (14,129)   $              55,490   $          (119,058)
                                                             ====================   =====================   ====================


                                                                                  UIF EMERGING MARKETS EQUITY
                                                                                      INVESTMENT DIVISION
                                                             -------------------------------------------------------------------
                                                                     2015                    2014                   2013
                                                             --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             18,406    $              4,726   $             14,065
                                                             --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                    --                      --                     --
                                                             --------------------    --------------------   --------------------
           Net investment income (loss)....................                18,406                   4,726                 14,065
                                                             --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........................                    --                      --                     --
      Realized gains (losses) on sale of investments.......              (24,296)                  14,990                  6,766
                                                             --------------------    --------------------   --------------------
           Net realized gains (losses).....................              (24,296)                  14,990                  6,766
                                                             --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments...             (266,747)               (166,226)               (38,224)
                                                             --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................             (291,043)               (151,236)               (31,458)
                                                             --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $          (272,637)    $          (146,510)   $           (17,393)
                                                             ====================    ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                                 WELLS FARGO VT TOTAL RETURN BOND
                                                                                        INVESTMENT DIVISION
                                                               ---------------------------------------------------------------------
                                                                       2015                    2014                     2013
                                                               ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends.............................................   $              10,591   $               5,207   $               4,298
                                                               ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges....................                      --                      --                      --
                                                               ---------------------   ---------------------   ---------------------
           Net investment income (loss).....................                  10,591                   5,207                   4,298
                                                               ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                      --                      --                   9,579
      Realized gains (losses) on sale of investments........                (13,631)                 (1,528)                   1,277
                                                               ---------------------   ---------------------   ---------------------
           Net realized gains (losses)......................                (13,631)                 (1,528)                  10,856
                                                               ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments....                 (2,133)                  12,966                (21,523)
                                                               ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments.....................................                (15,764)                  11,438                (10,667)
                                                               ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations....................................   $             (5,173)   $              16,645   $             (6,369)
                                                               =====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                               AB GLOBAL THEMATIC GROWTH
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2015                    2014                    2013
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                  --   $                 --   $                  13
   Net realized gains (losses).........................                  4,879                  1,302                 (1,496)
   Change in unrealized gains (losses) on investments..                (2,756)                  2,635                  14,581
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                  2,123                  3,937                  13,098
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  1,493                  1,269                   1,269
   Net transfers (including fixed account).............                (6,753)                 13,633                   6,694
   Policy charges......................................                (1,929)                (2,507)                 (2,064)
   Transfers for policy benefits and terminations......               (30,831)                (6,798)                (14,687)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (38,020)                  5,597                 (8,788)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............               (35,897)                  9,534                   4,310
NET ASSETS:
   Beginning of year...................................                 75,700                 66,166                  61,856
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $              39,803   $             75,700   $              66,166
                                                         =====================   ====================   =====================

                                                                                AB INTERMEDIATE BOND
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                   2014                    2013
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              2,061   $              1,921    $              1,888
   Net realized gains (losses).........................                 1,662                    689                   1,651
   Change in unrealized gains (losses) on investments..               (3,852)                    952                 (5,086)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 (129)                  3,562                 (1,547)
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                   644                    644                      --
   Net transfers (including fixed account).............                 2,915                     32                (42,312)
   Policy charges......................................               (2,460)                (2,264)                 (1,794)
   Transfers for policy benefits and terminations......                    --                     --                    (32)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 1,099                (1,588)                (44,138)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                   970                  1,974                (45,685)
NET ASSETS:
   Beginning of year...................................                59,589                 57,615                 103,300
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $             60,559   $             59,589    $             57,615
                                                         ====================   ====================    ====================

                                                           AMERICAN CENTURY VP CAPITAL APPRECIATION
                                                                      INVESTMENT DIVISION
                                                         --------------------------------------------
                                                                 2015                  2014 (a)
                                                         ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                  --   $                 --
   Net realized gains (losses).........................                     56                     12
   Change in unrealized gains (losses) on investments..                   (38)                     42
                                                         ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                     18                     54
                                                         ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                     --                     --
   Net transfers (including fixed account).............                      1                    589
   Policy charges......................................                  (368)                  (211)
   Transfers for policy benefits and terminations......                     --                     --
                                                         ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                  (367)                    378
                                                         ---------------------   --------------------
     Net increase (decrease) in net assets.............                  (349)                    432
NET ASSETS:
   Beginning of year...................................                    432                     --
                                                         ---------------------   --------------------
   End of year.........................................  $                  83   $                432
                                                         =====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                                  AMERICAN FUNDS BOND
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2015                    2014                   2013
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             95,558    $            106,624   $              91,592
   Net realized gains (losses).........................               113,025                   6,927                  62,302
   Change in unrealized gains (losses) on investments..             (201,734)                 172,487               (282,587)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 6,849                 286,038               (128,693)
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               595,751                 623,827                 663,938
   Net transfers (including fixed account).............               482,848                 255,803                 291,663
   Policy charges......................................             (353,117)               (362,278)               (373,489)
   Transfers for policy benefits and terminations......             (500,127)               (416,749)               (284,454)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               225,355                 100,603                 297,658
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............               232,204                 386,641                 168,965
NET ASSETS:
   Beginning of year...................................             5,975,916               5,589,275               5,420,310
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $          6,208,120    $          5,975,916   $           5,589,275
                                                         ====================    ====================   =====================

                                                                      AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                  2015                   2014                    2013
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            (91,602)   $            (6,851)   $             481,756
   Net realized gains (losses).........................              6,923,224              1,349,400                 556,105
   Change in unrealized gains (losses) on investments..            (6,348,033)                 96,482              15,213,508
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                483,589              1,439,031              16,251,369
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              5,361,656              5,749,295               6,319,815
   Net transfers (including fixed account).............              (992,517)              (675,673)             (1,380,353)
   Policy charges......................................            (3,751,216)            (3,816,323)             (3,857,829)
   Transfers for policy benefits and terminations......            (4,463,980)            (4,204,832)             (4,504,188)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (3,846,057)            (2,947,533)             (3,422,555)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............            (3,362,468)            (1,508,502)              12,828,814
NET ASSETS:
   Beginning of year...................................             70,558,118             72,066,620              59,237,806
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $          67,195,650   $         70,558,118   $          72,066,620
                                                         =====================   ====================   =====================

                                                                                 AMERICAN FUNDS GROWTH
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                    2014                   2013
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            849,331    $          1,134,555   $          1,225,604
   Net realized gains (losses).........................            37,793,980              11,523,746              2,872,251
   Change in unrealized gains (losses) on investments..          (27,669,113)                 413,436             34,086,809
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            10,974,198              13,071,737             38,184,664
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            11,128,355              12,033,016             12,807,035
   Net transfers (including fixed account).............           (2,877,301)             (1,562,797)            (2,855,702)
   Policy charges......................................           (8,922,399)             (8,831,204)            (8,755,241)
   Transfers for policy benefits and terminations......          (10,503,688)            (10,353,575)            (9,748,734)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (11,175,033)             (8,714,560)            (8,552,642)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............             (200,835)               4,357,177             29,632,022
NET ASSETS:
   Beginning of year...................................           164,910,421             160,553,244            130,921,222
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $        164,709,586    $        164,910,421   $        160,553,244
                                                         ====================    ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                            AMERICAN FUNDS GROWTH-INCOME
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2015                   2014                   2013
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,265,966   $          1,235,698   $          1,145,692
   Net realized gains (losses).........................            17,136,301              7,216,223              1,441,252
   Change in unrealized gains (losses) on investments..          (16,929,014)              1,935,227             23,374,516
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,473,253             10,387,148             25,961,460
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             7,132,701              7,556,304              8,145,719
   Net transfers (including fixed account).............             (706,082)              (746,690)              (404,802)
   Policy charges......................................           (5,898,040)            (5,923,496)            (5,713,396)
   Transfers for policy benefits and terminations......           (6,373,610)            (6,455,691)            (6,390,541)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (5,845,031)            (5,569,573)            (4,363,020)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           (4,371,778)              4,817,575             21,598,440
NET ASSETS:
   Beginning of year...................................           106,030,732            101,213,157             79,614,717
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        101,658,954   $        106,030,732   $        101,213,157
                                                         ====================   ====================   ====================

                                                                             AMERICAN FUNDS INTERNATIONAL
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                    2014                   2013
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              7,125    $              9,668   $              7,749
   Net realized gains (losses).........................                53,336                   3,059                 27,615
   Change in unrealized gains (losses) on investments..              (72,634)                (30,549)                 63,361
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (12,173)                (17,822)                 98,725
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 6,030                  19,466                  4,396
   Net transfers (including fixed account).............             (251,186)                  22,024                 63,675
   Policy charges......................................               (9,566)                (10,594)                (9,192)
   Transfers for policy benefits and terminations......                    --                (16,461)               (24,265)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (254,722)                  14,435                 34,614
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............             (266,895)                 (3,387)                133,339
NET ASSETS:
   Beginning of year...................................               682,005                 685,392                552,053
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $            415,110    $            682,005   $            685,392
                                                         ====================    ====================   ====================

                                                                  AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                    2014                   2013
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                712    $                520   $                317
   Net realized gains (losses).........................                   401                    (30)                  1,230
   Change in unrealized gains (losses) on investments..                 (350)                   1,820                (2,996)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                   763                   2,310                (1,449)
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 2,595                   1,253                  4,239
   Net transfers (including fixed account).............                     1                      --                    289
   Policy charges......................................               (1,568)                 (1,489)                (1,787)
   Transfers for policy benefits and terminations......                    --                     (6)                     --
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 1,028                   (242)                  2,741
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............                 1,791                   2,068                  1,292
NET ASSETS:
   Beginning of year...................................                48,552                  46,484                 45,192
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $             50,343    $             48,552   $             46,484
                                                         ====================    ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                             DREYFUS VIF INTERNATIONAL VALUE
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2015                    2014                     2013
                                                         ---------------------   ----------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               4,421   $                3,201   $               4,021
   Net realized gains (losses).........................                  (390)                    (210)                   (906)
   Change in unrealized gains (losses) on investments..               (10,460)                 (26,366)                  42,909
                                                         ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                (6,429)                 (23,375)                  46,024
                                                         ---------------------   ----------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                     --                       --                      --
   Net transfers (including fixed account).............                     --                       --                 (2,380)
   Policy charges......................................                (2,287)                  (2,373)                 (2,445)
   Transfers for policy benefits and terminations......                    (1)                       --                    (15)
                                                         ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                (2,288)                  (2,373)                 (4,840)
                                                         ---------------------   ----------------------   ---------------------
      Net increase (decrease) in net assets............                (8,717)                 (25,748)                  41,184
NET ASSETS:
   Beginning of year...................................                220,569                  246,317                 205,133
                                                         ---------------------   ----------------------   ---------------------
   End of year.........................................  $             211,852   $              220,569   $             246,317
                                                         =====================   ======================   =====================

                                                                           FIDELITY VIP ASSET MANAGER: GROWTH
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2015                    2014                     2013
                                                         ---------------------    ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              20,958    $              20,809   $              16,073
   Net realized gains (losses).........................                128,965                   35,424                 115,489
   Change in unrealized gains (losses) on investments..              (145,469)                   59,690                 260,059
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                  4,454                  115,923                 391,621
                                                         ---------------------    ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                154,105                  105,211                 116,700
   Net transfers (including fixed account).............              (120,734)                   60,739               (143,822)
   Policy charges......................................               (80,789)                 (76,841)                (76,211)
   Transfers for policy benefits and terminations......              (173,241)                 (47,777)               (324,598)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................              (220,659)                   41,332               (427,931)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets............              (216,205)                  157,255                (36,310)
NET ASSETS:
   Beginning of year...................................              2,087,177                1,929,922               1,966,232
                                                         ---------------------    ---------------------   ---------------------
   End of year.........................................  $           1,870,972    $           2,087,177   $           1,929,922
                                                         =====================    =====================   =====================

                                                                                 FIDELITY VIP CONTRAFUND
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2015                     2014                    2013
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              25,926   $              24,338    $              23,521
   Net realized gains (losses).........................                373,045                 118,141                  147,133
   Change in unrealized gains (losses) on investments..              (372,526)                 174,211                  505,651
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                 26,445                 316,690                  676,305
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                177,261                 105,425                   94,804
   Net transfers (including fixed account).............              (158,700)                (10,694)                (270,104)
   Policy charges......................................               (94,010)                (90,082)                 (97,806)
   Transfers for policy benefits and terminations......               (89,062)                (58,177)                 (95,919)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................              (164,511)                (53,528)                (369,025)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............              (138,066)                 263,162                  307,280
NET ASSETS:
   Beginning of year...................................              2,913,464               2,650,302                2,343,022
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $           2,775,398   $           2,913,464    $           2,650,302
                                                         =====================   =====================    =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                              FIDELITY VIP EQUITY-INCOME
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2015                    2014                     2013
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 426   $                 687   $                 752
   Net realized gains (losses).........................                  2,506                   1,056                   4,118
   Change in unrealized gains (losses) on investments..                (3,341)                      37                   3,227
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                  (409)                   1,780                   8,097
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  2,405                   1,877                   7,468
   Net transfers (including fixed account).............                     --                (11,506)                (43,901)
   Policy charges......................................                  (278)                   (409)                   (491)
   Transfers for policy benefits and terminations......               (14,085)                     (1)                      --
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................               (11,958)                (10,039)                (36,924)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets............               (12,367)                 (8,259)                (28,827)
NET ASSETS:
   Beginning of year...................................                 25,205                  33,464                  62,291
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $              12,838   $              25,205   $              33,464
                                                         =====================   =====================   =====================

                                                                                FIDELITY VIP FREEDOM 2010
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2015                    2014                     2013
                                                         ---------------------    ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 361    $                 746   $                 563
   Net realized gains (losses).........................                  5,675                    3,453                     665
   Change in unrealized gains (losses) on investments..                (5,470)                  (2,030)                   3,994
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                    566                    2,169                   5,222
                                                         ---------------------    ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 49,696                   53,609                   2,634
   Net transfers (including fixed account).............                  (481)                       --                      --
   Policy charges......................................                     --                       --                      --
   Transfers for policy benefits and terminations......               (78,676)                 (53,906)                 (1,252)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................               (29,461)                    (297)                   1,382
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets............               (28,895)                    1,872                   6,604
NET ASSETS:
   Beginning of year...................................                 48,114                   46,242                  39,638
                                                         ---------------------    ---------------------   ---------------------
   End of year.........................................  $              19,219    $              48,114   $              46,242
                                                         =====================    =====================   =====================

                                                                                FIDELITY VIP FREEDOM 2020
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2015                    2014                     2013
                                                         ---------------------    ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              10,060    $              16,169   $              16,012
   Net realized gains (losses).........................                169,271                   38,833                  21,982
   Change in unrealized gains (losses) on investments..              (177,998)                  (8,502)                  93,753
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                  1,333                   46,500                 131,747
                                                         ---------------------    ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                132,204                  113,318                  13,583
   Net transfers (including fixed account).............              (413,184)                       --                  94,207
   Policy charges......................................                (7,305)                 (12,214)                (11,540)
   Transfers for policy benefits and terminations......              (168,987)                (140,759)                (15,006)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................              (457,272)                 (39,655)                  81,244
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets............              (455,939)                    6,845                 212,991
NET ASSETS:
   Beginning of year...................................                984,560                  977,715                 764,724
                                                         ---------------------    ---------------------   ---------------------
   End of year.........................................  $             528,621    $             984,560   $             977,715
                                                         =====================    =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                               FIDELITY VIP FREEDOM 2025
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2015                    2014                   2013 (b)
                                                         --------------------    ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              8,151    $                 613   $                 694
   Net realized gains (losses).........................                 2,620                    1,235                     413
   Change in unrealized gains (losses) on investments..              (13,249)                       73                   3,626
                                                         --------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................               (2,478)                    1,921                   4,733
                                                         --------------------    ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    --                       --                      --
   Net transfers (including fixed account).............               407,484                       --                  38,425
   Policy charges......................................               (9,867)                  (4,514)                 (2,977)
   Transfers for policy benefits and terminations......                    --                       --                      --
                                                         --------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................               397,617                  (4,514)                  35,448
                                                         --------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets............               395,139                  (2,593)                  40,181
NET ASSETS:
   Beginning of year...................................                37,588                   40,181                      --
                                                         --------------------    ---------------------   ---------------------
   End of year.........................................  $            432,727    $              37,588   $              40,181
                                                         ====================    =====================   =====================

                                                                                FIDELITY VIP FREEDOM 2030
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2015                    2014                    2013
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               2,154   $               1,195    $                 763
   Net realized gains (losses).........................                  1,753                  13,333                    3,547
   Change in unrealized gains (losses) on investments..                (4,989)                (10,096)                    5,619
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                (1,082)                   4,432                    9,929
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                248,938                 197,624                    8,643
   Net transfers (including fixed account).............                  1,585                 (1,696)                      618
   Policy charges......................................                     --                      --                       --
   Transfers for policy benefits and terminations......              (211,226)               (180,726)                       --
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                 39,297                  15,202                    9,261
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............                 38,215                  19,634                   19,190
NET ASSETS:
   Beginning of year...................................                 81,658                  62,024                   42,834
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $             119,873   $              81,658    $              62,024
                                                         =====================   =====================    =====================

                                                                                FIDELITY VIP FREEDOM 2040
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2015                    2014                  2013 (c)
                                                         ---------------------    --------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               1,492    $                767    $                 153
   Net realized gains (losses).........................                    804                   1,236                       80
   Change in unrealized gains (losses) on investments..                (3,345)                   (709)                      545
                                                         ---------------------    --------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                (1,049)                   1,294                      778
                                                         ---------------------    --------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                178,750                 138,827                    4,187
   Net transfers (including fixed account).............                     --                      --                    6,866
   Policy charges......................................                     --                      --                       --
   Transfers for policy benefits and terminations......              (141,983)                (98,455)                       --
                                                         ---------------------    --------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                 36,767                  40,372                   11,053
                                                         ---------------------    --------------------    ---------------------
      Net increase (decrease) in net assets............                 35,718                  41,666                   11,831
NET ASSETS:
   Beginning of year...................................                 53,497                  11,831                       --
                                                         ---------------------    --------------------    ---------------------
   End of year.........................................  $              89,215    $             53,497    $              11,831
                                                         =====================    ====================    =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                                FIDELITY VIP FREEDOM 2050
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2015                    2014                    2013
                                                         ---------------------    ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 878    $                 355   $                 195
   Net realized gains (losses).........................                    843                    6,639                     323
   Change in unrealized gains (losses) on investments..                (2,416)                  (5,093)                   4,037
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                  (695)                    1,901                   4,555
                                                         ---------------------    ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                115,247                   91,003                      13
   Net transfers (including fixed account).............                (1,460)                       --                      --
   Policy charges......................................                     --                       --                      --
   Transfers for policy benefits and terminations......               (88,414)                 (88,212)                   (353)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                 25,373                    2,791                   (340)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets............                 24,678                    4,692                   4,215
NET ASSETS:
   Beginning of year...................................                 26,706                   22,014                  17,799
                                                         ---------------------    ---------------------   ---------------------
   End of year.........................................  $              51,384    $              26,706   $              22,014
                                                         =====================    =====================   =====================

                                                                                FIDELITY VIP HIGH INCOME
                                                                                   INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2015                     2014                    2013
                                                         ---------------------   ---------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              14,336   $              10,183    $              9,677
   Net realized gains (losses).........................                  (455)                     158                      73
   Change in unrealized gains (losses) on investments..               (20,979)                 (8,210)                   (126)
                                                         ---------------------   ---------------------    --------------------
      Net increase (decrease) in net assets resulting
        from operations................................                (7,098)                   2,131                   9,624
                                                         ---------------------   ---------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 12,069                   3,323                      --
   Net transfers (including fixed account).............                 35,979                   3,881                      70
   Policy charges......................................                (5,315)                 (5,057)                 (4,648)
   Transfers for policy benefits and terminations......                (2,074)                    (91)                 (2,200)
                                                         ---------------------   ---------------------    --------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                 40,659                   2,056                 (6,778)
                                                         ---------------------   ---------------------    --------------------
      Net increase (decrease) in net assets............                 33,561                   4,187                   2,846
NET ASSETS:
   Beginning of year...................................                172,179                 167,992                 165,146
                                                         ---------------------   ---------------------    --------------------
   End of year.........................................  $             205,740   $             172,179    $            167,992
                                                         =====================   =====================    ====================

                                                                           FIDELITY VIP INVESTMENT GRADE BOND
                                                                                   INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2015                     2014                    2013
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              31,506   $              26,958   $              39,909
   Net realized gains (losses).........................                    154                (15,735)                 (7,423)
   Change in unrealized gains (losses) on investments..               (39,907)                  77,902                (76,349)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                (8,247)                  89,125                (43,863)
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    829                     829                   2,145
   Net transfers (including fixed account).............               (11,610)               (509,895)               (522,146)
   Policy charges......................................               (14,132)                (17,492)                (21,723)
   Transfers for policy benefits and terminations......                     --                 (5,265)                      --
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................               (24,913)               (531,823)               (541,724)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets............               (33,160)               (442,698)               (585,587)
NET ASSETS:
   Beginning of year...................................              1,257,507               1,700,205               2,285,792
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $           1,224,347   $           1,257,507   $           1,700,205
                                                         =====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                                 FIDELITY VIP MID CAP
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2015                    2014                    2013
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 745   $                 48   $                 613
   Net realized gains (losses).........................                 31,286                 10,492                 208,214
   Change in unrealized gains (losses) on investments..               (36,156)                  4,318                   1,232
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                (4,125)                 14,858                 210,059
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  1,486                  7,147                      --
   Net transfers (including fixed account).............                 32,283                   (62)               (635,978)
   Policy charges......................................                (4,213)                (3,945)                (15,043)
   Transfers for policy benefits and terminations......                     --               (12,748)                (58,870)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 29,556                (9,608)               (709,891)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............                 25,431                  5,250               (499,832)
NET ASSETS:
   Beginning of year...................................                254,337                249,087                 748,919
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $             279,768   $            254,337   $             249,087
                                                         =====================   ====================   =====================

                                                                             FTVIPT FRANKLIN INCOME VIP
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                   2014                  2013 (d)
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              1,086   $                 385   $                 --
   Net realized gains (losses).........................                 (154)                    (51)                      3
   Change in unrealized gains (losses) on investments..               (2,439)                 (1,084)                      8
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (1,507)                   (750)                     11
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 5,340                   1,936                     23
   Net transfers (including fixed account).............                12,510                  24,540                    595
   Policy charges......................................               (2,666)                 (1,188)                   (10)
   Transfers for policy benefits and terminations......                    --                      --                    (1)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                15,184                  25,288                    607
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............                13,677                  24,538                    618
NET ASSETS:
   Beginning of year...................................                25,156                     618                     --
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $             38,833   $              25,156   $                618
                                                         ====================   =====================   ====================

                                                                      FTVIPT FRANKLIN MUTUAL GLOBAL DISCOVERY VIP
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                  2015                   2014                    2013
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              13,670   $             10,690    $             19,686
   Net realized gains (losses).........................                 27,706                 43,600                 141,155
   Change in unrealized gains (losses) on investments..               (58,851)               (24,521)                  47,244
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (17,475)                 29,769                 208,085
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 24,639                 10,410                  10,185
   Net transfers (including fixed account).............                 13,951                  8,747               (460,707)
   Policy charges......................................               (15,139)               (16,960)                (21,702)
   Transfers for policy benefits and terminations......               (14,827)               (38,467)                (44,103)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                  8,624               (36,270)               (516,327)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                (8,851)                (6,501)               (308,242)
NET ASSETS:
   Beginning of year...................................                488,433                494,934                 803,176
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $             479,582   $            488,433    $            494,934
                                                         =====================   ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                          FTVIPT FRANKLIN MUTUAL SHARES VIP
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2015                   2014                 2013 (d)
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              1,895   $                789   $                445
   Net realized gains (losses).........................                 4,213                    464                    105
   Change in unrealized gains (losses) on investments..               (9,723)                  1,131                  2,000
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (3,615)                  2,384                  2,550
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                10,729                  4,760                    776
   Net transfers (including fixed account).............                27,697                 14,220                 21,718
   Policy charges......................................               (5,813)                (3,194)                  (833)
   Transfers for policy benefits and terminations......                  (72)                     --                    (3)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                32,541                 15,786                 21,658
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                28,926                 18,170                 24,208
NET ASSETS:
   Beginning of year...................................                42,378                 24,208                     --
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $             71,304   $             42,378   $             24,208
                                                         ====================   ====================   ====================

                                                                            FTVIPT TEMPLETON FOREIGN VIP
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                   2014                    2013
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            189,205   $             78,379    $             98,174
   Net realized gains (losses).........................               182,453                156,830                  73,110
   Change in unrealized gains (losses) on investments..             (703,728)              (709,096)                 689,874
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (332,070)              (473,887)                 861,158
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               522,167                338,970                 285,991
   Net transfers (including fixed account).............               131,629              2,058,544                  70,380
   Policy charges......................................             (204,300)              (168,065)               (155,044)
   Transfers for policy benefits and terminations......             (119,949)              (813,885)               (619,261)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               329,547              1,415,564               (417,934)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............               (2,523)                941,677                 443,224
NET ASSETS:
   Beginning of year...................................             5,347,371              4,405,694               3,962,470
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $          5,344,848   $          5,347,371    $          4,405,694
                                                         ====================   ====================    ====================

                                                                          FTVIPT TEMPLETON GLOBAL BOND VIP
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2015                   2014                   2013
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             83,772   $             65,826   $             20,975
   Net realized gains (losses).........................              (92,691)                  (644)                  6,447
   Change in unrealized gains (losses) on investments..              (36,601)               (38,430)                (6,052)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (45,520)                 26,752                 21,370
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                35,603                 15,639                 16,330
   Net transfers (including fixed account).............             (632,092)               (47,291)                881,830
   Policy charges......................................              (35,622)               (34,683)               (20,444)
   Transfers for policy benefits and terminations......                    --               (41,236)               (23,473)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (632,111)              (107,571)                854,243
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             (677,631)               (80,819)                875,613
NET ASSETS:
   Beginning of year...................................             1,236,895              1,317,714                442,101
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            559,264   $          1,236,895   $          1,317,714
                                                         ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                              GOLDMAN SACHS MID-CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2015                   2014                    2013
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               1,118   $               2,932   $               2,312
   Net realized gains (losses).........................                 20,793                  56,312                  32,251
   Change in unrealized gains (losses) on investments..               (48,920)                (21,021)                  43,303
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (27,009)                  38,223                  77,866
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                     --                      --                      --
   Net transfers (including fixed account).............                     --                      --                (24,951)
   Policy charges......................................                (7,778)                 (9,236)                 (9,102)
   Transfers for policy benefits and terminations......               (12,103)                (23,589)                 (6,108)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (19,881)                (32,825)                (40,161)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............               (46,890)                   5,398                  37,705
NET ASSETS:
   Beginning of year...................................                301,257                 295,859                 258,154
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $             254,367   $             301,257   $             295,859
                                                         =====================   =====================   =====================

                                                                        GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2015                    2014                    2013
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                104    $                277   $                 373
   Net realized gains (losses).........................                 4,727                   6,915                   5,748
   Change in unrealized gains (losses) on investments..               (5,505)                 (4,589)                   3,869
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 (674)                   2,603                   9,990
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 1,112                   2,186                   1,542
   Net transfers (including fixed account).............                    --                 (5,501)                   6,458
   Policy charges......................................               (3,707)                 (3,679)                 (2,827)
   Transfers for policy benefits and terminations......                   (1)                    (26)                      --
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (2,596)                 (7,020)                   5,173
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............               (3,270)                 (4,417)                  15,163
NET ASSETS:
   Beginning of year...................................                37,063                  41,480                  26,317
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $             33,793    $             37,063   $              41,480
                                                         ====================    ====================   =====================

                                                                                  INVESCO V.I. COMSTOCK
                                                                                   INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2015                    2014                   2013
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               5,695   $               3,587   $               4,077
   Net realized gains (losses).........................                  4,410                   2,447                   1,475
   Change in unrealized gains (losses) on investments..               (32,126)                  22,523                  78,224
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (22,021)                  28,557                  83,776
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 21,481                   1,792                      --
   Net transfers (including fixed account).............                (1,856)                   9,094                     165
   Policy charges......................................                (8,488)                 (7,120)                 (5,972)
   Transfers for policy benefits and terminations......                   (34)                    (20)                      --
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 11,103                   3,746                 (5,807)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............               (10,918)                  32,303                  77,969
NET ASSETS:
   Beginning of year...................................                347,578                 315,275                 237,306
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $             336,660   $             347,578   $             315,275
                                                         =====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                            INVESCO V.I. INTERNATIONAL GROWTH
                                                                                   INVESTMENT DIVISION
                                                         -----------------------------------------------------------------------
                                                                  2015                    2014                     2013
                                                         ---------------------    ---------------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               5,017    $               5,421   $                4,576
   Net realized gains (losses).........................                  2,637                    5,138                  926,281
   Change in unrealized gains (losses) on investments..               (13,856)                 (10,871)                (647,277)
                                                         ---------------------    ---------------------   ----------------------
      Net increase (decrease) in net assets resulting
        from operations................................                (6,202)                    (312)                  283,580
                                                         ---------------------    ---------------------   ----------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                     --                       --                       --
   Net transfers (including fixed account).............                  2,025                   12,366              (6,300,567)
   Policy charges......................................               (16,496)                 (15,500)                 (60,067)
   Transfers for policy benefits and terminations......                    (1)                 (45,248)                 (29,907)
                                                         ---------------------    ---------------------   ----------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................               (14,472)                 (48,382)              (6,390,541)
                                                         ---------------------    ---------------------   ----------------------
      Net increase (decrease) in net assets............               (20,674)                 (48,694)              (6,106,961)
NET ASSETS:
   Beginning of year...................................                350,497                  399,191                6,506,152
                                                         ---------------------    ---------------------   ----------------------
   End of year.........................................  $             329,823    $             350,497   $              399,191
                                                         =====================    =====================   ======================

                                                                                  JANUS ASPEN BALANCED
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2015                     2014                    2013
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              15,263   $              16,228    $              13,254
   Net realized gains (losses).........................                 40,958                  37,470                   80,275
   Change in unrealized gains (losses) on investments..               (51,128)                  30,740                   94,265
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                  5,093                  84,438                  187,794
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 36,006                  43,455                   32,790
   Net transfers (including fixed account).............                 28,037                  39,697                (213,385)
   Policy charges......................................               (33,574)                (34,009)                 (36,051)
   Transfers for policy benefits and terminations......               (17,338)                (43,432)                 (78,995)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                 13,131                   5,711                (295,641)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............                 18,224                  90,149                (107,847)
NET ASSETS:
   Beginning of year...................................              1,082,851                 992,702                1,100,549
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $           1,101,075   $           1,082,851    $             992,702
                                                         =====================   =====================    =====================

                                                                                    JANUS ASPEN FORTY
                                                                                   INVESTMENT DIVISION
                                                         -----------------------------------------------------------------------
                                                                  2015                    2014                     2013
                                                         ---------------------    ---------------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                  --    $                 252   $                4,954
   Net realized gains (losses).........................                122,650                  312,178                   69,285
   Change in unrealized gains (losses) on investments..               (57,429)                (248,123)                  155,845
                                                         ---------------------    ---------------------   ----------------------
      Net increase (decrease) in net assets resulting
        from operations................................                 65,221                   64,307                  230,084
                                                         ---------------------    ---------------------   ----------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  8,927                   17,929                   18,835
   Net transfers (including fixed account).............                    262                (352,405)                  (2,646)
   Policy charges......................................               (19,291)                 (23,445)                 (24,771)
   Transfers for policy benefits and terminations......                  (964)                 (25,992)                (239,346)
                                                         ---------------------    ---------------------   ----------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................               (11,066)                (383,913)                (247,928)
                                                         ---------------------    ---------------------   ----------------------
      Net increase (decrease) in net assets............                 54,155                (319,606)                 (17,844)
NET ASSETS:
   Beginning of year...................................                550,397                  870,003                  887,847
                                                         ---------------------    ---------------------   ----------------------
   End of year.........................................  $             604,552    $             550,397   $              870,003
                                                         =====================    =====================   ======================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                                   JANUS ASPEN JANUS
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2015                    2014                    2013
                                                         ---------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               2,968   $               1,630   $              6,858
   Net realized gains (losses).........................                102,491                  41,098                258,951
   Change in unrealized gains (losses) on investments..               (79,472)                  12,182               (62,054)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 25,987                  54,910                203,755
                                                         ---------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  6,990                  11,134                  1,427
   Net transfers (including fixed account).............                     --                      --              (664,858)
   Policy charges......................................               (16,553)                (15,340)               (33,550)
   Transfers for policy benefits and terminations......               (26,764)                 (9,982)               (39,166)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (36,327)                (14,188)              (736,147)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............               (10,340)                  40,722              (532,392)
NET ASSETS:
   Beginning of year...................................                480,007                 439,285                971,677
                                                         ---------------------   ---------------------   --------------------
   End of year.........................................  $             469,667   $             480,007   $            439,285
                                                         =====================   =====================   ====================

                                                                                 JANUS ASPEN OVERSEAS
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2015                   2014                    2013
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 225   $               1,960   $              11,835
   Net realized gains (losses).........................                (4,794)                   2,312                (73,759)
   Change in unrealized gains (losses) on investments..                    363                (10,605)                 113,083
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                (4,206)                 (6,333)                  51,159
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  5,534                   5,199                   5,947
   Net transfers (including fixed account).............                     --                      --               (367,128)
   Policy charges......................................                (7,590)                 (9,034)                (17,659)
   Transfers for policy benefits and terminations......                (5,157)                (11,226)                (45,425)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                (7,213)                (15,061)               (424,265)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............               (11,419)                (21,394)               (373,106)
NET ASSETS:
   Beginning of year...................................                 47,442                  68,836                 441,942
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $              36,023   $              47,442   $              68,836
                                                         =====================   =====================   =====================

                                                                                 MFS VIT GLOBAL EQUITY
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2015                    2014                    2013
                                                         --------------------    --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              1,587    $                974    $              1,253
   Net realized gains (losses).........................                 8,958                   4,384                     550
   Change in unrealized gains (losses) on investments..              (14,256)                   1,213                  37,978
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (3,711)                   6,571                  39,781
                                                         --------------------    --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                10,152                     938                   1,231
   Net transfers (including fixed account).............               (8,832)                     329                  12,710
   Policy charges......................................               (4,102)                 (3,867)                 (3,432)
   Transfers for policy benefits and terminations......                 (175)                      --                   (398)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (2,957)                 (2,600)                  10,111
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets.............               (6,668)                   3,971                  49,892
NET ASSETS:
   Beginning of year...................................               189,291                 185,320                 135,428
                                                         --------------------    --------------------    --------------------
   End of year.........................................  $            182,623    $            189,291    $            185,320
                                                         ====================    ====================    ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                                 MFS VIT NEW DISCOVERY
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2015                    2014                   2013
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                  --   $                 --   $                  --
   Net realized gains (losses).........................                  7,331                 46,796                   3,681
   Change in unrealized gains (losses) on investments..               (11,470)               (63,957)                  65,025
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                (4,139)               (17,161)                  68,706
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                     --                     --                      --
   Net transfers (including fixed account).............                     --                     --                      --
   Policy charges......................................                (6,330)                (6,047)                 (5,593)
   Transfers for policy benefits and terminations......                   (52)                   (56)                 (4,981)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                (6,382)                (6,103)                (10,574)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............               (10,521)               (23,264)                  58,132
NET ASSETS:
   Beginning of year...................................                206,851                230,115                 171,983
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $             196,330   $            206,851   $             230,115
                                                         =====================   ====================   =====================

                                                                                    MFS VIT VALUE
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                   2014                    2013
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                439   $                285    $                197
   Net realized gains (losses).........................                 1,896                  1,241                     384
   Change in unrealized gains (losses) on investments..               (2,518)                    559                   5,315
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 (183)                  2,085                   5,896
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    --                     --                      --
   Net transfers (including fixed account).............                    --                    166                       5
   Policy charges......................................               (2,032)                (1,886)                 (1,361)
   Transfers for policy benefits and terminations......                    --                     --                      --
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (2,032)                (1,720)                 (1,356)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............               (2,215)                    365                   4,540
NET ASSETS:
   Beginning of year...................................                22,067                 21,702                  17,162
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $             19,852   $             22,067    $             21,702
                                                         ====================   ====================    ====================

                                                                                 MFS VIT II HIGH YIELD
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2015                    2014                  2013 (e)
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               9,868   $              8,003   $               3,270
   Net realized gains (losses).........................                   (99)                     25                     (3)
   Change in unrealized gains (losses) on investments..               (16,013)                (4,175)                   2,275
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                (6,244)                  3,853                   5,542
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                     --                     --                     671
   Net transfers (including fixed account).............                   (33)                (4,330)                 143,861
   Policy charges......................................                (2,300)                (2,228)                   (713)
   Transfers for policy benefits and terminations......                     --                (2,771)                      --
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                (2,333)                (9,329)                 143,819
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............                (8,577)                (5,476)                 149,361
NET ASSETS:
   Beginning of year...................................                143,885                149,361                      --
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $             135,308   $            143,885   $             149,361
                                                         =====================   ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013



                                                                           MIST AB GLOBAL DYNAMIC ALLOCATION
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2015                    2014                    2013
                                                         --------------------    --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              2,180    $                860    $                139
   Net realized gains (losses).........................                 2,222                     991                     298
   Change in unrealized gains (losses) on investments..               (4,443)                   1,384                   1,389
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                  (41)                   3,235                   1,826
                                                         --------------------    --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                16,182                  11,361                  11,934
   Net transfers (including fixed account).............                 8,940                   7,219                  18,582
   Policy charges......................................               (9,589)                 (5,606)                 (3,960)
   Transfers for policy benefits and terminations......               (4,204)                   (552)                 (1,244)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                11,329                  12,422                  25,312
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets.............                11,288                  15,657                  27,138
NET ASSETS:
   Beginning of year...................................                49,893                  34,236                   7,098
                                                         --------------------    --------------------    --------------------
   End of year.........................................  $             61,181    $             49,893    $             34,236
                                                         ====================    ====================    ====================

                                                                 MIST ALLIANZ GLOBAL INVESTORS
                                                                   DYNAMIC MULTI-ASSET PLUS
                                                                      INVESTMENT DIVISION
                                                         --------------------------------------------
                                                                 2015                  2014 (a)
                                                         ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                  21   $                 --
   Net realized gains (losses).........................                  (259)                      1
   Change in unrealized gains (losses) on investments..                   (72)                      1
                                                         ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                  (310)                      2
                                                         ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  1,892                    104
   Net transfers (including fixed account).............                  1,102                     19
   Policy charges......................................                  (645)                   (48)
   Transfers for policy benefits and terminations......                   (95)                    (1)
                                                         ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                  2,254                     74
                                                         ---------------------   --------------------
     Net increase (decrease) in net assets.............                  1,944                     76
NET ASSETS:
   Beginning of year...................................                     76                     --
                                                         ---------------------   --------------------
   End of year.........................................  $               2,020   $                 76
                                                         =====================   ====================


                                                                        MIST AMERICAN FUNDS BALANCED ALLOCATION
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2015                    2014                    2013
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             15,506   $              13,034   $              11,592
   Net realized gains (losses).........................                49,693                  84,942                  47,865
   Change in unrealized gains (losses) on investments..              (69,036)                (47,376)                  62,896
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (3,837)                  50,600                 122,353
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               112,261                 120,077                 104,324
   Net transfers (including fixed account).............              (10,152)                (11,952)                 (8,323)
   Policy charges......................................              (60,959)                (53,306)                (50,440)
   Transfers for policy benefits and terminations......              (19,938)                (19,004)                 (9,074)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                21,212                  35,815                  36,487
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                17,375                  86,415                 158,840
NET ASSETS:
   Beginning of year...................................               876,678                 790,263                 631,423
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $            894,053   $             876,678   $             790,263
                                                         ====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                         MIST AMERICAN FUNDS GROWTH ALLOCATION
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                    2014                   2013
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             24,524    $             20,605   $             16,414
   Net realized gains (losses).........................               110,834                 262,844                105,044
   Change in unrealized gains (losses) on investments..             (141,365)               (180,168)                172,370
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (6,007)                 103,281                293,828
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               284,585                 260,494                478,064
   Net transfers (including fixed account).............              (51,416)                 (3,533)                 77,933
   Policy charges......................................             (138,948)               (136,198)              (121,468)
   Transfers for policy benefits and terminations......              (45,437)               (219,541)              (164,501)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                48,784                (98,778)                270,028
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............                42,777                   4,503                563,856
NET ASSETS:
   Beginning of year...................................             1,495,337               1,490,834                926,978
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $          1,538,114    $          1,495,337   $          1,490,834
                                                         ====================    ====================   ====================

                                                                       MIST AMERICAN FUNDS MODERATE ALLOCATION
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2015                   2014                   2013
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             17,019   $             15,920   $             14,487
   Net realized gains (losses).........................                52,885                 82,935                 45,176
   Change in unrealized gains (losses) on investments..              (73,320)               (41,113)                 36,688
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (3,416)                 57,742                 96,351
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               222,467                248,387                259,807
   Net transfers (including fixed account).............                58,079                 17,382                 85,500
   Policy charges......................................             (117,193)              (114,645)               (99,597)
   Transfers for policy benefits and terminations......             (211,042)               (63,090)               (54,826)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (47,689)                 88,034                190,884
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              (51,105)                145,776                287,235
NET ASSETS:
   Beginning of year...................................             1,020,697                874,921                587,686
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            969,592   $          1,020,697   $            874,921
                                                         ====================   ====================   ====================

                                                                             MIST AQR GLOBAL RISK BALANCED
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                    2014                   2013
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              7,434    $                 --   $              1,949
   Net realized gains (losses).........................                10,796                     126                  3,801
   Change in unrealized gains (losses) on investments..              (30,868)                   5,443               (10,413)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (12,638)                   5,569                (4,663)
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                47,166                  59,198                 65,813
   Net transfers (including fixed account).............              (53,166)                (15,436)                 81,910
   Policy charges......................................              (21,458)                (22,230)               (14,930)
   Transfers for policy benefits and terminations......               (5,275)                      --                     --
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (32,733)                  21,532                132,793
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............              (45,371)                  27,101                128,130
NET ASSETS:
   Beginning of year...................................               180,015                 152,914                 24,784
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $            134,644    $            180,015   $            152,914
                                                         ====================    ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                        MIST BLACKROCK GLOBAL TACTICAL STRATEGIES
                                                                                   INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2015                    2014                    2013
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               3,577   $               1,792   $                 951
   Net realized gains (losses).........................                  9,345                   8,814                   1,775
   Change in unrealized gains (losses) on investments..               (14,933)                 (1,686)                   4,911
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                (2,011)                   8,920                   7,637
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 68,269                  71,428                  28,258
   Net transfers (including fixed account).............                    617                  30,488                  42,849
   Policy charges......................................               (22,928)                (18,675)                (11,540)
   Transfers for policy benefits and terminations......                (8,345)                 (3,178)                 (3,708)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 37,613                  80,063                  55,859
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                 35,602                  88,983                  63,496
NET ASSETS:
   Beginning of year...................................                191,557                 102,574                  39,078
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $             227,159   $             191,557   $             102,574
                                                         =====================   =====================   =====================

                                                                            MIST CLARION GLOBAL REAL ESTATE
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2015                    2014                    2013
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           1,202,742   $             480,465   $           1,852,443
   Net realized gains (losses).........................                 48,531                 314,419               (121,862)
   Change in unrealized gains (losses) on investments..            (1,654,271)               3,062,383               (768,686)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (402,998)               3,857,267                 961,895
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              2,178,317               2,319,909               2,495,640
   Net transfers (including fixed account).............              (643,155)               1,111,969               1,467,986
   Policy charges......................................            (1,546,835)             (1,557,429)             (1,572,434)
   Transfers for policy benefits and terminations......            (1,529,344)             (1,760,827)             (1,938,690)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (1,541,017)                 113,622                 452,502
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............            (1,944,015)               3,970,889               1,414,397
NET ASSETS:
   Beginning of year...................................             31,468,604              27,497,715              26,083,318
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $          29,524,589   $          31,468,604   $          27,497,715
                                                         =====================   =====================   =====================

                                                                          MIST CLEARBRIDGE AGGRESSIVE GROWTH
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2015                    2014                    2013
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             153,096   $              36,831   $              59,517
   Net realized gains (losses).........................              1,820,551                 867,002                 455,065
   Change in unrealized gains (losses) on investments..            (3,670,688)               5,750,935               6,062,472
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................            (1,697,041)               6,654,768               6,577,054
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              3,350,304               2,789,219               1,403,269
   Net transfers (including fixed account).............              (548,727)              20,585,269               1,633,069
   Policy charges......................................            (2,487,088)             (2,040,428)             (1,055,732)
   Transfers for policy benefits and terminations......            (2,989,221)             (2,395,229)             (1,099,100)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (2,674,732)              18,938,831                 881,506
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............            (4,371,773)              25,593,599               7,458,560
NET ASSETS:
   Beginning of year...................................             47,278,544              21,684,945              14,226,385
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $          42,906,771   $          47,278,544   $          21,684,945
                                                         =====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                           MIST HARRIS OAKMARK INTERNATIONAL
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2015                    2014                   2013
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,300,814   $           1,043,576   $           1,176,625
   Net realized gains (losses).........................             3,930,024               5,879,910                 663,573
   Change in unrealized gains (losses) on investments..           (6,964,997)             (9,320,626)               9,999,502
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (1,734,159)             (2,397,140)              11,839,700
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             3,189,787               3,289,660               3,906,251
   Net transfers (including fixed account).............                74,671             (7,351,245)               8,505,167
   Policy charges......................................           (2,084,965)             (2,202,103)             (2,400,727)
   Transfers for policy benefits and terminations......           (2,507,280)             (2,639,180)             (2,622,312)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,327,787)             (8,902,868)               7,388,379
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............           (3,061,946)            (11,300,008)              19,228,079
NET ASSETS:
   Beginning of year...................................            41,530,766              52,830,774              33,602,695
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $         38,468,820   $          41,530,766   $          52,830,774
                                                         ====================   =====================   =====================

                                                                        MIST INVESCO BALANCED-RISK ALLOCATION
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                   2014                    2013
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              1,200   $                  --   $                 --
   Net realized gains (losses).........................                 1,727                   1,265                    126
   Change in unrealized gains (losses) on investments..               (4,753)                     178                    124
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (1,826)                   1,443                    250
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                16,400                  11,849                 17,879
   Net transfers (including fixed account).............                 2,103                 (2,709)                  4,168
   Policy charges......................................               (5,388)                 (4,305)                (4,070)
   Transfers for policy benefits and terminations......               (3,815)                      --                (1,017)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 9,300                   4,835                 16,960
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............                 7,474                   6,278                 17,210
NET ASSETS:
   Beginning of year...................................                31,001                  24,723                  7,513
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $             38,475   $              31,001   $             24,723
                                                         ====================   =====================   ====================

                                                                              MIST INVESCO MID CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2015                    2014                   2013
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            563,734   $             562,138   $             678,832
   Net realized gains (losses).........................             5,178,767              17,118,207                 935,109
   Change in unrealized gains (losses) on investments..          (13,696,346)             (8,899,738)              20,593,687
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (7,953,845)               8,780,607              22,207,628
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             5,923,611               6,274,639               6,808,802
   Net transfers (including fixed account).............               396,833             (1,527,527)             (1,553,954)
   Policy charges......................................           (5,050,098)             (5,148,577)             (5,171,329)
   Transfers for policy benefits and terminations......           (5,269,245)             (5,635,566)             (5,053,458)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (3,998,899)             (6,037,031)             (4,969,939)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............          (11,952,744)               2,743,576              17,237,689
NET ASSETS:
   Beginning of year...................................            94,874,185              92,130,609              74,892,920
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $         82,921,441   $          94,874,185   $          92,130,609
                                                         ====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                            MIST INVESCO SMALL CAP GROWTH
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2015                   2014                   2013
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                487   $            (8,994)   $             15,232
   Net realized gains (losses).........................             1,775,499                970,370                569,238
   Change in unrealized gains (losses) on investments..           (1,866,286)              (438,103)              1,365,097
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (90,300)                523,273              1,949,567
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               432,154                458,397                455,209
   Net transfers (including fixed account).............             (314,953)                 80,982                194,761
   Policy charges......................................             (309,254)              (300,898)              (291,728)
   Transfers for policy benefits and terminations......             (252,225)              (288,293)              (311,249)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (444,278)               (49,812)                 46,993
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             (534,578)                473,461              1,996,560
NET ASSETS:
   Beginning of year...................................             7,086,689              6,613,228              4,616,668
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $          6,552,111   $          7,086,689   $          6,613,228
                                                         ====================   ====================   ====================

                                                                        MIST JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                    2014                   2013
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              5,107    $              1,679   $                 54
   Net realized gains (losses).........................                 8,733                   5,242                  (274)
   Change in unrealized gains (losses) on investments..              (12,813)                   2,680                  5,829
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 1,027                   9,601                  5,609
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                43,757                  41,753                 18,212
   Net transfers (including fixed account).............               (2,180)                  31,866                 80,614
   Policy charges......................................              (25,286)                (21,706)               (12,825)
   Transfers for policy benefits and terminations......               (2,835)                   (786)                   (80)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                13,456                  51,127                 85,921
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............                14,483                  60,728                 91,530
NET ASSETS:
   Beginning of year...................................               171,141                 110,413                 18,883
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $            185,624    $            171,141   $            110,413
                                                         ====================    ====================   ====================

                                                                             MIST JPMORGAN SMALL CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                    2014                   2013
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              4,196    $              2,563   $                337
   Net realized gains (losses).........................                25,929                  30,329                  2,408
   Change in unrealized gains (losses) on investments..              (52,802)                (18,929)                 28,817
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (22,677)                  13,963                 31,562
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                42,823                  27,252                 14,812
   Net transfers (including fixed account).............                19,637                  42,989                181,255
   Policy charges......................................              (22,975)                (17,294)                (9,533)
   Transfers for policy benefits and terminations......               (1,767)                (26,298)                (1,850)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                37,718                  26,649                184,684
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............                15,041                  40,612                216,246
NET ASSETS:
   Beginning of year...................................               295,411                 254,799                 38,553
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $            310,452    $            295,411   $            254,799
                                                         ====================    ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                          MIST LOOMIS SAYLES GLOBAL MARKETS
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                   2014                  2013 (d)
                                                         --------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              7,875   $              9,637   $                  --
   Net realized gains (losses).........................                18,423                  4,771                     705
   Change in unrealized gains (losses) on investments..              (13,993)                  1,137                  43,104
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                12,305                 15,545                  43,809
                                                         --------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                43,858                 52,562                  33,048
   Net transfers (including fixed account).............               (6,677)                  9,314                 369,498
   Policy charges......................................              (35,911)               (34,455)                (21,387)
   Transfers for policy benefits and terminations......             (109,930)               (37,846)                 (6,708)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (108,660)               (10,425)                 374,451
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............              (96,355)                  5,120                 418,260
NET ASSETS:
   Beginning of year...................................               423,380                418,260                      --
                                                         --------------------   --------------------   ---------------------
   End of year.........................................  $            327,025   $            423,380   $             418,260
                                                         ====================   ====================   =====================

                                                                            MIST LORD ABBETT BOND DEBENTURE
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                  2015                   2014                   2013
                                                         ---------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           1,611,491   $          1,616,494   $          1,902,403
   Net realized gains (losses).........................              1,202,294              1,102,818                299,375
   Change in unrealized gains (losses) on investments..            (3,396,105)            (1,312,784)                (7,269)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (582,320)              1,406,528              2,194,509
                                                         ---------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              2,050,276              2,028,426              2,130,805
   Net transfers (including fixed account).............                648,749              (411,550)              (494,009)
   Policy charges......................................            (1,556,057)            (1,553,279)            (1,625,126)
   Transfers for policy benefits and terminations......            (1,575,063)            (1,929,229)            (1,597,160)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (432,095)            (1,865,632)            (1,585,490)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            (1,014,415)              (459,104)                609,019
NET ASSETS:
   Beginning of year...................................             28,665,010             29,124,114             28,515,095
                                                         ---------------------   --------------------   --------------------
   End of year.........................................  $          27,650,595   $         28,665,010   $         29,124,114
                                                         =====================   ====================   ====================

                                                                        MIST MET/TEMPLETON INTERNATIONAL BOND
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                   2014                   2013
                                                         --------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             16,491   $              6,729   $                 302
   Net realized gains (losses).........................               (5,183)                      6                      37
   Change in unrealized gains (losses) on investments..              (19,099)                (3,576)                     996
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (7,791)                  3,159                   1,335
                                                         --------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                46,145                 40,184                  23,432
   Net transfers (including fixed account).............               (9,888)                 57,850                  64,543
   Policy charges......................................              (17,243)               (12,411)                 (4,909)
   Transfers for policy benefits and terminations......               (1,587)                (1,693)                   (230)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                17,427                 83,930                  82,836
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............                 9,636                 87,089                  84,171
NET ASSETS:
   Beginning of year...................................               173,865                 86,776                   2,605
                                                         --------------------   --------------------   ---------------------
   End of year.........................................  $            183,501   $            173,865   $              86,776
                                                         ====================   ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                            MIST METLIFE ASSET ALLOCATION 100
                                                                                   INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2015                    2014                    2013
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             306,462   $             165,509   $             144,757
   Net realized gains (losses).........................              1,897,763                 437,534                 243,289
   Change in unrealized gains (losses) on investments..            (2,617,113)                 404,377               4,045,633
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (412,888)               1,007,420               4,433,679
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              2,468,258               2,400,839               2,268,937
   Net transfers (including fixed account).............              (542,629)                 489,496                 149,509
   Policy charges......................................            (1,172,423)             (1,133,365)             (1,056,742)
   Transfers for policy benefits and terminations......              (791,081)             (1,142,502)             (1,666,527)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (37,875)                 614,468               (304,823)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............              (450,763)               1,621,888               4,128,856
NET ASSETS:
   Beginning of year...................................             20,893,340              19,271,452              15,142,596
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $          20,442,577   $          20,893,340   $          19,271,452
                                                         =====================   =====================   =====================

                                                                              MIST METLIFE BALANCED PLUS
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2015                    2014                    2013
                                                         --------------------    --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              4,773    $              2,715    $                778
   Net realized gains (losses).........................                10,549                  12,256                   3,942
   Change in unrealized gains (losses) on investments..              (26,058)                   (517)                   4,689
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (10,736)                  14,454                   9,409
                                                         --------------------    --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                60,907                  41,771                  19,018
   Net transfers (including fixed account).............                16,180                 106,162                  28,730
   Policy charges......................................              (31,093)                (21,052)                 (8,924)
   Transfers for policy benefits and terminations......              (10,066)                      --                      --
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                35,928                 126,881                  38,824
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets.............                25,192                 141,335                  48,233
NET ASSETS:
   Beginning of year...................................               235,501                  94,166                  45,933
                                                         --------------------    --------------------    --------------------
   End of year.........................................  $            260,693    $            235,501    $             94,166
                                                         ====================    ====================    ====================

                                                                        MIST METLIFE MULTI-INDEX TARGETED RISK
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2015                    2014                  2013 (d)
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              1,398    $                 --   $                   6
   Net realized gains (losses).........................                 4,170                     262                   (194)
   Change in unrealized gains (losses) on investments..               (7,672)                   4,343                      52
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (2,104)                   4,605                   (136)
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                18,161                   7,295                   1,546
   Net transfers (including fixed account).............                13,332                 111,732                   1,810
   Policy charges......................................              (11,516)                 (4,904)                   (541)
   Transfers for policy benefits and terminations......               (3,193)                      --                      --
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                16,784                 114,123                   2,815
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............                14,680                 118,728                   2,679
NET ASSETS:
   Beginning of year...................................               121,407                   2,679                      --
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $            136,087    $            121,407   $               2,679
                                                         ====================    ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                            MIST METLIFE SMALL CAP VALUE
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2015                   2014                   2013
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                800   $                366   $              9,744
   Net realized gains (losses).........................               312,062                 71,109                 47,240
   Change in unrealized gains (losses) on investments..             (358,930)               (58,142)                199,123
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (46,068)                 13,333                256,107
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 9,270                 16,136                 18,262
   Net transfers (including fixed account).............                 (679)               (61,174)               (70,109)
   Policy charges......................................              (21,127)               (21,735)               (22,081)
   Transfers for policy benefits and terminations......               (3,611)               (40,137)              (106,096)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (16,147)              (106,910)              (180,024)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              (62,215)               (93,577)                 76,083
NET ASSETS:
   Beginning of year...................................               864,243                957,820                881,737
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            802,028   $            864,243   $            957,820
                                                         ====================   ====================   ====================

                                                                          MIST MFS EMERGING MARKETS EQUITY
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2015                   2014                    2013
                                                         --------------------   --------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             10,228   $              2,914    $             1,482
   Net realized gains (losses).........................               (4,559)                (2,174)                    254
   Change in unrealized gains (losses) on investments..              (82,085)               (31,587)                (3,821)
                                                         --------------------   --------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (76,416)               (30,847)                (2,085)
                                                         --------------------   --------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               116,005                130,260                 65,858
   Net transfers (including fixed account).............                29,215                193,175                138,765
   Policy charges......................................              (40,363)               (35,736)               (16,190)
   Transfers for policy benefits and terminations......              (11,079)                (8,565)                (2,469)
                                                         --------------------   --------------------    -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                93,778                279,134                185,964
                                                         --------------------   --------------------    -------------------
     Net increase (decrease) in net assets.............                17,362                248,287                183,879
NET ASSETS:
   Beginning of year...................................               521,123                272,836                 88,957
                                                         --------------------   --------------------    -------------------
   End of year.........................................  $            538,485   $            521,123    $           272,836
                                                         ====================   ====================    ===================

                                                                           MIST MFS RESEARCH INTERNATIONAL
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2015                   2014                   2013
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            548,242   $            464,648   $            457,179
   Net realized gains (losses).........................                34,366                144,798                 48,641
   Change in unrealized gains (losses) on investments..             (864,226)            (2,026,000)              2,877,942
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (281,618)            (1,416,554)              3,383,762
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,136,865              1,202,389              1,318,727
   Net transfers (including fixed account).............             (166,293)              (150,627)              2,955,311
   Policy charges......................................             (883,299)              (914,533)              (920,553)
   Transfers for policy benefits and terminations......             (790,282)              (948,026)            (1,090,319)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (703,009)              (810,797)              2,263,166
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             (984,627)            (2,227,351)              5,646,928
NET ASSETS:
   Beginning of year...................................            19,140,390             21,367,741             15,720,813
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         18,155,763   $         19,140,390   $         21,367,741
                                                         ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013




                                                                     MIST MORGAN STANLEY MID CAP GROWTH
                                                                             INVESTMENT DIVISION
                                                         ----------------------------------------------------------
                                                                2015                2014                2013
                                                         ------------------  ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $        (686,901)  $        (584,279)  $        1,032,581
   Net realized gains (losses).........................           4,836,759           5,665,992           3,781,941
   Change in unrealized gains (losses) on investments..        (15,427,415)         (2,867,790)          65,460,998
                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting
        from operations................................        (11,277,557)           2,213,923          70,275,520
                                                         ------------------  ------------------  ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........          17,952,987          18,859,785          19,642,966
   Net transfers (including fixed account).............         (1,160,187)         (2,225,968)         (3,859,066)
   Policy charges......................................        (13,674,535)        (14,270,234)        (14,305,433)
   Transfers for policy benefits and terminations......        (13,144,136)        (15,106,139)        (13,831,139)
                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................        (10,025,871)        (12,742,556)        (12,352,672)
                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets.............        (21,303,428)        (10,528,633)          57,922,848
NET ASSETS:
   Beginning of year...................................         233,885,326         244,413,959         186,491,111
                                                         ------------------  ------------------  ------------------
   End of year.........................................  $      212,581,898  $      233,885,326  $      244,413,959
                                                         ==================  ==================  ==================



                                                                     MIST OPPENHEIMER GLOBAL EQUITY
                                                                           INVESTMENT DIVISION
                                                         ---------------------------------------------------------
                                                                2015                2014               2013
                                                         ------------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          504,420  $         415,696  $          847,938
   Net realized gains (losses).........................           2,578,733          2,942,391           1,128,194
   Change in unrealized gains (losses) on investments..         (1,183,054)        (2,309,701)           9,078,535
                                                         ------------------  -----------------  ------------------
     Net increase (decrease) in net assets resulting
        from operations................................           1,900,099          1,048,386          11,054,667
                                                         ------------------  -----------------  ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........           2,885,208          3,247,625           3,161,117
   Net transfers (including fixed account).............           1,263,650          (469,967)           (609,502)
   Policy charges......................................         (2,404,251)        (2,381,921)         (2,431,800)
   Transfers for policy benefits and terminations......         (2,602,123)        (3,500,487)         (2,535,936)
                                                         ------------------  -----------------  ------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (857,516)        (3,104,750)         (2,416,121)
                                                         ------------------  -----------------  ------------------
     Net increase (decrease) in net assets.............           1,042,583        (2,056,364)           8,638,546
NET ASSETS:
   Beginning of year...................................          48,430,521         50,486,885          41,848,339
                                                         ------------------  -----------------  ------------------
   End of year.........................................  $       49,473,104  $      48,430,521  $       50,486,885
                                                         ==================  =================  ==================

                                                                MIST
                                                           PANAGORA GLOBAL
                                                          DIVERSIFIED RISK
                                                         INVESTMENT DIVISION
                                                         -------------------
                                                              2015 (f)
                                                         -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               50
   Net realized gains (losses).........................               (295)
   Change in unrealized gains (losses) on investments..                   1
                                                         -------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (244)
                                                         -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  41
   Net transfers (including fixed account).............                 440
   Policy charges......................................                (64)
   Transfers for policy benefits and terminations......               (163)
                                                         -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 254
                                                         -------------------
     Net increase (decrease) in net assets.............                  10
NET ASSETS:
   Beginning of year...................................                  --
                                                         -------------------
   End of year.........................................  $               10
                                                         ===================



                                                                      MIST PIMCO INFLATION PROTECTED BOND
                                                                              INVESTMENT DIVISION
                                                         ----------------------------------------------------------
                                                                2015                2014                2013
                                                         ------------------  ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          540,055  $          191,714  $          276,844
   Net realized gains (losses).........................           (211,211)           (162,419)             545,242
   Change in unrealized gains (losses) on investments..           (655,945)             319,472         (2,018,492)
                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (327,101)             348,767         (1,196,406)
                                                         ------------------  ------------------  ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             942,996           1,086,624           1,300,352
   Net transfers (including fixed account).............           (578,943)              31,773         (1,029,716)
   Policy charges......................................           (670,899)           (712,219)           (806,882)
   Transfers for policy benefits and terminations......           (496,484)           (690,467)           (725,408)
                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (803,330)           (284,289)         (1,261,654)
                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets.............         (1,130,431)              64,478         (2,458,060)
NET ASSETS:
   Beginning of year...................................          11,277,978          11,213,500          13,671,560
                                                         ------------------  ------------------  ------------------
   End of year.........................................  $       10,147,547  $       11,277,978  $       11,213,500
                                                         ==================  ==================  ==================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                               MIST PIMCO TOTAL RETURN
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2015                   2014                   2013
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          2,443,284   $          1,198,857   $          2,109,672
   Net realized gains (losses).........................               504,809                 36,542              1,082,946
   Change in unrealized gains (losses) on investments..           (2,854,535)                873,849            (4,155,495)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                93,558              2,109,248              (962,877)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             3,809,014              4,163,684              4,702,504
   Net transfers (including fixed account).............           (1,054,727)            (3,229,896)              3,443,762
   Policy charges......................................           (2,872,640)            (3,052,766)            (3,408,964)
   Transfers for policy benefits and terminations......           (2,635,927)            (2,972,047)            (4,297,571)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (2,754,280)            (5,091,025)                439,731
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           (2,660,722)            (2,981,777)              (523,146)
NET ASSETS:
   Beginning of year...................................            46,980,970             49,962,747             50,485,893
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         44,320,248   $         46,980,970   $         49,962,747
                                                         ====================   ====================   ====================

                                                                                 MIST PIONEER FUND
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2015                  2014                   2013
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             2,424    $             3,502   $              6,252
   Net realized gains (losses).........................               28,657                 58,712                 17,551
   Change in unrealized gains (losses) on investments..             (29,816)               (39,539)                 32,389
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                1,265                 22,675                 56,192
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  955                     --                  1,433
   Net transfers (including fixed account).............                   --                     --               (14,658)
   Policy charges......................................              (2,245)                (2,073)                (3,841)
   Transfers for policy benefits and terminations......             (48,335)                     --               (29,228)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (49,625)                (2,073)               (46,294)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............             (48,360)                 20,602                  9,898
NET ASSETS:
   Beginning of year...................................              225,164                204,562                194,664
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $           176,804    $           225,164   $            204,562
                                                         ===================    ===================   ====================

                                                                              MIST PYRAMIS MANAGED RISK
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2015                   2014                 2013 (d)
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 86   $                 --   $                  2
   Net realized gains (losses).........................                   978                     10                      5
   Change in unrealized gains (losses) on investments..                 (255)                     48                      6
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                   809                     58                     13
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 3,971                  1,546                    376
   Net transfers (including fixed account).............                    96                    189                     48
   Policy charges......................................               (2,087)                  (516)                  (139)
   Transfers for policy benefits and terminations......                 (755)                     --                     --
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 1,225                  1,219                    285
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                 2,034                  1,277                    298
NET ASSETS:
   Beginning of year...................................                 1,575                    298                     --
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $              3,609   $              1,575   $                298
                                                         ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                         MIST SCHRODERS GLOBAL MULTI-ASSET
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                2015                   2014                   2013
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               467   $                398   $                  1
   Net realized gains (losses).........................                1,436                  1,257                    187
   Change in unrealized gains (losses) on investments..              (2,611)                    553                  1,498
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                (708)                  2,208                  1,686
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               11,927                  9,093                  6,592
   Net transfers (including fixed account).............                  948                  3,198                 11,865
   Policy charges......................................              (5,687)                (5,139)                (3,230)
   Transfers for policy benefits and terminations......                (605)                  (239)                     --
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                6,583                  6,913                 15,227
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                5,875                  9,121                 16,913
NET ASSETS:
   Beginning of year...................................               31,786                 22,665                  5,752
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $            37,661   $             31,786   $             22,665
                                                         ===================   ====================   ====================

                                                                           MIST SSGA GROWTH AND INCOME ETF
                                                                                 INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2015                   2014                  2013
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            191,488   $            185,874   $           177,538
   Net realized gains (losses).........................               507,278                630,738               250,766
   Change in unrealized gains (losses) on investments..             (845,948)              (350,740)               431,610
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (147,182)                465,872               859,914
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               902,958                906,155               862,220
   Net transfers (including fixed account).............              (56,759)              (356,847)               630,532
   Policy charges......................................             (487,928)              (484,443)             (442,367)
   Transfers for policy benefits and terminations......             (287,368)              (640,439)             (250,215)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                70,903              (575,574)               800,170
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............              (76,279)              (109,702)             1,660,084
NET ASSETS:
   Beginning of year...................................             7,718,022              7,827,724             6,167,640
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $          7,641,743   $          7,718,022   $         7,827,724
                                                         ====================   ====================   ===================

                                                                                MIST SSGA GROWTH ETF
                                                                                 INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2015                   2014                   2013
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            144,898   $            110,880   $           102,918
   Net realized gains (losses).........................               399,376                458,401               255,766
   Change in unrealized gains (losses) on investments..             (699,498)              (255,403)               467,150
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (155,224)                313,878               825,834
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,101,174              1,072,149               588,590
   Net transfers (including fixed account).............                27,146                369,458               627,263
   Policy charges......................................             (371,675)              (333,333)             (282,734)
   Transfers for policy benefits and terminations......             (335,865)              (546,709)             (433,221)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               420,780                561,565               499,898
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............               265,556                875,443             1,325,732
NET ASSETS:
   Beginning of year...................................             6,445,663              5,570,220             4,244,488
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $          6,711,219   $          6,445,663   $         5,570,220
                                                         ====================   ====================   ===================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                         MIST T. ROWE PRICE LARGE CAP VALUE
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2015                   2014                   2013
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             36,741   $             32,258   $             30,041
   Net realized gains (losses).........................                91,303                  6,947                 22,312
   Change in unrealized gains (losses) on investments..             (197,956)                244,232                456,298
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (69,912)                283,437                508,651
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 7,472                  3,948                  7,454
   Net transfers (including fixed account).............             (203,997)                113,630                326,923
   Policy charges......................................              (30,931)               (30,992)               (25,078)
   Transfers for policy benefits and terminations......              (68,966)                  (119)              (112,478)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (296,422)                 86,467                196,821
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             (366,334)                369,904                705,472
NET ASSETS:
   Beginning of year...................................             2,395,891              2,025,987              1,320,515
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $          2,029,557   $          2,395,891   $          2,025,987
                                                         ====================   ====================   ====================

                                                                          MIST T. ROWE PRICE MID CAP GROWTH
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2015                   2014                   2013
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (45,309)   $           (39,978)   $             65,404
   Net realized gains (losses).........................             5,782,950              3,333,489              1,831,913
   Change in unrealized gains (losses) on investments..           (3,612,484)                275,430              5,764,932
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             2,125,157              3,568,941              7,662,249
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             2,017,424              1,971,641              1,926,999
   Net transfers (including fixed account).............             2,394,912              1,134,159                205,058
   Policy charges......................................           (1,635,548)            (1,470,638)            (1,381,598)
   Transfers for policy benefits and terminations......           (2,115,852)            (1,719,618)            (1,809,707)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               660,936               (84,456)            (1,059,248)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             2,786,093              3,484,485              6,603,001
NET ASSETS:
   Beginning of year...................................            31,233,141             27,748,656             21,145,655
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         34,019,234   $         31,233,141   $         27,748,656
                                                         ====================   ====================   ====================

                                                                             MIST WMC LARGE CAP RESEARCH
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2015                   2014                   2013
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,822,832   $          1,625,933   $          3,087,670
   Net realized gains (losses).........................            36,321,046              5,779,958              1,187,504
   Change in unrealized gains (losses) on investments..          (21,509,605)             41,616,595             96,008,684
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            16,634,273             49,022,486            100,283,858
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            25,871,596             26,924,187             28,600,415
   Net transfers (including fixed account).............           (1,616,660)                566,938            (4,051,695)
   Policy charges......................................          (25,907,001)           (25,639,658)           (25,380,973)
   Transfers for policy benefits and terminations......          (22,796,743)           (23,789,708)           (21,667,485)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (24,448,808)           (21,938,241)           (22,499,738)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           (7,814,535)             27,084,245             77,784,120
NET ASSETS:
   Beginning of year...................................           412,427,190            385,342,945            307,558,825
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        404,612,655   $        412,427,190   $        385,342,945
                                                         ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                        MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2015                    2014                    2013
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            519,877    $            411,479   $             476,439
   Net realized gains (losses).........................             (206,507)               (176,452)               (474,270)
   Change in unrealized gains (losses) on investments..           (1,227,962)             (1,735,615)               5,921,616
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (914,592)             (1,500,588)               5,923,785
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             3,575,231               3,833,062               4,172,944
   Net transfers (including fixed account).............             (179,571)               (778,376)                (82,846)
   Policy charges......................................           (2,610,457)             (2,744,350)             (2,853,344)
   Transfers for policy benefits and terminations......           (2,221,523)             (2,453,566)             (2,703,864)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,436,320)             (2,143,230)             (1,467,110)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............           (2,350,912)             (3,643,818)               4,456,675
NET ASSETS:
   Beginning of year...................................            41,212,522              44,856,340              40,399,665
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $         38,861,610    $         41,212,522   $          44,856,340
                                                         ====================    ====================   =====================

                                                                           MSF BARCLAYS AGGREGATE BOND INDEX
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2015                    2014                    2013
                                                         --------------------    --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          3,706,067    $          3,602,466    $          4,070,313
   Net realized gains (losses).........................               111,155                  62,943                 125,172
   Change in unrealized gains (losses) on investments..           (3,467,125)               3,247,015             (6,977,167)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               350,097               6,912,424             (2,781,682)
                                                         --------------------    --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            10,650,517              10,905,300              11,646,001
   Net transfers (including fixed account).............             (390,145)               8,138,349              11,038,720
   Policy charges......................................           (8,265,344)             (8,147,634)             (8,147,262)
   Transfers for policy benefits and terminations......           (6,269,190)             (8,356,763)             (6,747,468)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (4,274,162)               2,539,252               7,789,991
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets.............           (3,924,065)               9,451,676               5,008,309
NET ASSETS:
   Beginning of year...................................           130,875,542             121,423,866             116,415,557
                                                         --------------------    --------------------    --------------------
   End of year.........................................  $        126,951,477    $        130,875,542    $        121,423,866
                                                         ====================    ====================    ====================

                                                                               MSF BLACKROCK BOND INCOME
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                  2015                   2014                    2013
                                                         ---------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           2,849,615   $           2,540,384   $          2,989,203
   Net realized gains (losses).........................                913,996                  70,435              2,148,415
   Change in unrealized gains (losses) on investments..            (3,544,439)               2,699,020            (6,076,619)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                219,172               5,309,839              (939,001)
                                                         ---------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              6,361,507               6,564,554              7,196,561
   Net transfers (including fixed account).............            (1,236,326)               (132,609)                376,688
   Policy charges......................................            (5,484,593)             (5,530,279)            (5,905,721)
   Transfers for policy benefits and terminations......            (4,302,406)             (4,664,936)            (4,992,049)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (4,661,818)             (3,763,270)            (3,324,521)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............            (4,442,646)               1,546,569            (4,263,522)
NET ASSETS:
   Beginning of year...................................             82,796,372              81,249,803             85,513,325
                                                         ---------------------   ---------------------   --------------------
   End of year.........................................  $          78,353,726   $          82,796,372   $         81,249,803
                                                         =====================   =====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                         MSF BLACKROCK CAPITAL APPRECIATION
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2015                   2014                   2013
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (10,693)   $            (2,468)   $            135,824
   Net realized gains (losses).........................             2,022,735              3,803,528                321,200
   Change in unrealized gains (losses) on investments..           (1,407,738)            (2,831,679)              4,769,715
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               604,304                969,381              5,226,739
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               793,014                901,941              1,539,986
   Net transfers (including fixed account).............               336,170           (11,673,050)              1,984,291
   Policy charges......................................             (588,991)              (632,673)              (888,848)
   Transfers for policy benefits and terminations......             (655,032)              (709,448)              (994,087)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (114,839)           (12,113,230)              1,641,342
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               489,465           (11,143,849)              6,868,081
NET ASSETS:
   Beginning of year...................................             9,736,331             20,880,180             14,012,099
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         10,225,796   $          9,736,331   $         20,880,180
                                                         ====================   ====================   ====================

                                                                            MSF BLACKROCK LARGE CAP VALUE
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2015                   2014                   2013
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            335,383   $            216,952   $            205,780
   Net realized gains (losses).........................             1,421,917              4,317,782                916,715
   Change in unrealized gains (losses) on investments..           (2,942,487)            (2,739,427)              3,399,848
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (1,185,187)              1,795,307              4,522,343
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,614,117              1,677,799              1,703,921
   Net transfers (including fixed account).............               139,650                458,183                136,294
   Policy charges......................................           (1,098,817)            (1,071,625)            (1,017,256)
   Transfers for policy benefits and terminations......           (1,132,285)            (1,236,456)            (1,178,677)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (477,335)              (172,099)              (355,718)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           (1,662,522)              1,623,208              4,166,625
NET ASSETS:
   Beginning of year...................................            20,080,783             18,457,575             14,290,950
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         18,418,261   $         20,080,783   $         18,457,575
                                                         ====================   ====================   ====================

                                                                             MSF BLACKROCK MONEY MARKET
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2015                   2014                   2013
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (35,014)   $           (38,422)   $           (45,649)
   Net realized gains (losses).........................                    --                     --                     --
   Change in unrealized gains (losses) on investments..                    --                     --                     --
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (35,014)               (38,422)               (45,649)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               476,089              2,264,640              3,313,077
   Net transfers (including fixed account).............           (4,569,788)              5,773,861                981,039
   Policy charges......................................             (886,480)            (1,047,919)            (1,064,647)
   Transfers for policy benefits and terminations......             (333,363)              (701,246)            (2,676,395)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (5,313,542)              6,289,336                553,074
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           (5,348,556)              6,250,914                507,425
NET ASSETS:
   Beginning of year...................................            30,032,793             23,781,879             23,274,454
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         24,684,237   $         30,032,793   $         23,781,879
                                                         ====================   ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                              MSF FRONTIER MID CAP GROWTH
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                    2014                   2013
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $        (1,605,819)    $        (1,529,952)   $          1,219,986
   Net realized gains (losses).........................            36,288,678              26,100,542             10,646,811
   Change in unrealized gains (losses) on investments..          (28,947,695)             (1,683,974)             45,562,137
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             5,735,164              22,886,616             57,428,934
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            13,526,076              14,123,989             15,025,336
   Net transfers (including fixed account).............             (546,174)             (2,083,030)            (9,140,683)
   Policy charges......................................          (13,281,761)            (13,134,488)           (13,251,775)
   Transfers for policy benefits and terminations......          (13,018,169)            (14,207,419)           (12,787,266)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (13,320,028)            (15,300,948)           (20,154,388)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............           (7,584,864)               7,585,668             37,274,546
NET ASSETS:
   Beginning of year...................................           235,559,690             227,974,022            190,699,476
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $        227,974,826    $        235,559,690   $        227,974,022
                                                         ====================    ====================   ====================

                                                                                 MSF JENNISON GROWTH
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2015                   2014                   2013
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             49,690   $             43,836   $             69,286
   Net realized gains (losses).........................             4,130,001              1,760,217                748,650
   Change in unrealized gains (losses) on investments..           (1,789,865)                102,570              5,442,828
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             2,389,826              1,906,623              6,260,764
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,340,497              1,453,986              1,523,693
   Net transfers (including fixed account).............               509,083                255,971              (654,269)
   Policy charges......................................           (1,224,290)            (1,193,061)            (1,190,262)
   Transfers for policy benefits and terminations......           (1,580,551)            (1,317,032)            (1,960,411)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (955,261)              (800,136)            (2,281,249)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             1,434,565              1,106,487              3,979,515
NET ASSETS:
   Beginning of year...................................            22,860,613             21,754,126             17,774,611
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         24,295,178   $         22,860,613   $         21,754,126
                                                         ====================   ====================   ====================

                                                                           MSF LOOMIS SAYLES SMALL CAP CORE
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                    2014                   2013
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             13,776    $           (14,295)   $             72,558
   Net realized gains (losses).........................             3,521,185               3,617,443              2,242,704
   Change in unrealized gains (losses) on investments..           (3,857,826)             (2,720,783)              5,169,026
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (322,865)                 882,365              7,484,288
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,455,376               1,565,136              1,615,232
   Net transfers (including fixed account).............             (362,429)                (73,345)              (215,054)
   Policy charges......................................           (1,217,974)             (1,224,901)            (1,228,517)
   Transfers for policy benefits and terminations......           (1,348,393)             (1,266,842)            (1,483,788)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,473,420)               (999,952)            (1,312,127)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............           (1,796,285)               (117,587)              6,172,161
NET ASSETS:
   Beginning of year...................................            24,891,171              25,008,758             18,836,597
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $         23,094,886    $         24,891,171   $         25,008,758
                                                         ====================    ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                          MSF LOOMIS SAYLES SMALL CAP GROWTH
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                  2015                   2014                    2013
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             (9,783)   $           (10,498)    $            (8,824)
   Net realized gains (losses).........................              1,804,809              1,860,548                 444,863
   Change in unrealized gains (losses) on investments..            (1,598,061)            (1,752,743)               3,463,471
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                196,965                 97,307               3,899,510
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                790,736                896,507                 804,491
   Net transfers (including fixed account).............                 38,986              (421,247)                 748,405
   Policy charges......................................              (610,291)              (607,725)               (585,929)
   Transfers for policy benefits and terminations......              (603,154)              (728,890)               (824,857)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (383,723)              (861,355)                 142,110
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............              (186,758)              (764,048)               4,041,620
NET ASSETS:
   Beginning of year...................................             11,372,609             12,136,657               8,095,037
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $          11,185,851   $         11,372,609    $         12,136,657
                                                         =====================   ====================    ====================

                                                                             MSF MET/ARTISAN MID CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2015                    2014                   2013
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            651,607    $            401,768   $             506,787
   Net realized gains (losses).........................             8,080,747               1,070,144                 684,691
   Change in unrealized gains (losses) on investments..          (14,388,947)               (313,797)              16,708,173
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (5,656,593)               1,158,115              17,899,651
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             4,248,709               4,484,293               4,818,272
   Net transfers (including fixed account).............             (532,025)               (394,233)               (164,067)
   Policy charges......................................           (3,288,323)             (3,529,069)             (3,575,679)
   Transfers for policy benefits and terminations......           (3,481,517)             (4,058,223)             (4,519,220)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (3,053,156)             (3,497,232)             (3,440,694)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............           (8,709,749)             (2,339,117)              14,458,957
NET ASSETS:
   Beginning of year...................................            62,265,623              64,604,740              50,145,783
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $         53,555,874    $         62,265,623   $          64,604,740
                                                         ====================    ====================   =====================

                                                                            MSF METLIFE ASSET ALLOCATION 20
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                    2014                   2013
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            116,446   $             201,461   $            160,505
   Net realized gains (losses).........................               174,994                 239,244                 81,883
   Change in unrealized gains (losses) on investments..             (309,762)               (203,125)               (14,063)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (18,322)                 237,580                228,325
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               514,400                 486,493                533,556
   Net transfers (including fixed account).............                93,614                 224,914              (150,585)
   Policy charges......................................             (522,816)               (502,703)              (484,460)
   Transfers for policy benefits and terminations......             (165,837)                (70,115)              (355,218)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (80,639)                 138,589              (456,707)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............              (98,961)                 376,169              (228,382)
NET ASSETS:
   Beginning of year...................................             5,533,722               5,157,553              5,385,935
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $          5,434,761   $           5,533,722   $          5,157,553
                                                         ====================   =====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                             MSF METLIFE ASSET ALLOCATION 40
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2015                     2014                    2013
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              29,433   $             273,153    $             235,287
   Net realized gains (losses).........................                699,512                 467,475                  306,341
   Change in unrealized gains (losses) on investments..              (854,363)               (270,968)                  418,401
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................              (125,418)                 469,660                  960,029
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                952,025                 955,553                1,011,525
   Net transfers (including fixed account).............                315,680                 607,149                  150,570
   Policy charges......................................              (829,348)               (775,283)                (748,237)
   Transfers for policy benefits and terminations......              (637,520)               (593,011)                (741,985)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................              (199,163)                 194,408                (328,127)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............              (324,581)                 664,068                  631,902
NET ASSETS:
   Beginning of year...................................              9,972,600               9,308,532                8,676,630
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $           9,648,019   $           9,972,600    $           9,308,532
                                                         =====================   =====================    =====================

                                                                             MSF METLIFE ASSET ALLOCATION 60
                                                                                   INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2015                     2014                    2013
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             305,717   $           1,121,316   $             978,796
   Net realized gains (losses).........................              4,072,097               2,840,090               1,591,249
   Change in unrealized gains (losses) on investments..            (4,965,532)             (1,284,610)               5,640,223
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................              (587,718)               2,676,796               8,210,268
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              4,710,179               4,845,492               5,151,753
   Net transfers (including fixed account).............              (516,267)               1,294,516               (136,518)
   Policy charges......................................            (3,570,057)             (3,579,223)             (3,553,677)
   Transfers for policy benefits and terminations......            (2,803,258)             (2,913,886)             (3,662,499)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................            (2,179,403)               (353,101)             (2,200,941)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets............            (2,767,121)               2,323,695               6,009,327
NET ASSETS:
   Beginning of year...................................             53,734,760              51,411,065              45,401,738
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $          50,967,639   $          53,734,760   $          51,411,065
                                                         =====================   =====================   =====================

                                                                             MSF METLIFE ASSET ALLOCATION 80
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2015                     2014                    2013
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             427,851   $           1,670,618    $           1,331,275
   Net realized gains (losses).........................              6,177,764               1,673,184                1,631,177
   Change in unrealized gains (losses) on investments..            (8,037,823)               1,795,645               15,682,919
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................            (1,432,208)               5,139,447               18,645,371
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              9,064,666               9,639,429                9,997,220
   Net transfers (including fixed account).............              (479,555)               1,001,195                (970,786)
   Policy charges......................................            (5,646,022)             (5,665,664)              (5,392,604)
   Transfers for policy benefits and terminations......            (5,971,484)             (5,697,181)              (5,660,564)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................            (3,032,395)               (722,221)              (2,026,734)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............            (4,464,603)               4,417,226               16,618,637
NET ASSETS:
   Beginning of year...................................             98,075,582              93,658,356               77,039,719
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $          93,610,979   $          98,075,582    $          93,658,356
                                                         =====================   =====================    =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                           MSF METLIFE MID CAP STOCK INDEX
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2015                   2014                   2013
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            965,012   $            843,384   $            921,665
   Net realized gains (losses).........................             7,586,957              8,284,867              4,180,005
   Change in unrealized gains (losses) on investments..          (10,506,888)            (1,040,640)             18,736,176
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (1,954,919)              8,087,611             23,837,846
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             5,638,229              5,599,962              6,442,989
   Net transfers (including fixed account).............               508,090           (10,183,170)              6,297,964
   Policy charges......................................           (4,665,601)            (4,685,942)            (4,821,378)
   Transfers for policy benefits and terminations......           (5,028,583)            (5,756,275)            (5,452,511)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (3,547,865)           (15,025,425)              2,467,064
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           (5,502,784)            (6,937,814)             26,304,910
NET ASSETS:
   Beginning of year...................................            89,174,913             96,112,727             69,807,817
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         83,672,129   $         89,174,913   $         96,112,727
                                                         ====================   ====================   ====================

                                                                                MSF METLIFE STOCK INDEX
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                    2014                   2013
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         14,801,691    $         13,571,216   $         13,291,250
   Net realized gains (losses).........................            58,353,168              45,473,224             24,663,718
   Change in unrealized gains (losses) on investments..          (63,726,527)              58,022,278            191,004,236
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             9,428,332             117,066,718            228,959,204
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            70,011,175              71,591,777             74,274,408
   Net transfers (including fixed account).............               798,237            (11,181,289)           (13,931,092)
   Policy charges......................................          (46,759,361)            (46,691,201)           (46,520,238)
   Transfers for policy benefits and terminations......          (59,435,957)            (70,976,222)           (56,333,579)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (35,385,906)            (57,256,935)           (42,510,501)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............          (25,957,574)              59,809,783            186,448,703
NET ASSETS:
   Beginning of year...................................           986,064,717             926,254,934            739,806,231
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $        960,107,143    $        986,064,717   $        926,254,934
                                                         ====================    ====================   ====================

                                                                                 MSF MFS TOTAL RETURN
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                    2014                   2013
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            247,122    $            221,552   $            218,647
   Net realized gains (losses).........................               196,619                 193,152                 99,210
   Change in unrealized gains (losses) on investments..             (470,036)                 388,544              1,215,884
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (26,295)                 803,248              1,533,741
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               968,017                 803,185                855,275
   Net transfers (including fixed account).............                63,944                  80,744                222,090
   Policy charges......................................             (604,132)               (608,835)              (611,556)
   Transfers for policy benefits and terminations......             (558,787)               (680,255)              (576,957)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (130,958)               (405,161)              (111,148)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............             (157,253)                 398,087              1,422,593
NET ASSETS:
   Beginning of year...................................             9,964,116               9,566,029              8,143,436
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $          9,806,863    $          9,964,116   $          9,566,029
                                                         ====================    ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                                    MSF MFS VALUE
                                                                                 INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2015                   2014                  2013
                                                         --------------------   -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          2,254,602   $         1,340,478    $         1,170,720
   Net realized gains (losses).........................            14,425,867             5,617,216              3,182,904
   Change in unrealized gains (losses) on investments..          (16,842,516)             1,679,688             17,288,533
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (162,047)             8,637,382             21,642,157
                                                         --------------------   -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             5,724,364             5,969,586              5,983,336
   Net transfers (including fixed account).............             (394,287)             (737,889)              7,686,212
   Policy charges......................................           (4,715,726)           (4,711,074)            (4,505,565)
   Transfers for policy benefits and terminations......           (5,310,681)           (5,805,644)            (4,815,384)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (4,696,330)           (5,285,021)              4,348,599
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets.............           (4,858,377)             3,352,361             25,990,756
NET ASSETS:
   Beginning of year...................................            87,234,542            83,882,181             57,891,425
                                                         --------------------   -------------------    -------------------
   End of year.........................................  $         82,376,165   $        87,234,542    $        83,882,181
                                                         ====================   ===================    ===================

                                                                                MSF MSCI EAFE INDEX
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2015                  2014                   2013
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         2,500,052   $          1,944,941   $          2,211,085
   Net realized gains (losses).........................              707,350              1,139,967                838,301
   Change in unrealized gains (losses) on investments..          (3,862,935)            (7,881,915)             11,746,223
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            (655,533)            (4,797,007)             14,795,609
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            6,286,345              6,436,883              6,716,745
   Net transfers (including fixed account).............            1,565,657              6,174,254                128,185
   Policy charges......................................          (4,329,144)            (4,328,910)            (4,441,685)
   Transfers for policy benefits and terminations......          (4,133,342)            (6,727,062)            (4,377,881)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (610,484)              1,555,165            (1,974,636)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............          (1,266,017)            (3,241,842)             12,820,973
NET ASSETS:
   Beginning of year...................................           77,801,016             81,042,858             68,221,885
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $        76,534,999   $         77,801,016   $         81,042,858
                                                         ===================   ====================   ====================

                                                                           MSF NEUBERGER BERMAN GENESIS
                                                                                INVESTMENT DIVISION
                                                         ----------------------------------------------------------------
                                                                2015                   2014                   2013
                                                         -------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           361,906   $            324,320   $           655,453
   Net realized gains (losses).........................            1,512,189              1,496,496               614,602
   Change in unrealized gains (losses) on investments..          (1,230,308)            (2,029,896)            30,722,824
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................              643,787              (209,080)            31,992,879
                                                         -------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            7,267,381              7,662,015             8,008,218
   Net transfers (including fixed account).............            (927,026)              (396,548)             3,343,892
   Policy charges......................................          (5,942,383)            (6,031,755)           (6,107,509)
   Transfers for policy benefits and terminations......          (6,568,694)            (7,231,509)           (6,615,611)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (6,170,722)            (5,997,797)           (1,371,010)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............          (5,526,935)            (6,206,877)            30,621,869
NET ASSETS:
   Beginning of year...................................          106,824,598            113,031,475            82,409,606
                                                         -------------------   --------------------   -------------------
   End of year.........................................  $       101,297,663   $        106,824,598   $       113,031,475
                                                         ===================   ====================   ===================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                                MSF RUSSELL 2000 INDEX
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2015                    2014                    2013
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             828,476   $            763,845   $             935,087
   Net realized gains (losses).........................              6,271,433              3,797,910               1,797,318
   Change in unrealized gains (losses) on investments..           (10,053,677)              (996,894)              17,937,722
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................            (2,953,768)              3,564,861              20,670,127
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              4,964,713              5,061,087               4,998,071
   Net transfers (including fixed account).............                432,389                570,926             (1,828,111)
   Policy charges......................................            (3,613,698)            (3,622,004)             (3,577,463)
   Transfers for policy benefits and terminations......            (4,335,031)            (4,139,758)             (3,961,136)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (2,551,627)            (2,129,749)             (4,368,639)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............            (5,505,395)              1,435,112              16,301,488
NET ASSETS:
   Beginning of year...................................             73,667,200             72,232,088              55,930,600
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $          68,161,805   $         73,667,200   $          72,232,088
                                                         =====================   ====================   =====================

                                                                         MSF T. ROWE PRICE LARGE CAP GROWTH
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                   2014                    2013
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             57,337   $            (6,271)    $            121,572
   Net realized gains (losses).........................            17,568,369              7,894,789               2,302,973
   Change in unrealized gains (losses) on investments..           (8,845,976)              (880,615)              19,823,349
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             8,779,730              7,007,903              22,247,894
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             5,084,380              5,142,662               4,856,717
   Net transfers (including fixed account).............               (3,825)                447,854              12,281,657
   Policy charges......................................           (4,639,514)            (4,447,459)             (3,980,799)
   Transfers for policy benefits and terminations......           (4,665,654)            (5,183,233)             (4,480,626)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (4,224,613)            (4,040,176)               8,676,949
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............             4,555,117              2,967,727              30,924,843
NET ASSETS:
   Beginning of year...................................            83,295,035             80,327,308              49,402,465
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $         87,850,152   $         83,295,035    $         80,327,308
                                                         ====================   ====================    ====================

                                                                          MSF T. ROWE PRICE SMALL CAP GROWTH
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2015                    2014                    2013
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (248,946)   $          (370,603)   $              16,840
   Net realized gains (losses).........................             12,918,905             17,881,602               9,434,117
   Change in unrealized gains (losses) on investments..            (9,935,901)           (10,294,099)              30,236,593
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................              2,734,058              7,216,900              39,687,550
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              6,600,673              6,500,697               6,334,314
   Net transfers (including fixed account).............                926,025           (16,314,954)             (2,078,011)
   Policy charges......................................            (5,239,072)            (5,322,474)             (5,566,115)
   Transfers for policy benefits and terminations......            (7,416,481)            (7,648,701)             (6,511,897)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (5,128,855)           (22,785,432)             (7,821,709)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............            (2,394,797)           (15,568,532)              31,865,841
NET ASSETS:
   Beginning of year...................................            109,708,317            125,276,849              93,411,008
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $         107,313,520   $        109,708,317   $         125,276,849
                                                         =====================   ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                        MSF VAN ECK GLOBAL NATURAL RESOURCES
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                   2014                    2013
                                                         --------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                974   $                983   $                 669
   Net realized gains (losses).........................               (9,795)                  (436)                    (55)
   Change in unrealized gains (losses) on investments..              (64,308)               (44,636)                  14,171
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (73,129)               (44,089)                  14,785
                                                         --------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                58,025                 82,106                  55,907
   Net transfers (including fixed account).............                33,612               (14,270)                  60,548
   Policy charges......................................              (16,064)               (17,934)                (13,231)
   Transfers for policy benefits and terminations......               (4,972)                     --                 (1,067)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                70,601                 49,902                 102,157
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............               (2,528)                  5,813                 116,942
NET ASSETS:
   Beginning of year...................................               176,178                170,365                  53,423
                                                         --------------------   --------------------   ---------------------
   End of year.........................................  $            173,650   $            176,178   $             170,365
                                                         ====================   ====================   =====================

                                                               MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                  2015                   2014                   2013
                                                         ---------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           1,289,587   $          1,344,118   $          1,226,086
   Net realized gains (losses).........................                 73,628                163,589                194,088
   Change in unrealized gains (losses) on investments..            (1,827,670)              (168,552)            (1,174,913)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (464,455)              1,339,155                245,261
                                                         ---------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              2,048,302              2,069,314              2,229,010
   Net transfers (including fixed account).............                416,380                284,768              1,081,271
   Policy charges......................................            (1,498,601)            (1,508,520)            (1,575,456)
   Transfers for policy benefits and terminations......            (1,520,683)            (1,535,921)            (2,069,679)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (554,602)              (690,359)              (334,854)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            (1,019,057)                648,796               (89,593)
NET ASSETS:
   Beginning of year...................................             26,015,238             25,366,442             25,456,035
                                                         ---------------------   --------------------   --------------------
   End of year.........................................  $          24,996,181   $         26,015,238   $         25,366,442
                                                         =====================   ====================   ====================

                                                                    MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                   2014                   2013
                                                         --------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            357,540   $            302,649   $             337,175
   Net realized gains (losses).........................               (6,880)                (4,464)                   3,029
   Change in unrealized gains (losses) on investments..             (270,748)                143,123               (476,487)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                79,912                441,308               (136,283)
                                                         --------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,737,457              1,783,465               1,775,872
   Net transfers (including fixed account).............                 3,538              (202,894)                 653,302
   Policy charges......................................           (1,277,275)            (1,276,160)             (1,231,455)
   Transfers for policy benefits and terminations......           (1,069,051)              (853,922)             (1,189,735)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (605,331)              (549,511)                   7,984
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............             (525,419)              (108,203)               (128,299)
NET ASSETS:
   Beginning of year...................................            16,386,046             16,494,249              16,622,548
                                                         --------------------   --------------------   ---------------------
   End of year.........................................  $         15,860,627   $         16,386,046   $          16,494,249
                                                         ====================   ====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                                 MSF WMC BALANCED
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2015                  2014                   2013
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          4,411,640   $         4,452,005   $          5,446,288
   Net realized gains (losses).........................            55,909,979             5,320,748              2,747,913
   Change in unrealized gains (losses) on investments..          (53,963,621)            19,346,415             43,444,585
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             6,357,998            29,119,168             51,638,786
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            22,226,199            23,111,609             24,527,235
   Net transfers (including fixed account).............           (1,114,111)           (2,156,943)              (283,654)
   Policy charges......................................          (22,125,724)          (22,284,172)           (22,861,275)
   Transfers for policy benefits and terminations......          (17,838,451)          (18,266,637)           (17,190,722)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (18,852,087)          (19,596,143)           (15,808,416)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............          (12,494,089)             9,523,025             35,830,370
NET ASSETS:
   Beginning of year...................................           312,335,178           302,812,153            266,981,783
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $        299,841,089   $       312,335,178   $        302,812,153
                                                         ====================   ===================   ====================

                                                                         MSF WMC CORE EQUITY OPPORTUNITIES
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2015                  2014                   2013
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,263,131    $           451,613   $            855,040
   Net realized gains (losses).........................           26,124,464              7,756,545              2,782,148
   Change in unrealized gains (losses) on investments..         (25,717,218)              (869,547)             15,346,828
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            1,670,377              7,338,611             18,984,016
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            5,175,987              5,479,853              5,941,838
   Net transfers (including fixed account).............          (1,253,819)            (1,548,334)            (2,306,865)
   Policy charges......................................          (3,976,712)            (3,989,630)            (3,965,087)
   Transfers for policy benefits and terminations......          (4,646,062)            (4,457,258)            (4,143,551)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (4,700,606)            (4,515,369)            (4,473,665)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............          (3,030,229)              2,823,242             14,510,351
NET ASSETS:
   Beginning of year...................................           75,552,945             72,729,703             58,219,352
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $        72,522,716    $        75,552,945   $         72,729,703
                                                         ===================    ===================   ====================

                                                            OPPENHEIMER VA MAIN STREET SMALL CAP
                                                                     INVESTMENT DIVISION
                                                         -------------------------------------------
                                                                 2015                 2014 (g)
                                                         --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 40   $                 --
   Net realized gains (losses).........................                   625                     --
   Change in unrealized gains (losses) on investments..                 (894)                    198
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 (229)                    198
                                                         --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                   995                    950
   Net transfers (including fixed account).............                 4,936                  4,034
   Policy charges......................................                 (926)                   (91)
   Transfers for policy benefits and terminations......                    --                   (39)
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 5,005                  4,854
                                                         --------------------   --------------------
     Net increase (decrease) in net assets.............                 4,776                  5,052
NET ASSETS:
   Beginning of year...................................                 5,052                     --
                                                         --------------------   --------------------
   End of year.........................................  $              9,828   $              5,052
                                                         ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                                PIMCO VIT ALL ASSET
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2015                  2014                   2013
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            17,942   $             49,509   $             21,748
   Net realized gains (losses).........................            (111,468)                     28                  (591)
   Change in unrealized gains (losses) on investments..               38,369               (44,010)               (24,638)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (55,157)                  5,527                (3,481)
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                4,611                  9,596                     --
   Net transfers (including fixed account).............            (723,721)                (9,803)                897,967
   Policy charges......................................             (18,374)               (20,445)                (7,144)
   Transfers for policy benefits and terminations......                   --                (6,773)               (94,966)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (737,484)               (27,425)                795,857
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            (792,641)               (21,898)                792,376
NET ASSETS:
   Beginning of year...................................              902,397                924,295                131,919
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $           109,756   $            902,397   $            924,295
                                                         ===================   ====================   ====================

                                                                      PIMCO VIT COMMODITYREALRETURN STRATEGY
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                2015                   2014                 2013 (d)
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             1,467   $                 86   $                 --
   Net realized gains (losses).........................             (11,415)                   (39)                    (5)
   Change in unrealized gains (losses) on investments..                3,408               (10,088)                  (126)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (6,540)               (10,041)                  (131)
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                2,720                  2,721                     --
   Net transfers (including fixed account).............             (19,227)                 38,376                  6,189
   Policy charges......................................              (1,972)                (1,596)                  (275)
   Transfers for policy benefits and terminations......                   --                   (13)                     --
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (18,479)                 39,488                  5,914
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             (25,019)                 29,447                  5,783
NET ASSETS:
   Beginning of year...................................               35,230                  5,783                     --
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $            10,211   $             35,230   $              5,783
                                                         ===================   ====================   ====================

                                                                              PIMCO VIT LOW DURATION
                                                                                INVESTMENT DIVISION
                                                         -----------------------------------------------------------------
                                                                 2015                  2014                   2013
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             29,643   $            17,764   $             22,872
   Net realized gains (losses).........................                12,574                   512                  3,304
   Change in unrealized gains (losses) on investments..              (33,266)               (4,896)               (33,450)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 8,951                13,380                (7,274)
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 1,329                 3,323                  2,809
   Net transfers (including fixed account).............             (723,808)                    --                888,377
   Policy charges......................................              (16,831)              (24,792)               (36,664)
   Transfers for policy benefits and terminations......                   (4)               (6,920)              (262,466)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (739,314)              (28,389)                592,056
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............             (730,363)              (15,009)                584,782
NET ASSETS:
   Beginning of year...................................             1,555,287             1,570,296                985,514
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $            824,924   $         1,555,287   $          1,570,296
                                                         ====================   ===================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                               PIONEER VCT MID CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2015                    2014                   2013
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                412   $                 452   $                 425
   Net realized gains (losses).........................                10,473                   7,922                  29,038
   Change in unrealized gains (losses) on investments..              (13,938)                     732                 (1,134)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (3,053)                   9,106                  28,329
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    --                      --                      --
   Net transfers (including fixed account).............                 (418)                  14,941               (126,970)
   Policy charges......................................               (4,119)                 (3,653)                 (4,969)
   Transfers for policy benefits and terminations......              (16,227)                    (72)                      --
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (20,764)                  11,216               (131,939)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............              (23,817)                  20,322               (103,610)
NET ASSETS:
   Beginning of year...................................                70,257                  49,935                 153,545
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $             46,440   $              70,257   $              49,935
                                                         ====================   =====================   =====================

                                                                            PUTNAM VT INTERNATIONAL VALUE
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                   2014                  2013 (b)
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 91   $                  95   $                 --
   Net realized gains (losses).........................                  (22)                      46                     10
   Change in unrealized gains (losses) on investments..                 (118)                   (775)                    477
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                  (49)                   (634)                    487
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 1,288                   1,288                     --
   Net transfers (including fixed account).............                    --                      32                  6,234
   Policy charges......................................               (1,363)                 (1,293)                  (293)
   Transfers for policy benefits and terminations......                   (1)                     (1)                     --
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                  (76)                      26                  5,941
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............                 (125)                   (608)                  6,428
NET ASSETS:
   Beginning of year...................................                 5,820                   6,428                     --
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $              5,695   $               5,820   $              6,428
                                                         ====================   =====================   ====================

                                                                                    ROYCE MICRO-CAP
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2015                    2014                   2013
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --   $                  --   $                  38
   Net realized gains (losses).........................                   499                     670                  87,715
   Change in unrealized gains (losses) on investments..               (1,557)                   (951)                (23,953)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (1,058)                   (281)                  63,800
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                   939                     939                   1,884
   Net transfers (including fixed account).............                    --                       1               (423,639)
   Policy charges......................................                  (78)                    (80)                 (6,293)
   Transfers for policy benefits and terminations......                    --                      --                     (1)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                   861                     860               (428,049)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                 (197)                     579               (364,249)
NET ASSETS:
   Beginning of year...................................                 8,336                   7,757                 372,006
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $              8,139   $               8,336   $               7,757
                                                         ====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                                   ROYCE SMALL-CAP
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                   2014                    2013
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                443   $                  64   $              6,679
   Net realized gains (losses).........................                12,813                 111,348                 68,918
   Change in unrealized gains (losses) on investments..              (19,154)               (144,191)                110,499
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (5,898)                (32,779)                186,096
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                   278                      --                     --
   Net transfers (including fixed account).............                12,275               (595,217)               (28,963)
   Policy charges......................................               (4,053)                 (9,562)               (10,076)
   Transfers for policy benefits and terminations......                    --                      --                     --
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 8,500               (604,779)               (39,039)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............                 2,602               (637,558)                147,057
NET ASSETS:
   Beginning of year...................................                51,371                 688,929                541,872
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $             53,973   $              51,371   $            688,929
                                                         ====================   =====================   ====================

                                                                              UIF EMERGING MARKETS DEBT
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                   2014                    2013
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             45,047   $              66,166   $             51,315
   Net realized gains (losses).........................              (12,799)                (17,138)                 10,886
   Change in unrealized gains (losses) on investments..              (46,377)                   6,462              (181,259)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (14,129)                  55,490              (119,058)
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 3,052                   3,052                 64,400
   Net transfers (including fixed account).............               149,611               (402,394)                136,192
   Policy charges......................................              (14,377)                (17,192)               (20,164)
   Transfers for policy benefits and terminations......                 (781)                 (6,416)               (83,949)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               137,505               (422,950)                 96,479
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............               123,376               (367,460)               (22,579)
NET ASSETS:
   Beginning of year...................................               792,559               1,160,019              1,182,598
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $            915,935   $             792,559   $          1,160,019
                                                         ====================   =====================   ====================

                                                                              UIF EMERGING MARKETS EQUITY
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2015                    2014                   2013
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             18,406    $              4,726   $             14,065
   Net realized gains (losses).........................              (24,296)                  14,990                  6,766
   Change in unrealized gains (losses) on investments..             (266,747)               (166,226)               (38,224)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (272,637)               (146,510)               (17,393)
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 4,305                   4,305                 58,675
   Net transfers (including fixed account).............               408,440               1,057,866                283,169
   Policy charges......................................              (36,287)                (26,285)               (21,217)
   Transfers for policy benefits and terminations......                 (301)                 (3,783)              (100,720)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               376,157               1,032,103                219,907
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............               103,520                 885,593                202,514
NET ASSETS:
   Beginning of year...................................             2,122,051               1,236,458              1,033,944
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $          2,225,571    $          2,122,051   $          1,236,458
                                                         ====================    ====================   ====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013


                                                                                 WELLS FARGO VT TOTAL RETURN BOND
                                                                                        INVESTMENT DIVISION
                                                               ---------------------------------------------------------------------
                                                                       2015                    2014                     2013
                                                               ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $              10,591   $               5,207   $               4,298
   Net realized gains (losses)..............................                (13,631)                 (1,528)                  10,856
   Change in unrealized gains (losses) on investments.......                 (2,133)                  12,966                (21,523)
                                                               ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations.....................................                 (5,173)                  16,645                 (6,369)
                                                               ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............                  22,439                  17,657                  30,618
   Net transfers (including fixed account)..................               (769,510)                 741,576                 (5,806)
   Policy charges...........................................                (23,196)                (12,748)                (12,342)
   Transfers for policy benefits and terminations...........                      --                 (5,916)               (237,322)
                                                               ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions............................               (770,267)                 740,569               (224,852)
                                                               ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets..................               (775,440)                 757,214               (231,221)
NET ASSETS:
   Beginning of year........................................               1,015,053                 257,839                 489,060
                                                               ---------------------   ---------------------   ---------------------
   End of year..............................................   $             239,613   $           1,015,053   $             257,839
                                                               =====================   =====================   =====================

(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

              METROPOLITAN LIFE SEPARATE ACCOUNT UL
             OF METROPOLITAN LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Metropolitan Life Separate Account UL (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on December 13, 1988 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

On January 12, 2016, MetLife, Inc. announced a plan to pursue the separation of a portion of its U.S. retail business. MetLife, Inc. is currently evaluating structural alternatives for such a separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the U.S. Securities and Exchange Commission (the "SEC") filing and review process as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions.

The Separate Account is divided into Investment Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Division invests in shares of the corresponding fund, portfolio or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AB Variable Products Series Fund, Inc. ("AB")              Met Investors Series Trust ("MIST")*
AIM Variable Insurance Funds (Invesco Variable             Metropolitan Series Fund ("MSF")*
   Insurance Funds) ("Invesco V.I.")                       MFS Variable Insurance Trust ("MFS VIT")
American Century Variable Portfolios, Inc. ("American      MFS Variable Insurance Trust II ("MFS VIT II")
   Century VP")                                            Oppenheimer Variable Account Funds
American Funds Insurance Series ("American Funds")           ("Oppenheimer VA")
Dreyfus Variable Investment Fund ("Dreyfus VIF")           PIMCO Variable Insurance Trust ("PIMCO VIT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Pioneer Variable Contracts Trust ("Pioneer VCT")
Franklin Templeton Variable Insurance Products Trust       Putnam Variable Trust ("Putnam VT")
   ("FTVIPT")                                              Royce Capital Fund ("Royce")
Goldman Sachs Variable Insurance Trust                     Trust for Advised Portfolios ("TAP")
   ("Goldman Sachs")                                       The Universal Institutional Funds, Inc. ("UIF")
Janus Aspen Series ("Janus Aspen")                         Wells Fargo Variable Trust ("Wells Fargo VT")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT DIVISIONS


A. Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Divisions in accordance with the selection made by the policy owner. The following Investment Divisions had net assets as of December 31, 2015:

AB Global Thematic Growth Investment Division             MFS VIT New Discovery Investment Division
AB Intermediate Bond Investment Division                  MFS VIT Value Investment Division
American Century VP Capital Appreciation Investment       MFS VIT II High Yield Investment Division
   Division                                               MIST AB Global Dynamic Allocation Investment
American Funds Bond Investment Division                     Division
American Funds Global Small Capitalization                MIST Allianz Global Investors Dynamic Multi-Asset
   Investment Division                                      Plus Investment Division
American Funds Growth Investment Division                 MIST American Funds Balanced Allocation
American Funds Growth-Income Investment Division            Investment Division
American Funds International Investment Division          MIST American Funds Growth Allocation Investment
American Funds U.S. Government/AAA-Rated                    Division
   Securities Investment Division                         MIST American Funds Moderate Allocation
Dreyfus VIF International Value Investment Division         Investment Division
Fidelity VIP Asset Manager: Growth Investment             MIST AQR Global Risk Balanced Investment Division
   Division                                               MIST BlackRock Global Tactical Strategies Investment
Fidelity VIP Contrafund Investment Division                 Division
Fidelity VIP Equity-Income Investment Division            MIST Clarion Global Real Estate Investment Division
Fidelity VIP Freedom 2010 Investment Division             MIST ClearBridge Aggressive Growth Investment
Fidelity VIP Freedom 2020 Investment Division               Division
Fidelity VIP Freedom 2025 Investment Division             MIST Harris Oakmark International Investment
Fidelity VIP Freedom 2030 Investment Division               Division
Fidelity VIP Freedom 2040 Investment Division             MIST Invesco Balanced-Risk Allocation Investment
Fidelity VIP Freedom 2050 Investment Division               Division
Fidelity VIP High Income Investment Division              MIST Invesco Mid Cap Value Investment Division
Fidelity VIP Investment Grade Bond Investment             MIST Invesco Small Cap Growth Investment
   Division                                                 Division (a)
Fidelity VIP Mid Cap Investment Division                  MIST JPMorgan Global Active Allocation Investment
FTVIPT Franklin Income VIP Investment Division              Division
FTVIPT Franklin Mutual Global Discovery VIP               MIST JPMorgan Small Cap Value Investment Division
   Investment Division                                    MIST Loomis Sayles Global Markets Investment
FTVIPT Franklin Mutual Shares VIP Investment                Division
   Division                                               MIST Lord Abbett Bond Debenture Investment
FTVIPT Templeton Foreign VIP Investment Division            Division
FTVIPT Templeton Global Bond VIP Investment               MIST Met/Templeton International Bond Investment
   Division                                                 Division
Goldman Sachs Mid-Cap Value Investment Division           MIST MetLife Asset Allocation 100 Investment
Goldman Sachs Small Cap Equity Insights Investment          Division (a)
   Division                                               MIST MetLife Balanced Plus Investment Division
Invesco V.I. Comstock Investment Division                 MIST MetLife Multi-Index Targeted Risk Investment
Invesco V.I. International Growth Investment Division       Division
Janus Aspen Balanced Investment Division                  MIST MetLife Small Cap Value Investment Division
Janus Aspen Forty Investment Division                     MIST MFS Emerging Markets Equity Investment
Janus Aspen Janus Investment Division                       Division (a)
Janus Aspen Overseas Investment Division                  MIST MFS Research International Investment
MFS VIT Global Equity Investment Division                   Division (a)

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF INVESTMENT DIVISIONS -- (CONCLUDED)


MIST Morgan Stanley Mid Cap Growth Investment              MSF MetLife Asset Allocation 40 Investment Division (a)
   Division                                                MSF MetLife Asset Allocation 60 Investment Division (a)
MIST Oppenheimer Global Equity Investment Division         MSF MetLife Asset Allocation 80 Investment Division (a)
MIST PanAgora Global Diversified Risk Investment           MSF MetLife Mid Cap Stock Index Investment Division
   Division (b)                                            MSF MetLife Stock Index Investment Division
MIST PIMCO Inflation Protected Bond Investment             MSF MFS Total Return Investment Division (a)
   Division                                                MSF MFS Value Investment Division
MIST PIMCO Total Return Investment Division                MSF MSCI EAFE Index Investment Division
MIST Pioneer Fund Investment Division                      MSF Neuberger Berman Genesis Investment Division
MIST Pyramis Managed Risk Investment Division              MSF Russell 2000 Index Investment Division
MIST Schroders Global Multi-Asset Investment Division      MSF T. Rowe Price Large Cap Growth Investment
MIST SSGA Growth and Income ETF Investment                   Division
   Division                                                MSF T. Rowe Price Small Cap Growth Investment
MIST SSGA Growth ETF Investment Division                     Division
MIST T. Rowe Price Large Cap Value Investment              MSF Van Eck Global Natural Resources Investment
   Division                                                  Division
MIST T. Rowe Price Mid Cap Growth Investment               MSF Western Asset Management Strategic Bond
   Division (a)                                              Opportunities Investment Division
MIST WMC Large Cap Research Investment Division            MSF Western Asset Management U.S. Government
MSF Baillie Gifford International Stock Investment           Investment Division
   Division                                                MSF WMC Balanced Investment Division
MSF Barclays Aggregate Bond Index Investment               MSF WMC Core Equity Opportunities Investment
   Division                                                  Division
MSF BlackRock Bond Income Investment Division              Oppenheimer VA Main Street Small Cap Investment
MSF BlackRock Capital Appreciation Investment                Division
   Division                                                PIMCO VIT All Asset Investment Division
MSF BlackRock Large Cap Value Investment Division          PIMCO VIT CommodityRealReturn Strategy
MSF BlackRock Money Market Investment Division               Investment Division
MSF Frontier Mid Cap Growth Investment Division            PIMCO VIT Low Duration Investment Division
MSF Jennison Growth Investment Division                    Pioneer VCT Mid Cap Value Investment Division
MSF Loomis Sayles Small Cap Core Investment                Putnam VT International Value Investment Division
   Division                                                Royce Micro-Cap Investment Division
MSF Loomis Sayles Small Cap Growth Investment              Royce Small-Cap Investment Division
   Division                                                UIF Emerging Markets Debt Investment Division
MSF Met/Artisan Mid Cap Value Investment Division (a)      UIF Emerging Markets Equity Investment Division
MSF MetLife Asset Allocation 20 Investment Division (a)    Wells Fargo VT Total Return Bond Investment Division

(a) This Investment Division invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.
(b) This Investment Division began operations during the year ended December 31, 2015.

B. The following Investment Divisions had no net assets as of December 31, 2015:

AB International Value Investment Division                Janus Aspen Enterprise Investment Division
American Funds High-Income Bond Investment                PIMCO VIT Long-Term U.S. Government Investment
   Division                                                 Division
Fidelity VIP Freedom 2015 Investment Division             TAP 1919 Variable Socially Responsive Balanced
Invesco V.I. Government Securities Investment Division      Investment Division

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES


The operations of the Investment Divisions were affected by the following changes that occurred during the year ended December 31, 2015:

NAME CHANGES:

Former Name                                            New Name

(MIST) AllianceBernstein Global Dynamic Allocation     (MIST) AB Global Dynamic Allocation Portfolio
   Portfolio
(MIST) SSgA Growth and Income ETF Portfolio            (MIST) SSGA Growth and Income ETF Portfolio
(MIST) SSgA Growth ETF Portfolio                       (MIST) SSGA Growth ETF Portfolio

TRUST NAME CHANGE:

Former Trust                                              New Trust

AllianceBernstein Variable Products Series Fund, Inc.     AB Variable Products Series Fund, Inc.

4.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
An Investment Division's investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Divisions.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION -- (CONCLUDED)
Each Investment Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.


PREMIUM PAYMENTS
The Company deducts a sales charge for certain policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Investment Divisions and are credited as accumulation units.


NET TRANSFERS
Funds transferred by the policy owner into or out of Investment Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Divisions.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charge paid to the Company, is an asset-based charge and assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Investment Divisions:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

      The table below represents the range of effective annual rates for the charge for the year ended December 31, 2015:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.00% - 0.90%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


For some Policies, a mortality and expense risk charge ranging from 0.05% to 0.90% is assessed through the redemption of units on a monthly basis and recorded as policy charges in the statements of changes in net assets of the applicable Investment Divisions. Other policy charges that are assessed through the redemption of units generally include: Cost of Insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers made in a policy year. Administrative charges range from $0 to $15 and are assessed monthly. Policy fees are assessed monthly and range from $9 to $12 for policies with face amounts less than $50,000 and from $8 to $15 for policies with face amounts between $50,000 and $249,999 depending on the policy year. No policy fee applies to policies issued with a face amount equal to or greater than $250,000.

For some Policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period that ranges from $3.75 to $38.25 for every $1,000 of the policy face amount. Surrender charges for other Policies are equal to the lesser of the maximum surrender charge premium or the premiums actually paid in the first two policy years.

Most policies offer optional benefits that can be added to the policy by rider. The charge for riders that provide life insurance benefits can range from $0.01 to $83.33 per $1,000 of coverage and the charge for riders providing benefits in the event of disability can range from $0.00 to $61.44 per $100 of the benefit provided.

The above referenced charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Divisions for the years ended December 31, 2015, 2014 and 2013.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, LLC ("MetLife Advisers"), an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                      AS OF DECEMBER 31
                                  -----------------------

                                    SHARES     COST ($)
                                  ----------  -----------
                                     2015        2015
                                  ----------  -----------
     AB Global Thematic Growth
        Investment Division.....       1,833       35,130
     AB Intermediate Bond
        Investment Division.....       5,751       67,889
     American Century VP
        Capital Appreciation
        Investment Division.....           6           79
     American Funds Bond
        Investment Division.....     586,779    6,362,523
     American Funds Global
        Small Capitalization
        Investment Division.....   2,811,533   59,139,365
     American Funds Growth
        Investment Division.....   2,433,293  137,703,161
     American Funds
        Growth-Income
        Investment Division.....   2,257,082   85,365,726
     American Funds
        International Investment
        Division................      23,036      428,602
     American Funds U.S.
        Government/AAA-Rated
        Securities Investment
        Division................       4,126       51,244
     Dreyfus VIF International
        Value Investment
        Division................      21,101      265,183
     Fidelity VIP Asset Manager:
        Growth Investment
        Division................      99,573    1,426,100
     Fidelity VIP Contrafund
        Investment Division.....      82,137    2,205,938
     Fidelity VIP Equity-Income
        Investment Division.....         630       13,737
     Fidelity VIP Freedom 2010
        Investment Division.....       1,582       19,490
     Fidelity VIP Freedom 2020
        Investment Division.....      42,494      383,844
     Fidelity VIP Freedom 2025
        Investment Division.....      33,754      442,278
     Fidelity VIP Freedom 2030
        Investment Division.....       9,454      123,408
     Fidelity VIP Freedom 2040
        Investment Division.....       4,905       92,724
     Fidelity VIP Freedom 2050
        Investment Division.....       3,129       53,207

                                                            FOR THE YEAR ENDED DECEMBER 31
                                  -------------------------------------------------------------------------------------
                                                 COST OF                                     PROCEEDS
                                              PURCHASES ($)                               FROM SALES ($)
                                  ----------------------------------------  -------------------------------------------
                                     2015         2014          2013            2015         2014           2013
                                  ----------   -------------  ------------  -----------  --------------  --------------
     AB Global Thematic Growth
        Investment Division.....       1,345       17,021         7,870          39,364       11,424          16,644
     AB Intermediate Bond
        Investment Division.....       7,452        3,407         6,655           2,460        2,264          47,232
     American Century VP
        Capital Appreciation
        Investment Division.....          23          589(a)         --             368          211(a)           --
     American Funds Bond
        Investment Division.....   1,545,785      879,839     1,038,371       1,108,315      670,493         587,559
     American Funds Global
        Small Capitalization
        Investment Division.....   7,946,645    2,323,592     2,195,162       6,304,457    4,957,120       5,135,958
     American Funds Growth
        Investment Division.....  37,422,273   11,457,537     3,805,307      13,129,504   11,167,958      11,132,333
     American Funds
        Growth-Income
        Investment Division.....  18,327,316    7,783,956     3,196,534       7,549,944    7,114,338       6,413,846
     American Funds
        International Investment
        Division................      68,037       49,085       273,741         282,880       24,982         231,378
     American Funds U.S.
        Government/AAA-Rated
        Securities Investment
        Division................       3,712        1,772         6,097           1,568        1,495           1,780
     Dreyfus VIF International
        Value Investment
        Division................       4,421        3,201         4,196           2,288        2,373           5,015
     Fidelity VIP Asset Manager:
        Growth Investment
        Division................     265,538      181,483       141,995         464,095      117,715         548,689
     Fidelity VIP Contrafund
        Investment Division.....     557,464      226,935       410,978         430,569      199,157         755,794
     Fidelity VIP Equity-Income
        Investment Division.....       5,037        2,954        17,769          14,338       11,967          51,901
     Fidelity VIP Freedom 2010
        Investment Division.....      71,664       21,634         3,749         100,698       20,447           1,304
     Fidelity VIP Freedom 2020
        Investment Division.....      55,480      165,843       145,138         500,336      171,907          36,374
     Fidelity VIP Freedom 2025
        Investment Division.....     418,024        1,384        39,398(b)        9,867        4,514           2,977(b)
     Fidelity VIP Freedom 2030
        Investment Division.....      90,730      140,205        30,075          48,668      122,464          19,207
     Fidelity VIP Freedom 2040
        Investment Division.....      80,078       93,959        11,359(c)       41,278       52,334              76(c)
     Fidelity VIP Freedom 2050
        Investment Division.....      56,548       60,842           518          29,989       57,314             489

(a)  For the period April 28, 2014 to December 31, 2014.
(b)  Commenced April 28, 2008 and began transactions in 2013.
(c)  Commenced May 3, 2010 and began transactions in 2013.
(d)  For the period April 29, 2013 to December 31, 2013.
(e)  For the period August 19, 2013 to December 31, 2013.
(f)  Commenced April 28, 2014 and began transactions in 2015.
(g)  Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                    AS OF DECEMBER 31
                                 ------------------------

                                   SHARES      COST ($)
                                 ----------  ------------
                                    2015         2015
                                 ----------  ------------
     Fidelity VIP High Income
       Investment Division.....      41,564       237,947
     Fidelity VIP Investment
       Grade Bond Investment
       Division................     100,028     1,286,509
     Fidelity VIP Mid Cap
       Investment Division.....       8,789       264,376
     FTVIPT Franklin Income
       VIP Investment
       Division................       2,735        42,348
     FTVIPT Franklin Mutual
       Global Discovery VIP
       Investment Division.....      24,759       502,830
     FTVIPT Franklin Mutual
       Shares VIP Investment
       Division................       3,714        77,895
     FTVIPT Templeton Foreign
       VIP Investment
       Division................     397,091     5,906,415
     FTVIPT Templeton Global
       Bond VIP Investment
       Division................      34,227       625,661
     Goldman Sachs Mid-Cap
       Value Investment
       Division................      17,555       277,754
     Goldman Sachs Small Cap
       Equity Insights
       Investment Division.....       2,913        36,482
     Invesco V.I. Comstock
       Investment Division.....      19,227       241,715
     Invesco V.I. International
       Growth Investment
       Division................       9,848       316,330
     Janus Aspen Balanced
       Investment Division.....      34,833       999,422
     Janus Aspen Forty
       Investment Division.....      17,234       591,164
     Janus Aspen Janus
       Investment Division.....      15,229       352,412
     Janus Aspen Overseas
       Investment Division.....       1,294        56,055
     MFS VIT Global Equity
       Investment Division.....       9,979       150,822
     MFS VIT New Discovery
       Investment Division.....      13,587       198,459
     MFS VIT Value Investment
       Division................       1,096        14,625

                                                        FOR THE YEAR ENDED DECEMBER 31
                                 -------------------------------------------------------------------------------
                                                COST OF                                PROCEEDS
                                             PURCHASES ($)                          FROM SALES ($)
                                 ---------------------------------------  --------------------------------------
                                    2015         2014         2013           2015        2014         2013
                                  ----------   ---------    ------------    --------     --------   ------------
     Fidelity VIP High Income
       Investment Division.....       66,394      21,533        9,749         11,400        9,295       6,850
     Fidelity VIP Investment
       Grade Bond Investment
       Division................       84,404     492,396    1,222,120         76,817      996,618   1,702,641
     Fidelity VIP Mid Cap
       Investment Division.....       67,101      20,809       36,720          6,163       24,409     710,324
     FTVIPT Franklin Income
       VIP Investment
       Division................       21,745      30,058        1,158(d)       5,475        4,384         551(d)
     FTVIPT Franklin Mutual
       Global Discovery VIP
       Investment Division.....       86,232      87,301      138,324         36,427       79,798     553,153
     FTVIPT Franklin Mutual
       Shares VIP Investment
       Division................       41,137      19,716       23,740(d)       2,521        2,934       1,637(d)
     FTVIPT Templeton Foreign
       VIP Investment
       Division................    1,005,831   2,395,132      488,568        309,654      901,189     808,327
     FTVIPT Templeton Global
       Bond VIP Investment
       Division................      421,942      94,840      996,332        965,007      136,586     115,913
     Goldman Sachs Mid-Cap
       Value Investment
       Division................       21,240      54,571       60,380         19,881       35,646      75,921
     Goldman Sachs Small Cap
       Equity Insights
       Investment Division.....        5,606       7,642       14,789          3,707        9,176       4,535
     Invesco V.I. Comstock
       Investment Division.....       28,117      14,379        4,245         10,378        7,046       5,974
     Invesco V.I. International
       Growth Investment
       Division................       20,431      23,557      347,644         29,885       66,518   6,733,613
     Janus Aspen Balanced
       Investment Division.....      115,942     131,441      103,316         52,044       82,517     330,801
     Janus Aspen Forty
       Investment Division.....      129,875     266,429       25,891         19,860      400,760     268,869
     Janus Aspen Janus
       Investment Division.....       94,675      42,556        7,622         43,217       23,494     736,912
     Janus Aspen Overseas
       Investment Division.....        6,872      14,546       17,811         12,411       21,028     430,241
     MFS VIT Global Equity
       Investment Division.....       18,861      11,222       15,146         13,725       11,006       3,782
     MFS VIT New Discovery
       Investment Division.....        6,957      45,561        1,726          6,382        6,105      10,583
     MFS VIT Value Investment
       Division................        1,676         955          274          2,032        1,720       1,372

(a)  For the period April 28, 2014 to December 31, 2014.
(b)  Commenced April 28, 2008 and began transactions in 2013.
(c)  Commenced May 3, 2010 and began transactions in 2013.
(d)  For the period April 29, 2013 to December 31, 2013.
(e)  For the period August 19, 2013 to December 31, 2013.
(f)  Commenced April 28, 2014 and began transactions in 2015.
(g)  Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                    AS OF DECEMBER 31
                                 ------------------------

                                   SHARES      COST ($)
                                 ----------  ------------
                                    2015         2015
                                 ----------  ------------
     MFS VIT II High Yield
       Investment Division.....      25,197       153,220
     MIST AB Global Dynamic
       Allocation Investment
       Division................       5,507        62,686
     MIST Allianz Global
       Investors Dynamic
       Multi-Asset Plus
       Investment Division.....         197         2,092
     MIST American Funds
       Balanced Allocation
       Investment Division.....      88,784       881,108
     MIST American Funds
       Growth Allocation
       Investment Division.....     160,722     1,548,727
     MIST American Funds
       Moderate Allocation
       Investment Division.....      97,643       997,062
     MIST AQR Global Risk
       Balanced Investment
       Division................      16,087       170,107
     MIST BlackRock Global
       Tactical Strategies
       Investment Division.....      21,990       237,991
     MIST Clarion Global Real
       Estate Investment
       Division................   2,506,332    29,693,578
     MIST ClearBridge
       Aggressive Growth
       Investment Division.....   2,804,364    32,191,803
     MIST Harris Oakmark
       International Investment
       Division................   2,864,395    42,138,016
     MIST Invesco
       Balanced-Risk Allocation
       Investment Division.....       4,191        42,929
     MIST Invesco Mid Cap
       Value Investment
       Division................   4,708,770    82,419,111
     MIST Invesco Small Cap
       Growth Investment
       Division................     439,557     6,791,641
     MIST JPMorgan Global
       Active Allocation
       Investment Division.....      16,768       189,776

                                                            FOR THE YEAR ENDED DECEMBER 31
                                 -------------------------------------------------------------------------------------
                                                  COST OF                                   PROCEEDS
                                               PURCHASES ($)                             FROM SALES ($)
                                 -------------------------------------------  ----------------------------------------
                                     2015        2014            2013            2015         2014          2013
                                   ---------  --------------  --------------   ---------   -------------  ------------
     MFS VIT II High Yield
       Investment Division.....       10,209        8,053         147,796(e)       2,674        9,380           707(e)
     MIST AB Global Dynamic
       Allocation Investment
       Division................       35,828       17,377         33,068          19,998        3,240         7,386
     MIST Allianz Global
       Investors Dynamic
       Multi-Asset Plus
       Investment Division.....       11,135          100(a)          --           8,841           24(a)         --
     MIST American Funds
       Balanced Allocation
       Investment Division.....      147,094      187,720        136,505          64,178       60,112        46,230
     MIST American Funds
       Growth Allocation
       Investment Division.....      329,483      432,644        596,532         160,757      272,941       241,084
     MIST American Funds
       Moderate Allocation
       Investment Division.....      262,764      261,530        332,563         253,058       80,567        87,879
     MIST AQR Global Risk
       Balanced Investment
       Division................       77,154       57,534        202,173          89,138       35,216        63,799
     MIST BlackRock Global
       Tactical Strategies
       Investment Division.....      100,309      104,608         72,022          49,822       14,302        13,676
     MIST Clarion Global Real
       Estate Investment
       Division................    2,921,699    7,937,396      4,872,884       3,259,973    7,343,310     2,567,939
     MIST ClearBridge
       Aggressive Growth
       Investment Division.....    3,901,426   22,044,282      2,383,159       6,423,106    3,068,564     1,442,150
     MIST Harris Oakmark
       International Investment
       Division................    7,532,177    7,989,660     12,366,501       3,678,669   11,781,678     3,801,502
     MIST Invesco
       Balanced-Risk Allocation
       Investment Division.....       29,687       10,894         28,473          16,109        4,860        11,354
     MIST Invesco Mid Cap
       Value Investment
       Division................    7,116,167   17,257,547      1,498,456       6,104,875    6,663,774     5,791,979
     MIST Invesco Small Cap
       Growth Investment
       Division................    2,489,399    1,841,187      1,526,001       1,159,496    1,116,722     1,137,610
     MIST JPMorgan Global
       Active Allocation
       Investment Division.....       61,002       72,943        133,918          33,585       15,555        47,621

(a)  For the period April 28, 2014 to December 31, 2014.
(b)  Commenced April 28, 2008 and began transactions in 2013.
(c)  Commenced May 3, 2010 and began transactions in 2013.
(d)  For the period April 29, 2013 to December 31, 2013.
(e)  For the period August 19, 2013 to December 31, 2013.
(f)  Commenced April 28, 2014 and began transactions in 2015.
(g)  Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                     AS OF DECEMBER 31
                                 -------------------------

                                    SHARES      COST ($)
                                 -----------  ------------
                                     2015         2015
                                 -----------  ------------
     MIST JPMorgan Small Cap
       Value Investment
       Division................       20,492       349,485
     MIST Loomis Sayles Global
       Markets Investment
       Division................       21,700       296,777
     MIST Lord Abbett Bond
       Debenture Investment
       Division................    2,383,673    29,174,394
     MIST Met/Templeton
       International Bond
       Investment Division.....       18,424       205,132
     MIST MetLife Asset
       Allocation 100
       Investment Division.....    1,622,633    18,359,133
     MIST MetLife Balanced
       Plus Investment
       Division................       25,212       280,889
     MIST MetLife Multi-Index
       Targeted Risk
       Investment Division.....       11,711       139,364
     MIST MetLife Small Cap
       Value Investment
       Division................       64,162       916,334
     MIST MFS Emerging
       Markets Equity
       Investment Division.....       66,399       649,826
     MIST MFS Research
       International Investment
       Division................    1,740,735    18,846,041
     MIST Morgan Stanley
       Mid Cap Growth
       Investment Division.....   13,523,030   139,767,451
     MIST Oppenheimer Global
       Equity Investment
       Division................    2,414,507    34,364,101
     MIST PanAgora Global
       Diversified Risk
       Investment Division.....            1            10
     MIST PIMCO Inflation
       Protected Bond
       Investment Division.....    1,092,309    11,894,934
     MIST PIMCO Total Return
       Investment Division.....    3,915,216    46,183,374
     MIST Pioneer Fund
       Investment Division.....       13,600       155,792

                                                           FOR THE YEAR ENDED DECEMBER 31
                                 ------------------------------------------------------------------------------------
                                                COST OF                                    PROCEEDS
                                             PURCHASES ($)                              FROM SALES ($)
                                 ----------------------------------------  ------------------------------------------
                                    2015          2014         2013           2015            2014         2013
                                  ------------  ---------    ------------  --------------  ----------   -------------
     MIST JPMorgan Small Cap
       Value Investment
       Division................      86,606       107,150      203,341          18,000         49,885       18,320
     MIST Loomis Sayles Global
       Markets Investment
       Division................      28,756        47,648      386,272(d)      129,542         48,429       11,829(d)
     MIST Lord Abbett Bond
       Debenture Investment
       Division................   5,338,414     5,135,027    3,850,241       2,981,292      4,601,508    3,533,230
     MIST Met/Templeton
       International Bond
       Investment Division.....      88,215        99,613      105,910          53,943          8,955       22,711
     MIST MetLife Asset
       Allocation 100
       Investment Division.....   3,914,059     2,705,529    1,755,615       2,073,396      1,925,555    1,915,678
     MIST MetLife Balanced
       Plus Investment
       Division................     137,489       157,666      107,011          83,354         16,033       66,151
     MIST MetLife Multi-Index
       Targeted Risk
       Investment Division.....     128,550       116,860       10,029(d)      107,270          2,566        7,161(d)
     MIST MetLife Small Cap
       Value Investment
       Division................     320,730        53,036       63,430          25,332        120,727      233,699
     MIST MFS Emerging
       Markets Equity
       Investment Division.....     165,039       409,348      203,989          61,034        127,301       16,542
     MIST MFS Research
       International Investment
       Division................   1,366,765     1,401,947    4,346,021       1,521,529      1,748,099    1,625,675
     MIST Morgan Stanley
       Mid Cap Growth
       Investment Division.....   2,463,949     2,474,168    3,506,234      13,176,582     15,801,000   14,826,330
     MIST Oppenheimer Global
       Equity Investment
       Division................   5,241,230     3,170,102    2,321,885       4,474,959      4,390,657    3,889,775
     MIST PanAgora Global
       Diversified Risk
       Investment Division.....       9,129(f)         --           --           8,759(f)          --           --
     MIST PIMCO Inflation
       Protected Bond
       Investment Division.....   1,409,990     1,814,740    2,836,674       1,673,265      1,907,316    3,102,046
     MIST PIMCO Total Return
       Investment Division.....   4,418,576     2,535,003    9,342,752       4,184,544      6,427,172    5,838,413
     MIST Pioneer Fund
       Investment Division.....      21,285        61,661        7,882          50,580          2,073       47,925

(a)  For the period April 28, 2014 to December 31, 2014.
(b)  Commenced April 28, 2008 and began transactions in 2013.
(c)  Commenced May 3, 2010 and began transactions in 2013.
(d)  For the period April 29, 2013 to December 31, 2013.
(e)  For the period August 19, 2013 to December 31, 2013.
(f)  Commenced April 28, 2014 and began transactions in 2015.
(g)  Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                    AS OF DECEMBER 31
                                 ------------------------

                                   SHARES      COST ($)
                                 ----------  ------------
                                    2015         2015
                                 ----------  ------------
     MIST Pyramis Managed
       Risk Investment
       Division................         334         3,810
     MIST Schroders Global
       Multi-Asset Investment
       Division................       3,342        38,245
     MIST SSGA Growth and
       Income ETF Investment
       Division................     669,741     7,760,554
     MIST SSGA Growth ETF
       Investment Division.....     590,257     6,730,607
     MIST T. Rowe Price Large
       Cap Value Investment
       Division................      59,535     1,533,669
     MIST T. Rowe Price Mid
       Cap Growth Investment
       Division................   2,987,988    29,005,425
     MIST WMC Large Cap
       Research Investment
       Division................  28,983,713   319,179,780
     MSF Baillie Gifford
       International Stock
       Investment Division.....   4,002,225    44,200,073
     MSF Barclays Aggregate
       Bond Index Investment
       Division................  11,625,593   127,490,981
     MSF BlackRock Bond
       Income Investment
       Division................     738,211    79,334,420
     MSF BlackRock Capital
       Appreciation Investment
       Division................     280,159     7,803,137
     MSF BlackRock Large Cap
       Value Investment
       Division................   2,187,442    22,209,749
     MSF BlackRock Money
       Market Investment
       Division................     246,842    24,684,237
     MSF Frontier Mid Cap
       Growth Investment
       Division................   6,766,840   175,517,395
     MSF Jennison Growth
       Investment Division.....   1,587,920    19,643,901
     MSF Loomis Sayles
       Small Cap Core
       Investment Division.....      92,092    21,045,528

                                                         FOR THE YEAR ENDED DECEMBER 31
                                 --------------------------------------------------------------------------------
                                                COST OF                                 PROCEEDS
                                             PURCHASES ($)                           FROM SALES ($)
                                 ---------------------------------------  ---------------------------------------
                                    2015         2014         2013            2015        2014         2013
                                 -----------  ----------   -------------  -----------  -----------  -------------
     MIST Pyramis Managed
       Risk Investment
       Division................       47,328       1,698          292(d)       45,584          476          --(d)
     MIST Schroders Global
       Multi-Asset Investment
       Division................       21,659      11,548       20,776          13,208        3,147       5,512
     MIST SSGA Growth and
       Income ETF Investment
       Division................    1,604,888   1,761,161    1,997,849         903,258    1,687,133     859,987
     MIST SSGA Growth ETF
       Investment Division.....    1,782,647   1,868,438    1,446,527         847,783      847,985     671,592
     MIST T. Rowe Price Large
       Cap Value Investment
       Division................       50,140     147,425      420,793         305,400       28,700     193,933
     MIST T. Rowe Price Mid
       Cap Growth Investment
       Division................    9,041,352   5,023,487    3,029,264       3,314,619    2,437,153   2,799,197
     MIST WMC Large Cap
       Research Investment
       Division................   35,133,904   8,159,906    6,774,176      28,229,973   28,472,042  26,186,441
     MSF Baillie Gifford
       International Stock
       Investment Division.....    2,432,046   1,702,428    2,118,267       3,348,491    3,434,170   3,108,949
     MSF Barclays Aggregate
       Bond Index Investment
       Division................   12,590,249  17,873,747   20,021,956      13,158,342   11,732,000   8,161,697
     MSF BlackRock Bond
       Income Investment
       Division................    7,717,489   5,415,462    8,070,467       8,611,007    6,638,355   6,400,153
     MSF BlackRock Capital
       Appreciation Investment
       Division................    2,583,957     690,157    3,327,801         965,221   12,805,858   1,550,635
     MSF BlackRock Large Cap
       Value Investment
       Division................    3,367,903   6,262,989    2,342,311       1,904,152    1,834,624   1,620,473
     MSF BlackRock Money
       Market Investment
       Division................    5,475,949  18,335,118    8,919,408      10,824,505   12,084,209   8,411,979
     MSF Frontier Mid Cap
       Growth Investment
       Division................   32,585,116  21,151,998    8,476,019      16,451,475   17,712,139  22,525,722
     MSF Jennison Growth
       Investment Division.....    5,344,129   3,179,188      913,517       2,703,444    2,763,458   2,926,328
     MSF Loomis Sayles
       Small Cap Core
       Investment Division.....    3,725,578   3,980,334    2,698,843       2,034,904    1,814,675   2,319,697

(a)  For the period April 28, 2014 to December 31, 2014.
(b)  Commenced April 28, 2008 and began transactions in 2013.
(c)  Commenced May 3, 2010 and began transactions in 2013.
(d)  For the period April 29, 2013 to December 31, 2013.
(e)  For the period August 19, 2013 to December 31, 2013.
(f)  Commenced April 28, 2014 and began transactions in 2015.
(g)  Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                    AS OF DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                 ------------------------  -------------------------------------------------------------------------
                                                                          COST OF                             PROCEEDS
                                   SHARES      COST ($)                PURCHASES ($)                       FROM SALES ($)
                                 ----------  ------------  -----------------------------------   -----------------------------------
                                    2015         2015         2015         2014        2013         2015        2014         2013
                                 ----------  ------------  ----------   ----------  ----------   ----------  ----------   ----------
     MSF Loomis Sayles
       Small Cap Growth
       Investment Division.....     855,842     9,721,928   2,397,390    2,282,405   1,502,732    1,247,114   1,779,900    1,369,444
     MSF Met/Artisan Mid Cap
       Value Investment
       Division................     250,567    52,884,756   9,241,788    1,388,923   1,897,264    4,195,279   4,484,383    4,831,177
     MSF MetLife Asset
       Allocation 20 Investment
       Division................     497,108     5,629,692     823,597    1,528,404   1,016,919      619,628     974,749    1,287,364
     MSF MetLife Asset
       Allocation 40 Investment
       Division................     811,513     9,460,318   2,475,186    1,909,288   1,722,153    2,085,619   1,095,441    1,719,216
     MSF MetLife Asset
       Allocation 60 Investment
       Division................   4,077,632    45,965,540   6,027,977    7,170,769   5,705,492    4,491,997   4,378,369    6,533,709
     MSF MetLife Asset
       Allocation 80 Investment
       Division................   6,696,067    75,937,084   8,947,130    7,388,669   7,738,825    7,178,922   6,440,275    8,434,282
     MSF MetLife Mid Cap
       Stock Index Investment
       Division................   4,856,188    65,750,750  10,066,908    8,192,648  13,448,733    7,032,261  18,250,892    7,654,195
     MSF MetLife Stock Index
       Investment Division.....  21,800,820   702,213,756  79,790,746   55,709,939  44,934,052   59,505,671  76,321,598   61,796,495
     MSF MFS Total Return
       Investment Division.....      58,512     8,270,033   1,186,630      862,352     938,490    1,070,466   1,045,972      830,981
     MSF MFS Value Investment
       Division................   5,458,990    75,838,351  17,539,930    6,999,445  13,685,105    6,622,488   7,007,481    6,070,278
     MSF MSCI EAFE Index
       Investment Division.....   6,304,366    72,261,005   7,716,691   10,695,798   7,260,878    5,827,123   7,195,699    7,024,358
     MSF Neuberger Berman
       Genesis Investment
       Division................   5,596,556    81,028,858   1,163,361    2,063,278   7,027,531    6,972,177   7,736,851    7,742,991
     MSF Russell 2000 Index
       Investment Division.....   3,790,979    50,670,772   8,769,748    6,587,826   3,029,528    6,340,553   6,379,754    6,463,070
     MSF T. Rowe Price Large
       Cap Growth Investment
       Division................   3,870,051    62,844,624  18,463,477    7,579,276  15,736,961    7,557,701   6,082,255    6,944,037
     MSF T. Rowe Price Small
       Cap Growth Investment
       Division................   4,875,688    73,921,068  13,093,685   10,586,051   9,391,866    8,702,468  25,182,622   11,430,616
     MSF Van Eck Global
       Natural Resources
       Investment Division.....      22,879       272,890      96,754      134,400     114,120       25,178      80,461       11,294
     MSF Western Asset
       Management Strategic
       Bond Opportunities
       Investment Division.....   1,994,907    24,998,720   2,670,409    2,618,269   3,018,642    1,935,423   1,964,514    2,127,409

(a)  For the period April 28, 2014 to December 31, 2014.
(b)  Commenced April 28, 2008 and began transactions in 2013.
(c)  Commenced May 3, 2010 and began transactions in 2013.
(d)  For the period April 29, 2013 to December 31, 2013.
(e)  For the period August 19, 2013 to December 31, 2013.
(f)  Commenced April 28, 2014 and began transactions in 2015.
(g)  Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                      AS OF DECEMBER 31
                                  -------------------------

                                    SHARES       COST ($)
                                  -----------  ------------
                                     2015          2015
                                  -----------  ------------
     MSF Western Asset
        Management U.S.
        Government Investment
        Division................    1,332,826    16,111,066
     MSF WMC Balanced
        Investment Division.....   16,068,655   268,885,261
     MSF WMC Core Equity
        Opportunities Investment
        Division................    2,556,317    73,795,526
     Oppenheimer VA Main
        Street Small Cap
        Investment Division.....          461        10,525
     PIMCO VIT All Asset
        Investment Division.....       12,061       132,378
     PIMCO VIT
        CommodityRealReturn
        Strategy Investment
        Division................        1,478        17,017
     PIMCO VIT Low Duration
        Investment Division.....       80,609       844,323
     Pioneer VCT Mid Cap Value
        Investment Division.....        2,460        43,389
     Putnam VT International
        Value Investment
        Division................          596         6,112
     Royce Micro-Cap
        Investment Division.....          871         9,102
     Royce Small-Cap
        Investment Division.....        6,402        70,678
     UIF Emerging Markets Debt
        Investment Division.....      122,944     1,046,831
     UIF Emerging Markets
        Equity Investment
        Division................      179,626     2,617,203
     Wells Fargo VT Total
        Return Bond Investment
        Division................       23,076       241,849

                                                             FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------------------------------------------------------
                                                   COST OF                                     PROCEEDS
                                                PURCHASES ($)                               FROM SALES ($)
                                  ------------------------------------------  -------------------------------------------
                                      2015         2014           2013            2015         2014            2013
                                  -----------   -------------  -------------  -----------  --------------  --------------
     MSF Western Asset
        Management U.S.
        Government Investment
        Division................    1,262,553    1,153,933      1,874,177       1,510,344    1,400,796       1,529,016
     MSF WMC Balanced
        Investment Division.....   60,097,474    7,536,901      9,203,469      22,658,546   22,681,028      19,565,615
     MSF WMC Core Equity
        Opportunities Investment
        Division................   28,017,024    7,579,420      3,803,213       6,046,488    5,561,430       6,337,042
     Oppenheimer VA Main
        Street Small Cap
        Investment Division.....        6,650        4,945(g)          --             939           91(g)           --
     PIMCO VIT All Asset
        Investment Division.....       59,535       59,597        919,742         779,077       37,514         102,137
     PIMCO VIT
        CommodityRealReturn
        Strategy Investment
        Division................        4,187       40,783          6,189(d)       21,199        1,248             275(d)
     PIMCO VIT Low Duration
        Investment Division.....       30,973       21,087        932,742         740,639       31,701         317,710
     Pioneer VCT Mid Cap Value
        Investment Division.....        6,247       22,259            425          20,763        3,724         131,940
     Putnam VT International
        Value Investment
        Division................        1,379        1,415          6,233(b)        1,364        1,293             293(b)
     Royce Micro-Cap
        Investment Division.....        1,437        1,597          2,118              78           80         429,932
     Royce Small-Cap
        Investment Division.....       25,745      399,926        226,942           4,053      998,708         224,586
     UIF Emerging Markets Debt
        Investment Division.....      304,283      126,705        271,301         121,731      474,385         107,779
     UIF Emerging Markets
        Equity Investment
        Division................      758,349    1,371,355        399,267         363,786      334,525         165,296
     Wells Fargo VT Total
        Return Bond Investment
        Division................    1,611,052      802,502         59,791       2,370,728       56,718         270,977

(a)  For the period April 28, 2014 to December 31, 2014.
(b)  Commenced April 28, 2008 and began transactions in 2013.
(c)  Commenced May 3, 2010 and began transactions in 2013.
(d)  For the period April 29, 2013 to December 31, 2013.
(e)  For the period August 19, 2013 to December 31, 2013.
(f)  Commenced April 28, 2014 and began transactions in 2015.
(g)  Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013:



                                          AB GLOBAL THEMATIC GROWTH
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2015               2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..             11,048             10,121             11,630
Units issued and
   transferred from other
   funding options.......                227              2,619              1,489
Units redeemed and
   transferred to other
   funding options.......            (5,616)            (1,692)            (2,998)
                           -----------------  -----------------  -----------------
Units end of year........              5,659             11,048             10,121
                           =================  =================  =================


                                                                                             AMERICAN CENTURY VP
                                             AB INTERMEDIATE BOND                           CAPITAL APPRECIATION
                                              INVESTMENT DIVISION                            INVESTMENT DIVISION
                           -------------------------------------------------------  ------------------------------------
                                  2015               2014               2013               2015             2014 (a)
                           -----------------  -----------------  -----------------  -----------------  -----------------

Units beginning of year..              3,712              3,812              6,675                 21                 --
Units issued and
   transferred from other
   funding options.......                219                 44                219                 --                 32
Units redeemed and
   transferred to other
   funding options.......              (152)              (144)            (3,082)               (17)               (11)
                           -----------------  -----------------  -----------------  -----------------  -----------------
Units end of year........              3,779              3,712              3,812                  4                 21
                           =================  =================  =================  =================  =================



                                              AMERICAN FUNDS BOND
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2015               2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..            422,554            417,001            397,946
Units issued and
   transferred from other
   funding options.......            130,560             99,347            106,636
Units redeemed and
   transferred to other
   funding options.......          (115,258)           (93,794)           (87,581)
                           -----------------  -----------------  -----------------
Units end of year........            437,856            422,554            417,001
                           =================  =================  =================

                                  AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2015               2014                2013
                           -----------------  -----------------  -----------------

Units beginning of year..          1,772,715          1,848,240          1,947,587
Units issued and
   transferred from other
   funding options.......            211,987            218,125            249,505
Units redeemed and
   transferred to other
   funding options.......          (300,661)          (293,650)          (348,852)
                           -----------------  -----------------  -----------------
Units end of year........          1,684,041          1,772,715          1,848,240
                           =================  =================  =================


                                             AMERICAN FUNDS GROWTH
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2015               2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..          1,119,856          1,184,798          1,269,410
Units issued and
   transferred from other
   funding options.......            101,013            116,712            145,646
Units redeemed and
   transferred to other
   funding options.......          (175,701)          (181,654)          (230,258)
                           -----------------  -----------------  -----------------
Units end of year........          1,045,168          1,119,856          1,184,798
                           =================  =================  =================


                                        AMERICAN FUNDS GROWTH-INCOME
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2015               2014              2013
                           -----------------  -----------------  -----------------

Units beginning of year..          1,243,407          1,315,261          1,382,116
Units issued and
   transferred from other
   funding options.......            120,286            131,341            173,179
Units redeemed and
   transferred to other
   funding options.......          (190,280)          (203,195)          (240,034)
                           -----------------  -----------------  -----------------
Units end of year........          1,173,413          1,243,407          1,315,261
                           =================  =================  =================


                                        AMERICAN FUNDS INTERNATIONAL
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2015               2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..             19,587             19,162             18,773
Units issued and
   transferred from other
   funding options.......                842              1,226              7,789
Units redeemed and
   transferred to other
   funding options.......            (7,942)              (801)            (7,400)
                           -----------------  -----------------  -----------------
Units end of year........             12,487             19,587             19,162
                           =================  =================  =================

                                                 AMERICAN FUNDS
                                      U.S. GOVERNMENT/AAA-RATED SECURITIES
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2015                2014               2013
                           ------------------  -----------------  ------------------

Units beginning of year..               2,082              2,093               1,972
Units issued and
   transferred from other
   funding options.......                 109                 54                 220
Units redeemed and
   transferred to other
   funding options.......                (66)               (65)                (99)
                           ------------------  -----------------  ------------------
Units end of year........               2,125              2,082               2,093
                           ==================  =================  ==================



                                        DREYFUS VIF INTERNATIONAL VALUE
                                              INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2015               2014                2013
                           ------------------  -----------------  ------------------

Units beginning of year..              15,519             15,672              16,013
Units issued and
   transferred from other
   funding options.......                  --                 --                  11
Units redeemed and
   transferred to other
   funding options.......               (156)              (153)               (352)
                           ------------------  -----------------  ------------------
Units end of year........              15,363             15,519              15,672
                           ==================  =================  ==================



                                       FIDELITY VIP ASSET MANAGER: GROWTH
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2015                2014               2013
                           ------------------  -----------------  ------------------

Units beginning of year..             135,053            132,058             164,596
Units issued and
   transferred from other
   funding options.......              16,970             11,986              11,097
Units redeemed and
   transferred to other
   funding options.......            (30,924)            (8,991)            (43,635)
                           ------------------  -----------------  ------------------
Units end of year........             121,099            135,053             132,058
                           ==================  =================  ==================



                                            FIDELITY VIP CONTRAFUND
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2015               2014                2013
                           -----------------  ------------------  -----------------

Units beginning of year..            113,831             115,785            147,414
Units issued and
   transferred from other
   funding options.......             11,187               6,940              9,977
Units redeemed and
   transferred to other
   funding options.......           (17,183)             (8,894)           (41,606)
                           -----------------  ------------------  -----------------
Units end of year........            107,835             113,831            115,785
                           =================  ==================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013:


                                          FIDELITY VIP EQUITY-INCOME
                                              INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2015               2014                2013
                           -----------------  ------------------  ------------------

Units beginning of year..              1,259               1,817               4,431
Units issued and
   transferred from other
   funding options.......                122                 100                 860
Units redeemed and
   transferred to other
   funding options.......              (712)               (658)             (3,474)
                           -----------------  ------------------  ------------------
Units end of year........                669               1,259               1,817
                           =================  ==================  ==================


                                           FIDELITY VIP FREEDOM 2010
                                              INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2015               2014                2013
                           ------------------  -----------------  ------------------

Units beginning of year..               3,474              3,488               3,378
Units issued and
   transferred from other
   funding options.......               8,348              7,340                 118
Units redeemed and
   transferred to other
   funding options.......            (10,430)            (7,354)                 (8)
                           ------------------  -----------------  ------------------
Units end of year........               1,392              3,474               3,488
                           ==================  =================  ==================


                                            FIDELITY VIP FREEDOM 2020
                                               INVESTMENT DIVISION
                           ----------------------------------------------------------
                                  2015                2014                2013
                           ------------------  ------------------  ------------------

Units beginning of year..              56,045              58,587              51,279
Units issued and
   transferred from other
   funding options.......              12,806              25,007               9,018
Units redeemed and
   transferred to other
   funding options.......            (37,904)            (27,549)             (1,710)
                           ------------------  ------------------  ------------------
Units end of year........              30,947              56,045              58,587
                           ==================  ==================  ==================


                                            FIDELITY VIP FREEDOM 2025
                                               INVESTMENT DIVISION
                           ----------------------------------------------------------
                                  2015                2014              2013 (b)
                           ------------------  ------------------  ------------------

Units beginning of year..               1,914               2,149                  --
Units issued and
   transferred from other
   funding options.......              20,650                  --               2,321
Units redeemed and
   transferred to other
   funding options.......               (494)               (235)               (172)
                           ------------------  ------------------  ------------------
Units end of year........              22,070               1,914               2,149
                           ==================  ==================  ==================

                                           FIDELITY VIP FREEDOM 2030
                                              INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2015               2014                2013
                           -----------------  ------------------  ------------------

Units beginning of year..              5,911               4,709               3,939
Units issued and
   transferred from other
   funding options.......             20,629              23,056                 811
Units redeemed and
   transferred to other
   funding options.......           (17,842)            (21,854)                (41)
                           -----------------  ------------------  ------------------
Units end of year........              8,698               5,911               4,709
                           =================  ==================  ==================


                                          FIDELITY VIP FREEDOM 2040
                                             INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2015              2014              2013 (c)
                           -----------------  -----------------  ------------------

Units beginning of year..              3,374                782                  --
Units issued and
   transferred from other
   funding options.......             12,698             10,224                 784
Units redeemed and
   transferred to other
   funding options.......           (10,431)            (7,632)                 (2)
                           -----------------  -----------------  ------------------
Units end of year........              5,641              3,374                 782
                           =================  =================  ==================


                                           FIDELITY VIP FREEDOM 2050
                                              INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2015               2014                2013
                           -----------------  ------------------  ------------------

Units beginning of year..              1,669               1,444               1,468
Units issued and
   transferred from other
   funding options.......              8,271               7,473                   1
Units redeemed and
   transferred to other
   funding options.......            (6,719)             (7,248)                (25)
                           -----------------  ------------------  ------------------
Units end of year........              3,221               1,669               1,444
                           =================  ==================  ==================


                                           FIDELITY VIP HIGH INCOME
                                              INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2015               2014                2013
                           -----------------  ------------------  ------------------

Units beginning of year..              8,712               8,598               8,955
Units issued and
   transferred from other
   funding options.......              2,652                 576                   4
Units redeemed and
   transferred to other
   funding options.......              (563)               (462)               (361)
                           -----------------  ------------------  ------------------
Units end of year........             10,801               8,712               8,598
                           =================  ==================  ==================

                                      FIDELITY VIP INVESTMENT GRADE BOND
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2015               2014               2013
                           -----------------  -----------------  ------------------

Units beginning of year..             76,739            109,725             144,729
Units issued and
   transferred from other
   funding options.......              3,210             29,160              74,632
Units redeemed and
   transferred to other
   funding options.......            (4,702)           (62,146)           (109,636)
                           -----------------  -----------------  ------------------
Units end of year........             75,247             76,739             109,725
                           =================  =================  ==================


                                            FIDELITY VIP MID CAP
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2015                2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..              6,260              6,501             26,557
Units issued and
   transferred from other
   funding options.......                889                386                 46
Units redeemed and
   transferred to other
   funding options.......              (149)              (627)           (20,102)
                           -----------------  -----------------  -----------------
Units end of year........              7,000              6,260              6,501
                           =================  =================  =================


                                           FTVIPT FRANKLIN INCOME VIP
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2015                2014             2013 (d)
                           ------------------  ------------------  -----------------

Units beginning of year..                  28                   1                 --
Units issued and
   transferred from other
   funding options.......                  25                  32                  1
Units redeemed and
   transferred to other
   funding options.......                 (6)                 (5)                 --
                           ------------------  ------------------  -----------------
Units end of year........                  47                  28                  1
                           ==================  ==================  =================


                                  FTVIPT FRANKLIN MUTUAL GLOBAL DISCOVERY VIP
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2015               2014               2013
                           -----------------  -----------------  ------------------

Units beginning of year..             18,185             19,479              40,339
Units issued and
   transferred from other
   funding options.......              1,837              1,756               1,707
Units redeemed and
   transferred to other
   funding options.......            (1,490)            (3,050)            (22,567)
                           -----------------  -----------------  ------------------
Units end of year........             18,532             18,185              19,479
                           =================  =================  ==================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013:


                                         FTVIPT FRANKLIN MUTUAL SHARES VIP
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2015              2014             2013 (d)
                             -----------------  -----------------  -----------------

Units beginning of year....                109                 67                 --
Units issued and
   transferred from other
   funding options.........                 92                 50                 72
Units redeemed and
   transferred to other
   funding options.........                (7)                (8)                (5)
                             -----------------  -----------------  -----------------
Units end of year..........                194                109                 67
                             =================  =================  =================


                                          FTVIPT TEMPLETON FOREIGN VIP
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2015               2014               2013
                             -----------------  ----------------  -----------------

Units beginning of year....            276,787           203,220            225,312
Units issued and
   transferred from other
   funding options.........             39,852           129,250             22,322
Units redeemed and
   transferred to other
   funding options.........           (21,358)          (55,683)           (44,414)
                             -----------------  ----------------  -----------------
Units end of year..........            295,281           276,787            203,220
                             =================  ================  =================


                                        FTVIPT TEMPLETON GLOBAL BOND VIP
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2015               2014               2013
                             -----------------  -----------------  ----------------

Units beginning of year....             49,895             54,283            18,556
Units issued and
   transferred from other
   funding options.........             14,084              1,227            40,703
Units redeemed and
   transferred to other
   funding options.........           (40,454)            (5,615)           (4,976)
                             -----------------  -----------------  ----------------
Units end of year..........             23,525             49,895            54,283
                             =================  =================  ================


                                            GOLDMAN SACHS MID-CAP VALUE
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2015              2014               2013
                             -----------------  -----------------  -----------------

Units beginning of year....             10,570             11,790             15,625
Units issued and
   transferred from other
   funding options.........                 --                140                 --
Units redeemed and
   transferred to other
   funding options.........              (736)            (1,360)            (3,835)
                             -----------------  -----------------  -----------------
Units end of year..........              9,834             10,570             11,790
                             =================  =================  =================

                                     GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2015               2014                2013
                           ------------------  -----------------  ------------------

Units beginning of year..               1,766              2,114               1,925
Units issued and
   transferred from other
   funding options.......                  53                111                 460
Units redeemed and
   transferred to other
   funding options.......               (174)              (459)               (271)
                           ------------------  -----------------  ------------------
Units end of year........               1,645              1,766               2,114
                           ==================  =================  ==================


                                              INVESCO V.I. COMSTOCK
                                               INVESTMENT DIVISION
                           ----------------------------------------------------------
                                  2015                2014                2013
                           ------------------  ------------------  ------------------

Units beginning of year..              18,652              18,458              18,847
Units issued and
   transferred from other
   funding options.......               1,183                 598                  11
Units redeemed and
   transferred to other
   funding options.......               (576)               (404)               (400)
                           ------------------  ------------------  ------------------
Units end of year........              19,259              18,652              18,458
                           ==================  ==================  ==================


                                        INVESCO V.I. INTERNATIONAL GROWTH
                                               INVESTMENT DIVISION
                           ----------------------------------------------------------
                                  2015                2014                2013
                           ------------------  ------------------  ------------------

Units beginning of year..              14,202              16,229             314,797
Units issued and
   transferred from other
   funding options.......                 674                 795              15,364
Units redeemed and
   transferred to other
   funding options.......             (1,191)             (2,882)           (313,932)
                           ------------------  ------------------  ------------------
Units end of year........              13,685              14,202              16,229
                           ==================  ==================  ==================


                                             JANUS ASPEN BALANCED
                                              INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2015               2014                2013
                           -----------------  ------------------  ------------------

Units beginning of year..             44,817              44,471              59,065
Units issued and
   transferred from other
   funding options.......              2,768               4,121               1,895
Units redeemed and
   transferred to other
   funding options.......            (2,200)             (3,775)            (16,489)
                           -----------------  ------------------  ------------------
Units end of year........             45,385              44,817              44,471
                           =================  ==================  ==================

                                               JANUS ASPEN FORTY
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2015               2014                2013
                           ------------------  -----------------  -----------------

Units beginning of year..              20,307             34,817             46,505
Units issued and
   transferred from other
   funding options.......                 500                912              1,234
Units redeemed and
   transferred to other
   funding options.......               (881)           (15,422)           (12,922)
                           ------------------  -----------------  -----------------
Units end of year........              19,926             20,307             34,817
                           ==================  =================  =================


                                                JANUS ASPEN JANUS
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2015                2014               2013
                           ------------------  -----------------  ------------------

Units beginning of year..              27,479             28,415              81,921
Units issued and
   transferred from other
   funding options.......                 407                699                 121
Units redeemed and
   transferred to other
   funding options.......             (2,363)            (1,635)            (53,627)
                           ------------------  -----------------  ------------------
Units end of year........              25,523             27,479              28,415
                           ==================  =================  ==================


                                             JANUS ASPEN OVERSEAS
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                 2015                2014               2013
                           -----------------  -----------------  ------------------

Units beginning of year..              1,884              2,403              17,627
Units issued and
   transferred from other
   funding options.......                223                240                 228
Units redeemed and
   transferred to other
   funding options.......              (539)              (759)            (15,452)
                           -----------------  -----------------  ------------------
Units end of year........              1,568              1,884               2,403
                           =================  =================  ==================


                                            MFS VIT GLOBAL EQUITY
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2015                2014              2013
                           -----------------  -----------------  -----------------

Units beginning of year..              7,650              7,761              7,233
Units issued and
   transferred from other
   funding options.......                430                357                716
Units redeemed and
   transferred to other
   funding options.......              (574)              (468)              (188)
                           -----------------  -----------------  -----------------
Units end of year........              7,506              7,650              7,761
                           =================  =================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013:


                                            MFS VIT NEW DISCOVERY
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2015               2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..              8,474              8,721              9,204
Units issued and
   transferred from other
   funding options.......                  8                  5                 --
Units redeemed and
   transferred to other
   funding options.......              (262)              (252)              (483)
                           -----------------  -----------------  -----------------
Units end of year........              8,220              8,474              8,721
                           =================  =================  =================


                                                 MFS VIT VALUE
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2015               2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..                903                978              1,049
Units issued and
   transferred from other
   funding options.......                 --              1,462                  1
Units redeemed and
   transferred to other
   funding options.......               (83)            (1,537)               (72)
                           -----------------  -----------------  -----------------
Units end of year........                820                903                978
                           =================  =================  =================


                                             MFS VIT II HIGH YIELD
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2015               2014             2013 (e)
                           -----------------  -----------------  -----------------

Units beginning of year..              7,587              8,075                 --
Units issued and
   transferred from other
   funding options.......                 40                  3              8,117
Units redeemed and
   transferred to other
   funding options.......              (163)              (491)               (42)
                           -----------------  -----------------  -----------------
Units end of year........              7,464              7,587              8,075
                           =================  =================  =================


                                       MIST AB GLOBAL DYNAMIC ALLOCATION
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2015               2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..              3,865              2,847                656
Units issued and
   transferred from other
   funding options.......              2,377              1,277              2,831
Units redeemed and
   transferred to other
   funding options.......            (1,530)              (259)              (640)
                           -----------------  -----------------  -----------------
Units end of year........              4,712              3,865              2,847
                           =================  =================  =================

                              MIST ALLIANZ GLOBAL INVESTORS
                                DYNAMIC MULTI-ASSET PLUS                  MIST AMERICAN FUNDS BALANCED ALLOCATION
                                   INVESTMENT DIVISION                              INVESTMENT DIVISION
                           ------------------------------------  --------------------------------------------------------
                                 2015              2014 (a)             2015               2014               2013
                           -----------------  -----------------  -----------------  ------------------  -----------------

Units beginning of year..                 72                 --             59,916              57,458             54,591
Units issued and
   transferred from other
   funding options.......             10,338                 96              5,741               6,662              6,481
Units redeemed and
   transferred to other
   funding options.......            (8,468)               (24)            (4,351)             (4,204)            (3,614)
                           -----------------  -----------------  -----------------  ------------------  -----------------
Units end of year........              1,942                 72             61,306              59,916             57,458
                           =================  =================  =================  ==================  =================



                                     MIST AMERICAN FUNDS GROWTH ALLOCATION
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2015               2014                2013
                           -----------------  -----------------  -----------------

Units beginning of year..            101,601            108,102             84,318
Units issued and
   transferred from other
   funding options.......             14,045             12,222             43,545
Units redeemed and
   transferred to other
   funding options.......           (10,606)           (18,723)           (19,761)
                           -----------------  -----------------  -----------------
Units end of year........            105,040            101,601            108,102
                           =================  =================  =================



                                   MIST AMERICAN FUNDS MODERATE ALLOCATION
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2015               2014              2013
                           -----------------  -----------------  -----------------

Units beginning of year..             71,127             64,895             49,584
Units issued and
   transferred from other
   funding options.......             14,053             12,069             22,287
Units redeemed and
   transferred to other
   funding options.......           (17,368)            (5,837)            (6,976)
                           -----------------  -----------------  -----------------
Units end of year........             67,812             71,127             64,895
                           =================  =================  =================

                                        MIST AQR GLOBAL RISK BALANCED
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2015               2014              2013
                           -----------------  -----------------  -----------------

Units beginning of year..             17,046             15,059              2,358
Units issued and
   transferred from other
   funding options.......              5,403              5,307             18,647
Units redeemed and
   transferred to other
   funding options.......            (8,350)            (3,320)            (5,946)
                           -----------------  -----------------  -----------------
Units end of year........             14,099             17,046             15,059
                           =================  =================  =================


                                   MIST BLACKROCK GLOBAL TACTICAL STRATEGIES
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                 2015                2014               2013
                           -----------------  -----------------  ------------------

Units beginning of year..             15,552              8,821               3,707
Units issued and
   transferred from other
   funding options.......              6,931              7,919               6,344
Units redeemed and
   transferred to other
   funding options.......            (4,020)            (1,188)             (1,230)
                           -----------------  -----------------  ------------------
Units end of year........             18,463             15,552               8,821
                           =================  =================  ==================


                                        MIST CLARION GLOBAL REAL ESTATE
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2015               2014                2013
                           ------------------  -----------------  -----------------

Units beginning of year..           1,424,610          1,412,669          1,388,419
Units issued and
   transferred from other
   funding options.......             197,300            493,788            302,475
Units redeemed and
   transferred to other
   funding options.......           (268,419)          (481,847)          (278,225)
                           ------------------  -----------------  -----------------
Units end of year........           1,353,491          1,424,610          1,412,669
                           ==================  =================  =================


                                      MIST CLEARBRIDGE AGGRESSIVE GROWTH
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2015               2014               2013
                           -----------------  ------------------  -----------------

Units beginning of year..          2,519,284           1,375,745          1,313,742
Units issued and
   transferred from other
   funding options.......            466,292           1,550,161            313,509
Units redeemed and
   transferred to other
   funding options.......          (607,947)           (406,622)          (251,506)
                           -----------------  ------------------  -----------------
Units end of year........          2,377,629           2,519,284          1,375,745
                           =================  ==================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013:


                                       MIST HARRIS OAKMARK INTERNATIONAL
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2015                2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..          1,446,693          1,980,844          1,421,965
Units issued and
   transferred from other
   funding options.......            200,787            220,406            863,606
Units redeemed and
   transferred to other
   funding options.......          (244,523)          (754,557)          (304,727)
                           -----------------  -----------------  -----------------
Units end of year........          1,402,957          1,446,693          1,980,844
                           =================  =================  =================


                                    MIST INVESCO BALANCED-RISK ALLOCATION
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2015              2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..             27,242             22,938              7,100
Units issued and
   transferred from other
   funding options.......             22,460              8,699             26,433
Units redeemed and
   transferred to other
   funding options.......           (14,407)            (4,395)           (10,595)
                           -----------------  -----------------  -----------------
Units end of year........             35,295             27,242             22,938
                           =================  =================  =================


                                         MIST INVESCO MID CAP VALUE
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2015               2014                2013
                           -----------------  -----------------  -----------------

Units beginning of year..          2,536,877          2,707,441          2,873,152
Units issued and
   transferred from other
   funding options.......            264,793            236,264            304,764
Units redeemed and
   transferred to other
   funding options.......          (365,099)          (406,828)          (470,475)
                           -----------------  -----------------  -----------------
Units end of year........          2,436,571          2,536,877          2,707,441
                           =================  =================  =================


                                         MIST INVESCO SMALL CAP GROWTH
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2015               2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..            249,054            251,143            245,733
Units issued and
   transferred from other
   funding options.......             41,305             57,371             77,189
Units redeemed and
   transferred to other
   funding options.......           (57,393)           (59,460)           (71,779)
                           -----------------  -----------------  -----------------
Units end of year........            232,966            249,054            251,143
                           =================  =================  =================

                                    MIST JPMORGAN GLOBAL ACTIVE ALLOCATION
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2015               2014               2013
                            ----------------  -----------------  -----------------

Units beginning of year..            135,962             93,835             17,811
Units issued and
   transferred from other
   funding options.......             36,613             54,885            119,559
Units redeemed and
   transferred to other
   funding options.......           (26,415)           (12,758)           (43,535)
                            ----------------  -----------------  -----------------
Units end of year........            146,160            135,962             93,835
                            ================  =================  =================


                                         MIST JPMORGAN SMALL CAP VALUE
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2015               2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..             12,640             11,410              2,300
Units issued and
   transferred from other
   funding options.......              2,473              3,528             10,018
Units redeemed and
   transferred to other
   funding options.......              (791)            (2,298)              (908)
                           -----------------  -----------------  -----------------
Units end of year........             14,322             12,640             11,410
                           =================  =================  =================


                                      MIST LOOMIS SAYLES GLOBAL MARKETS
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2015               2014             2013 (d)
                           -----------------  -----------------  -----------------

Units beginning of year..             21,302             21,834                 --
Units issued and
   transferred from other
   funding options.......              1,018              1,956             22,483
Units redeemed and
   transferred to other
   funding options.......            (6,104)            (2,488)              (649)
                           -----------------  -----------------  -----------------
Units end of year........             16,216             21,302             21,834
                           =================  =================  =================


                                      MIST LORD ABBETT BOND DEBENTURE
                                            INVESTMENT DIVISION
                           -----------------------------------------------------
                                 2015               2014              2013
                           -----------------  ----------------  ----------------

Units beginning of year..            941,028         1,003,912         1,063,203
Units issued and
   transferred from other
   funding options.......            147,194           169,905           133,374
Units redeemed and
   transferred to other
   funding options.......          (162,376)         (232,789)         (192,665)
                           -----------------  ----------------  ----------------
Units end of year........            925,846           941,028         1,003,912
                           =================  ================  ================

                                     MIST MET/TEMPLETON INTERNATIONAL BOND
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2015               2014               2013
                           -----------------  ------------------  -----------------

Units beginning of year..             11,790               5,967                181
Units issued and
   transferred from other
   funding options.......              4,916               6,422              7,357
Units redeemed and
   transferred to other
   funding options.......            (3,751)               (599)            (1,571)
                           -----------------  ------------------  -----------------
Units end of year........             12,955              11,790              5,967
                           =================  ==================  =================


                                        MIST METLIFE ASSET ALLOCATION 100
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2015               2014                2013
                           -----------------  ------------------  ------------------

Units beginning of year..          1,096,717           1,065,070           1,085,674
Units issued and
   transferred from other
   funding options.......            187,265             228,160             197,390
Units redeemed and
   transferred to other
   funding options.......          (191,206)           (196,513)           (217,994)
                           -----------------  ------------------  ------------------
Units end of year........          1,092,776           1,096,717           1,065,070
                           =================  ==================  ==================


                                          MIST METLIFE BALANCED PLUS
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2015                2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..             17,529              7,685              4,287
Units issued and
   transferred from other
   funding options.......              9,022             11,072              9,284
Units redeemed and
   transferred to other
   funding options.......            (6,320)            (1,228)            (5,886)
                           -----------------  -----------------  -----------------
Units end of year........             20,231             17,529              7,685
                           =================  =================  =================


                                    MIST METLIFE MULTI-INDEX TARGETED RISK
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2015               2014              2013 (d)
                           ------------------  -----------------  -----------------

Units beginning of year..                 968                 23                 --
Units issued and
   transferred from other
   funding options.......                 982                966                 91
Units redeemed and
   transferred to other
   funding options.......               (851)               (21)               (68)
                           ------------------  -----------------  -----------------
Units end of year........               1,099                968                 23
                           ==================  =================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013:


                                          MIST METLIFE SMALL CAP VALUE
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2015              2014               2013
                             -----------------  -----------------  ----------------

Units beginning of year....             36,751             41,430            50,513
Units issued and
   transferred from other
   funding options.........                595                892             3,119
Units redeemed and
   transferred to other
   funding options.........            (1,290)            (5,571)          (12,202)
                             -----------------  -----------------  ----------------
Units end of year..........             36,056             36,751            41,430
                             =================  =================  ================


                                        MIST MFS EMERGING MARKETS EQUITY
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2015              2014               2013
                             -----------------  -----------------  ----------------

Units beginning of year....             36,263             21,705             6,737
Units issued and
   transferred from other
   funding options.........             14,079             25,364            16,265
Units redeemed and
   transferred to other
   funding options.........            (5,952)           (10,806)           (1,297)
                             -----------------  -----------------  ----------------
Units end of year..........             44,390             36,263            21,705
                             =================  =================  ================


                                         MIST MFS RESEARCH INTERNATIONAL
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2015              2014               2013
                             -----------------  -----------------  ----------------

Units beginning of year....          1,025,165          1,065,499           920,691
Units issued and
   transferred from other
   funding options.........             97,048            100,778           300,336
Units redeemed and
   transferred to other
   funding options.........          (133,705)          (141,112)         (155,528)
                             -----------------  -----------------  ----------------
Units end of year..........            988,508          1,025,165         1,065,499
                             =================  =================  ================


                                       MIST MORGAN STANLEY MID CAP GROWTH
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2015              2014               2013
                             -----------------  -----------------  ----------------

Units beginning of year....         10,592,901         11,170,989        11,831,703
Units issued and
   transferred from other
   funding options.........          1,090,120          1,232,830         1,271,412
Units redeemed and
   transferred to other
   funding options.........        (1,538,600)        (1,810,918)       (1,932,126)
                             -----------------  -----------------  ----------------
Units end of year..........         10,144,421         10,592,901        11,170,989
                             =================  =================  ================

                                                                                           MIST
                                                                                      PANAGORA GLOBAL
                                        MIST OPPENHEIMER GLOBAL EQUITY               DIVERSIFIED RISK
                                              INVESTMENT DIVISION                   INVESTMENT DIVISION
                           -------------------------------------------------------  -------------------
                                  2015               2014               2013             2015 (f)
                            ----------------  -----------------  -----------------  -------------------

Units beginning of year..          1,580,006          1,679,985          1,769,256                 --
Units issued and
   transferred from other
   funding options.......            214,184            175,615            403,190              8,768
Units redeemed and
   transferred to other
   funding options.......          (244,196)          (275,594)          (492,461)            (8,758)
                            ----------------  -----------------  -----------------  -------------------
Units end of year........          1,549,994          1,580,006          1,679,985                 10
                            ================  =================  =================  ===================




                                      MIST PIMCO INFLATION PROTECTED BOND
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2015               2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..            747,392            755,274            837,709
Units issued and
   transferred from other
   funding options.......            113,438            177,981            212,906
Units redeemed and
   transferred to other
   funding options.......          (169,445)          (185,863)          (295,341)
                           -----------------  -----------------  -----------------
Units end of year........            691,385            747,392            755,274
                           =================  =================  =================




                                           MIST PIMCO TOTAL RETURN
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2015               2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..          2,149,016          2,464,593          2,365,572
Units issued and
   transferred from other
   funding options.......            253,114            274,736            638,791
Units redeemed and
   transferred to other
   funding options.......          (374,537)          (590,313)          (539,770)
                           -----------------  -----------------  -----------------
Units end of year........          2,027,593          2,149,016          2,464,593
                           =================  =================  =================

                                                MIST PIONEER FUND
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2015               2014               2013
                             -----------------  ----------------  -----------------

Units beginning of year....             10,521            10,624             13,454
Units issued and
   transferred from other
   funding options.........                 44                --                 95
Units redeemed and
   transferred to other
   funding options.........            (2,309)             (103)            (2,925)
                             -----------------  ----------------  -----------------
Units end of year..........              8,256            10,521             10,624
                             =================  ================  =================


                                            MIST PYRAMIS MANAGED RISK
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2015               2014             2013 (d)
                             -----------------  ----------------  -----------------

Units beginning of year....                 13                 3                 --
Units issued and
   transferred from other
   funding options.........                393                15                  3
Units redeemed and
   transferred to other
   funding options.........              (375)               (5)                 --
                             -----------------  ----------------  -----------------
Units end of year..........                 31                13                  3
                             =================  ================  =================


                                        MIST SCHRODERS GLOBAL MULTI-ASSET
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2015               2014               2013
                             -----------------  ----------------  -----------------

Units beginning of year....             24,844            19,086              5,334
Units issued and
   transferred from other
   funding options.........             15,177             8,293             18,632
Units redeemed and
   transferred to other
   funding options.........           (10,324)           (2,535)            (4,880)
                             -----------------  ----------------  -----------------
Units end of year..........             29,697            24,844             19,086
                             =================  ================  =================


                                          MIST SSGA GROWTH AND INCOME ETF
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                   2015                2014              2013
                             -----------------  -----------------  -----------------

Units beginning of year....            467,656            503,743            450,776
Units issued and
   transferred from other
   funding options.........             77,796             91,210            138,933
Units redeemed and
   transferred to other
   funding options.........           (75,098)          (127,297)           (85,966)
                             -----------------  -----------------  -----------------
Units end of year..........            470,354            467,656            503,743
                             =================  =================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013:


                                               MIST SSGA GROWTH ETF
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                   2015                2014              2013
                             -----------------  -----------------  -----------------

Units beginning of year....            398,249            366,821            332,667
Units issued and
   transferred from other
   funding options.........             95,075            110,844            106,864
Units redeemed and
   transferred to other
   funding options.........           (71,452)           (79,416)           (72,710)
                             -----------------  -----------------  -----------------
Units end of year..........            421,872            398,249            366,821
                             =================  =================  =================


                                      MIST T. ROWE PRICE LARGE CAP VALUE
                                              INVESTMENT DIVISION
                             -----------------------------------------------------
                                   2015              2014               2013
                             ----------------  -----------------  ----------------

Units beginning of year....           133,581            128,280           112,114
Units issued and
   transferred from other
   funding options.........               514              7,180            30,343
Units redeemed and
   transferred to other
   funding options.........          (17,063)            (1,879)          (14,177)
                             ----------------  -----------------  ----------------
Units end of year..........           117,032            133,581           128,280
                             ================  =================  ================


                                        MIST T. ROWE PRICE MID CAP GROWTH
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2015               2014               2013
                             -----------------  ----------------  -----------------

Units beginning of year....          1,478,700         1,482,938          1,544,904
Units issued and
   transferred from other
   funding options.........            325,674           265,792            265,706
Units redeemed and
   transferred to other
   funding options.........          (295,823)         (270,030)          (327,672)
                             -----------------  ----------------  -----------------
Units end of year..........          1,508,551         1,478,700          1,482,938
                             =================  ================  =================


                                           MIST WMC LARGE CAP RESEARCH
                                               INVESTMENT DIVISION
                             -----------------------------------------------------
                                   2015              2014               2013
                             ----------------  -----------------  ----------------

Units beginning of year....        10,583,026         11,184,832        11,913,338
Units issued and
   transferred from other
   funding options.........           847,471          1,115,535         1,167,810
Units redeemed and
   transferred to other
   funding options.........       (1,460,772)        (1,717,341)       (1,896,316)
                             ----------------  -----------------  ----------------
Units end of year..........         9,969,725         10,583,026        11,184,832
                             ================  =================  ================

                                    MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2015               2014               2013
                           -----------------  -----------------  ------------------

Units beginning of year..          2,569,893          2,695,199           2,785,901
Units issued and
   transferred from other
   funding options.......            347,116            341,419             371,228
Units redeemed and
   transferred to other
   funding options.......          (434,216)          (466,725)           (461,930)
                           -----------------  -----------------  ------------------
Units end of year........          2,482,793          2,569,893           2,695,199
                           =================  =================  ==================


                                       MSF BARCLAYS AGGREGATE BOND INDEX
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2015                2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..          6,012,506          5,904,440          5,528,875
Units issued and
   transferred from other
   funding options.......            869,690          1,175,001          1,310,705
Units redeemed and
   transferred to other
   funding options.......        (1,063,054)        (1,066,935)          (935,140)
                           -----------------  -----------------  -----------------
Units end of year........          5,819,142          6,012,506          5,904,440
                           =================  =================  =================


                                           MSF BLACKROCK BOND INCOME
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2015               2014               2013
                           ------------------  -----------------  -----------------

Units beginning of year..           3,018,880          3,164,737          3,286,524
Units issued and
   transferred from other
   funding options.......             413,695            388,693            408,801
Units redeemed and
   transferred to other
   funding options.......           (592,052)          (534,550)          (530,588)
                           ------------------  -----------------  -----------------
Units end of year........           2,840,523          3,018,880          3,164,737
                           ==================  =================  =================


                                     MSF BLACKROCK CAPITAL APPRECIATION
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2015               2014              2013
                           -----------------  -----------------  -----------------

Units beginning of year..            414,973          1,238,069          1,083,757
Units issued and
   transferred from other
   funding options.......             70,459             69,171            306,867
Units redeemed and
   transferred to other
   funding options.......           (75,820)          (892,267)          (152,555)
                           -----------------  -----------------  -----------------
Units end of year........            409,612            414,973          1,238,069
                           =================  =================  =================

                                          MSF BLACKROCK LARGE CAP VALUE
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2015               2014               2013
                             -----------------  ----------------  -----------------

Units beginning of year....            943,466           952,777            972,398
Units issued and
   transferred from other
   funding options.........            144,666           168,601            172,172
Units redeemed and
   transferred to other
   funding options.........          (166,523)         (177,912)          (191,793)
                             -----------------  ----------------  -----------------
Units end of year..........            921,609           943,466            952,777
                             =================  ================  =================


                                           MSF BLACKROCK MONEY MARKET
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2015               2014              2013
                             -----------------  ----------------  -----------------

Units beginning of year....          1,682,938         1,334,062          1,306,002
Units issued and
   transferred from other
   funding options.........            357,312         1,140,932            573,675
Units redeemed and
   transferred to other
   funding options.........          (653,316)         (792,056)          (545,615)
                             -----------------  ----------------  -----------------
Units end of year..........          1,386,934         1,682,938          1,334,062
                             =================  ================  =================


                                           MSF FRONTIER MID CAP GROWTH
                                               INVESTMENT DIVISION
                             -----------------------------------------------------
                                   2015              2014               2013
                             ----------------  -----------------  ----------------

Units beginning of year....         6,861,561          7,328,205         8,053,406
Units issued and
   transferred from other
   funding options.........           503,551            603,587           669,008
Units redeemed and
   transferred to other
   funding options.........         (872,778)        (1,070,231)       (1,394,209)
                             ----------------  -----------------  ----------------
Units end of year..........         6,492,334          6,861,561         7,328,205
                             ================  =================  ================


                                               MSF JENNISON GROWTH
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2015              2014               2013
                             -----------------  -----------------  ----------------

Units beginning of year....            975,379          1,014,111         1,151,518
Units issued and
   transferred from other
   funding options.........            152,823            170,080           133,920
Units redeemed and
   transferred to other
   funding options.........          (192,375)          (208,812)         (271,327)
                             -----------------  -----------------  ----------------
Units end of year..........            935,827            975,379         1,014,111
                             =================  =================  ================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013:


                                       MSF LOOMIS SAYLES SMALL CAP CORE
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2015               2014                2013
                           -----------------  -----------------  -----------------

Units beginning of year..             78,544             81,272             88,479
Units issued and
   transferred from other
   funding options.......              5,343              7,450              9,232
Units redeemed and
   transferred to other
   funding options.......           (11,017)           (10,178)           (16,439)
                           -----------------  -----------------  -----------------
Units end of year........             72,870             78,544             81,272
                           =================  =================  =================


                                      MSF LOOMIS SAYLES SMALL CAP GROWTH
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2015               2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..            532,728            575,475            569,420
Units issued and
   transferred from other
   funding options.......             77,825             93,547            141,821
Units redeemed and
   transferred to other
   funding options.......           (95,180)          (136,294)          (135,766)
                           -----------------  -----------------  -----------------
Units end of year........            515,373            532,728            575,475
                           =================  =================  =================


                                        MSF MET/ARTISAN MID CAP VALUE
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2015               2014              2013
                           -----------------  -----------------  -----------------

Units beginning of year..            171,419            179,229            188,777
Units issued and
   transferred from other
   funding options.......             17,894             19,314             34,357
Units redeemed and
   transferred to other
   funding options.......           (29,417)           (27,124)           (43,905)
                           -----------------  -----------------  -----------------
Units end of year........            159,896            171,419            179,229
                           =================  =================  =================


                                       MSF METLIFE ASSET ALLOCATION 20
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2015               2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..            311,182            302,268            330,868
Units issued and
   transferred from other
   funding options.......             56,467             96,285             80,970
Units redeemed and
   transferred to other
   funding options.......           (60,492)           (87,371)          (109,570)
                           -----------------  -----------------  -----------------
Units end of year........            307,157            311,182            302,268
                           =================  =================  =================

                                         MSF METLIFE ASSET ALLOCATION 40
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2015                2014               2013
                           ------------------  -----------------  ------------------

Units beginning of year..             537,152            528,645             548,694
Units issued and
   transferred from other
   funding options.......             145,986            114,747             132,624
Units redeemed and
   transferred to other
   funding options.......           (172,701)          (106,240)           (152,673)
                           ------------------  -----------------  ------------------
Units end of year........             510,437            537,152             528,645
                           ==================  =================  ==================


                                        MSF METLIFE ASSET ALLOCATION 60
                                              INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2015               2014                2013
                           ------------------  -----------------  ------------------

Units beginning of year..           2,946,636          2,959,238           3,085,848
Units issued and
   transferred from other
   funding options.......             339,199            485,403             570,724
Units redeemed and
   transferred to other
   funding options.......           (457,196)          (498,005)           (697,334)
                           ------------------  -----------------  ------------------
Units end of year........           2,828,639          2,946,636           2,959,238
                           ==================  =================  ==================


                                         MSF METLIFE ASSET ALLOCATION 80
                                               INVESTMENT DIVISION
                           ---------------------------------------------------------
                                  2015                2014               2013
                           ------------------  -----------------  ------------------

Units beginning of year..           5,267,738          5,304,870           5,433,641
Units issued and
   transferred from other
   funding options.......             601,128            762,440             951,279
Units redeemed and
   transferred to other
   funding options.......           (760,462)          (799,572)         (1,080,050)
                           ------------------  -----------------  ------------------
Units end of year........           5,108,404          5,267,738           5,304,870
                           ==================  =================  ==================


                                        MSF METLIFE MID CAP STOCK INDEX
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2015               2014                2013
                           -----------------  ------------------  -----------------

Units beginning of year..          2,603,842           3,096,714          2,971,386
Units issued and
   transferred from other
   funding options.......            303,111             344,308            688,636
Units redeemed and
   transferred to other
   funding options.......          (401,893)           (837,180)          (563,308)
                           -----------------  ------------------  -----------------
Units end of year........          2,505,060           2,603,842          3,096,714
                           =================  ==================  =================

                                             MSF METLIFE STOCK INDEX
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2015               2014               2013
                             -----------------  ----------------  -----------------

Units beginning of year....         31,845,594        33,504,283         35,058,600
Units issued and
   transferred from other
   funding options.........          3,048,757         3,230,743          3,838,942
Units redeemed and
   transferred to other
   funding options.........        (4,159,659)       (4,889,432)        (5,393,259)
                             -----------------  ----------------  -----------------
Units end of year..........         30,734,692        31,845,594         33,504,283
                             =================  ================  =================


                                              MSF MFS TOTAL RETURN
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2015               2014              2013
                             ----------------  -----------------  -----------------

Units beginning of year....           495,079            516,460            523,594
Units issued and
   transferred from other
   funding options.........            76,608             64,664             78,131
Units redeemed and
   transferred to other
   funding options.........          (82,509)           (86,045)           (85,265)
                             ----------------  -----------------  -----------------
Units end of year..........           489,178            495,079            516,460
                             ================  =================  =================


                                                   MSF MFS VALUE
                                                INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2015              2014               2013
                              ----------------  -----------------  ----------------

Units beginning of year....          3,651,820          3,880,440         3,634,888
Units issued and
   transferred from other
   funding options.........            362,018            410,647           938,625
Units redeemed and
   transferred to other
   funding options.........          (557,996)          (639,267)         (693,073)
                              ----------------  -----------------  ----------------
Units end of year..........          3,455,842          3,651,820         3,880,440
                              ================  =================  ================


                                               MSF MSCI EAFE INDEX
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2015              2014               2013
                             -----------------  ----------------  -----------------

Units beginning of year....          4,721,774         4,619,766          4,738,737
Units issued and
   transferred from other
   funding options.........            694,105           958,783            768,969
Units redeemed and
   transferred to other
   funding options.........          (731,504)         (856,775)          (887,940)
                             -----------------  ----------------  -----------------
Units end of year..........          4,684,375         4,721,774          4,619,766
                             =================  ================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013:


                                         MSF NEUBERGER BERMAN GENESIS
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2015                2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..          3,467,583          3,669,017          3,701,342
Units issued and
   transferred from other
   funding options.......            312,240            372,237            615,549
Units redeemed and
   transferred to other
   funding options.......          (508,737)          (573,671)          (647,874)
                           -----------------  -----------------  -----------------
Units end of year........          3,271,086          3,467,583          3,669,017
                           =================  =================  =================


                                            MSF RUSSELL 2000 INDEX
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2015               2014                2013
                           -----------------  -----------------  -----------------

Units beginning of year..          2,260,930          2,328,388          2,492,581
Units issued and
   transferred from other
   funding options.......            287,495            345,889            288,294
Units redeemed and
   transferred to other
   funding options.......          (364,903)          (413,347)          (452,487)
                           -----------------  -----------------  -----------------
Units end of year........          2,183,522          2,260,930          2,328,388
                           =================  =================  =================


                                      MSF T. ROWE PRICE LARGE CAP GROWTH
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2015               2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..          3,259,625          3,427,787          2,902,055
Units issued and
   transferred from other
   funding options.......            404,951            389,494          1,182,376
Units redeemed and
   transferred to other
   funding options.......          (554,701)          (557,656)          (656,644)
                           -----------------  -----------------  -----------------
Units end of year........          3,109,875          3,259,625          3,427,787
                           =================  =================  =================


                                      MSF T. ROWE PRICE SMALL CAP GROWTH
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2015               2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..          2,818,717          3,406,451          3,660,384
Units issued and
   transferred from other
   funding options.......            266,479            292,004            337,801
Units redeemed and
   transferred to other
   funding options.......          (393,277)          (879,738)          (591,734)
                           -----------------  -----------------  -----------------
Units end of year........          2,691,919          2,818,717          3,406,451
                           =================  =================  =================


                                       MSF VAN ECK GLOBAL NATURAL RESOURCES
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2015              2014               2013
                             -----------------  -----------------  -----------------

Units beginning of year....              1,164                916                319
Units issued and
   transferred from other
   funding options.........                743                698                661
Units redeemed and
   transferred to other
   funding options.........              (204)              (450)               (64)
                             -----------------  -----------------  -----------------
Units end of year..........              1,703              1,164                916
                             =================  =================  =================


                                          MSF WESTERN ASSET MANAGEMENT
                                          STRATEGIC BOND OPPORTUNITIES
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2015               2014               2013
                             ----------------  -----------------  -----------------

Units beginning of year....           989,244          1,022,252          1,037,022
Units issued and
   transferred from other
   funding options.........           135,162            135,497            177,853
Units redeemed and
   transferred to other
   funding options.........         (159,944)          (168,505)          (192,623)
                             ----------------  -----------------  -----------------
Units end of year..........           964,462            989,244          1,022,252
                             ================  =================  =================



                                  MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2015               2014               2013
                             -----------------  ----------------  -----------------

Units beginning of year....            904,420           935,377            936,357
Units issued and
   transferred from other
   funding options.........            138,201           141,439            186,398
Units redeemed and
   transferred to other
   funding options.........          (172,219)         (172,396)          (187,378)
                             -----------------  ----------------  -----------------
Units end of year..........            870,402           904,420            935,377
                             =================  ================  =================



                                                MSF WMC BALANCED
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2015               2014               2013
                             -----------------  -----------------  ----------------

Units beginning of year....          8,541,626          9,093,665         9,597,280
Units issued and
   transferred from other
   funding options.........            766,101            836,836         1,003,288
Units redeemed and
   transferred to other
   funding options.........        (1,277,914)        (1,388,875)       (1,506,903)
                             -----------------  -----------------  ----------------
Units end of year..........          8,029,813          8,541,626         9,093,665
                             =================  =================  ================

                                                                                               OPPENHEIMER VA
                                        MSF WMC CORE EQUITY OPPORTUNITIES                   MAIN STREET SMALL CAP
                                               INVESTMENT DIVISION                           INVESTMENT DIVISION
                             ------------------------------------------------------  -----------------------------------
                                   2015               2014               2013              2015             2014 (g)
                             -----------------  ----------------  -----------------  -----------------  ----------------

Units beginning of year....          1,304,591         1,389,950          1,511,861                140                --
Units issued and
   transferred from other
   funding options.........            121,985           130,153            186,017                176               143
Units redeemed and
   transferred to other
   funding options.........          (201,601)         (215,512)          (307,928)               (26)               (3)
                             -----------------  ----------------  -----------------  -----------------  ----------------
Units end of year..........          1,224,975         1,304,591          1,389,950                290               140
                             =================  ================  =================  =================  ================



                                               PIMCO VIT ALL ASSET
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2015              2014               2013
                             -----------------  ----------------  -----------------

Units beginning of year....             70,102            72,143             10,325
Units issued and
   transferred from other
   funding options.........              3,231               784             69,923
Units redeemed and
   transferred to other
   funding options.........           (63,965)           (2,825)            (8,105)
                             -----------------  ----------------  -----------------
Units end of year..........              9,368            70,102             72,143
                             =================  ================  =================



                                     PIMCO VIT COMMODITYREALRETURN STRATEGY
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2015               2014             2013 (d)
                             -----------------  ----------------  -----------------

Units beginning of year....              3,576               479                 --
Units issued and
   transferred from other
   funding options.........                331             3,227                502
Units redeemed and
   transferred to other
   funding options.........            (2,512)             (130)               (23)
                             -----------------  ----------------  -----------------
Units end of year..........              1,395             3,576                479
                             =================  ================  =================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013:


                                          PIMCO VIT LOW DURATION
                                            INVESTMENT DIVISION
                           ------------------------------------------------------
                                 2015               2014              2013
                           -----------------  ----------------  -----------------

Units beginning of year..            123,927           126,188             79,088
Units issued and
   transferred from other
   funding options.......                105               265             72,882
Units redeemed and
   transferred to other
   funding options.......           (58,507)           (2,526)           (25,782)
                           -----------------  ----------------  -----------------
Units end of year........             65,525           123,927            126,188
                           =================  ================  =================


                                          PIONEER VCT MID CAP VALUE
                                             INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2015               2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..              1,012                828              3,389
Units issued and
   transferred from other
   funding options.......                 --                242                 --
Units redeemed and
   transferred to other
   funding options.......              (299)               (58)            (2,561)
                           -----------------  -----------------  -----------------
Units end of year........                713              1,012                828
                           =================  =================  =================


                                         PUTNAM VT INTERNATIONAL VALUE
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2015               2014             2013 (b)
                           -----------------  -----------------  -----------------

Units beginning of year..                239                239                 --
Units issued and
   transferred from other
   funding options.......                 54                 49                250
Units redeemed and
   transferred to other
   funding options.......               (54)               (49)               (11)
                           -----------------  -----------------  -----------------
Units end of year........                239                239                239
                           =================  =================  =================


                                                ROYCE MICRO-CAP
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                  2015               2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..                417                374             21,685
Units issued and
   transferred from other
   funding options.......                 52                 47                101
Units redeemed and
   transferred to other
   funding options.......                (4)                (4)           (21,412)
                           -----------------  -----------------  -----------------
Units end of year........                465                417                374
                           =================  =================  =================

                                                ROYCE SMALL-CAP
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2015                2014               2013
                           -----------------  -----------------  -----------------

Units beginning of year..              2,265             31,356             33,234
Units issued and
   transferred from other
   funding options.......                619             18,250             10,487
Units redeemed and
   transferred to other
   funding options.......              (186)           (47,341)           (12,365)
                           -----------------  -----------------  -----------------
Units end of year........              2,698              2,265             31,356
                           =================  =================  =================


                                           UIF EMERGING MARKETS DEBT
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2015               2014               2013
                           ------------------  -----------------  -----------------

Units beginning of year..              23,590             35,538             33,059
Units issued and
   transferred from other
   funding options.......               7,582              1,488              5,716
Units redeemed and
   transferred to other
   funding options.......             (3,603)           (13,436)            (3,237)
                           ------------------  -----------------  -----------------
Units end of year........              27,569             23,590             35,538
                           ==================  =================  =================


                                          UIF EMERGING MARKETS EQUITY
                                              INVESTMENT DIVISION
                           -------------------------------------------------------
                                 2015               2014                2013
                           -----------------  -----------------  -----------------

Units beginning of year..            150,699             83,866             69,412
Units issued and
   transferred from other
   funding options.......             52,324             88,221             25,714
Units redeemed and
   transferred to other
   funding options.......           (26,053)           (21,388)           (11,260)
                           -----------------  -----------------  -----------------
Units end of year........            176,970            150,699             83,866
                           =================  =================  =================


                                       WELLS FARGO VT TOTAL RETURN BOND
                                              INVESTMENT DIVISION
                           --------------------------------------------------------
                                  2015               2014               2013
                           -----------------  -----------------  ------------------

Units beginning of year..             59,676             16,006              29,620
Units issued and
   transferred from other
   funding options.......             94,215             47,678               3,045
Units redeemed and
   transferred to other
   funding options.......          (139,823)            (4,008)            (16,659)
                           -----------------  -----------------  ------------------
Units end of year........             14,068             59,676              16,006
                           =================  =================  ==================


(a) For the period April 28, 2014 to December 31, 2014.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) For the period April 29, 2013 to December 31, 2013.
(e) For the period August 19, 2013 to December 31, 2013.
(f) Commenced April 28, 2014 and began transactions in 2015.
(g) Commenced April 28, 2008 and began transactions in 2014.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio or series, for the respective stated periods in the five years ended December 31, 2015:

                                                  AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -----------------------------------------  --------------------------------------------------
                                                     UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                      LOWEST TO        NET          INCOME          LOWEST TO          LOWEST TO
                                          UNITS      HIGHEST ($)   ASSETS ($)      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -----------  --------------  ------------  -------------  ----------------  -----------------
  AB Global Thematic Growth     2015        5,659            7.03        39,803        --                0.00                  2.65
     Investment Division        2014       11,048            6.85        75,700        --                0.00                  4.81
                                2013       10,121            6.54        66,166      0.02                0.00                 22.93
                                2012       11,630            5.32        61,856        --                0.00                 13.24
                                2011      914,212            4.70     4,293,695      0.43                0.00               (23.40)

  AB Intermediate Bond          2015        3,779           16.02        60,559      3.34                0.00                (0.18)
     Investment Division        2014        3,712           16.05        59,589      3.24                0.00                  6.22
                                2013        3,812           15.11        57,615      3.09                0.00                (2.34)
                                2012        6,675           15.48       103,300      3.42                0.00                  5.79
                                2011        3,232           14.63        47,286      4.56                0.00                  6.38

  American Century VP           2015            4           21.12            83        --                0.00                  1.93
     Capital Appreciation       2014           21           20.72           432        --                0.00                 11.65
     Investment Division
     (Commenced 4/28/2014)

  American Funds Bond           2015      437,856   12.59 - 23.10     6,208,120      1.73         0.00 - 0.90         (0.62) - 0.27
     Investment Division        2014      422,554   12.67 - 23.04     5,975,916      1.99         0.00 - 0.90           4.33 - 5.28
                                2013      417,001   12.15 - 21.88     5,589,275      1.83         0.00 - 0.90       (3.03) - (2.16)
                                2012      397,946   12.53 - 22.37     5,420,310      2.55         0.00 - 0.90           4.42 - 5.37
                                2011      367,699   11.99 - 21.23     4,735,459      3.08         0.00 - 0.90           5.15 - 6.10

  American Funds Global         2015    1,684,041   35.54 - 46.61    67,195,650        --         0.00 - 0.90         (0.63) - 0.27
     Small Capitalization       2014    1,772,715   35.77 - 46.48    70,558,118      0.12         0.00 - 0.90           1.21 - 2.12
     Investment Division        2013    1,848,240   35.34 - 45.52    72,066,620      0.87         0.00 - 0.90         27.13 - 28.28
                                2012    1,947,587   27.80 - 35.48    59,237,806      1.34         0.00 - 0.90         17.11 - 18.18
                                2011    2,037,588   23.74 - 30.03    52,474,989      1.33         0.00 - 0.90     (19.87) - (19.14)

  American Funds Growth         2015    1,045,168  35.61 - 389.52   164,709,586      0.60         0.00 - 0.90           5.90 - 6.86
     Investment Division        2014    1,119,856  33.32 - 364.52   164,910,421      0.80         0.00 - 0.90           7.54 - 8.51
                                2013    1,184,798  30.71 - 335.94   160,553,244      0.94         0.00 - 0.90         28.94 - 30.10
                                2012    1,269,410  23.60 - 258.21   130,921,222      0.80         0.00 - 0.90         16.83 - 17.89
                                2011    1,353,057  20.02 - 219.03   118,199,510      0.61         0.00 - 0.90       (5.13) - (4.27)

  American Funds                2015    1,173,413  75.82 - 263.48   101,658,954      1.30         0.00 - 0.90           0.55 - 1.45
     Growth-Income              2014    1,243,407  75.41 - 259.70   106,030,732      1.29         0.00 - 0.90          9.64 - 10.63
     Investment Division        2013    1,315,261  68.78 - 234.74   101,213,157      1.37         0.00 - 0.90         32.30 - 33.50
                                2012    1,382,116  51.99 - 175.83    79,614,717      1.64         0.00 - 0.90         16.42 - 17.48
                                2011    1,453,945  44.65 - 149.67    71,256,817      1.57         0.00 - 0.90       (2.71) - (1.83)

  American Funds International  2015       12,487           33.24       415,110      1.24                0.00                (4.53)
     Investment Division        2014       19,587           34.82       682,005      1.40                0.00                (2.65)
                                2013       19,162           35.77       685,392      1.65                0.00                 21.63
                                2012       18,773           29.41       552,053      1.43                0.00                 17.91
                                2011       21,039           24.94       524,711      1.50                0.00               (13.96)

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                       ----------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO         NET         INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -----------  -------------  ------------  -------------  ----------------  ----------------
  American Funds U.S.            2015        2,125          23.70        50,343      1.47                0.00                 1.59
     Government/AAA-Rated        2014        2,082          23.33        48,552      1.10                0.00                 5.02
     Securities                  2013        2,093          22.21        46,484      0.68                0.00               (3.08)
     Investment Division         2012        1,972          22.92        45,192      1.00                0.00                 1.90
                                 2011        2,025          22.49        45,539      1.73                0.00                 7.57

  Dreyfus VIF International      2015       15,363          13.79       211,852      1.94                0.00               (2.98)
     Value Investment Division   2014       15,519          14.21       220,569      1.32                0.00               (9.57)
                                 2013       15,672          15.72       246,317      1.78                0.00                22.69
                                 2012       16,013          12.81       205,133      2.56                0.00                12.42
                                 2011       16,153          11.40       184,061      1.88                0.00              (18.76)

  Fidelity VIP Asset Manager:    2015      121,099          15.45     1,870,972      1.03                0.00               (0.03)
     Growth Investment Division  2014      135,053          15.45     2,087,177      1.01                0.00                 5.75
                                 2013      132,058          14.61     1,929,922      0.83                0.00                22.34
                                 2012      164,596          11.95     1,966,232      1.40                0.00                15.34
                                 2011      138,116          10.36     1,430,516      1.33                0.00               (6.27)

  Fidelity VIP Contrafund        2015      107,835          25.74     2,775,398      0.90                0.00                 0.56
     Investment Division         2014      113,831          25.59     2,913,464      0.86                0.00                11.82
                                 2013      115,785          22.89     2,650,302      0.95                0.00                44.02
                                 2012      147,414          15.89     2,343,022      1.22                0.00                16.31
                                 2011      157,450          13.67     2,151,649      0.83                0.00               (2.64)

  Fidelity VIP Equity-Income     2015          669          19.20        12,838      2.69                0.00               (4.09)
     Investment Division         2014        1,259          20.01        25,205      2.88                0.00                 8.65
                                 2013        1,817          18.42        33,464      2.56                0.00                31.02
                                 2012        4,431          14.06        62,291      5.62                0.00                17.19
                                 2011        1,549          12.00        18,589      0.35                0.00                 0.86

  Fidelity VIP Freedom 2010      2015        1,392          13.81        19,219      0.92                0.00               (0.29)
     Investment Division         2014        3,474          13.85        48,114      1.62                0.00                 4.46
                                 2013        3,488          13.26        46,242      1.76                0.00                12.98
                                 2012        3,378          11.73        39,638      1.97                0.00                11.28
                                 2011        3,238          10.55        34,144      2.18                0.00               (0.63)

  Fidelity VIP Freedom 2020      2015       30,947  13.63 - 18.61       528,621      1.71                0.00               (0.27)
     Investment Division         2014       56,045  13.66 - 18.66       984,560      1.65                0.00          4.76 - 4.82
                                 2013       58,587  13.04 - 17.80       977,715      1.87                0.00        15.49 - 16.01
                                 2012       51,279  11.29 - 15.34       764,724      2.06                0.00        12.87 - 13.38
                                 2011       53,514  10.01 - 13.53       699,714      2.10                0.00      (1.47) - (1.03)

  Fidelity VIP Freedom 2025      2015       22,070          19.61       432,727      1.92                0.00               (0.18)
     Investment Division         2014        1,914          19.64        37,588      1.58                0.00                 5.06
     (Commenced 4/28/2008 and    2013        2,149          18.70        40,181      1.79                0.00                19.95
     began transactions in 2013)

  Fidelity VIP Freedom 2030      2015        8,698          13.78       119,873      2.05                0.00               (0.24)
     Investment Division         2014        5,911          13.81        81,658      1.76                0.00                 4.89
                                 2013        4,709          13.17        62,024      1.93                0.00                21.12
                                 2012        3,939          10.87        42,834      1.84                0.00                15.06
                                 2011        6,028   9.45 - 13.00        56,970      1.97                0.00      (3.03) - (2.59)



               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                        ---------------------------------------  -------------------------------------------------
                                                      UNIT VALUE                 INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                       LOWEST TO        NET         INCOME          LOWEST TO         LOWEST TO
                                           UNITS      HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        ----------  -------------  ------------  -------------  ----------------  ----------------
  Fidelity VIP Freedom 2040      2015        5,641          15.81        89,215      2.00                0.00              (0.26)
     Investment Division         2014        3,374          15.86        53,497      2.38                0.00                4.85
     (Commenced 5/3/2010 and     2013          782          15.12        11,831      3.69                0.00               24.73
     began transactions in 2013)

  Fidelity VIP Freedom 2050      2015        3,221          15.95        51,384      2.16                0.00              (0.29)
     Investment Division         2014        1,669          16.00        26,706      1.38                0.00                4.94
     (Commenced 5/3/2010         2013        1,444          15.25        22,014      1.43                0.00               25.78
     and began transactions      2012        1,468          12.12        17,799      2.12                0.00               17.20
     in 2011)                    2011        1,492          10.34        15,438      1.77                0.00              (5.36)

  Fidelity VIP High Income       2015       10,801          19.05       205,740      7.86                0.00              (3.63)
     Investment Division         2014        8,712          19.76       172,179      5.69                0.00                1.16
                                 2013        8,598          19.54       167,992      5.84                0.00                5.95
                                 2012        8,955          18.44       165,146     14.49                0.00               14.23
                                 2011        2,677          16.14        43,223     37.24                0.00                4.03

  Fidelity VIP Investment Grade  2015       75,247          16.27     1,224,347      2.51                0.00              (0.71)
     Bond Investment Division    2014       76,739          16.39     1,257,507      1.79                0.00                5.75
                                 2013      109,725          15.50     1,700,205      2.44                0.00              (1.89)
                                 2012      144,729          15.79     2,285,792      1.95                0.00                5.77
                                 2011      117,053          14.93     1,747,852      4.67                0.00                7.21

  Fidelity VIP Mid Cap           2015        7,000          39.97       279,768      0.28                0.00              (1.63)
     Investment Division         2014        6,260          40.63       254,337      0.02                0.00                6.03
                                 2013        6,501          38.32       249,087      0.09                0.00               35.87
                                 2012       26,557          28.20       748,919      0.42                0.00               14.56
                                 2011       24,942          24.62       613,958      0.03                0.00             (10.85)

  FTVIPT Franklin Income VIP     2015           47         827.87        38,833      3.59                0.00              (7.05)
     Investment Division         2014           28         890.70        25,156      3.07                0.00                4.62
     (Commenced 4/29/2013)       2013            1         851.40           618        --                0.00                7.52

  FTVIPT Franklin Mutual         2015       18,532          25.88       479,582      2.78                0.00              (3.65)
     Global Discovery VIP        2014       18,185          26.86       488,433      2.10                0.00                5.71
     Investment Division         2013       19,479          25.41       494,934      2.33                0.00               27.61
                                 2012       40,339          19.91       803,176      2.67                0.00               13.36
                                 2011       44,626          17.56       783,835      2.31                0.00              (2.96)

  FTVIPT Franklin Mutual         2015          194         368.38        71,304      3.29                0.00              (4.94)
     Shares VIP Investment       2014          109         387.51        42,378      2.19                0.00                7.12
     Division                    2013           67         361.74        24,208      2.28                0.00               16.31
     (Commenced 4/29/2013)

  FTVIPT Templeton Foreign VIP   2015      295,281          18.10     5,344,848      3.37                0.00              (6.31)
     Investment Division         2014      276,787          19.32     5,347,371      1.86                0.00             (10.89)
                                 2013      203,220          21.68     4,405,694      2.41                0.00               23.27
                                 2012      225,312          17.59     3,962,470      3.26                0.00               18.60
                                 2011      203,775          14.83     3,021,785      1.67                0.00             (10.44)

  FTVIPT Templeton Global        2015       23,525          23.77       559,264      7.41                0.00              (4.10)
     Bond VIP Investment         2014       49,895          24.79     1,236,895      5.18                0.00                2.12
     Division                    2013       54,283          24.27     1,317,714      3.58                0.00                1.89
                                 2012       18,556          23.82       442,101      6.56                0.00               15.31
                                 2011       14,004          20.66       289,345      3.79                0.00              (0.61)

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                        -----------------------------------------  -------------------------------------------------
                                                       UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                        LOWEST TO         NET         INCOME          LOWEST TO         LOWEST TO
                                            UNITS      HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -----------  --------------  ------------  -------------  ----------------  ----------------
  Goldman Sachs Mid-Cap Value     2015        9,834           25.87       254,367      0.39                0.00               (9.24)
     Investment Division          2014       10,570           28.50       301,257      0.99                0.00                13.57
                                  2013       11,790           25.09       295,859      0.85                0.00                51.88
                                  2012       15,625           16.52       258,154      1.06                0.00                18.47
                                  2011       19,234           13.95       268,248      0.67                0.00               (6.37)

  Goldman Sachs Small Cap         2015        1,645           20.54        33,793      0.28                0.00               (2.13)
     Equity Insights Investment   2014        1,766           20.99        37,063      0.68                0.00                 6.93
     Division                     2013        2,114           19.63        41,480      1.13                0.00                43.55
                                  2012        1,925           13.67        26,317      1.02                0.00                12.83
                                  2011        4,148           12.12        50,259      0.82                0.00                 0.67

  Invesco V.I. Comstock           2015       19,259           17.48       336,660      1.68                0.00               (6.19)
     Investment Division          2014       18,652           18.63       347,578      1.10                0.00                 9.10
                                  2013       18,458           17.08       315,275      1.46                0.00                35.65
                                  2012       18,847           12.59       237,306      1.58                0.00                18.92
                                  2011       17,951           10.59       190,062      0.44                0.00               (2.11)

  Invesco V.I. International      2015       13,685           24.10       329,823      1.45                0.00               (2.34)
     Growth Investment Division   2014       14,202           24.68       350,497      1.54                0.00                 0.33
                                  2013       16,229           24.60       399,191      0.34                0.00                19.01
                                  2012      314,797           20.67     6,506,152      1.58                0.00                15.53
                                  2011        1,308           17.89        23,407      1.52                0.00               (6.74)

  Janus Aspen Balanced            2015       45,385           24.26     1,101,075      1.38                0.00                 0.41
     Investment Division          2014       44,817           24.16     1,082,851      1.54                0.00                 8.24
                                  2013       44,471           22.32       992,702      1.28                0.00                19.80
                                  2012       59,065           18.63     1,100,549      2.26                0.00                13.37
                                  2011       81,522           16.43     1,339,788      2.04                0.00                 1.36

  Janus Aspen Forty               2015       19,926           30.34       604,552        --                0.00                11.94
     Investment Division          2014       20,307           27.10       550,397      0.03                0.00                 8.47
                                  2013       34,817           24.99       870,003      0.58                0.00                30.89
                                  2012       46,505           19.09       887,847      0.56                0.00                23.86
                                  2011       45,616           15.41       703,136      0.24                0.00               (6.94)

  Janus Aspen Janus               2015       25,523           18.40       469,667      0.62                0.00                 5.35
     Investment Division          2014       27,479           17.47       480,007      0.37                0.00                12.99
                                  2013       28,415           15.46       439,285      0.89                0.00                30.34
                                  2012       81,921           11.86       971,677      0.56                0.00                18.59
                                  2011       85,791           10.00       858,094      0.24                0.00               (5.30)

  Janus Aspen Overseas            2015        1,568           22.97        36,023      0.48                0.00               (8.80)
     Investment Division          2014        1,884           25.18        47,442      3.16                0.00              (12.10)
                                  2013        2,403           28.65        68,836      3.03                0.00                14.28
                                  2012       17,627           25.07       441,942      0.63                0.00                13.18
                                  2011       15,536           22.15       344,135      0.10                0.00              (32.34)

  MFS VIT Global Equity           2015        7,506           24.33       182,623      0.84                0.00               (1.67)
     Investment Division          2014        7,650           24.74       189,291      0.53                0.00                 3.63
                                  2013        7,761           23.88       185,320      0.76                0.00                27.52
                                  2012        7,233           18.72       135,428      0.22                0.00                22.98
                                  2011          356           15.23         5,414      0.67                0.00               (4.53)

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                          ----------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO         NET
                                             UNITS      HIGHEST ($)    ASSETS ($)
                                          ----------  --------------  ------------
  MFS VIT New Discovery             2015       8,220           23.89       196,330
     Investment Division            2014       8,474           24.41       206,851
                                    2013       8,721           26.39       230,115
                                    2012       9,204           18.68       171,983
                                    2011       7,919           15.46       122,395

  MFS VIT Value Investment          2015         820           24.22        19,852
     Division                       2014         903           24.45        22,067
                                    2013         978           22.18        21,702
                                    2012       1,049           16.36        17,162
                                    2011       3,138           14.12        44,299

  MFS VIT II High Yield             2015       7,464           18.13       135,308
     Investment Division            2014       7,587           18.97       143,885
     (Commenced 8/19/2013)          2013       8,075           18.50       149,361

  MIST AB Global Dynamic            2015       4,712           12.98        61,181
     Allocation Investment          2014       3,865           12.91        49,893
     Division                       2013       2,847           12.03        34,236
     (Commenced 4/30/2012)          2012         656           10.82         7,098

  MIST Allianz Global Investors     2015       1,942            1.04         2,020
     Dynamic Multi-Asset Plus       2014          72            1.05            76
     Investment Division
     (Commenced 4/28/2014)

  MIST American Funds               2015      61,306           14.58       894,053
     Balanced Allocation            2014      59,916           14.63       876,678
     Investment Division            2013      57,458           13.75       790,263
                                    2012      54,591           11.57       631,423
                                    2011      50,766           10.16       515,995

  MIST American Funds               2015     105,040           14.64     1,538,114
     Growth Allocation              2014     101,601           14.72     1,495,337
     Investment Division            2013     108,102           13.79     1,490,834
                                    2012      84,318           10.99       926,978
                                    2011      82,817            9.43       781,245

  MIST American Funds               2015      67,812           14.30       969,592
     Moderate Allocation            2014      71,127           14.35     1,020,697
     Investment Division            2013      64,895           13.48       874,921
                                    2012      49,584           11.85       587,686
                                    2011      37,706           10.65       401,606

  MIST AQR Global Risk              2015      14,099            9.55       134,644
     Balanced Investment Division   2014      17,046           10.56       180,015
     (Commenced 4/30/2012)          2013      15,059           10.15       152,914
                                    2012       2,358           10.51        24,784

  MIST BlackRock Global             2015      18,463           12.30       227,159
     Tactical Strategies            2014      15,552           12.32       191,557
     Investment Division            2013       8,821           11.63       102,574
     (Commenced 4/30/2012)          2012       3,707           10.54        39,078

                                                   FOR THE YEAR ENDED DECEMBER 31
                                          -------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                             INCOME          LOWEST TO         LOWEST TO
                                            RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          -------------  ----------------  ----------------
  MFS VIT New Discovery             2015        --                0.00               (2.15)
     Investment Division            2014        --                0.00               (7.49)
                                    2013        --                0.00                41.22
                                    2012        --                0.00                20.90
                                    2011        --                0.00              (10.49)

  MFS VIT Value Investment          2015      2.08                0.00               (0.93)
     Division                       2014      1.33                0.00                10.20
                                    2013      1.01                0.00                35.59
                                    2012      1.77                0.00                15.88
                                    2011      1.45                0.00               (0.47)

  MFS VIT II High Yield             2015      6.86                0.00               (4.42)
     Investment Division            2014      5.29                0.00                 2.53
     (Commenced 8/19/2013)          2013      2.22                0.00                 3.84

  MIST AB Global Dynamic            2015      3.66                0.00                 0.58
     Allocation Investment          2014      1.91                0.00                 7.35
     Division                       2013      0.59                0.00                11.15
     (Commenced 4/30/2012)          2012        --                0.00                 4.39

  MIST Allianz Global Investors     2015      0.73                0.00               (0.98)
     Dynamic Multi-Asset Plus       2014      0.70                0.00                 5.36
     Investment Division
     (Commenced 4/28/2014)

  MIST American Funds               2015      1.74                0.00               (0.33)
     Balanced Allocation            2014      1.58                0.00                 6.38
     Investment Division            2013      1.64                0.00                18.91
                                    2012      1.94                0.00                13.80
                                    2011      1.44                0.00               (1.80)

  MIST American Funds               2015      1.62                0.00               (0.51)
     Growth Allocation              2014      1.36                0.00                 6.72
     Investment Division            2013      1.27                0.00                25.44
                                    2012      1.55                0.00                16.54
                                    2011      1.38                0.00               (4.41)

  MIST American Funds               2015      1.77                0.00               (0.36)
     Moderate Allocation            2014      1.69                0.00                 6.44
     Investment Division            2013      1.90                0.00                13.75
                                    2012      2.15                0.00                11.28
                                    2011      1.66                0.00                 0.44

  MIST AQR Global Risk              2015      5.02                0.00               (9.57)
     Balanced Investment Division   2014        --                0.00                 4.00
     (Commenced 4/30/2012)          2013      1.78                0.00               (3.39)
                                    2012        --                0.00                 4.63

  MIST BlackRock Global             2015      1.59                0.00               (0.11)
     Tactical Strategies            2014      1.11                0.00                 5.92
     Investment Division            2013      1.20                0.00                10.31
     (Commenced 4/30/2012)          2012        --                0.00                 4.21

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                        ------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO         NET
                                           UNITS       HIGHEST ($)    ASSETS ($)
                                        -----------  --------------  -------------
  MIST Clarion Global Real        2015    1,353,491   19.96 - 22.17     29,524,589
     Estate Investment Division   2014    1,424,610   20.39 - 22.44     31,468,604
                                  2013    1,412,669   18.10 - 19.74     27,497,715
                                  2012    1,388,419   17.60 - 19.03     26,083,318
                                  2011    1,311,823   14.06 - 15.06     19,560,387

  MIST ClearBridge Aggressive     2015    2,377,629   15.85 - 18.62     42,906,771
     Growth Investment Division   2014    2,519,284   16.47 - 19.36     47,278,544
                                  2013    1,375,745   13.83 - 16.25     21,684,945
                                  2012    1,313,742    9.48 - 11.14     14,226,385
                                  2011    1,353,551     7.98 - 9.38     12,365,794

  MIST Harris Oakmark             2015    1,402,957   14.59 - 28.60     38,468,820
     International Investment     2014    1,446,693   15.25 - 29.89     41,530,766
     Division                     2013    1,980,844   16.14 - 31.64     52,830,774
                                  2012    1,421,965   12.34 - 24.19     33,602,695
                                  2011    1,483,192    9.53 - 18.68     27,216,742

  MIST Invesco Balanced-Risk      2015       35,295            1.09         38,475
     Allocation Investment        2014       27,242            1.14         31,001
     Division                     2013       22,938            1.08         24,723
     (Commenced 4/30/2012)        2012        7,100            1.06          7,513

  MIST Invesco Mid Cap Value      2015    2,436,571   20.22 - 43.08     82,921,441
     Investment Division          2014    2,536,877   22.16 - 47.22     94,874,185
                                  2013    2,707,441   20.16 - 42.94     92,130,609
                                  2012    2,873,152   15.40 - 32.87     74,892,920
                                  2011        9,000           13.43        120,858

  MIST Invesco Small Cap          2015      232,966   25.35 - 32.47      6,552,111
     Growth Investment Division   2014      249,054   25.95 - 32.94      7,086,689
                                  2013      251,143   24.20 - 30.45      6,613,228
                                  2012      245,733   17.38 - 21.67      4,616,668
                                  2011      279,254   14.80 - 18.28      4,412,967

  MIST JPMorgan Global Active     2015      146,160            1.27        185,624
     Allocation Investment        2014      135,962            1.26        171,141
     Division                     2013       93,835            1.18        110,413
     (Commenced 4/30/2012)        2012       17,811            1.06         18,883

  MIST JPMorgan Small Cap         2015       14,322           21.68        310,452
     Value Investment Division    2014       12,640           23.37        295,411
                                  2013       11,410           22.33        254,799
                                  2012        2,300           16.76         38,553
                                  2011        2,480           14.49         35,938

  MIST Loomis Sayles Global       2015       16,216           20.17        327,025
     Markets Investment Division  2014       21,302           19.88        423,380
     (Commenced 4/29/2013)        2013       21,834           19.16        418,260



                                                   FOR THE YEAR ENDED DECEMBER 31
                                        ---------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        --------------  ----------------  -----------------
  MIST Clarion Global Real        2015       3.99         0.00 - 0.90       (2.11) - (1.23)
     Estate Investment Division   2014       1.67         0.00 - 0.90          7.53 - 13.67
                                  2013       6.88         0.00 - 0.90           2.83 - 3.76
                                  2012       2.22         0.00 - 0.90         25.16 - 26.30
                                  2011       4.03         0.00 - 0.90       (6.12) - (5.28)

  MIST ClearBridge Aggressive     2015       0.42         0.00 - 0.90       (4.67) - (3.81)
     Growth Investment Division   2014       0.19         0.00 - 0.90         18.05 - 19.12
                                  2013       0.40         0.00 - 0.90         44.60 - 45.90
                                  2012       0.21         0.00 - 0.90          8.91 - 18.81
                                  2011       0.08         0.00 - 0.90         (8.33) - 3.56

  MIST Harris Oakmark             2015       3.22         0.00 - 0.90       (5.17) - (4.31)
     International Investment     2014       2.49         0.00 - 0.90       (6.37) - (5.52)
     Division                     2013       2.71         0.00 - 0.90         29.63 - 30.80
                                  2012       1.82         0.00 - 0.90         28.31 - 29.47
                                  2011       0.03         0.00 - 0.90     (14.75) - (13.98)

  MIST Invesco Balanced-Risk      2015       3.22                0.00                (4.20)
     Allocation Investment        2014         --                0.00                  5.58
     Division                     2013         --                0.00                  1.86
     (Commenced 4/30/2012)        2012       0.66                0.00                  4.67

  MIST Invesco Mid Cap Value      2015       0.71         0.00 - 0.90       (9.57) - (8.76)
     Investment Division          2014       0.70         0.00 - 0.90           8.97 - 9.96
                                  2013       0.90         0.00 - 0.90         29.46 - 30.87
                                  2012         --                0.00           2.78 - 3.71
                                  2011       0.53                0.00                (3.69)

  MIST Invesco Small Cap          2015       0.13         0.00 - 0.90       (2.30) - (1.42)
     Growth Investment Division   2014         --         0.00 - 0.90           7.21 - 8.18
                                  2013       0.40         0.00 - 0.90         39.28 - 40.54
                                  2012         --         0.00 - 0.90         17.44 - 18.51
                                  2011         --         0.00 - 0.90       (1.73) - (0.85)

  MIST JPMorgan Global Active     2015       2.72                0.00                  0.89
     Allocation Investment        2014       1.11                0.00                  6.98
     Division                     2013       0.06                0.00                 10.99
     (Commenced 4/30/2012)        2012       1.08                0.00                  4.66

  MIST JPMorgan Small Cap         2015       1.36                0.00                (7.25)
     Value Investment Division    2014       0.96                0.00                  4.66
                                  2013       0.27                0.00                 33.25
                                  2012       0.95                0.00                 15.66
                                  2011       1.63                0.00               (10.12)

  MIST Loomis Sayles Global       2015       2.02                0.00                  1.47
     Markets Investment Division  2014       2.29                0.00                  3.76
     (Commenced 4/29/2013)        2013         --                0.00                 17.34



               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                       ------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO         NET
                                          UNITS       HIGHEST ($)    ASSETS ($)
                                       -----------  --------------  -------------
  MIST Lord Abbett Bond          2015      925,846   24.99 - 39.03     27,650,595
     Debenture Investment        2014      941,028   25.70 - 39.77     28,665,010
     Division                    2013    1,003,912   24.67 - 37.84     29,124,114
                                 2012    1,063,203   23.01 - 34.98     28,515,095
                                 2011    1,085,311   20.52 - 30.90     25,730,993

  MIST Met/Templeton             2015       12,955           14.16        183,501
     International Bond          2014       11,790           14.75        173,865
     Investment Division         2013        5,967           14.54         86,776
     (Commenced 4/30/2012)       2012          181           14.36          2,605

  MIST MetLife Asset             2015    1,092,776  16.63 - 178.03     20,442,577
     Allocation 100              2014    1,096,717  17.06 - 181.68     20,893,340
     Investment Division         2013    1,065,070  16.36 - 172.88     19,271,452
     (Commenced 5/2/2011)        2012    1,085,674  12.72 - 133.49     15,142,596
                                 2011    1,049,786  10.97 - 114.35     12,472,661

  MIST MetLife Balanced Plus     2015       20,231           12.89        260,693
     Investment Division         2014       17,529           13.43        235,501
     (Commenced 4/30/2012)       2013        7,685           12.25         94,166
                                 2012        4,287           10.71         45,933

  MIST MetLife Multi-Index       2015        1,099          123.86        136,087
     Targeted Risk               2014          968          125.38        121,407
     Investment Division         2013           23          114.75          2,679
     (Commenced 4/29/2013)

  MIST MetLife Small Cap Value   2015       36,056           22.24        802,028
     Investment Division         2014       36,751           23.52        864,243
                                 2013       41,430           23.12        957,820
                                 2012       50,513           17.46        881,737
                                 2011       54,483           14.79        806,051

  MIST MFS Emerging Markets      2015       44,390   10.18 - 16.30        538,485
     Equity Investment Division  2014       36,263   11.79 - 18.91        521,123
     (Commenced 5/2/2011)        2013       21,705           12.57        272,836
                                 2012        6,737           13.20         88,957
                                 2011        2,070           11.09         22,950

  MIST MFS Research              2015      988,508   16.63 - 19.61     18,155,763
     International Investment    2014    1,025,165   16.93 - 19.91     19,140,390
     Division                    2013    1,065,499   18.19 - 21.34     21,367,741
                                 2012      920,691   15.26 - 17.85     15,720,813
                                 2011      820,338   13.07 - 15.26     12,176,899

  MIST Morgan Stanley Mid Cap    2015   10,144,421    9.16 - 25.71    212,581,898
     Growth Investment Division  2014   10,592,901    9.62 - 27.00    233,885,326
                                 2013   11,170,989    9.50 - 26.66    244,413,959
                                 2012   11,831,703    6.82 - 19.14    186,491,111
                                 2011   12,356,734    6.22 - 17.47    178,350,417



                                                  FOR THE YEAR ENDED DECEMBER 31
                                       ---------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       --------------  ----------------  -----------------
  MIST Lord Abbett Bond          2015       5.75         0.00 - 0.90       (2.75) - (1.87)
     Debenture Investment        2014       5.82         0.00 - 0.90           4.18 - 5.12
     Division                    2013       6.78         0.00 - 0.90           7.20 - 8.17
                                 2012       7.24         0.00 - 0.90         12.17 - 13.19
                                 2011       5.96         0.00 - 0.90           3.89 - 4.83

  MIST Met/Templeton             2015       8.56                0.00                (3.95)
     International Bond          2014       4.66                0.00                  1.41
     Investment Division         2013       0.68                0.00                  1.27
     (Commenced 4/30/2012)       2012         --                0.00                  8.00

  MIST MetLife Asset             2015       1.53         0.00 - 0.90       (2.55) - (1.67)
     Allocation 100              2014       0.90         0.00 - 0.90           4.29 - 5.24
     Investment Division         2013       0.93         0.00 - 0.90         28.61 - 29.77
     (Commenced 5/2/2011)        2012       0.85         0.00 - 0.90         (0.17) - 3.96
                                 2011         --         0.00 - 0.90     (13.94) - (10.95)

  MIST MetLife Balanced Plus     2015       1.99                0.00                (4.09)
     Investment Division         2014       1.67                0.00                  9.65
     (Commenced 4/30/2012)       2013       1.11                0.00                 14.36
                                 2012         --                0.00                  5.63

  MIST MetLife Multi-Index       2015       1.12                0.00                (1.21)
     Targeted Risk               2014         --                0.00                  9.26
     Investment Division         2013       0.24                0.00                  6.63
     (Commenced 4/29/2013)

  MIST MetLife Small Cap Value   2015       0.09                0.00                (5.41)
     Investment Division         2014       0.04                0.00                  1.72
                                 2013       1.08                0.00                 32.45
                                 2012         --                0.00                 17.99
                                 2011       0.92                0.00                (8.98)

  MIST MFS Emerging Markets      2015       1.94                0.00     (13.81) - (13.66)
     Equity Investment Division  2014       0.62                0.00       (6.23) - (3.93)
     (Commenced 5/2/2011)        2013       0.98                0.00                (4.80)
                                 2012       1.57                0.00                 19.10
                                 2011         --                0.00               (22.19)

  MIST MFS Research              2015       2.89         0.00 - 0.90       (2.38) - (1.50)
     International Investment    2014       2.35         0.00 - 0.90       (7.57) - (6.74)
     Division                    2013       2.53         0.00 - 0.90         18.51 - 19.58
                                 2012       2.10         0.00 - 0.90         15.92 - 16.97
                                 2011       2.07         0.00 - 0.90     (11.23) - (10.44)

  MIST Morgan Stanley Mid Cap    2015         --         0.00 - 0.90       (5.64) - (4.78)
     Growth Investment Division  2014       0.06         0.00 - 0.90           0.38 - 1.29
                                 2013       0.79         0.00 - 0.90         38.06 - 39.30
                                 2012         --         0.00 - 0.90           8.57 - 9.55
                                 2011       0.73         0.00 - 0.90       (7.50) - (6.67)



               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                        -----------------------------------------  -------------------------------------------------
                                                       UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                        LOWEST TO        NET          INCOME          LOWEST TO         LOWEST TO
                                            UNITS      HIGHEST ($)   ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -----------  --------------  ------------  -------------  ----------------  ----------------
  MIST Oppenheimer Global         2015    1,549,994   30.10 - 35.65    49,473,104      1.19         0.00 - 0.90          3.24 - 4.18
     Equity Investment Division   2014    1,580,006   29.15 - 34.22    48,430,521      1.02         0.00 - 0.90          1.49 - 2.41
                                  2013    1,679,985   28.72 - 33.41    50,486,885      2.05         0.00 - 0.90        26.28 - 27.42
                                  2012    1,769,256   22.75 - 26.22    41,848,339      1.64         0.00 - 0.90        20.42 - 21.52
                                  2011    1,918,512   18.89 - 21.58    37,497,219      1.98         0.00 - 0.90      (9.05) - (8.24)

  MIST PanAgora Global            2015           10            0.99            10      1.18                0.00               (5.48)
     Diversified Risk
     Investment Division
     (Commenced 4/28/2014
     and began transactions
     in 2015)

  MIST PIMCO Inflation            2015      691,385   11.53 - 17.37    10,147,547      5.15         0.00 - 0.90      (3.78) - (2.91)
     Protected Bond Investment    2014      747,392   11.87 - 17.89    11,277,978      1.83         0.00 - 0.90          2.25 - 3.18
     Division                     2013      755,274   11.51 - 17.34    11,213,500      2.44         0.00 - 0.90      (9.80) - (8.98)
                                  2012      837,709   12.64 - 19.05    13,671,560      3.14         0.00 - 0.90         8.34 - 20.51
                                  2011      700,157   11.56 - 17.42    10,519,501      1.74         0.00 - 0.90        10.23 - 11.49

  MIST PIMCO Total Return         2015    2,027,593   12.18 - 22.51    44,320,248      5.43         0.00 - 0.90        (0.61) - 0.28
     Investment Division          2014    2,149,016   12.14 - 22.45    46,980,970      2.56         0.00 - 0.90          3.55 - 4.49
                                  2013    2,464,593   11.62 - 21.48    49,962,747      4.38         0.00 - 0.90      (2.60) - (1.72)
                                  2012    2,365,572   11.82 - 21.86    50,485,893      3.30         0.00 - 0.90          8.57 - 9.56
                                  2011    2,427,091   10.79 - 19.95    47,131,879      2.84         0.00 - 0.90          2.50 - 3.42

  MIST Pioneer Fund               2015        8,256           21.42       176,804      1.23                0.00                 0.06
     Investment Division          2014       10,521           21.40       225,164      1.65                0.00                11.16
                                  2013       10,624           19.25       204,562      3.20                0.00                33.08
                                  2012       13,454           14.47       194,664      1.53                0.00                10.59
                                  2011       13,480           13.08       176,354      1.21                0.00               (4.55)

  MIST Pyramis Managed Risk       2015           31          116.50         3,609      0.73                0.00               (1.25)
     Investment Division          2014           13          117.98         1,575        --                0.00                 8.64
     (Commenced 4/29/2013)        2013            3          108.59           298      1.24                0.00                 7.52

  MIST Schroders Global           2015       29,697            1.27        37,661      1.19                0.00               (0.88)
     Multi-Asset Investment       2014       24,844            1.28        31,786      1.35                0.00                 7.74
     Division                     2013       19,086            1.19        22,665      0.01                0.00                10.11
     (Commenced 4/30/2012)        2012        5,334            1.08         5,752      1.48                0.00                 6.68

  MIST SSGA Growth and Income     2015      470,354   14.87 - 17.22     7,641,743      2.54         0.00 - 0.90      (2.65) - (1.77)
     ETF Investment Division      2014      467,656   15.28 - 17.53     7,718,022      2.44         0.00 - 0.90          5.19 - 6.14
                                  2013      503,743   14.53 - 16.52     7,827,724      2.65         0.00 - 0.90        12.21 - 13.22
                                  2012      450,776   12.95 - 14.59     6,167,640      2.40         0.00 - 0.90        12.09 - 13.11
                                  2011      381,525   11.55 - 12.90     4,611,127      1.79         0.00 - 0.90          0.37 - 1.28

  MIST SSGA Growth ETF            2015      421,872   14.43 - 17.03     6,711,219      2.26         0.00 - 0.90      (2.92) - (2.04)
     Investment Division          2014      398,249   14.87 - 17.38     6,445,663      1.97         0.00 - 0.90          4.74 - 5.69
                                  2013      366,821   14.19 - 16.45     5,570,220      2.22         0.00 - 0.90        17.28 - 18.34
                                  2012      332,667   12.10 - 13.90     4,244,488      2.07         0.00 - 0.90        14.28 - 15.32
                                  2011      299,115   10.59 - 12.05     3,309,518      1.76         0.00 - 0.90      (2.75) - (1.86)



               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                           -----------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO         NET
                                              UNITS       HIGHEST ($)    ASSETS ($)
                                           -----------  --------------  ------------
  MIST T. Rowe Price Large Cap       2015      117,032           17.34     2,029,557
     Value Investment Division       2014      133,581           17.94     2,395,891
                                     2013      128,280           15.79     2,025,987
                                     2012      112,114           11.78     1,320,515
                                     2011      108,604            9.96     1,081,554

  MIST T. Rowe Price Mid Cap         2015    1,508,551   20.13 - 33.67    34,019,234
     Growth Investment Division      2014    1,478,700   19.01 - 31.56    31,233,141
                                     2013    1,482,938   16.97 - 27.99    27,748,656
                                     2012    1,544,904   12.50 - 20.49    21,145,655
                                     2011    1,957,835   11.07 - 18.03    25,204,627

  MIST WMC Large Cap                 2015    9,969,725   15.20 - 64.50   404,612,655
     Research Investment Division    2014   10,583,026   14.53 - 62.18   412,427,190
                                     2013   11,184,832   12.78 - 55.10   385,342,945
                                     2012   11,913,338    9.54 - 41.30   307,558,825
                                     2011   12,762,727    8.43 - 36.66   291,615,739

  MSF Baillie Gifford                2015    2,482,793   13.02 - 19.69    38,861,610
     International Stock             2014    2,569,893   13.28 - 20.09    41,212,522
     Investment Division             2013    2,695,199   13.71 - 20.73    44,856,340
                                     2012    2,785,901   11.92 - 17.95    40,399,665
                                     2011    2,947,427   10.02 - 15.01    35,919,561

  MSF Barclays Aggregate Bond        2015    5,819,142   18.54 - 22.11   126,951,477
     Index Investment Division       2014    6,012,506   18.66 - 22.06   130,875,542
                                     2013    5,904,440   17.79 - 20.85   121,423,866
                                     2012    5,528,875   18.38 - 21.34   116,415,557
                                     2011    5,367,889   17.85 - 20.54   108,763,587

  MSF BlackRock Bond Income          2015    2,840,523  21.46 - 101.64    78,353,726
     Investment Division             2014    3,018,880  21.34 - 101.04    82,796,372
                                     2013    3,164,737   19.93 - 94.36    81,249,803
                                     2012    3,286,524   20.08 - 95.09    85,513,325
                                     2011    3,448,815   18.67 - 88.42    84,065,205

  MSF BlackRock Capital              2015      409,612   16.58 - 66.72    10,225,796
     Appreciation Investment         2014      414,973   15.60 - 62.78     9,736,331
     Division                        2013    1,238,069   14.32 - 57.65    20,880,180
                                     2012    1,083,757   10.67 - 42.95    14,012,099
                                     2011      533,802    9.33 - 37.56     7,367,810

  MSF BlackRock Large Cap            2015      921,609   17.97 - 20.32    18,418,261
     Value Investment Division       2014      943,466   19.29 - 21.62    20,080,783
                                     2013      952,777   17.71 - 19.67    18,457,575
                                     2012      972,398   13.53 - 14.89    14,290,950
                                     2011    1,036,664   11.95 - 13.03    13,313,052

  MSF BlackRock Money Market         2015    1,386,934   16.89 - 17.98    24,684,237
     Investment Division             2014    1,682,938   17.04 - 17.98    30,032,793
                                     2013    1,334,062   17.19 - 17.98    23,781,879
                                     2012    1,306,002   17.35 - 17.98    23,274,454
                                     2011    1,163,332   17.51 - 17.98    20,783,208



                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  MIST T. Rowe Price Large Cap       2015      1.72                0.00                (3.31)
     Value Investment Division       2014      1.47                0.00                 13.57
                                     2013      1.68                0.00                 34.09
                                     2012      1.62                0.00                 18.27
                                     2011      0.51                0.00                (3.77)

  MIST T. Rowe Price Mid Cap         2015        --         0.00 - 0.90           5.92 - 6.88
     Growth Investment Division      2014        --         0.00 - 0.90         12.03 - 13.04
                                     2013      0.40         0.00 - 0.90         35.73 - 36.96
                                     2012        --         0.00 - 0.90         12.90 - 13.93
                                     2011        --         0.00 - 0.90       (2.28) - (1.39)

  MIST WMC Large Cap                 2015      0.95         0.00 - 0.90           3.74 - 4.67
     Research Investment Division    2014      0.93         0.00 - 0.90         12.85 - 13.87
                                     2013      1.41         0.00 - 0.90         33.40 - 34.60
                                     2012      1.21         0.00 - 0.90         12.66 - 13.68
                                     2011      1.12         0.00 - 0.90         (0.36) - 0.54

  MSF Baillie Gifford                2015      1.72         0.00 - 0.90       (2.85) - (1.97)
     International Stock             2014      1.42         0.00 - 0.90       (3.97) - (3.10)
     Investment Division             2013      1.61         0.00 - 0.90         14.51 - 15.54
                                     2012      1.37         0.00 - 0.90         18.44 - 19.52
                                     2011      1.77         0.00 - 0.90     (20.59) - (19.87)

  MSF Barclays Aggregate Bond        2015      2.91         0.00 - 0.90         (0.64) - 0.25
     Index Investment Division       2014      2.97         0.00 - 0.90           4.86 - 5.81
                                     2013      3.51         0.00 - 0.90       (3.20) - (2.33)
                                     2012      3.71         0.00 - 0.90           2.97 - 3.90
                                     2011      3.52         0.00 - 0.90           6.55 - 7.51

  MSF BlackRock Bond Income          2015      3.81         0.00 - 0.90         (0.31) - 0.59
     Investment Division             2014      3.45         0.00 - 0.90           6.13 - 7.08
                                     2013      3.96         0.00 - 0.90       (1.66) - (0.77)
                                     2012      2.69         0.00 - 0.90           6.58 - 7.55
                                     2011      3.92         0.00 - 0.90           5.61 - 6.56

  MSF BlackRock Capital              2015        --         0.00 - 0.90           5.33 - 6.28
     Appreciation Investment         2014      0.06         0.00 - 0.90           7.92 - 8.90
     Division                        2013      0.83         0.00 - 0.90         33.02 - 34.22
                                     2012      0.31         0.00 - 0.90         13.34 - 14.37
                                     2011      0.19         0.00 - 0.90       (9.76) - (8.94)

  MSF BlackRock Large Cap            2015      1.81         0.00 - 0.90       (6.83) - (5.99)
     Value Investment Division       2014      1.25         0.00 - 0.90           8.94 - 9.92
                                     2013      1.36         0.00 - 0.90         30.87 - 32.05
                                     2012      1.63         0.00 - 0.90         13.25 - 14.28
                                     2011      1.11         0.00 - 0.90           1.43 - 2.35

  MSF BlackRock Money Market         2015        --         0.00 - 0.90         (0.89) - 0.00
     Investment Division             2014        --         0.00 - 0.90         (0.90) - 0.00
                                     2013        --         0.00 - 0.90         (0.90) - 0.00
                                     2012        --         0.00 - 0.90         (0.90) - 0.00
                                     2011        --         0.00 - 0.90         (0.89) - 0.00



               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                        -----------------------------------------  -------------------------------------------------
                                                       UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                        LOWEST TO        NET          INCOME          LOWEST TO         LOWEST TO
                                            UNITS      HIGHEST ($)   ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -----------  --------------  ------------  -------------  ----------------  ----------------
  MSF Frontier Mid Cap Growth     2015    6,492,334  28.02 - 106.80   227,974,826        --         0.00 - 0.90          1.96 - 2.88
     Investment Division          2014    6,861,561  27.24 - 103.81   235,559,690        --         0.00 - 0.90        10.14 - 11.14
                                  2013    7,328,205   24.52 - 93.40   227,974,022      1.25         0.00 - 0.90        31.58 - 32.77
                                  2012    8,053,406   18.55 - 70.35   190,699,476        --         0.00 - 0.90         9.98 - 10.97
                                  2011    8,613,267   16.80 - 63.39   184,990,795      0.30         0.00 - 0.90      (3.87) - (3.00)

  MSF Jennison Growth             2015      935,827   12.41 - 27.39    24,295,178      0.27         0.00 - 0.90         9.79 - 10.78
     Investment Division          2014      975,379   11.20 - 24.72    22,860,613      0.26         0.00 - 0.90          8.08 - 9.06
                                  2013    1,014,111   10.27 - 22.67    21,754,126      0.41         0.00 - 0.90        35.77 - 37.00
                                  2012    1,151,518    7.50 - 16.55    17,774,611      0.22         0.00 - 0.90        14.74 - 15.78
                                  2011    1,066,474    6.47 - 14.29    14,166,486      0.28         0.00 - 0.90        (0.39) - 0.51

  MSF Loomis Sayles Small Cap     2015       72,870  26.65 - 590.28    23,094,886      0.16         0.00 - 0.90      (2.38) - (1.50)
     Core Investment Division     2014       78,544  27.05 - 599.24    24,891,171      0.04         0.00 - 0.90          2.83 - 3.76
                                  2013       81,272  26.07 - 577.53    25,008,758      0.43         0.00 - 0.90        39.78 - 41.04
                                  2012       88,479  18.49 - 409.49    18,836,597        --         0.00 - 0.90        13.52 - 14.55
                                  2011       95,949  16.14 - 357.46    17,443,984      0.11         0.00 - 0.90        (0.31) - 0.59

  MSF Loomis Sayles Small Cap     2015      515,373   19.27 - 21.99    11,185,851        --         0.00 - 0.90          0.82 - 1.73
     Growth Investment Division   2014      532,728   19.12 - 21.62    11,372,609        --         0.00 - 0.90          0.32 - 1.22
                                  2013      575,475   19.06 - 21.35    12,136,657        --         0.00 - 0.90        47.37 - 48.70
                                  2012      569,420   12.93 - 14.36     8,095,037        --         0.00 - 0.90        10.19 - 11.19
                                  2011      639,754   11.74 - 12.92     8,179,779        --         0.00 - 0.90          2.06 - 2.98

  MSF Met/Artisan Mid Cap         2015      159,896  26.22 - 378.15    53,555,874      1.18         0.00 - 0.90     (10.25) - (9.44)
     Value Investment Division    2014      171,419  29.03 - 417.58    62,265,623      0.72         0.00 - 0.90          1.01 - 1.93
                                  2013      179,229  28.55 - 409.68    64,604,740      0.96         0.00 - 0.90        35.63 - 36.85
                                  2012      188,777  20.91 - 299.35    50,145,783      0.99         0.00 - 0.90        10.86 - 11.86
                                  2011      187,483  18.74 - 267.60    47,188,989      0.95         0.00 - 0.90          5.80 - 6.76

  MSF MetLife Asset               2015      307,157  15.19 - 162.67     5,434,761      2.26         0.00 - 0.90      (1.12) - (0.23)
     Allocation 20 Investment     2014      311,182  15.36 - 163.63     5,533,722      3.93         0.00 - 0.90          3.79 - 4.73
     Division                     2013      302,268  14.80 - 156.63     5,157,553      3.17         0.00 - 0.90          3.57 - 4.50
                                  2012      330,868  14.29 - 150.19     5,385,935      2.97         0.00 - 0.90          8.50 - 9.49
                                  2011      293,962  13.17 - 137.56     4,371,255      2.46         0.00 - 0.90          2.55 - 3.48

  MSF MetLife Asset               2015      510,437  15.95 - 170.73     9,648,019      0.47         0.00 - 0.90      (1.67) - (0.78)
     Allocation 40 Investment     2014      537,152  16.22 - 172.58     9,972,600      3.00         0.00 - 0.90          4.22 - 5.16
     Division                     2013      528,645  15.56 - 164.48     9,308,532      2.71         0.00 - 0.90        10.20 - 11.20
                                  2012      548,694  14.12 - 148.28     8,676,630      2.88         0.00 - 0.90        10.73 - 11.74
                                  2011      491,119  12.75 - 133.03     6,564,562      2.28         0.00 - 0.90          0.37 - 1.28

  MSF MetLife Asset               2015    2,828,639  16.50 - 176.84    50,967,639      0.73         0.00 - 0.90      (1.87) - (0.99)
     Allocation 60 Investment     2014    2,946,636  16.81 - 179.11    53,734,760      2.27         0.00 - 0.90          4.35 - 5.29
     Division                     2013    2,959,238  16.11 - 170.50    51,411,065      2.13         0.00 - 0.90        17.23 - 18.29
                                  2012    3,085,848  13.74 - 144.51    45,401,738      2.48         0.00 - 0.90        12.45 - 13.47
                                  2011    3,050,810  12.22 - 127.62    39,588,309      1.72         0.00 - 0.90      (2.02) - (1.14)

  MSF MetLife Asset               2015    5,108,404  16.81 - 180.25    93,610,979      0.53         0.00 - 0.90      (2.38) - (1.50)
     Allocation 80 Investment     2014    5,267,738   17.22 - 18.78    98,075,582      1.82         0.00 - 0.90          4.59 - 5.53
     Division                     2013    5,304,870   16.46 - 17.80    93,658,356      1.65         0.00 - 0.90        23.40 - 24.51
                                  2012    5,433,641   13.34 - 14.29    77,039,719      2.10         0.00 - 0.90        14.77 - 15.82
                                  2011    5,400,236   11.62 - 12.34    66,170,247      1.59         0.00 - 0.90      (4.42) - (3.55)



               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                        -----------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO        NET
                                            UNITS      HIGHEST ($)   ASSETS ($)
                                        -----------  --------------  ------------
  MSF MetLife Mid Cap Stock       2015    2,505,060   29.58 - 34.00    83,672,129
     Index Investment Division    2014    2,603,842   30.57 - 34.82    89,174,913
                                  2013    3,096,714   28.17 - 31.80    96,112,727
                                  2012    2,971,386   21.35 - 23.88    69,807,817
                                  2011    3,140,839   18.32 - 20.31    62,847,615

  MSF MetLife Stock Index         2015   30,734,692   21.92 - 98.16   960,107,143
     Investment Division          2014   31,845,594   21.66 - 97.03   986,064,717
                                  2013   33,504,283   19.11 - 85.59   926,254,934
                                  2012   35,058,600   14.48 - 64.83   739,806,231
                                  2011   36,301,700   12.50 - 56.01   668,626,167

  MSF MFS Total Return            2015      489,178   18.00 - 97.75     9,806,863
     Investment Division          2014      495,079   18.19 - 97.90     9,964,116
                                  2013      516,460   16.89 - 90.12     9,566,029
                                  2012      523,594   14.32 - 75.73     8,143,436
                                  2011      528,477   12.95 - 67.87     7,362,338

  MSF MFS Value Investment        2015    3,455,842   21.68 - 31.88    82,376,165
     Division                     2014    3,651,820   21.71 - 31.93    87,234,542
                                  2013    3,880,440   19.62 - 28.81    83,882,181
                                  2012    3,634,888   14.55 - 21.23    57,891,425
                                  2011    3,828,828   12.53 - 18.20    52,363,369

  MSF MSCI EAFE Index             2015    4,684,375   12.59 - 18.52    76,534,999
     Investment Division          2014    4,721,774   12.84 - 18.72    77,801,016
                                  2013    4,619,766   13.79 - 19.92    81,042,858
                                  2012    4,738,737   11.42 - 16.34    68,221,885
                                  2011    4,910,651    9.74 - 13.81    59,759,550

  MSF Neuberger Berman            2015    3,271,086   27.34 - 31.42   101,297,663
     Genesis Investment Division  2014    3,467,583   27.43 - 31.24   106,824,598
                                  2013    3,669,017   27.67 - 31.24   113,031,475
                                  2012    3,701,342   20.16 - 22.55    82,409,606
                                  2011    3,915,596   18.49 - 20.50    79,279,066

  MSF Russell 2000 Index          2015    2,183,522   22.82 - 34.50    68,161,805
     Investment Division          2014    2,260,930   24.05 - 36.04    73,667,200
                                  2013    2,328,388   23.11 - 34.31    72,232,088
                                  2012    2,492,581   16.83 - 24.76    55,930,600
                                  2011    2,653,125   14.59 - 21.28    51,171,784

  MSF T. Rowe Price Large Cap     2015    3,109,875   20.70 - 33.99    87,850,152
     Growth Investment Division   2014    3,259,625   18.86 - 30.68    83,295,035
                                  2013    3,427,787   17.44 - 28.13    80,327,308
                                  2012    2,902,055   12.65 - 20.21    49,402,465
                                  2011    2,954,760   10.73 - 16.99    42,317,336

  MSF T. Rowe Price Small Cap     2015    2,691,919   35.84 - 43.14   107,313,520
     Growth Investment Division   2014    2,818,717   35.21 - 42.00   109,708,317
                                  2013    3,406,451   33.24 - 39.29   125,276,849
                                  2012    3,660,384   23.20 - 27.18    93,411,008
                                  2011    3,938,724   20.15 - 23.40    86,825,771



                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF MetLife Mid Cap Stock       2015      1.16         0.00 - 0.90       (3.23) - (2.35)
     Index Investment Division    2014      1.02         0.00 - 0.90           8.51 - 9.49
                                  2013      1.15         0.00 - 0.90         31.96 - 33.15
                                  2012      0.99         0.00 - 0.90         16.54 - 17.60
                                  2011      0.90         0.00 - 0.90       (2.77) - (1.89)

  MSF MetLife Stock Index         2015      1.74         0.00 - 0.90           0.26 - 1.17
     Investment Division          2014      1.66         0.00 - 0.90         12.35 - 13.36
                                  2013      1.82         0.00 - 0.90         30.84 - 32.02
                                  2012      1.76         0.00 - 0.90         14.72 - 15.76
                                  2011      1.66         0.00 - 0.90           0.93 - 1.84

  MSF MFS Total Return            2015      2.59         0.00 - 0.90       (1.05) - (0.16)
     Investment Division          2014      2.33         0.00 - 0.90           7.67 - 8.64
                                  2013      2.52         0.00 - 0.90         17.93 - 18.99
                                  2012      2.81         0.00 - 0.90         10.58 - 11.58
                                  2011      2.71         0.00 - 0.90           1.50 - 2.42

  MSF MFS Value Investment        2015      2.71         0.00 - 0.90       (1.05) - (0.15)
     Division                     2014      1.68         0.00 - 0.90          9.82 - 10.81
                                  2013      1.69         0.00 - 0.90       (11.63) - 35.73
                                  2012      1.92         0.00 - 0.90         15.60 - 16.65
                                  2011      1.56         0.00 - 0.90         (0.05) - 0.85

  MSF MSCI EAFE Index             2015      3.19         0.00 - 0.90       (1.98) - (1.09)
     Investment Division          2014      2.52         0.00 - 0.90       (6.85) - (6.00)
                                  2013      3.03         0.00 - 0.90         20.77 - 21.86
                                  2012      3.07         0.00 - 0.90         17.26 - 18.33
                                  2011      2.43         0.00 - 0.90     (13.28) - (12.50)

  MSF Neuberger Berman            2015      0.43         0.00 - 0.90         (0.32) - 0.58
     Genesis Investment Division  2014      0.39         0.00 - 0.90         (0.89) - 0.01
                                  2013      0.76         0.00 - 0.90         37.28 - 38.52
                                  2012      0.37         0.00 - 0.90          9.04 - 10.03
                                  2011      0.74         0.00 - 0.90           4.85 - 5.80

  MSF Russell 2000 Index          2015      1.21         0.00 - 0.90       (5.13) - (4.27)
     Investment Division          2014      1.14         0.00 - 0.90           4.10 - 5.04
                                  2013      1.53         0.00 - 0.90         37.31 - 38.55
                                  2012      1.15         0.00 - 0.90         15.30 - 16.35
                                  2011      1.05         0.00 - 0.90       (4.96) - (4.10)

  MSF T. Rowe Price Large Cap     2015      0.14         0.00 - 0.90          9.79 - 10.78
     Growth Investment Division   2014      0.06         0.00 - 0.90           8.11 - 9.09
                                  2013      0.25         0.00 - 0.90         37.91 - 39.19
                                  2012      0.12         0.00 - 0.90         17.90 - 18.97
                                  2011      0.09         0.00 - 0.90       (1.99) - (1.11)

  MSF T. Rowe Price Small Cap     2015      0.14         0.00 - 0.90           1.79 - 2.71
     Growth Investment Division   2014      0.02         0.00 - 0.90           5.95 - 6.91
                                  2013      0.34         0.00 - 0.90         43.26 - 44.55
                                  2012        --         0.00 - 0.90         15.13 - 16.18
                                  2011        --         0.00 - 0.90           0.86 - 1.77



               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                           -----------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO        NET
                                               UNITS      HIGHEST ($)   ASSETS ($)
                                           -----------  --------------  ------------
  MSF Van Eck Global Natural         2015        1,703          101.94       173,650
     Resources Investment            2014        1,164          151.34       176,178
     Division                        2013          916          185.99       170,365
     (Commenced 5/2/2011)            2012          319          167.46        53,423
                                     2011           81          162.89        13,179

  MSF Western Asset Management       2015      964,462   22.85 - 41.19    24,996,181
     Strategic Bond Opportunities    2014      989,244   23.46 - 41.91    26,015,238
     Investment Division             2013    1,022,252   22.45 - 39.73    25,366,442
                                     2012    1,037,022   22.40 - 39.30    25,456,035
                                     2011    1,068,823   20.28 - 35.25    23,536,888

  MSF Western Asset                  2015      870,402   16.14 - 25.36    15,860,627
     Management                      2014      904,420   16.19 - 25.22    16,386,046
     U.S. Government                 2013      935,377   15.89 - 24.53    16,494,249
     Investment Division             2012      936,357   16.15 - 24.71    16,622,548
                                     2011      957,065   15.77 - 23.91    16,435,798

  MSF WMC Balanced                   2015    8,029,813   23.81 - 96.36   299,841,089
     Investment Division             2014    8,541,626   23.21 - 93.94   312,335,178
                                     2013    9,093,665   21.00 - 84.97   302,812,153
                                     2012    9,597,280   17.41 - 70.46   266,981,783
                                     2011   10,223,668   15.50 - 62.70   255,554,192

  MSF WMC Core Equity                2015    1,224,975   21.37 - 70.61    72,522,716
     Opportunities Investment        2014    1,304,591   20.87 - 68.96    75,552,945
     Division                        2013    1,389,950   18.87 - 62.33    72,729,703
                                     2012    1,511,861   14.11 - 46.62    58,219,352
                                     2011    1,569,723   12.50 - 41.31    53,650,792

  Oppenheimer VA Main                2015          290           33.88         9,828
     Street Small Cap                2014          140           36.01         5,052
     Investment Division
     (Commenced 4/28/2008 and
     began transactions in 2014)

  PIMCO VIT All Asset                2015        9,368           11.72       109,756
     Investment Division             2014       70,102           12.87       902,397
     (Commenced 5/2/2011)            2013       72,143           12.81       924,295
                                     2012       10,325           12.78       131,919
                                     2011        8,649           11.12        96,138

  PIMCO VIT                          2015        1,395            7.32        10,211
     Commodity RealReturn            2014        3,576            9.85        35,230
     Strategy Investment Division    2013          479           12.08         5,783
     (Commenced 4/29/2013)

  PIMCO VIT Low Duration             2015       65,525           12.59       824,924
     Investment Division             2014      123,927           12.55     1,555,287
                                     2013      126,188           12.44     1,570,296
                                     2012       79,088           12.46       985,514
                                     2011       80,364           11.77       946,008



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  MSF Van Eck Global Natural         2015      0.52                0.00              (32.64)
     Resources Investment            2014      0.49                0.00              (18.63)
     Division                        2013      0.61                0.00                14.17
     (Commenced 5/2/2011)            2012        --                0.00                 2.80
                                     2011        --                0.00              (22.34)

  MSF Western Asset Management       2015      5.11         0.00 - 0.90      (2.60) - (1.72)
     Strategic Bond Opportunities    2014      5.30         0.00 - 0.90          4.53 - 5.47
     Investment Division             2013      4.98         0.00 - 0.90          0.19 - 1.09
                                     2012      3.61         0.00 - 0.90        10.49 - 11.50
                                     2011      5.05         0.00 - 0.90          5.19 - 6.14

  MSF Western Asset                  2015      2.30         0.00 - 0.90        (0.33) - 0.57
     Management                      2014      1.93         0.00 - 0.90          1.89 - 2.81
     U.S. Government                 2013      2.13         0.00 - 0.90      (1.63) - (0.74)
     Investment Division             2012      2.09         0.00 - 0.90          2.44 - 3.37
                                     2011      1.49         0.00 - 0.90          4.56 - 5.51

  MSF WMC Balanced                   2015      1.96         0.00 - 0.90          1.66 - 2.58
     Investment Division             2014      1.99         0.00 - 0.90         9.56 - 10.55
                                     2013      2.46         0.00 - 0.90        19.51 - 20.59
                                     2012      2.28         0.00 - 0.90        11.36 - 12.38
                                     2011      2.43         0.00 - 0.90          2.87 - 3.81

  MSF WMC Core Equity                2015      1.78         0.00 - 0.90          1.48 - 2.40
     Opportunities Investment        2014      0.70         0.00 - 0.90         9.64 - 10.63
     Division                        2013      1.37         0.00 - 0.90        32.50 - 33.70
                                     2012      0.83         0.00 - 0.90        11.85 - 12.86
                                     2011      1.15         0.00 - 0.90      (4.89) - (4.03)

  Oppenheimer VA Main                2015      0.84                0.00               (5.90)
     Street Small Cap                2014        --                0.00                11.93
     Investment Division
     (Commenced 4/28/2008 and
     began transactions in 2014)

  PIMCO VIT All Asset                2015      2.33                0.00               (8.99)
     Investment Division             2014      5.22                0.00                 0.47
     (Commenced 5/2/2011)            2013      9.56                0.00                 0.27
                                     2012      5.69                0.00                10.96
                                     2011      3.04                0.00               (3.47)

  PIMCO VIT                          2015      5.76                0.00              (25.70)
     Commodity RealReturn            2014      0.40                0.00              (18.42)
     Strategy Investment Division    2013        --                0.00               (7.98)
     (Commenced 4/29/2013)

  PIMCO VIT Low Duration             2015      3.11                0.00                 0.31
     Investment Division             2014      1.13                0.00                 0.85
                                     2013      1.45                0.00                 0.21
                                     2012      1.91                0.00                 5.86
                                     2011      1.68                0.00                 1.11



              METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                   AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                       -----------------------------------------  ------------------------------------------------
                                                      UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                       LOWEST TO         NET         INCOME          LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                       -----------  --------------  ------------  -------------  ----------------  ---------------
  Pioneer VCT Mid Cap Value     2015           713           65.14        46,440      0.78                0.00              (6.14)
     Investment Division        2014         1,012           69.40        70,257      0.82                0.00               15.09
                                2013           828           60.30        49,935      0.48                0.00               33.10
                                2012         3,389           45.30       153,545      1.05                0.00               11.11
                                2011         3,306           40.77       134,780      0.87                0.00              (5.64)

  Putnam VT International       2015           239           23.87         5,695      1.37                0.00              (2.00)
     Value Investment Division  2014           239           24.36         5,820      1.40                0.00              (9.49)
     (Commenced 4/28/2008 and   2013           239           26.91         6,428        --                0.00               22.21
     began transactions in 2013)

  Royce Micro-Cap               2015           465           17.52         8,139        --                0.00             (12.46)
     Investment Division        2014           417           20.01         8,336        --                0.00              (3.58)
                                2013           374           20.76         7,757      0.01                0.00               20.99
                                2012        21,685           17.16       372,006        --                0.00                7.60
                                2011        19,473           15.94       310,463      2.46                0.00             (12.10)

  Royce Small-Cap               2015         2,698           20.01        53,973      0.87                0.00             (11.80)
     Investment Division        2014         2,265           22.68        51,371      0.01                0.00                3.24
                                2013        31,356           21.97       688,929      1.08                0.00               34.75
                                2012        33,234           16.30       541,872      0.09                0.00               12.50
                                2011        52,075           14.49       754,742      0.36                0.00              (3.28)

  UIF Emerging Markets Debt     2015        27,569           33.22       915,935      5.42                0.00              (1.12)
     Investment Division        2014        23,590           33.60       792,559      6.39                0.00                2.93
                                2013        35,538           32.64     1,160,019      4.27                0.00              (8.75)
                                2012        33,059           35.77     1,182,598      2.41                0.00               17.96
                                2011        13,883           30.33       420,998      3.50                0.00                7.03

  UIF Emerging Markets Equity   2015       176,970           12.58     2,225,571      0.83                0.00             (10.69)
     Investment Division        2014       150,699           14.08     2,122,051      0.29                0.00              (4.49)
                                2013        83,866           14.74     1,236,458      1.23                0.00              (1.02)
                                2012        69,412           14.90     1,033,944        --                0.00               19.95
                                2011        43,435           12.42       539,388      0.35                0.00             (18.22)

  Wells Fargo VT Total Return   2015        14,068           17.03       239,613      1.33                0.00                0.13
     Bond Investment Division   2014        59,676           17.01     1,015,053      1.33                0.00                5.59
                                2013        16,006           16.11       257,839      1.23                0.00              (1.45)
                                2012        29,620           16.51       489,060      1.38                0.00                6.11
                                2011         8,689           15.56       135,214      2.74                0.00                8.33

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying fund, portfolio, or series, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund, portfolio, or series, in which the Investment Division invests. The investment income ratio is calculated as a weighted average ratio since the Investment Division may invest in two or more share classes, if any, within the underlying fund, portfolio, or series of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized policy expenses of each of the applicable
  Investment Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund, portfolio, or series have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio, or series, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Investment Division.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2015 and 2014 and for the Years Ended December 31, 2015, 2014
  and 2013:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Equity...................................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  30
     Note 3 -- Dispositions..........................................................................  36
     Note 4 -- Insurance.............................................................................  36
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  44
     Note 6 -- Reinsurance...........................................................................  48
     Note 7 -- Closed Block..........................................................................  55
     Note 8 -- Investments...........................................................................  59
     Note 9 -- Derivatives...........................................................................  84
     Note 10 -- Fair Value...........................................................................  98
     Note 11 -- Goodwill............................................................................. 119
     Note 12 -- Long-term and Short-term Debt........................................................ 121
     Note 13 -- Equity............................................................................... 124
     Note 14 -- Other Expenses....................................................................... 131
     Note 15 -- Employee Benefit Plans............................................................... 132
     Note 16 -- Income Tax........................................................................... 142
     Note 17 -- Contingencies, Commitments and Guarantees............................................ 146
     Note 18 -- Quarterly Results of Operations (Unaudited).......................................... 156
     Note 19 -- Related Party Transactions........................................................... 157
     Note 20 -- Subsequent Events.................................................................... 157
Financial Statement Schedules at December 31, 2015 and 2014 and for the Years Ended December 31,
  2015, 2014 and 2013:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 159
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 160
 Schedule IV -- Consolidated Reinsurance............................................................. 162

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2015. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 24, 2016

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2015 and 2014

                (In millions, except share and per share data)

                                                                 2015        2014
                                                              ----------- -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated
   fair value (amortized cost: $168,361 and $173,604,
   respectively; includes $103 and $160, respectively,
   relating to variable interest entities)................... $   175,686 $   188,911
 Equity securities available-for-sale, at estimated fair
   value (cost: $1,985 and $1,926, respectively).............       1,949       2,065
 Trading and fair value option securities, at estimated
   fair value (includes $404 and $654, respectively, of
   actively traded securities; and $13 and $15,
   respectively, relating to variable interest entities).....         431         705
 Mortgage loans (net of valuation allowances of $257 and
   $258, respectively; includes $314 and $308,
   respectively, under the fair value option)................      53,722      49,059
 Policy loans................................................       8,134       8,491
 Real estate and real estate joint ventures (includes $0
   and $8, respectively, relating to variable interest
   entities; includes $42 and $78, respectively, of real
   estate held-for-sale).....................................       6,008       7,874
 Other limited partnership interests (includes $27 and $34,
   respectively, relating to variable interest entities).....       4,088       4,926
 Short-term investments, principally at estimated
    fair value...............................................       5,595       4,474
 Other invested assets (includes $43 and $56, respectively,
   relating to variable interest entities)...................      16,869      14,209
                                                              ----------- -----------
   Total investments.........................................     272,482     280,714
Cash and cash equivalents, principally at estimated fair
 value (includes $1 and $2, respectively, relating to
 variable interest entities).................................       4,651       1,993
Accrued investment income (includes $1 and $3,
 respectively, relating to variable interest entities).......       2,250       2,293
Premiums, reinsurance and other receivables (includes $2
 and $2, respectively, relating to variable interest
 entities)...................................................      23,722      23,439
Deferred policy acquisition costs and value of business
 acquired....................................................       6,043       5,975
Current income tax recoverable...............................          36          --
Other assets (includes $3 and $4, respectively, relating to
 variable interest entities).................................       4,397       4,469
Separate account assets......................................     135,939     139,335
                                                              ----------- -----------
    Total assets............................................. $   449,520 $   458,218
                                                              =========== ===========
Liabilities and Equity
Liabilities
Future policy benefits....................................... $   118,914 $   117,402
Policyholder account balances................................      94,420      95,902
Other policy-related balances................................       7,201       5,840
Policyholder dividends payable...............................         624         615
Policyholder dividend obligation.............................       1,783       3,155
Payables for collateral under securities loaned and other
 transactions................................................      21,937      24,167
Short-term debt..............................................         100         100
Long-term debt (includes $61 and $91, respectively, at
 estimated fair value, relating to variable interest
 entities)...................................................       1,715       2,027
Current income tax payable...................................          --          44
Deferred income tax liability................................       2,888       3,835
Other liabilities (includes $2 and $17, respectively,
 relating to variable interest entities).....................      32,755      33,447
Separate account liabilities.................................     135,939     139,335
                                                              ----------- -----------
    Total liabilities........................................     418,276     425,869
                                                              ----------- -----------
Contingencies, Commitments and Guarantees (Note 17)
Equity
Metropolitan Life Insurance Company stockholder's equity:
 Common stock, par value $0.01 per share; 1,000,000,000
   shares authorized; 494,466,664 shares issued and
   outstanding...............................................           5           5
 Additional paid-in capital..................................      14,444      14,448
 Retained earnings...........................................      13,738      12,470
 Accumulated other comprehensive income (loss)...............       2,685       5,034
                                                              ----------- -----------
   Total Metropolitan Life Insurance Company stockholder's
    equity...................................................      30,872      31,957
Noncontrolling interests.....................................         372         392
                                                              ----------- -----------
    Total equity.............................................      31,244      32,349
                                                              ----------- -----------
    Total liabilities and equity............................. $   449,520 $   458,218
                                                              =========== ===========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                     2015        2014        2013
                                                                  ----------  ----------  ----------
Revenues
Premiums......................................................... $   21,934  $   21,384  $   20,475
Universal life and investment-type product policy fees...........      2,584       2,466       2,363
Net investment income............................................     11,577      11,893      11,785
Other revenues...................................................      1,536       1,808       1,699
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
    securities....................................................       (49)        (16)        (81)
  Other-than-temporary impairments on fixed maturity securities
    transferred to other comprehensive income (loss)..............        (5)        (10)        (47)
 Other net investment gains (losses).............................        313         169         176
                                                                  ----------  ----------  ----------
   Total net investment gains (losses)...........................        259         143          48
 Net derivative gains (losses)...................................        881       1,037      (1,070)
                                                                  ----------  ----------  ----------
     Total revenues..............................................     38,771      38,731      35,300
                                                                  ----------  ----------  ----------
Expenses
Policyholder benefits and claims.................................     24,527      23,855      23,032
Interest credited to policyholder account balances...............      2,183       2,174       2,253
Policyholder dividends...........................................      1,264       1,240       1,205
Other expenses...................................................      6,258       6,071       5,988
                                                                  ----------  ----------  ----------
     Total expenses..............................................     34,232      33,340      32,478
                                                                  ----------  ----------  ----------
Income (loss) from continuing operations before provision for
  income tax.....................................................      4,539       5,391       2,822
Provision for income tax expense (benefit).......................      1,782       1,532         681
                                                                  ----------  ----------  ----------
Income (loss) from continuing operations, net of income tax......      2,757       3,859       2,141
Income (loss) from discontinued operations, net of income tax....         --          (3)          1
                                                                  ----------  ----------  ----------
Net income (loss)................................................      2,757       3,856       2,142
Less: Net income (loss) attributable to noncontrolling interests.         --          (5)         (7)
                                                                  ----------  ----------  ----------
Net income (loss) attributable to Metropolitan Life Insurance
  Company........................................................ $    2,757  $    3,861  $    2,149
                                                                  ==========  ==========  ==========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                         2015        2014        2013
                                                                      ----------  ----------  ----------
Net income (loss).................................................... $    2,757  $    3,856  $    2,142
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets........    (4,434)      4,165      (3,337)
  Unrealized gains (losses) on derivatives............................       559       1,288        (691)
  Foreign currency translation adjustments............................      (101)        (44)         22
  Defined benefit plans adjustment....................................       342      (1,001)      1,191
                                                                      ----------  ----------  ----------
Other comprehensive income (loss), before income tax.................     (3,634)      4,408      (2,815)
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      1,285      (1,532)        965
                                                                      ----------  ----------  ----------
Other comprehensive income (loss), net of income tax.................     (2,349)      2,876      (1,850)
                                                                      ----------  ----------  ----------
Comprehensive income (loss)..........................................        408       6,732         292
Less: Comprehensive income (loss) attributable to noncontrolling
  interest, net of income tax........................................         --          (5)         (7)
                                                                      ----------  ----------  ----------
Comprehensive income (loss) attributable to Metropolitan Life
  Insurance Company.................................................. $      408  $    6,737  $      299
                                                                      ==========  ==========  ==========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                 Accumulated         Total
                                           Additional               Other      Metropolitan Life
                                    Common  Paid-in   Retained  Comprehensive  Insurance Company   Noncontrolling  Total
                                    Stock   Capital   Earnings  Income (Loss) Stockholder's Equity   Interests     Equity
                                    ------ ---------- --------  ------------- -------------------- -------------- --------
Balance at December 31, 2012.......  $ 5    $ 14,510  $  8,631     $ 4,008          $ 27,154           $ 292      $ 27,446
Capital contributions from
 MetLife, Inc......................                3                                       3                             3
Excess tax benefits related to
 stock-based compensation..........                2                                       2                             2
Dividends paid to MetLife, Inc.....                     (1,428)                       (1,428)                       (1,428)
Change in equity of noncontrolling
 interests.........................                                                       --             (35)          (35)
Net income (loss)..................                      2,149                         2,149              (7)        2,142
Other comprehensive income (loss),
 net of income tax.................                                 (1,850)           (1,850)                       (1,850)
                                     ---    --------  --------     -------          --------           -----      --------
Balance at December 31, 2013.......    5      14,515     9,352       2,158            26,030             250        26,280
Capital contributions from
 MetLife, Inc......................                4                                       4                             4
Returns of capital.................              (76)                                    (76)                          (76)
Excess tax benefits related to
 stock-based compensation..........                5                                       5                             5
Dividends paid to MetLife, Inc.....                       (708)                         (708)                         (708)
Dividend of subsidiary (Note 3)....                        (35)                          (35)                          (35)
Change in equity of noncontrolling
 interests.........................                                                       --             147           147
Net income (loss)..................                      3,861                         3,861              (5)        3,856
Other comprehensive income (loss),
 net of income tax.................                                  2,876             2,876                         2,876
                                     ---    --------  --------     -------          --------           -----      --------
Balance at December 31, 2014.......    5      14,448    12,470       5,034            31,957             392        32,349
Capital contributions from
 MetLife, Inc......................                4                                       4                             4
Returns of capital.................              (11)                                    (11)                          (11)
Excess tax benefits related to
 stock-based compensation..........                3                                       3                             3
Dividends paid to MetLife, Inc.....                     (1,489)                       (1,489)                       (1,489)
Change in equity of noncontrolling
 interests.........................                                                       --             (20)          (20)
Net income (loss)..................                      2,757                         2,757                         2,757
Other comprehensive income (loss),
 net of income tax.................                                 (2,349)           (2,349)                       (2,349)
                                     ---    --------  --------     -------          --------           -----      --------
Balance at December 31, 2015.......  $ 5    $ 14,444  $ 13,738     $ 2,685          $ 30,872           $ 372      $ 31,244
                                     ===    ========  ========     =======          ========           =====      ========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                           2015        2014        2013
                                                                                        ----------  ----------  ----------
Cash flows from operating activities
Net income (loss)...................................................................... $    2,757  $    3,856  $    2,142
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...............................................        474         460         429
  Amortization of premiums and accretion of discounts associated with investments, net.       (848)       (664)       (738)
  (Gains) losses on investments and from sales of businesses, net......................       (259)       (138)        (49)
  (Gains) losses on derivatives, net...................................................       (426)       (902)      1,059
  (Income) loss from equity method investments, net of dividends or distributions......        320         374         195
  Interest credited to policyholder account balances...................................      2,183       2,174       2,253
  Universal life and investment-type product policy fees...............................     (2,584)     (2,466)     (2,363)
  Change in trading and fair value option securities...................................        278           2          25
  Change in accrued investment income..................................................        113         242         108
  Change in premiums, reinsurance and other receivables................................       (135)        711        (368)
  Change in deferred policy acquisition costs and value of business acquired, net......        260         271         (82)
  Change in income tax.................................................................        257         229         334
  Change in other assets...............................................................        763         465         471
  Change in insurance-related liabilities and policy-related balances..................      2,628       2,672       3,032
  Change in other liabilities..........................................................       (499)     (1,086)       (381)
  Other, net...........................................................................        (16)          1          (7)
                                                                                        ----------  ----------  ----------
Net cash provided by (used in) operating activities....................................      5,266       6,201       6,060
                                                                                        ----------  ----------  ----------
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities............................................................     82,744      63,068      71,396
  Equity securities....................................................................        651         186         206
  Mortgage loans.......................................................................     11,189      11,605      10,655
  Real estate and real estate joint ventures...........................................      2,734         976          87
  Other limited partnership interests..................................................      1,185         375         449
Purchases of:
  Fixed maturity securities............................................................    (76,594)    (69,256)    (70,760)
  Equity securities....................................................................       (694)       (173)       (461)
  Mortgage loans.......................................................................    (16,268)    (14,769)    (12,032)
  Real estate and real estate joint ventures...........................................       (823)     (1,876)     (1,427)
  Other limited partnership interests..................................................       (668)       (773)       (675)
Cash received in connection with freestanding derivatives..............................      1,039         740         560
Cash paid in connection with freestanding derivatives..................................     (1,012)     (1,050)     (1,171)
Dividend of subsidiary.................................................................         --         (49)         --
Receipts on loans to affiliates........................................................         --          75          --
Issuances of loans to affiliates.......................................................         --        (100)         --
Purchases of loans to affiliates.......................................................         --        (437)         --
Net change in policy loans.............................................................        357         (70)        (57)
Net change in short-term investments...................................................     (1,117)      1,472         900
Net change in other invested assets....................................................       (603)       (254)       (460)
Net change in property, equipment and leasehold improvements...........................         23        (140)        (76)
Other, net.............................................................................         --          17          --
                                                                                        ----------  ----------  ----------
Net cash provided by (used in) investing activities.................................... $    2,143  $  (10,433) $   (2,866)
                                                                                        ----------  ----------  ----------

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
          (A Wholly-Owned Subsidiary of MetLife, Inc.) -- (continued)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                               2015       2014       2013
                                                                                            ---------  ---------  ---------
Cash flows from financing activities
Policyholder account balances:
  Deposits................................................................................. $  60,216  $  54,902  $  50,018
  Withdrawals..............................................................................   (61,248)   (51,210)   (52,020)
Net change in payables for collateral under securities loaned and other transactions.......    (2,230)     3,071     (1,365)
Net change in short-term debt..............................................................        --       (320)        75
Long-term debt issued......................................................................       907          4        481
Long-term debt repaid......................................................................      (673)      (390)       (27)
Cash received in connection with redeemable noncontrolling interests.......................        --         --        774
Cash paid in connection with noncontrolling interests......................................      (159)        --         --
Dividends paid to MetLife, Inc.............................................................    (1,489)      (708)    (1,428)
Returns of capital.........................................................................       (11)        --         --
Other, net.................................................................................       (64)      (222)        (5)
                                                                                            ---------  ---------  ---------
Net cash provided by (used in) financing activities........................................    (4,751)     5,127     (3,497)
                                                                                            ---------  ---------  ---------
Change in cash and cash equivalents........................................................     2,658        895       (303)
Cash and cash equivalents, beginning of year...............................................     1,993      1,098      1,401
                                                                                            ---------  ---------  ---------
Cash and cash equivalents, end of year..................................................... $   4,651  $   1,993  $   1,098
                                                                                            =========  =========  =========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
  Interest................................................................................. $     123  $     150  $     152
                                                                                            =========  =========  =========
  Income tax............................................................................... $   1,217  $   1,304  $     822
                                                                                            =========  =========  =========
Non-cash transactions:
  Capital contributions from MetLife, Inc.................................................. $       4  $       4  $       3
                                                                                            =========  =========  =========
  Fixed maturity securities received in connection with pension risk transfer transactions. $     903  $      --  $      --
                                                                                            =========  =========  =========
  Deconsolidation of real estate investment vehicles (1):
   Reduction of redeemable noncontrolling interests........................................ $      --  $     774  $      --
                                                                                            =========  =========  =========
   Reduction of long-term debt............................................................. $     543  $     413  $      --
                                                                                            =========  =========  =========
   Reduction of real estate and real estate joint ventures................................. $     389  $   1,132  $      --
                                                                                            =========  =========  =========
   Increase in noncontrolling interests.................................................... $     153  $      --  $      --
                                                                                            =========  =========  =========
  Issuance of short-term debt.............................................................. $      --  $     245  $      --
                                                                                            =========  =========  =========
  Returns of capital....................................................................... $      --  $      76  $      --
                                                                                            =========  =========  =========
  Disposal of subsidiary:
   Assets disposed......................................................................... $      --  $      69  $      --
   Liabilities disposed....................................................................        --        (34)        --
                                                                                            ---------  ---------  ---------
   Net assets disposed.....................................................................        --         35         --
   Cash disposed...........................................................................        --        (49)        --
   Dividend of interests in subsidiary.....................................................        --         14         --
                                                                                            ---------  ---------  ---------
   Loss on dividend of interests in subsidiary............................................. $      --  $      --  $      --
                                                                                            =========  =========  =========

--------

(1)For the year ended December 31, 2015, amounts represent the impact of the consolidation of a real estate investment vehicle, offset by the subsequent deconsolidation of such real estate investment vehicle. See Note 8 for information on the 2014 amounts.

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a provider of life insurance, annuities, employee benefits and asset management and is organized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

   .  such separate accounts are legally recognized;

   . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

   .  investments are directed by the contractholder; and

   . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             4
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   5
-----------------------------------------------------------------------------------------
Reinsurance                                                                           6
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Employee Benefit Plans                                                                15
-----------------------------------------------------------------------------------------
Income Tax                                                                            16
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              17
-----------------------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Premium deficiency reserves may also be established for short duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short duration contracts.

    Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, policyholder dividends left on deposit and obligations assumed under structured settlement assignments.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, long-term care and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

    The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

    See Note 4 for additional information on obligations assumed under structured settlement assignments.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;

    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 ------------------------------------------------------------------------------
 .  Nonparticipating and                  Actual and expected future gross
    non-dividend-paying traditional       premiums.
    contracts:
    .  Term insurance
    .  Nonparticipating whole life
       insurance
    .  Traditional group life insurance
    .  Non-medical health insurance
 ------------------------------------------------------------------------------
 .  Participating, dividend-paying        Actual and expected future gross
    traditional contracts                 margins.
 ------------------------------------------------------------------------------
 .  Fixed and variable universal life     Actual and expected future gross
    contracts                             profits.
 .  Fixed and variable deferred
    annuity contracts

   See Note 5 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Trading and Fair Value Option Securities

    Trading and fair value option ("FVO") securities are stated at estimated fair value and include investments that are actively purchased and sold ("Actively traded securities") and investments for which the FVO has been elected ("FVO securities").

    Changes in estimated fair value of these securities are included in net investment income, except for certain securities included in FVO securities where changes are included in net investment gains (losses).

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are residential mortgage loans for which the FVO was elected. These mortgage loans are stated at estimated fair value. Changes in estimated fair value are recognized in net investment income.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Other Invested Assets

    Other invested assets consist principally of the following:

  . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

  . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

  . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

  . Annuities funding structured settlement claims represent annuities funding claims assumed by the Company in its capacity as a structured settlements assignment company. The annuities are stated at their contract value, which represents the present value of the future periodic claim payments to be provided. The net investment income recognized reflects the amortization of discount of the annuity at its implied effective interest rate. See Note 4.

  . Direct financing leases gross investment is equal to the minimum lease payments plus the unguaranteed residual value. Income is recorded by applying the pre-tax internal rate of return to the investment balance. The Company regularly reviews lease receivables for impairment.

  . Funds withheld represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

  . Investment in an operating joint venture that engages in insurance underwriting activities accounted for under the equity method.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
                                        .  All derivatives held in relation
                                           to trading portfolios

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Employee Benefit Plans

   The Company sponsors and administers various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

   The Company recognizes the funded status of each of its defined pension and postretirement benefit plans, measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits in other assets or other liabilities.

   Actuarial gains and losses result from differences between the actual experience and the assumed experience on plan assets or PBO during a particular period and are recorded in accumulated OCI ("AOCI"). To the extent such gains and losses exceed 10% of the greater of the PBO or the estimated fair value of plan assets, the excess is amortized into net periodic benefit costs over the average projected future service years of the active employees. In addition, prior service costs (credit) are recognized in AOCI at the time of the amendment and then amortized to net periodic benefit costs over the average projected future service years of the active employees affected by the change.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Net periodic benefit costs are determined using management estimates and actuarial assumptions and are comprised of service cost, interest cost, settlement and curtailment costs, expected return on plan assets, amortization of net actuarial (gains) losses, and amortization of prior service costs (credit). Fair value is used to determine the expected return on plan assets.

   The Company also sponsors defined contribution plans for substantially all U.S. employees under which a portion of participant contributions is matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the defined contribution plans, no liability for matching contributions is recognized on the balance sheets.

 Income Tax

   Metropolitan Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Metropolitan Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Metropolitan Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Metropolitan Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

 . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

 .  the jurisdiction in which the deferred tax asset was generated;

 . the length of time that carryforward can be utilized in the various taxing jurisdiction;

 . future taxable income exclusive of reversing temporary differences and carryforwards;

 .  future reversals of existing taxable temporary differences;

 .  taxable income in prior carryback years; and

 .  tax planning strategies.

   The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Except as otherwise disclosed in Note 17, legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

  Stock-Based Compensation

    Stock-based compensation recognized on the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    MetLife, Inc. grants certain employees and directors stock-based compensation awards under various plans that are subject to specific vesting conditions. With the exception of performance shares granted in 2015, 2014 and 2013 which are re-measured quarterly, the cost of all stock-based transactions is measured at fair value at grant date and recognized over the period during which a grantee is required to provide services in exchange for the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon retirement, or the attainment of retirement eligibility, the requisite service period subsequent to attaining such eligibility is considered non-substantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of retirement eligibility. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to 25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.2 billion and $1.3 billion at December 31, 2015 and 2014, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $720 million and $721 million at December 31, 2015 and 2014, respectively. Related depreciation and amortization expense was $159 million, $123 million and $115 million for the years ended December 31, 2015, 2014 and 2013, respectively.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.4 billion and $1.2 billion at December 31, 2015 and 2014, respectively. Accumulated amortization of capitalized software was $1.0 billion and $882 million at December 31, 2015 and 2014, respectively. Related amortization expense was $150 million, $145 million and $144 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  Other Revenues

    Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees, administrative service fees, and changes in account value relating to corporate-owned life insurance ("COLI"). Such fees and commissions are recognized in the period in which services are performed. Under certain COLI contracts, if the Company reports certain unlikely adverse results in its financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Policyholder Dividends

    Policyholder dividends are approved annually by Metropolitan Life Insurance Company and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life Insurance Company and its insurance subsidiaries.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

  Goodwill

    Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

    The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

    On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2014, the Company adopted new guidance regarding the presentation of an unrecognized tax benefit. The new guidance requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. However, when the carryforwards are not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or the applicable tax law does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax asset. The adoption was prospectively applied and resulted in a reduction to other liabilities and a corresponding increase to deferred income tax liability in the amount of $190 million.

  Effective January 1, 2014, the Company adopted new guidance on other expenses. The objective of this standard is to address how health insurers should recognize and classify in their income statements fees mandated by the Patient Protection and Affordable Care Act, as amended by the Health Care and Education Reconciliation Act. The amendments in this standard specify that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year in which the fee is payable with a corresponding deferred cost that is amortized to expense using the straight-line method of allocation unless another method better allocates the fee over the calendar year that it is payable. In accordance with the adoption of the new accounting pronouncement, on January 1, 2014, the Company recorded $55 million in other liabilities, and a corresponding deferred cost, in other assets.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

Future Adoption of New Accounting Pronouncements

  In February 2016, the Financial Accounting Standards Board ("FASB") issued new guidance on leasing transactions (Accounting Standards Update ("ASU") 2016-02, Leases -- Topic 842). The new guidance is effective for the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and requires a modified retrospective transition approach which includes a number of optional practical expedients. Early adoption is permitted. The new guidance requires a lessee to recognize assets and liabilities for leases with lease terms of more than twelve months. Consistent with current guidance, leases would be classified as finance or operating leases. However, unlike current guidance, the new guidance will require both types of leases to be recognized on the balance sheet. Lessor accounting will remain largely unchanged from current guidance except for certain targeted changes. The new guidance will also require new qualitative and quantitative disclosures. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In May 2015, the FASB issued new guidance on short-duration insurance contracts (ASU 2015-09, Financial Services -- Insurance (Topic 944):
Disclosures about Short-Duration Contracts). The amendments in this new guidance are effective for annual periods beginning after December 15, 2015, and interim periods within annual periods beginning after December 15, 2016. The new guidance should be applied retrospectively by providing comparative disclosures for each period presented, except for those requirements that apply only to the current period. The new guidance requires insurance entities to provide users of financial statements with more

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

transparent information about initial claim estimates and subsequent adjustments to these estimates, including information on: (i) reconciling from the claim development table to the balance sheet liability, (ii) methodologies and judgments in estimating claims, and (iii) the timing, and frequency of claims. The adoption will not have an impact on the Company's consolidated financial statements other than expanded disclosures in Note 4.

  In May 2015, the FASB issued new guidance on fair value measurement (ASU 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years and which should be applied retrospectively to all periods presented. Earlier application is permitted. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using NAV per share (or its equivalent) practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In April 2015, the FASB issued new guidance on accounting for fees paid in a cloud computing arrangement (ASU 2015-05, Intangibles -- Goodwill and Other -- Internal-Use Software (Subtopic 350-40): Customer's Accounting for Fees Paid in a Cloud Computing Arrangement), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the new guidance is permitted and an entity can elect to adopt the guidance either: (1) prospectively to all arrangements entered into or materially modified after the effective date; or (2) retrospectively. The new guidance provides that all software licenses included in cloud computing arrangements be accounted for consistent with other licenses of intangible assets. However, if a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract, the accounting for which did not change. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In February 2015, the FASB issued certain amendments to the consolidation analysis to improve consolidation guidance for legal entities (ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in this ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2016 and interim periods within those years and should be applied retrospectively. In August 2015, the FASB amended the guidance to defer the effective date by one year, effective for the fiscal years beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2. Segment Information

  The Company is organized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its Retail segment, which is organized into two U.S. businesses, Life & Other and Annuities, as well as certain portions of its Corporate Benefit Funding segment and Corporate & Other (the "Separation"). See Note 20.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. These changes were applied retrospectively and did not have an impact on total consolidated operating earnings or net income.

Retail

  The Retail segment offers a broad range of protection products and services and a variety of annuities to individuals and employees of corporations and other institutions, and is organized into two U.S. businesses: Life & Other and Annuities. Life & Other insurance products and services include variable life, universal life, term life and whole life products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products. Life & Other products and services also include individual disability income products. Annuities includes a variety of variable and fixed annuities which provide for both asset accumulation and asset distribution needs.

Group, Voluntary & Worksite Benefits

  The Group, Voluntary & Worksite Benefits segment offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees. Group, Voluntary & Worksite Benefits insurance products and services include life, dental, group short- and long-term disability and accidental death and dismemberment coverages. In addition, the Group, Voluntary & Worksite Benefits segment offers long-term care, critical illness, vision and accident & health coverages, as well as prepaid legal plans.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest contracts and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund postretirement benefits and company-, bank- or trust-owned life insurance used to finance nonqualified benefit programs for executives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


Corporate & Other

  Corporate & Other contains the excess capital, as well as enterprise-wide strategic initiative restructuring charges, not allocated to the segments, various start-up businesses (including the investment management business through which the Company offers fee-based investment management services to institutional clients), certain run-off businesses, the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. In addition, Corporate & Other includes ancillary U.S. direct business, comprised of group and individual products sold through sponsoring organizations, affinity groups and direct to consumer. Additionally, Corporate & Other includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses).

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

  . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

  . Net investment income: (i) includes investment hedge adjustments which represent earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment,
     (ii) includes income from discontinued real estate operations,
     (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method and
     (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  The following adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

  .  Policyholder benefits and claims and policyholder dividends excludes:
     (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses), (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (iii) benefits and hedging costs related to GMIBs ("GMIB Costs") and (iv) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

  . Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

  . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs and (iii) Market Value Adjustments;

  . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

  . Other expenses excludes costs related to noncontrolling interests and goodwill impairments.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. Consequently, prior period results for the years ended December 31, 2014 and 2013 were impacted as follows:

  . Retail's operating earnings increased (decreased) by $145 million and $74 million, net of ($49) million and ($49) million of income tax expense (benefit), respectively;

  . Group, Voluntary & Worksite Benefits' operating earnings increased (decreased) by ($19) million and ($38) million, net of ($13) million and ($21) million of income tax expense (benefit), respectively;

  . Corporate Benefit Funding's operating earnings increased (decreased) by ($60) million and ($57) million, net of ($41) million and ($25) million of income tax expense (benefit), respectively; and

  . Corporate & Other's operating earnings increased (decreased) by ($66) million and $21 million, net of $103 million and $95 million of income tax expense (benefit), respectively.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2015, 2014 and 2013 and at December 31, 2015 and 2014. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

   MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

 include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
 (loss) from continuing operations, net of income tax.

   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                            Operating Results
                                      ------------------------------------------------------------
                                                     Group,
                                                   Voluntary    Corporate
                                                   & Worksite    Benefit    Corporate                              Total
Year Ended December 31, 2015            Retail      Benefits     Funding     & Other      Total     Adjustments Consolidated
------------------------------------- ----------  -----------  ----------  ----------  -----------  ----------- ------------
                                                                          (In millions)
Revenues
Premiums............................. $    4,115  $    14,699  $    3,004  $      116  $    21,934  $       --  $    21,934
Universal life and investment-type
 product policy fees.................      1,543          740         201          --        2,484         100        2,584
Net investment income................      5,269        1,825       4,901          38       12,033        (456)      11,577
Other revenues.......................        156          441         287         652        1,536          --        1,536
Net investment gains (losses)........         --           --          --          --           --         259          259
Net derivative gains (losses)........         --           --          --          --           --         881          881
                                      ----------  -----------  ----------  ----------  -----------  ----------  -----------
  Total revenues.....................     11,083       17,705       8,393         806       37,987         784       38,771
                                      ----------  -----------  ----------  ----------  -----------  ----------  -----------
Expenses
Policyholder benefits and claims and
 policyholder dividends..............      6,547       13,974       5,126          80       25,727          64       25,791
Interest credited to policyholder
 account balances....................        955          151       1,073          --        2,179           4        2,183
Capitalization of DAC................       (449)         (12)        (19)         (2)        (482)         --         (482)
Amortization of DAC and VOBA.........        579           32          20          (1)         630         112          742
Interest expense on debt.............          3           --           4         115          122          --          122
Other expenses.......................      1,873        2,246         474       1,280        5,873           3        5,876
                                      ----------  -----------  ----------  ----------  -----------  ----------  -----------
  Total expenses.....................      9,508       16,391       6,678       1,472       34,049         183       34,232
                                      ----------  -----------  ----------  ----------  -----------  ----------  -----------
Provision for income tax expense
 (benefit)...........................        479          488         596          10        1,573         209        1,782
                                      ----------  -----------  ----------  ----------  -----------              -----------
Operating earnings................... $    1,096  $       826  $    1,119  $     (676)       2,365
                                      ==========  ===========  ==========  ==========
Adjustments to:
  Total revenues.....................                                                          784
  Total expenses.....................                                                         (183)
  Provision for income tax
   (expense) benefit.................                                                         (209)
                                                                                       -----------
Income (loss) from continuing
 operations, net of income tax.......                                                  $     2,757              $     2,757
                                                                                       ===========              ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

                                                      Group,
                                                    Voluntary   Corporate
                                                    & Worksite   Benefit    Corporate
At December 31, 2015                       Retail    Benefits    Funding     & Other    Total
---------------------------------------  ---------- ---------- ------------ --------- ----------
                                                              (In millions)
Total assets............................ $  176,776 $  43,770  $    201,251 $  27,723 $  449,520
Separate account assets................. $   56,377 $     638  $     78,924 $      -- $  135,939
Separate account liabilities............ $   56,377 $     638  $     78,924 $      -- $  135,939

                                                          Operating Results
                                      --------------------------------------------------------
                                                    Group,
                                                  Voluntary   Corporate
                                                  & Worksite   Benefit   Corporate                             Total
Year Ended December 31, 2014            Retail     Benefits    Funding    & Other      Total    Adjustments Consolidated
------------------------------------- ----------  ----------  ---------  ---------  ----------  ----------- ------------
                                                                        (In millions)
Revenues
Premiums............................. $    4,081  $   14,381  $   2,794  $     128  $   21,384   $      --   $   21,384
Universal life and investment-type
 product policy fees.................      1,505         716        191         --       2,412          54        2,466
Net investment income................      5,451       1,785      4,777        352      12,365        (472)      11,893
Other revenues.......................        430         415        287        676       1,808          --        1,808
Net investment gains (losses)........         --          --         --         --          --         143          143
Net derivative gains (losses)........         --          --         --         --          --       1,037        1,037
                                      ----------  ----------  ---------  ---------  ----------   ---------   ----------
  Total revenues.....................     11,467      17,297      8,049      1,156      37,969         762       38,731
                                      ----------  ----------  ---------  ---------  ----------   ---------   ----------
Expenses
Policyholder benefits and claims and
 policyholder dividends..............      6,379      13,823      4,771         77      25,050          45       25,095
Interest credited to policyholder
 account balances....................        988         155      1,020         --       2,163          11        2,174
Capitalization of DAC................       (376)        (17)       (30)        (1)       (424)         --         (424)
Amortization of DAC and VOBA.........        536          26         17         --         579         116          695
Interest expense on debt.............          6           2         10        132         150           1          151
Other expenses.......................      1,750       2,169        478      1,258       5,655          (6)       5,649
                                      ----------  ----------  ---------  ---------  ----------   ---------   ----------
  Total expenses.....................      9,283      16,158      6,266      1,466      33,173         167       33,340
                                      ----------  ----------  ---------  ---------  ----------   ---------   ----------
Provision for income tax expense
 (benefit)...........................        684         417        618       (397)      1,322         210        1,532
                                      ----------  ----------  ---------  ---------  ----------               ----------
Operating earnings................... $    1,500  $      722  $   1,165  $      87       3,474
                                      ==========  ==========  =========  =========
Adjustments to:
  Total revenues.....................                                                      762
  Total expenses.....................                                                     (167)
  Provision for income tax
   (expense) benefit.................                                                     (210)
                                                                                    ----------
Income (loss) from continuing
 operations, net of income tax.......                                               $    3,859               $    3,859
                                                                                    ==========               ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

                                           Group,
                                         Voluntary  Corporate
                                         & Worksite  Benefit   Corporate
At December 31, 2014            Retail    Benefits   Funding    & Other    Total
----------------------------- ---------- ---------- ---------- --------- ----------
                                                  (In millions)

Total assets................. $  181,207 $  43,718  $  203,281 $  30,012 $  458,218
Separate account assets...... $   59,710 $     669  $   78,956 $      -- $  139,335
Separate account liabilities. $   59,710 $     669  $   78,956 $      -- $  139,335

                                                          Operating Results
                                      --------------------------------------------------------
                                                    Group,
                                                  Voluntary   Corporate
                                                  & Worksite   Benefit   Corporate                             Total
Year Ended December 31, 2013            Retail     Benefits    Funding    & Other      Total    Adjustments Consolidated
------------------------------------- ----------  ----------  ---------  ---------  ----------  ----------- ------------
                                                                        (In millions)
Revenues
Premiums............................. $    3,992  $   13,732  $   2,675  $      76  $   20,475  $       --   $   20,475
Universal life and investment-type
 product policy fees.................      1,397         688        211         --       2,296          67        2,363
Net investment income................      5,395       1,766      4,516        540      12,217        (432)      11,785
Other revenues.......................        328         404        273        694       1,699          --        1,699
Net investment gains (losses)........         --          --         --         --          --          48           48
Net derivative gains (losses)........         --          --         --         --          --      (1,070)      (1,070)
                                      ----------  ----------  ---------  ---------  ----------  ----------   ----------
  Total revenues.....................     11,112      16,590      7,675      1,310      36,687      (1,387)      35,300
                                      ----------  ----------  ---------  ---------  ----------  ----------   ----------
Expenses
Policyholder benefits and claims and
 policyholder dividends..............      6,246      13,191      4,723         67      24,227          10       24,237
Interest credited to policyholder
 account balances....................        988         156      1,092         --       2,236          17        2,253
Capitalization of DAC................       (517)        (20)       (25)        --        (562)         --         (562)
Amortization of DAC and VOBA.........        447          25         19         --         491        (230)         261
Interest expense on debt.............          5           1         10        134         150           3          153
Other expenses.......................      2,265       2,023        476      1,341       6,105          31        6,136
                                      ----------  ----------  ---------  ---------  ----------  ----------   ----------
  Total expenses.....................      9,434      15,376      6,295      1,542      32,647        (169)      32,478
                                      ----------  ----------  ---------  ---------  ----------  ----------   ----------
Provision for income tax expense
 (benefit)...........................        530         425        487       (326)      1,116        (435)         681
                                      ----------  ----------  ---------  ---------  ----------               ----------
Operating earnings................... $    1,148  $      789  $     893  $      94       2,924
                                      ==========  ==========  =========  =========
Adjustments to:
  Total revenues.....................                                                   (1,387)
  Total expenses.....................                                                      169
  Provision for income tax
   (expense) benefit.................                                                      435
                                                                                    ----------
Income (loss) from continuing
 operations, net of income tax.......                                               $    2,141               $    2,141
                                                                                    ==========               ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                   Years Ended December 31,
                                                   -----------------------
                                                    2015     2014    2013
                                                   -------  ------- -------
                                                        (In millions)
     Life insurance............................... $13,811  $13,865 $13,482
     Accident & health insurance..................   7,475    7,247   6,873
     Annuities....................................   4,548    4,352   4,007
     Non-insurance................................     220      194     175
                                                   -------  ------- -------
       Total...................................... $26,054  $25,658 $24,537
                                                   =======  ======= =======

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from one Group, Voluntary & Worksite Benefits customer were $2.7 billion, $2.8 billion and $2.5 billion for the years ended December 31, 2015, 2014 and 2013, respectively, which represented 10%, 11% and 10%, respectively, of consolidated premiums, universal life and investment-type product policy fees and other revenues. Revenues derived from any other customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2015, 2014 and 2013.

3. Dispositions

  In December 2014, Metropolitan Life Insurance Company distributed to MetLife, Inc., as a dividend, all of the issued and outstanding shares of common stock of its wholly-owned, broker-dealer subsidiary, New England Securities Corporation ("NES"). The net book value of NES at the time of the dividend was $35 million, which was recorded as a dividend of retained earnings of $35 million. As of the date of the dividend payment, the Company no longer consolidates the assets, liabilities and operations of NES.

4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                        December 31,
                                                     -------------------
                                                       2015      2014
                                                     --------- ---------
                                                        (In millions)
       Retail....................................... $  92,618 $  91,868
       Group, Voluntary & Worksite Benefits.........    29,670    28,805
       Corporate Benefit Funding....................    97,719    97,953
       Corporate & Other............................       528       518
                                                     --------- ---------
         Total...................................... $ 220,535 $ 219,144
                                                     ========= =========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Future policy benefits are measured as follows:

    Product Type:                     Measurement Assumptions:
    ------------------------------------------------------------------------
    Participating life                Aggregate of (i) net level premium
                                        reserves for death and endowment
                                        policy benefits (calculated based
                                        upon the non-forfeiture interest
                                        rate, ranging from 3% to 7%, and
                                        mortality rates guaranteed in
                                        calculating the cash surrender
                                        values described in such
                                        contracts); and (ii) the liability
                                        for terminal dividends.
    ------------------------------------------------------------------------
    Nonparticipating life             Aggregate of the present value of
                                        expected future benefit payments
                                        and related expenses less the
                                        present value of expected future
                                        net premiums. Assumptions as to
                                        mortality and persistency are based
                                        upon the Company's experience when
                                        the basis of the liability is
                                        established. Interest rate
                                        assumptions for the aggregate
                                        future policy benefit liabilities
                                        range from 2% to 11%.
    ------------------------------------------------------------------------
    Individual and group traditional  Present value of expected future
    fixed annuities after               payments. Interest rate assumptions
    annuitization                       used in establishing such
                                        liabilities range from 2% to 11%.
    ------------------------------------------------------------------------
    Non-medical health                The net level premium method and
    insurance                           assumptions as to future morbidity,
                                        withdrawals and interest, which
                                        provide a margin for adverse
                                        deviation. Interest rate
                                        assumptions used in establishing
                                        such liabilities range from 4% to
                                        7%.
    ------------------------------------------------------------------------
    Disabled lives                    Present value of benefits method and
                                        experience assumptions as to claim
                                        terminations, expenses and
                                        interest. Interest rate assumptions
                                        used in establishing such
                                        liabilities range from 2% to 8%.

  Participating business represented 5% of the Company's life insurance in-force at both December 31, 2015 and 2014. Participating policies represented 27%, 27% and 28% of gross traditional life insurance premiums for the years ended December 31, 2015, 2014 and 2013, respectively.

  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from less than 1% to 13%, less expenses, mortality charges and withdrawals.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

 ------------------------------------------------------------------------------
 Guarantee:                                   Measurement Assumptions:
 ------------------------------------------------------------------------------
 GMDBs  . A return of purchase payment      . Present value of expected death
           upon death even if the account      benefits in excess of the
           value is reduced to zero.           projected account balance
                                               recognizing the excess ratably
                                               over the accumulation period
                                               based on the present value of
                                               total expected assessments.

        . An enhanced death benefit may be  . Assumptions are consistent with
           available for an additional fee.    those used for amortizing DAC,
                                               and are thus subject to the
                                               same variability and risk.

                                            . Investment performance and
                                               volatility assumptions are
                                               consistent with the historical
                                               experience of the appropriate
                                               underlying equity index, such
                                               as the S&P 500 Index.

                                            . Benefit assumptions are based on
                                               the average benefits payable
                                               over a range of scenarios.
 ------------------------------------------------------------------------------
 GMIBs  . After a specified period of time  . Present value of expected income
           determined at the time of           benefits in excess of the
           issuance of the variable            projected account balance at
           annuity contract, a minimum         any future date of
           accumulation of purchase            annuitization and recognizing
           payments, even if the account       the excess ratably over the
           value is reduced to zero, that      accumulation period based on
           can be annuitized to receive a      present value of total expected
           monthly income stream that is       assessments.
           not less than a specified
           amount.
        . Certain contracts also provide    . Assumptions are consistent with
           for a guaranteed lump sum           those used for estimating GMDB
           return of purchase premium in       liabilities.
           lieu of the annuitization
           benefit.

                                            . Calculation incorporates an
                                               assumption for the percentage
                                               of the potential annuitizations
                                               that may be elected by the
                                               contractholder.
 ------------------------------------------------------------------------------
 GMWBs. . A return of purchase payment via  . Expected value of the life
           partial withdrawals, even if        contingent payments and
           the account value is reduced to     expected assessments using
           zero, provided that cumulative      assumptions consistent with
           withdrawals in a contract year      those used for estimating the
           do not exceed a certain limit.      GMDB liabilities.

        . Certain contracts include
           guaranteed with- drawals that
           are life contingent.
 ------------------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  The Company also issues other annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize. These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Certain other annuity contracts contain guaranteed annuitization benefits that may be above what would be provided by the current account value of the contract. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                      Universal and Variable
                                    Annuity Contracts     Life Contracts
                                    ---------------   ----------------------
                                                      Secondary    Paid-Up
                                    GMDBs    GMIBs    Guarantees  Guarantees  Total
                                    -----    -----    ----------  ---------- ------
                                                   (In millions)
Direct
Balance at January 1, 2013.........  $109    $ 332          $340         $68 $  849
Incurred guaranteed benefits.......    44       58            77           6    185
Paid guaranteed benefits...........    (5)      --            --          --     (5)
                                     ----      -----        ----         --- ------
Balance at December 31, 2013.......   148      390           417          74  1,029
Incurred guaranteed benefits.......    51       68           124           8    251
Paid guaranteed benefits...........    (3)      --            --          --     (3)
                                     ----      -----        ----         --- ------
Balance at December 31, 2014.......   196      458           541          82  1,277
Incurred guaranteed benefits.......    37       80            86           9    212
Paid guaranteed benefits...........    (1)      --            --          --     (1)
                                     ----      -----        ----         --- ------
Balance at December 31, 2015.......  $232    $ 538          $627         $91 $1,488
                                     ====      =====        ====         === ======
Ceded
Balance at January 1, 2013.........  $ 86    $ 110          $265         $47 $  508
Incurred guaranteed benefits.......    39       14            49           4    106
Paid guaranteed benefits...........    (5)      --            --          --     (5)
                                     ----      -----        ----         --- ------
Balance at December 31, 2013.......   120      124           314          51    609
Incurred guaranteed benefits (1)...   (80)    (100)           (9)          6   (183)
Paid guaranteed benefits...........    (3)      --            --          --     (3)
                                     ----      -----        ----         --- ------
Balance at December 31, 2014.......    37       24           305          57    423
Incurred guaranteed benefits.......    14        2            49           6     71
Paid guaranteed benefits...........    (1)      --            --          --     (1)
                                     ----      -----        ----         --- ------
Balance at December 31, 2015.......  $ 50    $  26          $354         $63 $  493
                                     ====      =====        ====         === ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)

                                                      Universal and Variable
                                    Annuity Contracts    Life Contracts
                                    ----------------- ---------------------
                                                      Secondary    Paid-Up
                                     GMDBs    GMIBs   Guarantees  Guarantees  Total
                                    -------- -------- ----------  ---------- --------
                                                     (In millions)
Net
Balance at January 1, 2013......... $     23 $    222   $     75     $    21 $    341
Incurred guaranteed benefits.......        5       44         28           2       79
Paid guaranteed benefits...........       --       --         --          --       --
                                    -------- --------   --------     ------- --------
Balance at December 31, 2013.......       28      266        103          23      420
Incurred guaranteed benefits.......      131      168        133           2      434
Paid guaranteed benefits...........       --       --         --          --       --
                                    -------- --------   --------     ------- --------
Balance at December 31, 2014.......      159      434        236          25      854
Incurred guaranteed benefits.......       23       78         37           3      141
Paid guaranteed benefits...........       --       --         --          --       --
                                    -------- --------   --------     ------- --------
Balance at December 31, 2015....... $    182 $    512   $    273     $    28 $    995
                                    ======== ========   ========     ======= ========

--------

(1)  See Note 6.

   Information regarding the Company's guarantee exposure, which includes direct business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

                                                                    December 31,
                                         ---------------------------------------------------------------
                                                       2015                              2014
                                         -----------------------------     -----------------------------
                                             In the             At             In the             At
                                         Event of Death    Annuitization   Event of Death    Annuitization
                                         --------------   -------------    --------------   -------------
                                                                    (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total account value (2).................  $    59,858      $    27,648      $    62,810      $    29,474
Separate account value..................  $    48,216      $    26,530      $    51,077      $    28,347
Net amount at risk......................  $     1,698 (3)  $       379 (4)  $       702 (3)  $       244 (4)
Average attained age of contractholders.     65 years         63 years         65 years         63 years
Other Annuity Guarantees
Total account value (2).................          N/A      $       406              N/A      $       456
Net amount at risk......................          N/A      $       144 (5)          N/A      $       153 (5)
Average attained age of contractholders.          N/A         56 years              N/A         55 years

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)

                                                            December 31,
                                           -----------------------------------------------
                                                    2015                    2014
                                           ----------------------- -----------------------
                                           Secondary    Paid-Up    Secondary    Paid-Up
                                           Guarantees  Guarantees  Guarantees  Guarantees
                                           ----------- ----------- ----------- -----------
                                                            (In millions)
Universal and Variable Life Contracts (1)
Total account value (2)................... $     8,166 $     1,052 $     8,213 $     1,091
Net amount at risk (6).................... $    75,994 $     7,658 $    78,758 $     8,164
Average attained age of policyholders.....    55 years    61 years    54 years    60 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)Includes the contractholder's investments in the general account and separate account, if applicable.

(3)Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(4)Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(5)Defined as either the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date or the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. These amounts represent the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

(6)Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

    Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2015      2014
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                       Equity......... $  23,701 $  24,995
                       Balanced.......    21,082    22,759
                       Bond...........     4,454     4,561
                       Money Market...       132       150
                                       --------- ---------
                         Total........ $  49,369 $  52,465
                                       ========= =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


Obligations Assumed Under Structured Settlement Assignments

  The Company assumes structured settlement claim obligations as an assignment company. These liabilities are measured at the present value of the periodic claims to be provided and reported as other policy-related balances. The Company receives a fee for assuming these claim obligations and, as the assignee of the claim, is legally obligated to ensure periodic payments are made to the claimant. The Company purchases annuities from affiliates to fund these periodic payment claim obligations and designates payments to be made directly to the claimant by the affiliated annuity writer. These annuities funding structured settlement claims are recorded as an investment. See Note 1.

  See Note 8 for additional information on obligations assumed under structured settlement assignments.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2015, 2014 and 2013, the Company issued $35.1 billion, $36.7 billion and $26.8 billion, respectively, and repaid $35.5 billion, $31.7 billion and $25.1 billion, respectively, of such funding agreements. At December 31, 2015 and 2014, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $29.5 billion and $30.3 billion, respectively.

  Metropolitan Life Insurance Company and General American Life Insurance Company ("GALIC"), a subsidiary, are members of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                        -------------------
                                          2015      2014
                                        --------- ---------
                                           (In millions)
                    FHLB of NY......... $     666 $     661
                    FHLB of Des Moines. $      40 $      50

  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                                  Liability                Collateral
                           ------------------------ ---------------------
                                              December 31,
                           ----------------------------------------------
                               2015        2014         2015         2014
                           ------------ ----------- ---------     -------
                                             (In millions)
   FHLB of NY (1)......... $     12,570 $    12,570 $  14,085 (2) $15,255 (2)
   Farmer Mac (3)......... $      2,550 $     2,550 $   2,643     $ 2,932
   FHLB of Des Moines (1). $        750 $     1,000 $     851 (2) $ 1,141 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank,

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)

   including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                           Years Ended December 31,
                                         ----------------------------
                                           2015      2014      2013
                                         --------  --------  --------
                                                 (In millions)
          Balance at January 1,......... $  7,310  $  7,022  $  6,826
            Less: Reinsurance
             recoverables...............      286       290       301
                                         --------  --------  --------
          Net balance at January 1,.....    7,024     6,732     6,525
                                         --------  --------  --------
          Incurred related to:
            Current year................    5,316     5,099     4,762
            Prior years.................       13        --       (12)
                                         --------  --------  --------
             Total incurred.............    5,329     5,099     4,750
                                         --------  --------  --------
          Paid related to:
            Current year................   (3,415)   (3,228)   (3,035)
            Prior years.................   (1,684)   (1,579)   (1,508)
                                         --------  --------  --------
             Total paid.................   (5,099)   (4,807)   (4,543)
                                         --------  --------  --------
          Net balance at December 31,...    7,254     7,024     6,732
            Add: Reinsurance
             recoverables...............      273       286       290
                                         --------  --------  --------
          Balance at December 31,....... $  7,527  $  7,310  $  7,022
                                         ========  ========  ========

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $79.7 billion and $83.8 billion at December 31, 2015 and 2014, respectively, for which the policyholder

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)

assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $56.2 billion and $55.5 billion at December 31, 2015 and 2014, respectively. The latter category consisted primarily of guaranteed interest contracts. The average interest rate credited on these contracts was 2.40% and 2.25% at December 31, 2015 and 2014, respectively.

  For the years ended December 31, 2015, 2014 and 2013, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, nonparticipating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 7. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2015      2014      2013
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  5,905  $  6,338  $  5,752
Capitalizations..................................................      482       424       562
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).     (111)     (104)      227
 Other expenses..................................................     (624)     (583)     (478)
                                                                  --------  --------  --------
   Total amortization............................................     (735)     (687)     (251)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      325      (170)      495
Other (1)........................................................       --        --      (220)
                                                                  --------  --------  --------
Balance at December 31,..........................................    5,977     5,905     6,338
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................       70        78        80
Amortization related to:
 Other expenses..................................................       (7)       (8)      (10)
                                                                  --------  --------  --------
   Total amortization............................................       (7)       (8)      (10)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................        3        --         8
                                                                  --------  --------  --------
Balance at December 31,..........................................       66        70        78
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  6,043  $  5,975  $  6,416
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes ($220) million that was reclassified to DAC from other liabilities. The amounts reclassified related to affiliated reinsurance agreements accounted for using the deposit method of accounting and represented the DAC amortization on the expense allowances assumed on the agreements from inception. These amounts were previously included in the calculated value of the deposit payable on these agreements and were recorded within other liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                    December 31,
                                                  -----------------
                                                    2015     2014
                                                  -------- --------
                                                    (In millions)
            Retail............................... $  5,630 $  5,544
            Group, Voluntary & Worksite Benefits.      303      324
            Corporate Benefit Funding............      105      106
            Corporate & Other....................        5        1
                                                  -------- --------
             Total............................... $  6,043 $  5,975
                                                  ======== ========

  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                              -------------------------
                                                2015     2014     2013
                                              -------  -------  -------
                                                    (In millions)
        DSI
        Balance at January 1,................ $   122  $   175  $   180
        Capitalization.......................       8       10       15
        Amortization.........................     (21)     (28)     (20)
        Unrealized investment gains (losses).      21      (35)      --
                                              -------  -------  -------
        Balance at December 31,.............. $   130  $   122  $   175
                                              =======  =======  =======
        VODA and VOCRA
        Balance at January 1,................ $   295  $   325  $   353
        Amortization.........................     (30)     (30)     (28)
                                              -------  -------  -------
        Balance at December 31,.............. $   265  $   295  $   325
                                              =======  =======  =======
        Accumulated amortization............. $   192  $   162  $   132
                                              =======  =======  =======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA     VODA and VOCRA
                                          ------------ --------------
                                                 (In millions)
           2016.......................... $          4 $          30
           2017.......................... $          6 $          28
           2018.......................... $          5 $          26
           2019.......................... $          5 $          24
           2020.......................... $          5 $          21

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance


  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company's Retail Annuities business reinsures 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued since 2004 to an affiliate and portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2004 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 90% of the fixed annuities issued by certain affiliates and 100% of certain variable annuity risks issued by an affiliate.

Group, Voluntary & Worksite Benefits

  For certain policies within the Group, Voluntary & Worksite Benefits segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements. The majority of the Company's reinsurance activity within this segment relates to client agreements for employer sponsored captive programs, risk-sharing agreements and multinational pooling.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2015 and 2014, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.3 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  At December 31, 2015, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.2 billion, or 78%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.6 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2014, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.4 billion, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.8 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The Company has reinsured with an unaffiliated third-party reinsurer, 59.25% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)

  The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                   Years Ended December 31,
                                                               -------------------------------
                                                                  2015       2014       2013
                                                               ---------  ---------  ---------
                                                                        (In millions)
Premiums
Direct premiums............................................... $  21,497  $  20,963  $  20,290
Reinsurance assumed...........................................     1,679      1,673      1,469
Reinsurance ceded.............................................    (1,242)    (1,252)    (1,284)
                                                               ---------  ---------  ---------
 Net premiums................................................. $  21,934  $  21,384  $  20,475
                                                               =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $   3,050  $   3,029  $   2,913
Reinsurance assumed...........................................        58         48         41
Reinsurance ceded.............................................      (524)      (611)      (591)
                                                               ---------  ---------  ---------
 Net universal life and investment-type product policy fees... $   2,584  $   2,466  $   2,363
                                                               =========  =========  =========
Other revenues
Direct other revenues......................................... $     875  $   1,040  $     970
Reinsurance assumed...........................................         5          2         (2)
Reinsurance ceded.............................................       656        766        731
                                                               ---------  ---------  ---------
 Net other revenues........................................... $   1,536  $   1,808  $   1,699
                                                               =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  24,541  $  23,978  $  23,305
Reinsurance assumed...........................................     1,454      1,416      1,225
Reinsurance ceded.............................................    (1,468)    (1,539)    (1,498)
                                                               ---------  ---------  ---------
 Net policyholder benefits and claims......................... $  24,527  $  23,855  $  23,032
                                                               =========  =========  =========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $   2,240  $   2,227  $   2,322
Reinsurance assumed...........................................        33         35         35
Reinsurance ceded.............................................       (90)       (88)      (104)
                                                               ---------  ---------  ---------
 Net interest credited to policyholder account balances....... $   2,183  $   2,174  $   2,253
                                                               =========  =========  =========
Other expenses
Direct other expenses......................................... $   5,448  $   5,132  $   5,028
Reinsurance assumed...........................................       340        399        427
Reinsurance ceded.............................................       470        540        533
                                                               ---------  ---------  ---------
 Net other expenses........................................... $   6,258  $   6,071  $   5,988
                                                               =========  =========  =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                             -------------------------------------------------------------------------------------
                                                2015                                       2014
                             ------------------------------------------ ------------------------------------------
                                                               Total                                      Total
                                                              Balance                                    Balance
                               Direct    Assumed    Ceded      Sheet      Direct    Assumed    Ceded      Sheet
                             ---------- --------- ---------  ---------- ---------- --------- ---------  ----------
                                                                   (In millions)
Assets
Premiums, reinsurance and
 other receivables.......... $    1,957 $     667 $  21,098  $   23,722 $    1,711 $     649 $  21,079  $   23,439
Deferred policy acquisition
 costs and value of
 business acquired..........      5,973       458      (388)      6,043      6,002       391      (418)      5,975
                             ---------- --------- ---------  ---------- ---------- --------- ---------  ----------
  Total assets.............. $    7,930 $   1,125 $  20,710  $   29,765 $    7,713 $   1,040 $  20,661  $   29,414
                             ========== ========= =========  ========== ========== ========= =========  ==========
Liabilities
Future policy benefits...... $  116,389 $   2,530 $      (5) $  118,914 $  115,143 $   2,259 $      --  $  117,402
Policyholder account
 balances...................     94,080       340        --      94,420     95,601       301        --      95,902
Other policy-related
 balances...................      6,766       392        43       7,201      5,353       455        32       5,840
Other liabilities...........     10,384     6,843    15,528      32,755     10,350     7,020    16,077      33,447
                             ---------- --------- ---------  ---------- ---------- --------- ---------  ----------
  Total liabilities......... $  227,619 $  10,105 $  15,566  $  253,290 $  226,447 $  10,035 $  16,109  $  252,591
                             ========== ========= =========  ========== ========== ========= =========  ==========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $13.6 billion and $13.8 billion at December 31, 2015 and 2014, respectively. The deposit liabilities on reinsurance were $6.5 billion and $6.8 billion at December 31, 2015 and 2014, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MetLife Insurance Company USA ("MetLife USA"), First MetLife Investors Insurance Company ("First MetLife"), MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont and Metropolitan Tower Life Insurance Company, all of which are related parties.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                         Years Ended December 31,
                                                        -------------------------
                                                          2015     2014     2013
                                                        -------  -------  -------
                                                              (In millions)
Premiums
Reinsurance assumed.................................... $   701  $   681  $   451
Reinsurance ceded......................................     (40)     (36)     (45)
                                                        -------  -------  -------
  Net premiums......................................... $   661  $   645  $   406
                                                        =======  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed.................................... $    58  $    48  $    40
Reinsurance ceded......................................    (141)    (240)    (221)
                                                        -------  -------  -------
  Net universal life and investment-type product
   policy fees......................................... $   (83) $  (192) $  (181)
                                                        =======  =======  =======
Other revenues
Reinsurance assumed.................................... $     5  $     2  $    (2)
Reinsurance ceded......................................     607      713      675
                                                        -------  -------  -------
  Net other revenues................................... $   612  $   715  $   673
                                                        =======  =======  =======
Policyholder benefits and claims
Reinsurance assumed.................................... $   652  $   623  $   402
Reinsurance ceded......................................    (106)    (197)    (144)
                                                        -------  -------  -------
  Net policyholder benefits and claims................. $   546  $   426  $   258
                                                        =======  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed.................................... $    32  $    33  $    31
Reinsurance ceded......................................     (90)     (88)    (102)
                                                        -------  -------  -------
  Net interest credited to policyholder account
   balances............................................ $   (58) $   (55) $   (71)
                                                        =======  =======  =======
Other expenses
Reinsurance assumed.................................... $   245  $   298  $   326
Reinsurance ceded......................................     578      680      653
                                                        -------  -------  -------
  Net other expenses................................... $   823  $   978  $   979
                                                        =======  =======  =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)

  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                      December 31,
                                                         --------------------------------------
                                                                2015                2014
                                                         ------------------  ------------------
                                                         Assumed    Ceded    Assumed    Ceded
                                                         -------- ---------  -------- ---------
                                                                      (In millions)
Assets
Premiums, reinsurance and other receivables............. $    280 $  15,466  $    257 $  15,453
Deferred policy acquisition costs and value of business
  acquired..............................................      439      (193)      370      (231)
                                                         -------- ---------  -------- ---------
 Total assets........................................... $    719 $  15,273  $    627 $  15,222
                                                         ======== =========  ======== =========
Liabilities
Future policy benefits.................................. $  1,436 $      (5) $  1,146 $      --
Policyholder account balances...........................      326        --       288        --
Other policy-related balances...........................      187        43       264        32
Other liabilities.......................................    6,463    13,000     6,610    13,545
                                                         -------- ---------  -------- ---------
 Total liabilities...................................... $  8,412 $  13,038  $  8,308 $  13,577
                                                         ======== =========  ======== =========

  The Company ceded two blocks of business to two affiliates on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $8 million and $20 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with these embedded derivatives were $12 million, ($39) million and $40 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $712 million and $657 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with the embedded derivatives were $47 million, $497 million and ($1.7) billion for the years ended December 31, 2015, 2014 and 2013, respectively.

  Certain contractual features of the closed block reinsurance agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement was included within other liabilities and increased the funds withheld balance by $694 million and $1.1 billion at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with the embedded derivative were $404 million, ($389) million and $664 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  In November 2014, MetLife Insurance Company of Connecticut ("MICC"), a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)

Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company, and its affiliate, MetLife Investors Insurance Company, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MICC withdrew its license to issue insurance policies and annuity contracts in New York.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Notes 8 and 9 for information regarding additional related party transactions.

  . In January 2014, the Company entered into an agreement with MICC which reinsured all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of this reinsurance agreement, the significant effects to the Company were increases in other invested assets of $192 million, in other liabilities of $572 million and in future policy benefits of $128 million at December 31, 2014. The Company received a one-time payment of cash and cash equivalents and total investments of $494 million from MICC. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to this agreement is included within policyholder account balances and was $4 million at both December 31, 2015 and 2014. Net derivative gains (losses) associated with the embedded derivative were less than ($1) million and ($4) million for the years ended December 31, 2015 and 2014, respectively.

  . In October 2014, the Company recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $492 million, and in other liabilities of $432 million, as well as increases in DAC of $30 million and in other policy-related balances of $9 million.

  . In November 2014, the Company partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $719 million, and in other liabilities of $447 million, as well as increases in DAC of $7 million and in cash and cash equivalents of $324 million. There was also an increase in net income of $54 million which was reflected in other income.

  . In November 2014, the Company entered into an agreement to assume 100% of certain variable annuities including guaranteed minimum benefit guarantees on a modified coinsurance basis from First MetLife. As a result of this reinsurance agreement, the significant effects to the Company were decreases in other liabilities of $269 million at December 31, 2014. The Company made a one-time payment of cash and cash equivalents to First MetLife of $218 million at December 31, 2014. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to this agreement is included within policyholder account balances and was $122 million and $68 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with the embedded derivative were ($54) million and ($38) million for the years ended December 31, 2015 and 2014, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.2 billion and $2.1 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.7 billion at both December 31, 2015 and 2014. The deposit liabilities on affiliated reinsurance were $6.5 billion and $6.7 billion at December 31, 2015 and 2014, respectively.

7. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan of Reorganization"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)

in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


  Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

                                                             December 31,
                                                        ----------------------
                                                           2015        2014
                                                        ----------  ----------
                                                             (In millions)
Closed Block Liabilities
Future policy benefits................................. $   41,278  $   41,667
Other policy-related balances..........................        249         265
Policyholder dividends payable.........................        468         461
Policyholder dividend obligation.......................      1,783       3,155
Current income tax payable.............................         --           1
Other liabilities......................................        380         646
                                                        ----------  ----------
   Total closed block liabilities......................     44,158      46,195
                                                        ----------  ----------
Assets Designated to the Closed Block
Investments:
  Fixed maturity securities available-for-sale, at
   estimated fair value................................     27,556      29,199
  Equity securities available-for-sale, at estimated
   fair value..........................................        111          91
  Mortgage loans.......................................      6,022       6,076
  Policy loans.........................................      4,642       4,646
  Real estate and real estate joint ventures...........        462         666
  Other invested assets................................      1,066       1,065
                                                        ----------  ----------
   Total investments...................................     39,859      41,743
Cash and cash equivalents..............................        236         227
Accrued investment income..............................        474         477
Premiums, reinsurance and other receivables............         56          67
Current income tax recoverable.........................         11          --
Deferred income tax assets.............................        234         289
                                                        ----------  ----------
   Total assets designated to the closed block.........     40,870      42,803
                                                        ----------  ----------
Excess of closed block liabilities over assets
  designated to the closed block.......................      3,288       3,392
                                                        ----------  ----------
Amounts included in AOCI:
  Unrealized investment gains (losses), net of income
   tax.................................................      1,382       2,291
  Unrealized gains (losses) on derivatives, net of
   income tax..........................................         76          28
  Allocated to policyholder dividend obligation, net
   of income tax.......................................     (1,159)     (2,051)
                                                        ----------  ----------
   Total amounts included in AOCI......................        299         268
                                                        ----------  ----------
Maximum future earnings to be recognized from closed
  block assets and liabilities......................... $    3,587  $    3,660
                                                        ==========  ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


  Information regarding the closed block policyholder dividend obligation was as follows:

                                                        Years Ended December 31,
                                                   ---------------------------------
                                                      2015        2014       2013
                                                   ----------  ---------- ----------
                                                             (In millions)
Balance at January 1,............................. $    3,155  $    1,771 $    3,828
Change in unrealized investment and derivative
  gains (losses)..................................     (1,372)      1,384     (2,057)
                                                   ----------  ---------- ----------
Balance at December 31,........................... $    1,783  $    3,155 $    1,771
                                                   ==========  ========== ==========

  Information regarding the closed block revenues and expenses was as follows:

                                                                        Years Ended December 31,
                                                                   ---------------------------------
                                                                      2015        2014       2013
                                                                   ----------  ---------- ----------
                                                                             (In millions)
Revenues
Premiums.......................................................... $    1,850  $    1,918 $    1,987
Net investment income.............................................      1,982       2,093      2,130
Net investment gains (losses).....................................        (23)          7         25
Net derivative gains (losses).....................................         27          20         (6)
                                                                   ----------  ---------- ----------
 Total revenues...................................................      3,836       4,038      4,136
                                                                   ----------  ---------- ----------
Expenses
Policyholder benefits and claims..................................      2,564       2,598      2,702
Policyholder dividends............................................      1,015         988        979
Other expenses....................................................        143         155        165
                                                                   ----------  ---------- ----------
 Total expenses...................................................      3,722       3,741      3,846
                                                                   ----------  ---------- ----------
Revenues, net of expenses before provision for income tax expense
  (benefit).......................................................        114         297        290
Provision for income tax expense (benefit)........................         41         104        101
                                                                   ----------  ---------- ----------
Revenues, net of expenses and provision for income tax expense
  (benefit)....................................................... $       73  $      193 $      189
                                                                   ==========  ========== ==========

  Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan of Reorganization. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS"), certain structured investment transactions and trading and FVO securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                          December 31, 2015                                 December 31, 2014
                          ------------------------------------------------- -------------------------------------------------
                                          Gross Unrealized                                  Gross Unrealized
                           Cost or   ---------------------------             Cost or   ---------------------------
                          Amortized            Temporary  OTTI   Estimated  Amortized            Temporary  OTTI   Estimated
                            Cost       Gains    Losses   Losses  Fair Value   Cost       Gains    Losses   Losses  Fair Value
                          ---------- --------- --------- ------- ---------- ---------- --------- --------- ------- ----------
                                                                     (In millions)
Fixed maturity securities
U.S. corporate........... $   59,305 $   3,763 $  1,511  $    -- $   61,557 $   59,532 $   6,246 $    421  $    -- $   65,357
U.S. Treasury and agency.     36,183     3,638      128       --     39,693     34,391     4,698       19       --     39,070
Foreign corporate........     27,218     1,005    1,427        1     26,795     28,395     1,934      511       --     29,818
RMBS.....................     23,195     1,008      252       36     23,915     26,893     1,493      157       66     28,163
State and political
 subdivision.............      6,070       935       29        2      6,974      5,329     1,197        6       --      6,520
CMBS.....................      6,547       114       82       --      6,579      7,705       241       33       --      7,913
ABS......................      6,665        40      138       --      6,567      8,206       102       82       --      8,226
Foreign government.......      3,178       536      108       --      3,606      3,153       761       70       --      3,844
                          ---------- --------- --------  ------- ---------- ---------- --------- --------  ------- ----------
 Total fixed maturity
  securities............. $  168,361 $  11,039 $  3,675  $    39 $  175,686 $  173,604 $  16,672 $  1,299  $    66 $  188,911
                          ========== ========= ========  ======= ========== ========== ========= ========  ======= ==========
Equity securities
Common stock............. $    1,298 $      46 $    101  $    -- $    1,243 $    1,236 $     142 $     26  $    -- $    1,352
Non-redeemable preferred
 stock...................        687        59       40       --        706        690        53       30       --        713
                          ---------- --------- --------  ------- ---------- ---------- --------- --------  ------- ----------
 Total equity securities. $    1,985 $     105 $    141  $    -- $    1,949 $    1,926 $     195 $     56  $    -- $    2,065
                          ========== ========= ========  ======= ========== ========== ========= ========  ======= ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million and $6 million with unrealized gains (losses) of less than $1 million and $5 million at December 31, 2015 and 2014, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2015:

                                                 Due After Five
                                   Due After One     Years                               Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten Structured  Maturity
                      Year or Less  Five Years       Years          Years     Securities Securities
                      ------------ ------------- -------------- ------------- ---------- -----------
                                                      (In millions)
Amortized cost.......   $  6,323     $  38,390     $  34,613      $  52,628   $  36,407  $  168,361
Estimated fair value.   $  6,252     $  39,432     $  35,000      $  57,941   $  37,061  $  175,686

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured securities (RMBS, CMBS and ABS) are shown separately, as they are not due at a single maturity.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2015                         December 31, 2014
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................ $  17,480  $  1,078  $   2,469  $    433  $   8,950   $  260   $  2,251    $  161
U.S. Treasury and agency......    11,683       125        248         3      3,933        6        982        13
Foreign corporate.............     8,823       669      4,049       759      7,052      397      1,165       114
RMBS..........................     6,065       158      1,769       130      3,141       63      1,900       160
State and political
 subdivision..................       767        26         15         5         26       --         76         6
CMBS..........................     2,266        42        509        40        772       20        461        13
ABS...........................     3,211        54      1,817        84      3,147       45        732        37
Foreign government............       961        91         87        17        327       32        265        38
                               ---------  --------  ---------  --------  ---------   ------   --------    ------
 Total fixed maturity
   securities................. $  51,256  $  2,243  $  10,963  $  1,471  $  27,348   $  823   $  7,832    $  542
                               =========  ========  =========  ========  =========   ======   ========    ======
Equity securities
Common stock.................. $     182  $     99  $      19  $      2  $      98   $   26   $      1    $   --
Non-redeemable preferred stock        56         2        132        38         32       --        139        30
                               ---------  --------  ---------  --------  ---------   ------   --------    ------
 Total equity securities...... $     238  $    101  $     151  $     40  $     130   $   26   $    140    $   30
                               =========  ========  =========  ========  =========   ======   ========    ======
Total number of securities in
 an unrealized loss position..     4,167                  807                1,997                 642
                               =========            =========            =========            ========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2015. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $2.3 billion during the year ended December 31, 2015 to $3.7 billion. The increase in gross unrealized losses for the year ended December 31, 2015 was primarily attributable to widening credit spreads, an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

    At December 31, 2015, $271 million of the total $3.7 billion of gross unrealized losses were from 50 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $271 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $187 million, or 69%, were related to gross unrealized losses on 27 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $271 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $84 million, or 31%, were related to gross unrealized losses on 23 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily utility and industrial securities) and non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector and valuations of residential real estate supporting non-agency RMBS. Management evaluates U.S. and foreign corporate

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities increased $85 million during the year ended December 31, 2015 to $141 million. Of the $141 million, $31 million were from eight securities with gross unrealized losses of 20% or more of cost for 12 months or greater. Of the $31 million, 68% were rated A or better, and all were from financial services industry investment grade non-redeemable preferred stock.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                   December 31,
                                  ----------------------------------------------
                                           2015                    2014
                                  ----------------------  ----------------------
                                    Carrying      % of      Carrying      % of
                                      Value       Total       Value       Total
                                  ------------- --------  ------------- --------
                                  (In millions)           (In millions)
Mortgage loans
  Commercial...................... $   33,440       62.3%  $   32,482       66.2%
  Agricultural....................     11,663       21.7       11,033       22.5
  Residential.....................      8,562       15.9        5,494       11.2
                                   ----------   --------   ----------   --------
   Subtotal......................      53,665       99.9       49,009       99.9
 Valuation allowances............        (257)      (0.5)        (258)      (0.5)
                                   ----------   --------   ----------   --------
   Subtotal mortgage loans, net..      53,408       99.4       48,751       99.4
 Residential -- FVO..............         314        0.6          308        0.6
                                   ----------   --------   ----------   --------
     Total mortgage loans, net...  $   53,722      100.0%  $   49,059      100.0%
                                   ==========   ========   ==========   ========

  The Company originates and acquires unaffiliated mortgage loans and simultaneously sells a portion to affiliates under master participation agreements. The aggregate amount of unaffiliated mortgage loan participation interests sold by the Company to affiliates during the years ended December 31, 2015, 2014 and 2013 were $3.0 billion, $1.9 billion and $2.3 billion, respectively. In connection with the mortgage loan participations, the Company collected mortgage loan principal and interest payments from unaffiliated borrowers on behalf of affiliates and remitted such receipts to the affiliates in the amount of $1.8 billion, $1.3 billion and $1.8 billion during the years ended December 31, 2015, 2014 and 2013, respectively.

  Purchases of mortgage loans from third parties were $3.9 billion and $4.7 billion for the years ended December 31, 2015 and 2014, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on residential -- FVO is presented in Note 10. The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis.

Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

  Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                          Evaluated Collectively for
                         Evaluated Individually for Credit Losses             Credit Losses            Impaired Loans
                   ------------------------------------------------------ -------------------------- -------------------
                   Impaired Loans with a Valuation Impaired Loans without
                              Allowance            a Valuation Allowance
                   ------------------------------- ----------------------
                    Unpaid                          Unpaid                                                     Average
                   Principal  Recorded  Valuation  Principal   Recorded    Recorded     Valuation    Carrying  Recorded
                    Balance  Investment Allowances  Balance   Investment  Investment    Allowances    Value   Investment
                   --------- ---------- ---------- ---------  ----------  ----------    ----------   -------- ----------
                                                           (In millions)
December 31, 2015
Commercial........  $    --   $    --     $   --    $    57    $    57    $   33,383     $   165      $   57   $   120
Agricultural......       45        43          3         22         21        11,599          34          61        60
Residential.......       --        --         --        141        131         8,431          55         131        84
                    -------   -------     ------    -------    -------     ----------    -------      ------   -------
  Total...........  $    45   $    43     $    3    $   220    $   209    $   53,413     $   254      $  249   $   264
                    =======   =======     ======    =======    =======     ==========    =======      ======   =======
December 31, 2014
Commercial........  $    75   $    75     $   24    $    84    $    84    $   32,323     $   158      $  135   $   298
Agricultural......       47        45          2         14         13        10,975          33          56        76
Residential.......       --        --         --         40         37         5,457          41          37        17
                    -------   -------     ------    -------    -------     ----------    -------      ------   -------
  Total...........  $   122   $   120     $   26    $   138    $   134    $   48,755     $   232      $  228   $   391
                    =======   =======     ======    =======    =======     ==========    =======      ======   =======

  The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $430 million, $151 million and $2 million, respectively, for the year ended December 31, 2013.

Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                                   Commercial Agricultural Residential  Total
                                                   ---------- ------------ ----------- -------
                                                                  (In millions)
Balance at January 1, 2013........................  $   256      $   48      $    --   $   304
Provision (release)...............................      (43)          3           19       (21)
Charge-offs, net of recoveries....................       --         (11)          --       (11)
                                                    -------      ------      -------   -------
Balance at December 31, 2013......................      213          40           19       272
Provision (release)...............................       (8)         (4)          27        15
Charge-offs, net of recoveries....................      (23)         (1)          (5)      (29)
                                                    -------      ------      -------   -------
Balance at December 31, 2014......................      182          35           41       258
Provision (release)...............................        2           2           30        34
Charge-offs, net of recoveries....................      (19)         --          (16)      (35)
                                                    -------      ------      -------   -------
Balance at December 31, 2015......................  $   165      $   37      $    55   $   257
                                                    =======      ======      =======   =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

  Residential Mortgage Loan Portfolio Segment

    The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

    For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in non-accrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans was as follows at:

                                     Recorded Investment
                      -------------------------------------------------
                        Debt Service Coverage Ratios                      Estimated
                      --------------------------------           % of       Fair      % of
                       > 1.20x  1.00x - 1.20x < 1.00x    Total   Total      Value     Total
                      --------- ------------- -------- --------- ------ ------------- ------
                                         (In millions)                  (In millions)
December 31, 2015
Loan-to-value ratios
Less than 65%........ $  28,828   $    909    $    408 $  30,145   90.2%  $  30,996     90.5%
65% to 75%...........     2,550        138          61     2,749    8.2       2,730      8.0
76% to 80%...........        --         --          --        --     --          --       --
Greater than 80%.....       208        115         223       546    1.6         519      1.5
                      ---------   --------    -------- --------- ------   ---------   ------
  Total.............. $  31,586   $  1,162    $    692 $  33,440  100.0%  $  34,245    100.0%
                      =========   ========    ======== ========= ======   =========   ======
December 31, 2014
Loan-to-value ratios
Less than 65%........ $  26,810   $    746    $    761 $  28,317   87.2%  $  29,860     87.7%
65% to 75%...........     2,783        391          86     3,260   10.0       3,322      9.8
76% to 80%...........       109         --           8       117    0.4         121      0.3
Greater than 80%.....       384        256         148       788    2.4         736      2.2
                      ---------   --------    -------- --------- ------   ---------   ------
  Total.............. $  30,086   $  1,393    $  1,003 $  32,482  100.0%  $  34,039    100.0%
                      =========   ========    ======== ========= ======   =========   ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                             -------------------------------------------
                                      2015                  2014
                             ---------------------- --------------------
                               Recorded     % of      Recorded    % of
                              Investment    Total    Investment   Total
                             ------------- -------- ------------- ------
                             (In millions)          (In millions)
       Loan-to-value ratios
       Less than 65%........   $  10,975       94.1%  $  10,462     94.8%
       65% to 75%...........         609        5.2         469      4.2
       76% to 80%...........          21        0.2          17      0.2
       Greater than 80%.....          58        0.5          85      0.8
                               ---------   --------   ---------   ------
         Total..............   $  11,663      100.0%  $  11,033    100.0%
                               =========   ========   =========   ======

   The estimated fair value of agricultural mortgage loans was $11.9 billion and $11.4 billion at December 31, 2015 and 2014, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Residential Mortgage Loans

   The credit quality of residential mortgage loans was as follows at:

                                             December 31,
                               -----------------------------------------
                                       2015                 2014
                               -------------------- --------------------
                                 Recorded    % of     Recorded    % of
                                Investment   Total   Investment   Total
                               ------------- ------ ------------- ------
                               (In millions)        (In millions)
       Performance indicators
       Performing.............   $  8,261      96.5%  $  5,345      97.3%
       Nonperforming..........        301       3.5        149       2.7
                                 --------    ------   --------    ------
         Total................   $  8,562     100.0%  $  5,494     100.0%
                                 ========    ======   ========    ======

   The estimated fair value of residential mortgage loans was $8.8 billion and $5.6 billion at December 31, 2015 and 2014, respectively.

 Past Due and Interest Accrual Status of Mortgage Loans

   The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2015 and 2014. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The past due and accrual status of mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

                           Past Due                        Nonaccrual Status
              ----------------------------------- -----------------------------------
              December 31, 2015 December 31, 2014 December 31, 2015 December 31, 2014
              ----------------- ----------------- ----------------- -----------------
                                           (In millions)
Commercial...      $   --            $   --            $   --            $   75
Agricultural.         103                 1                46                41
Residential..         301               149               301               149
                   ------            ------            ------            ------
  Total......      $  404            $  150            $  347            $  265
                   ======            ======            ======            ======

 Mortgage Loans Modified in a Troubled Debt Restructuring

   For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended December 31, 2015 and 2014, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9) tax credit and renewable energy partnerships, loans to affiliates, leveraged leases, annuities funding structured settlement claims and direct financing leases. See "-- Related Party Investment Transactions" for information regarding loans to affiliates and annuities funding structured settlement claims.

 Tax Credit Partnerships

   The carrying value of tax credit partnerships was $1.6 billion at both December 31, 2015 and 2014. Losses from tax credit partnerships included within net investment income were $163 million, $152 million, and $137 million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Leveraged and Direct Financing Leases

   Investment in leveraged and direct financing leases consisted of the following at:

                                                             December 31,
                                                --------------------------------------
                                                       2015                2014
                                                ------------------  ------------------
                                                           Direct              Direct
                                                Leveraged Financing Leveraged Financing
                                                 Leases    Leases    Leases    Leases
                                                --------- --------- --------- ---------
                                                             (In millions)
Rental receivables, net........................ $  1,238   $   376  $  1,320   $  406
Estimated residual values......................      755        57       827       57
                                                --------   -------  --------   ------
Subtotal.......................................    1,993       433     2,147      463
Unearned income................................     (615)     (159)     (686)    (178)
                                                --------   -------  --------   ------
 Investment in leases, net of non-recourse debt.$  1,378   $   274  $  1,461   $  285
                                                ========   =======  ========   ======

   Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years but in certain circumstances can be over 30 years, while the payment periods for direct financing leases range from one to 21 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2015 and 2014, all leveraged lease receivables and direct financing rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $1.3 billion at both December 31, 2015 and 2014.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The components of income from investments in leveraged and direct financing leases, excluding net investment gains (losses), were as follows:

                                                      Years Ended December 31,
                                     -----------------------------------------------------------
                                            2015                2014                2013
                                     ------------------- ------------------- -------------------
                                                Direct              Direct              Direct
                                     Leveraged Financing Leveraged Financing Leveraged Financing
                                      Leases    Leases    Leases    Leases    Leases    Leases
                                     --------- --------- --------- --------- --------- ---------
                                                            (In millions)
Income from investment in leases....  $   48    $   20    $   51    $   19    $   60    $   17
Less: Income tax expense on leases..      17         7        18         7        21         6
                                      ------    ------    ------    ------    ------    ------
 Investment income after income tax.  $   31    $   13    $   33    $   12    $   39    $   11
                                      ======    ======    ======    ======    ======    ======

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $3.9 billion and $1.0 billion at December 31, 2015 and 2014, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI, future policy benefits and the policyholder dividend obligation, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                           Years Ended December 31,
                                                                        -----------------------------
                                                                          2015       2014      2013
                                                                        --------  ---------  --------
                                                                                (In millions)
Fixed maturity securities.............................................. $  7,331  $  15,374  $  8,521
Fixed maturity securities with noncredit OTTI losses in AOCI...........      (39)       (66)     (149)
                                                                        --------  ---------  --------
 Total fixed maturity securities.......................................    7,292     15,308     8,372
Equity securities......................................................       27        173        83
Derivatives............................................................    2,208      1,649       361
Other..................................................................      137         87         5
                                                                        --------  ---------  --------
 Subtotal..............................................................    9,664     17,217     8,821
                                                                        --------  ---------  --------
Amounts allocated from:
Future policy benefits.................................................       (7)    (1,964)     (610)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI.......       --         (3)        5
DAC, VOBA and DSI......................................................     (572)      (918)     (721)
Policyholder dividend obligation.......................................   (1,783)    (3,155)   (1,771)
                                                                        --------  ---------  --------
 Subtotal..............................................................   (2,362)   (6,040)    (3,097)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       14         25        51
Deferred income tax benefit (expense)..................................   (2,542)    (3,928)   (2,070)
                                                                        --------  ---------  --------
   Net unrealized investment gains (losses)............................    4,774      7,274     3,705
   Net unrealized investment gains (losses) attributable to
     noncontrolling interests..........................................       (1)        (1)       (1)
                                                                        --------  ---------  --------
     Net unrealized investment gains (losses) attributable to
       Metropolitan Life Insurance Company............................. $  4,773  $   7,273  $  3,704
                                                                        ========  =========  ========

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                           Years Ended December 31,
                                                         ---------------------------
                                                              2015           2014
                                                         ------------  -------------
                                                                (In millions)
Balance at January 1,................................... $        (66) $        (149)
Noncredit OTTI losses and subsequent changes recognized.            5             10
Securities sold with previous noncredit OTTI loss.......          105             41
Subsequent changes in estimated fair value..............          (83)            32
                                                         ------------  -------------
Balance at December 31,................................. $        (39) $         (66)
                                                         ============  =============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                            Years Ended December 31,
                                                                         ------------------------------
                                                                            2015      2014       2013
                                                                         ---------  --------  ---------
                                                                                  (In millions)
Balance at January 1,................................................... $   7,273  $  3,704  $   6,339
Fixed maturity securities on which noncredit OTTI losses have been
  recognized............................................................        27        83        107
Unrealized investment gains (losses) during the year....................    (7,580)    8,313    (11,205)
Unrealized investment gains (losses) relating to:
 Future policy benefits.................................................     1,957    (1,354)     4,510
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI.................................................................         3        (8)        (7)
 DAC, VOBA and DSI......................................................       346      (197)       510
 Policyholder dividend obligation.......................................     1,372    (1,384)     2,057
 Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in AOCI...................................................       (11)      (26)       (35)
 Deferred income tax benefit (expense)..................................     1,386    (1,858)     1,428
                                                                         ---------  --------  ---------
Net unrealized investment gains (losses)................................     4,773     7,273      3,704
Net unrealized investment gains (losses) attributable to noncontrolling
  interests.............................................................        --        --         --
                                                                         ---------  --------  ---------
Balance at December 31,................................................. $   4,773  $  7,273  $   3,704
                                                                         =========  ========  =========
 Change in net unrealized investment gains (losses)..................... $  (2,500) $  3,569  $  (2,635)
 Change in net unrealized investment gains (losses) attributable to
   noncontrolling interests.............................................        --        --         --
                                                                         ---------  --------  ---------
   Change in net unrealized investment gains (losses) attributable to
     Metropolitan Life Insurance Company................................ $  (2,500) $  3,569  $  (2,635)
                                                                         =========  ========  =========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2015 and 2014.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                        -----------------------
                                                           2015        2014
                                                        ----------- -----------
                                                             (In millions)
Securities on loan: (1)
 Amortized cost........................................ $    16,257 $    19,099
 Estimated fair value.................................. $    17,700 $    21,185
Cash collateral on deposit from counterparties (2)..... $    18,053 $    21,635
Security collateral on deposit from counterparties (3). $        22 $        19
Reinvestment portfolio -- estimated fair value......... $    18,138 $    22,046

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

  The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                               December 31, 2015
                                     ------------------------------------------------------------------------
                                        Remaining Tenor of Securities Lending Agreements
                                     ---------------------------------------------------
                                     Open (1)      1 Month or Less     1 to 6 Months       Total   % of Total
                                     --------      ---------------     -------------     --------- ----------
                                                                   (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $  6,260             $  7,421          $  4,303     $  17,984      99.6%
U.S. corporate......................        1                   41                --            42       0.3
Agency RMBS.........................       --                    6                21            27       0.1
Foreign corporate...................       --                   --                --            --        --
Foreign government..................       --                   --                --            --        --
                                     --------             --------          --------     ---------    ------
 Total.............................. $  6,261             $  7,468          $  4,324     $  18,053     100.0%
                                     ========             ========          ========     =========    ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


                                                               December 31, 2014
                                     ------------------------------------------------------------------------
                                        Remaining Tenor of Securities Lending Agreements
                                     ---------------------------------------------------
                                     Open (1)      1 Month or Less     1 to 6 Months       Total   % of Total
                                     --------      ---------------     -------------     --------- ----------
                                                              (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $  7,346             $  7,401          $  3,912     $  18,659      86.2%
U.S. corporate......................      109                  148                --           257       1.2
Agency RMBS.........................       --                  387             2,015         2,402      11.1
Foreign corporate...................      152                   89                --           241       1.1
Foreign government..................       22                   54                --            76       0.4
                                     --------             --------          --------     ---------    ------
 Total.............................. $  7,629             $  8,079          $  5,927     $  21,635     100.0%
                                     ========             ========          ========     =========    ======

--------

(1)The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2015 was $6.1 billion, over 99% of which were U.S. Treasury and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

  The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including U.S. Treasury and agency, agency RMBS, ABS, U.S. and foreign corporate securities) with 66% invested in U.S. Treasury and agency securities, agency RMBS, cash equivalents, short-term investments or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                  December 31,
                                                             -----------------------
                                                                2015        2014
                                                             ----------- -----------
                                                                  (In millions)
Invested assets on deposit (regulatory deposits)............ $     1,245 $     1,421
Invested assets pledged as collateral (1)...................      19,011      20,712
                                                             ----------- -----------
 Total invested assets on deposit and pledged as collateral. $    20,256 $    22,133
                                                             =========== ===========

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4), and derivative transactions (see Note 9).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  See "-- Securities Lending" for information regarding securities on loan and
Note 7 for information regarding investments designated to the closed block.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2015       2014
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $    5,139 $    4,614
     Carrying value (2)............................. $    3,937 $    3,651

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                       Years Ended December 31,
                                                       ------------------------
                                                           2015         2014
                                                       -----------   ----------
                                                            (In millions)
 Contractually required payments (including interest). $     1,401    $     820
 Cash flows expected to be collected (1).............. $     1,222    $     644
 Fair value of investments acquired................... $       905    $     433

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                      Years Ended December 31,
                                                      ------------------------
                                                          2015         2014
                                                      -----------  -----------
                                                            (In millions)
 Accretable yield, January 1,........................ $     1,883  $     2,431
 Investments purchased...............................         317          211
 Accretion recognized in earnings....................        (276)        (217)
 Disposals...........................................         (48)         (47)
 Reclassification (to) from nonaccretable difference.         (92)        (495)
                                                      -----------  -----------
 Accretable yield, December 31,...................... $     1,784  $     1,883
                                                      ===========  ===========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $10.2 billion at December 31, 2015. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $3.4 billion at December 31, 2015. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for only one of the three most recent annual periods: 2013. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2015, 2014 and 2013. Aggregate total assets of these entities totaled $397.9 billion and $351.0 billion at December 31, 2015 and 2014, respectively. Aggregate total liabilities of these entities totaled $64.1 billion and $32.1 billion at December 31, 2015 and 2014, respectively. Aggregate net income (loss) of these entities totaled $23.4 billion, $33.7 billion and $25.0 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Variable Interest Entities

  The Company has invested in certain structured transactions (including consolidated securitization entities ("CSEs")) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Consolidated VIEs

   Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2015 and 2014.

                                                   December 31,
                                    ---------------------------------------
                                           2015                2014
                                    ------------------- -------------------
                                      Total     Total     Total     Total
                                     Assets  Liabilities Assets  Liabilities
                                    ------- ----------- ------- -----------
                                                 (In millions)
     Fixed maturity securities (1). $   104 $        50 $   163 $        78
     Other investments (2).........      89          13     121          30
                                    ------- ----------- ------- -----------
      Total........................ $   193 $        63 $   284 $       108
                                    ======= =========== ======= ===========

--------

(1)The Company consolidates certain fixed maturity securities purchased in an investment structure which was partially funded with affiliated long-term debt. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was $2 million for each of the years ended December 31, 2015, 2014 and 2013.

(2)Other investments is comprised of other invested assets, other limited partnership interests, CSEs reported within FVO securities and real estate joint ventures. The Company consolidates CSEs which are entities that

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

   are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of less than $1 million at estimated fair value at both December 31, 2015 and 2014. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was less than $1 million, $1 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  Effective March 31, 2014, as a result of a quarterly reassessment in the first quarter of 2014, the Company deconsolidated an open ended core real estate fund, based on the terms of a revised partnership agreement. At
December 31, 2013, the Company had consolidated this real estate fund. Assets of the real estate fund are a real estate investment trust which holds primarily traditional core income-producing real estate which has associated liabilities that are primarily non-recourse debt secured by certain real estate assets of the fund. As a result of the deconsolidation in 2014, supplemental disclosures of cash flow information on the consolidated statements of cash flows for the year ended December 31, 2014 includes reductions in redeemable noncontrolling interests, long-term debt and real estate and real estate joint ventures.

Unconsolidated VIEs

  The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                        December 31,
                                        ---------------------------------------------
                                                 2015                   2014
                                        ---------------------- ----------------------
                                                     Maximum                Maximum
                                         Carrying   Exposure    Carrying   Exposure
                                          Amount   to Loss (1)   Amount   to Loss (1)
                                        ---------- ----------- ---------- -----------
                                                        (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and
   ABS) (2)............................ $   37,061 $   37,061  $   44,302 $   44,302
 U.S. and foreign corporate............      1,593      1,593       1,919      1,919
Other limited partnership interests....      2,874      3,672       3,722      4,833
Other invested assets..................      1,564      2,116       1,683      2,003
Real estate joint ventures.............         31         44          52         74
                                        ---------- ----------  ---------- ----------
 Total................................. $   43,123 $   44,486  $   51,678 $   53,131
                                        ========== ==========  ========== ==========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

   credits guaranteed by third parties of $179 million and $212 million at December 31, 2015 and 2014, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

  As described in Note 17, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2015, 2014 and 2013.

 Net Investment Income

    The components of net investment income were as follows:

                                                                      Years Ended December 31,
                                                                ------------------------------------
                                                                   2015         2014         2013
                                                                ----------  ------------- ----------
                                                                            (In millions)
Investment income:
 Fixed maturity securities..................................... $    7,930   $    8,260   $    8,279
 Equity securities.............................................         91           86           78
 Trading and FVO securities -- Actively traded and FVO general
   account securities (1)......................................        (15)          23           43
 Mortgage loans................................................      2,514        2,378        2,405
 Policy loans..................................................        435          448          440
 Real estate and real estate joint ventures....................        743          725          699
 Other limited partnership interests...........................        519          721          633
 Cash, cash equivalents and short-term investments.............         25           26           32
 Operating joint venture.......................................          9            2           (4)
 Other.........................................................        202           61           21
                                                                ----------   ----------   ----------
   Subtotal....................................................     12,453       12,730       12,626
 Less: Investment expenses.....................................        876          838          844
                                                                ----------   ----------   ----------
   Subtotal, net...............................................     11,577       11,892       11,782
                                                                ----------   ----------   ----------
FVO CSEs -- interest income:
 Securities....................................................         --            1            3
                                                                ----------   ----------   ----------
   Subtotal....................................................         --            1            3
                                                                ----------   ----------   ----------
     Net investment income..................................... $   11,577   $   11,893   $   11,785
                                                                ==========   ==========   ==========

--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were ($18) million, ($14) million and $4 million for the years ended December 31, 2015, 2014 and 2013, respectively.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The Company has a trading securities portfolio, principally invested in fixed maturity securities, to support investment strategies that involve the active and frequent purchase and sale of actively traded securities and the execution of short sale agreements. FVO securities include certain fixed maturity and equity securities held-for-investment by the general account to support asset/liability management strategies for certain insurance products and securities held by CSEs.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                                    Years Ended December 31,
                                                                                  ----------------------------
                                                                                    2015       2014      2013
                                                                                  --------   -------   -------
                                                                                         (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Consumer.................................................................... $    (21)  $    (6)  $   (12)
     Utility.....................................................................      (15)       --       (48)
     Finance.....................................................................       --        --        (4)
     Communications..............................................................       --        --        (2)
                                                                                  --------   -------   -------
          Total U.S. and foreign corporate securities............................      (36)       (6)      (66)
   RMBS..........................................................................      (17)      (20)      (62)
   State and political subdivision...............................................       (1)       --        --
                                                                                  --------   -------   -------
          OTTI losses on fixed maturity securities recognized in earnings........      (54)      (26)     (128)
 Fixed maturity securities -- net gains (losses) on sales and disposals..........     (114)      (99)      177
                                                                                  --------   -------   -------
       Total gains (losses) on fixed maturity securities.........................     (168)     (125)       49
                                                                                  --------   -------   -------
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Common stock..................................................................      (37)       (5)       (2)
   Non-redeemable preferred stock................................................       --       (16)      (17)
                                                                                  --------   -------   -------
          OTTI losses on equity securities recognized in earnings................      (37)      (21)      (19)
 Equity securities -- net gains (losses) on sales and disposals..................       --        42         6
                                                                                  --------   -------   -------
       Total gains (losses) on equity securities.................................      (37)       21       (13)
                                                                                  --------   -------   -------
Trading and FVO securities -- FVO general account securities.....................       --         1        11
Mortgage loans...................................................................      (90)      (36)       31
Real estate and real estate joint ventures.......................................      430       252       (15)
Other limited partnership interests..............................................      (66)      (69)      (41)
Other............................................................................      (18)     (108)        5
                                                                                  --------   -------   -------
       Subtotal..................................................................       51       (64)       27
                                                                                  --------   -------   -------
FVO CSEs:
 Securities......................................................................       --        --         2
 Long-term debt -- related to securities.........................................       --        (1)       (2)
Non-investment portfolio gains (losses)..........................................      208       208        21
                                                                                  --------   -------   -------
       Subtotal..................................................................      208       207        21
                                                                                  --------   -------   -------
          Total net investment gains (losses).................................... $    259   $   143   $    48
                                                                                  ========   =======   =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

    Gains (losses) from foreign currency transactions included within net investment gains (losses) were $125 million, $132 million and less than $1 million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                   Years Ended December 31,
                                -------------------------------------------------------------
                                   2015        2014        2013       2015     2014     2013
                                ----------  ----------  ----------  -------  -------  -------
                                     Fixed Maturity Securities          Equity Securities
                                ----------------------------------  -------------------------
                                                        (In millions)
Proceeds....................... $   60,957  $   44,906  $   45,538  $   105  $   128  $   144
                                ==========  ==========  ==========  =======  =======  =======
Gross investment gains......... $      584  $      260  $      556  $    28  $    46  $    25
Gross investment losses........       (698)       (359)       (379)     (28)      (4)     (19)
OTTI losses....................        (54)        (26)       (128)     (37)     (21)     (19)
                                ----------  ----------  ----------  -------  -------  -------
 Net investment gains (losses). $     (168) $     (125) $       49  $   (37) $    21  $   (13)
                                ==========  ==========  ==========  =======  =======  =======

 Credit Loss Rollforward

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                 Years Ended December 31,
                                                                                 ------------------------
                                                                                     2015         2014
                                                                                 -----------  -----------
                                                                                       (In millions)
Balance at January 1,........................................................... $       263  $       277
Additions:
 Initial impairments -- credit loss OTTI on securities not previously impaired..          14            1
 Additional impairments -- credit loss OTTI on securities previously
   impaired.....................................................................          15           15
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously impaired
   as credit loss OTTI..........................................................        (102)         (30)
 Increase in cash flows -- accretion of previous credit loss OTTI...............          (2)          --
                                                                                 -----------  -----------
Balance at December 31,......................................................... $       188  $       263
                                                                                 ===========  ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     -------------------------
                                                                       2015     2014    2013
                                                                     --------- ------- -------
                                                                           (In millions)
Estimated fair value of invested assets transferred to affiliates... $   1,003 $    97 $   781
Amortized cost of invested assets transferred to affiliates......... $     941 $    89 $   688
Net investment gains (losses) recognized on transfers............... $      62 $     8 $    93
Estimated fair value of invested assets transferred from affiliates. $     237 $   882 $   882

   In 2013, prior to the Mergers, the Company transferred invested assets to and from MICC of $751 million and $739 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above. See Note 6 for additional information on the Mergers.

   In July 2014, prior to the Mergers, the Company purchased from certain affiliates MetLife, Inc. affiliated loans with an unpaid principal balance of $400 million and estimated fair value of $437 million, which are included in the table above. The unpaid principal balance of MetLife, Inc. affiliated loans held by the Company totals $1.9 billion, bear interest at the following fixed rates, payable semiannually, and are due as follows: $250 million at 7.44% due on September 30, 2016, $500 million at 3.54% due on June 30, 2019, $250 million at 3.57% due on October 1, 2019, $445 million at 5.64% due on July 15, 2021 and $480 million at 5.86% due on December 16, 2021. The carrying value of these MetLife, Inc. affiliated loans totaled $2.0 billion at both December 31, 2015 and 2014 which are included in other invested assets. Net investment income from these affiliated loans was $95 million, $92 million and $90 million for the years ended December 31, 2015, 2014 and 2013, respectively.

   As a structured settlements assignment company, the Company purchases annuities from affiliates to fund the periodic structured settlement claim payment obligations it assumes. Each annuity purchased is contractually designated to the assumed claim obligation it funds. The aggregate annuity contract values recorded, for which the Company has also recorded an unpaid claim obligation of equal amounts, were $1.3 billion at December 31, 2015. The related net investment income and corresponding policyholder benefits and claims recognized were $63 million for the year ended December 31, 2015.

   The Company had a surplus note outstanding from American Life Insurance Company, an affiliate, which was included in other invested assets, totaling $100 million at both December 31, 2015 and 2014. The loan, which bears interest at a fixed rate of 3.17%, payable semiannually, is due on June 30, 2020. Net investment income from this surplus note was $3 million and less than $1 million for the years ended December 31, 2015 and 2014, respectively.

   The Company provides investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $157 million, $179 million and $172 million for the years ended December 31, 2015, 2014 and 2013, respectively. The Company also earned additional affiliated net investment income of $4 million for each of the years ended December 31, 2015, 2014 and 2013.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliates.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

  The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury, agency, or other fixed maturity security. Structured interest rate swaps are included in interest rate swaps and are not designated as hedging instruments.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

  Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

  To a lesser extent, the Company uses exchange-traded interest rate futures in nonqualifying hedging relationships.

Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency exchange rate derivatives, including foreign currency swaps and foreign currency forwards, to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in nonqualifying hedging relationships.

Credit Derivatives

  The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

  The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company also enters into certain purchased and written credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps are not designated as hedging instruments.

  The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these transactions as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

Equity Derivatives

  The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

  Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

  In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

  TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in nonqualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

  -----------------------------------------------------------------------------
                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2015                            2014
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $    5,089 $  2,177    $     11 $    5,632 $  2,031    $     18
  Foreign currency swaps.. Foreign currency exchange rate...      2,133       61         159      2,709       65         101
                                                             ---------- --------    -------- ---------- --------    --------
   Subtotal...............                                        7,222    2,238         170      8,341    2,096         119
                                                             ---------- --------    -------- ---------- --------    --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................      1,960      426          --      2,191      447          --
  Interest rate forwards.. Interest rate....................         70       15          --         70       18          --
  Foreign currency swaps.. Foreign currency exchange rate...     18,743    1,132       1,376     14,895      501         614
                                                             ---------- --------    -------- ---------- --------    --------
   Subtotal...............                                       20,773    1,573       1,376     17,156      966         614
                                                             ---------- --------    -------- ---------- --------    --------
    Total qualifying hedges.............................         27,995    3,811       1,546     25,497    3,062         733
                                                             ---------- --------    -------- ---------- --------    --------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments
Interest rate swaps....... Interest rate....................     51,489    2,613       1,197     56,394    2,213       1,072
Interest rate floors...... Interest rate....................     13,701      252          10     36,141      319         108
Interest rate caps........ Interest rate....................     55,136       67           2     41,227      134           1
Interest rate futures..... Interest rate....................      2,023       --           2         70       --          --
Interest rate options..... Interest rate....................      2,295      227           4      6,399      379          15
Synthetic GICs............ Interest rate....................      4,216       --          --      4,298       --          --
Foreign currency swaps.... Foreign currency exchange rate...      8,095      600          94      8,774      359         176
Foreign currency forwards. Foreign currency exchange rate...      3,014       83          36      3,985       92          80
Credit default swaps --
 purchased................ Credit...........................        819       28           8        857        8          11
Credit default swaps --
 written.................. Credit...........................      6,577       51          11      7,419      130           5
Equity futures............ Equity market....................      1,452       15          --        954       10          --
Equity index options...... Equity market....................      7,364      326         349      7,698      328         352
Equity variance swaps..... Equity market....................      5,676       62         160      5,678       60         146
TRRs...................... Equity market....................        952       11           9        911       10          33
                                                             ---------- --------    -------- ---------- --------    --------
    Total non-designated or nonqualifying derivatives...        162,809    4,335       1,882    180,805    4,042       1,999
                                                             ---------- --------    -------- ---------- --------    --------
      Total...........................................       $  190,804 $  8,146    $  3,428 $  206,302 $  7,104    $  2,732
                                                             ========== ========    ======== ========== ========    ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2015 and 2014. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                       Years Ended December 31,
                                                   -------------------------------
                                                     2015       2014        2013
                                                   --------- ----------  ---------
                                                            (In millions)
Freestanding derivatives and hedging gains
  (losses) (1).................................... $     463 $    1,207  $  (1,205)
Embedded derivatives gains (losses)...............       418       (170)       135
                                                   --------- ----------  ---------
  Total net derivative gains (losses)............. $     881 $    1,037  $  (1,070)
                                                   ========= ==========  =========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2015      2014      2013
                                                   --------  --------  --------
                                                           (In millions)
Qualifying hedges:
  Net investment income........................... $    227  $    162  $    129
  Interest credited to policyholder account
   balances.......................................       28       106       148
Nonqualifying hedges:
  Net investment income...........................       (5)       (4)       (6)
  Net derivative gains (losses)...................      518       484       450
  Policyholder benefits and claims................        2         8        --
                                                   --------  --------  --------
   Total.......................................... $    770  $    756  $    721
                                                   ========  ========  ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                            Net          Net     Policyholder
                                         Derivative   Investment Benefits and
                                       Gains (Losses) Income (1)  Claims (2)
                                       -------------- ---------- ------------
                                                   (In millions)
   Year Ended December 31, 2015
   Interest rate derivatives..........  $      (243)   $     --    $       --
   Foreign currency exchange rate
     derivatives......................          678          --            --
   Credit derivatives -- purchased....           17          (3)           --
   Credit derivatives -- written......          (57)         --            --
   Equity derivatives.................         (152)        (11)           --
                                        -----------    --------    ----------
     Total............................  $       243    $    (14)   $       --
                                        ===========    ========    ==========
   Year Ended December 31, 2014
   Interest rate derivatives..........  $       314    $     --    $       --
   Foreign currency exchange rate
     derivatives......................          554          --            --
   Credit derivatives -- purchased....           (2)         --            --
   Credit derivatives -- written......           (1)         --            --
   Equity derivatives.................           11         (10)          (10)
                                        -----------    --------    ----------
     Total............................  $       876    $    (10)   $      (10)
                                        ===========    ========    ==========
   Year Ended December 31, 2013
   Interest rate derivatives..........  $    (1,753)   $     --    $       --
   Foreign currency exchange rate
     derivatives......................          (69)         --            --
   Credit derivatives -- purchased....           (6)        (14)           --
   Credit derivatives -- written......          100           1            --
   Equity derivatives.................           --         (22)           --
                                        -----------    --------    ----------
     Total............................  $    (1,728)   $    (35)   $       --
                                        ===========    ========    ==========

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures and derivatives held in relation to trading portfolios.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                               Net Derivative   Net Derivative  Ineffectiveness
                                                               Gains (Losses)   Gains (Losses)   Recognized in
Derivatives in Fair Value      Hedged Items in Fair Value        Recognized     Recognized for  Net Derivative
Hedging Relationships            Hedging Relationships         for Derivatives   Hedged Items   Gains (Losses)
-------------------------  ----------------------------------- ---------------  --------------  ---------------
                                                                                 (In millions)
Year Ended December 31, 2015
Interest rate swaps:       Fixed maturity securities..........     $         4      $       --      $         4
                           Policyholder liabilities (1).......              (4)             (6)             (10)
Foreign currency swaps:    Foreign-denominated fixed maturity
                             securities. .....................              14              (5)               9
                           Foreign-denominated policyholder
                             account balances (2).. ..........            (240)            231               (9)
                                                                   -----------      ----------      -----------
  Total.....................................................       $      (226)     $      220      $        (6)
                                                                   ===========      ==========      ===========
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities..........     $         4      $       (1)     $         3
                           Policyholder liabilities (1).......             649            (635)              14
Foreign currency swaps:    Foreign-denominated fixed maturity
                             securities.... ..................              13             (11)               2
                           Foreign-denominated policyholder
                             account balances (2).. ..........            (283)            270             (13)
                                                                   -----------      ----------      -----------
  Total.....................................................       $       383      $     (377)     $         6
                                                                   ===========      ==========      ===========
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities..........     $        34      $      (33)     $         1
                           Policyholder liabilities (1).......            (800)            807                7
Foreign currency swaps:    Foreign-denominated fixed maturity
                             securities.......................              13             (12)               1
                           Foreign-denominated policyholder
                             account balances (2).............             (98)            112               14
                                                                   -----------      ----------      -----------
  Total.....................................................       $      (851)     $      874      $        23
                                                                   ===========      ==========      ===========

--------

(1)Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (v) interest rate forwards to hedge forecasted fixed-rate borrowings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $14 million and ($14) million for the years ended December 31, 2015 and 2014, respectively, and were not significant for the year ended December 31, 2013.

  At December 31, 2015 and 2014, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

  At December 31, 2015 and 2014, the balance in AOCI associated with cash flow hedges was $2.2 billion and $1.6 billion, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

                                                    Amount and Location       Amount and Location
                            Amount of Gains          of Gains (Losses)         of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from       Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)    (Loss) on Derivatives
------------------------  -------------------- ----------------------------  ---------------------
                          (Effective Portion)       (Effective Portion)      (Ineffective Portion)
-                         -------------------- ----------------------------  ---------------------
                                               Net Derivative Net Investment    Net Derivative
                                               Gains (Losses)     Income        Gains (Losses)
                                               -------------- -------------- ---------------------
                                                       (In millions)
Year Ended December 31, 2015
Interest rate swaps......      $       76        $       83   $          11   $                 2
Interest rate forwards...              (3)                4               2                    --
Foreign currency swaps...             (92)             (679)             (1)                    7
Credit forwards..........              --                 1               1                    --
                               ----------        ----------   -------------   -------------------
  Total..................      $      (19)       $     (591)  $          13   $                 9
                               ==========        ==========   =============   ===================
Year Ended December 31, 2014
Interest rate swaps......      $      587        $       41   $           9   $                 3
Interest rate forwards...              34                (8)              2                    --
Foreign currency swaps...             (15)             (725)             (2)                    2
Credit forwards..........              --                --               1                    --
                               ----------        ----------   -------------   -------------------
  Total..................      $      606        $     (692)  $          10   $                 5
                               ==========        ==========   =============   ===================
Year Ended December 31, 2013
Interest rate swaps......      $     (511)       $       20   $           8   $                (3)
Interest rate forwards...             (43)                1               2                    --
Foreign currency swaps...            (120)              (15)             (3)                    2
Credit forwards..........              (3)               --               1                    --
                               ----------        ----------   -------------   -------------------
  Total..................      $     (677)       $        6   $           8   $                (1)
                               ==========        ==========   =============   ===================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2015, $93 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions and credit default swaps held in relation to the trading portfolio, the Company writes credit default swaps for which it receives a premium to insure credit risk.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $6.6 billion and $7.4 billion at December 31, 2015 and 2014, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2015 and 2014, the Company would have received $40 million and $125 million, respectively, to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2015                                   2014
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                               (In millions)                          (In millions)
   Aaa/Aa/A
   Single name credit default swaps
     (corporate)........................  $     2    $        245      2.5       $      5   $        415      2.2
   Credit default swaps referencing
     indices............................        5           1,366      3.3             10          1,566      2.7
                                         ---------- --------------              ---------- --------------
    Subtotal............................        7           1,611      3.2             15          1,981      2.6
                                         ---------- --------------              ---------- --------------
   Baa
   Single name credit default swaps
     (corporate)........................        5             752      2.6             15          1,002      2.8
   Credit default swaps referencing
     indices............................       21           3,452      4.8             59          3,687      4.5
                                         ---------- --------------              ---------- --------------
    Subtotal............................       26           4,204      4.4             74          4,689      4.1
                                         ---------- --------------              ---------- --------------
   Ba
   Single name credit default swaps
     (corporate)........................       (2)             60      2.2             --             60      3.0
   Credit default swaps referencing
     indices............................       (1)            100      1.0             (1)           100      2.0
                                         ---------- --------------              ---------- --------------
    Subtotal............................       (3)            160      1.4             (1)           160      2.4
                                         ---------- --------------              ---------- --------------
   B
   Single name credit default swaps
     (corporate)........................       --              --       --             --             --       --
   Credit default swaps referencing
     indices............................       10             602      4.9             37            589      4.9
                                         ---------- --------------              ---------- --------------
    Subtotal............................       10             602      4.9             37            589      4.9
                                         ---------- --------------              ---------- --------------
      Total.............................  $    40    $      6,577      4.1       $    125   $      7,419      3.8
                                         ========== ==============              ========== ==============

--------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

  The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. As a result, the maximum amounts of potential future recoveries available to offset the $6.6 billion and $7.4 billion from the table above were $70 million and $60 million at December 31, 2015 and 2014, respectively.

  Written credit default swaps held in relation to the trading portfolio amounted to $20 million and $15 million in gross notional amount and ($2) million and $1 million in estimated fair value at December 31, 2015 and 2014, respectively.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                              December 31,
                                                                              --------------------------------------------
                                                                                       2015                   2014
                                                                              ---------------------  ---------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement    Assets   Liabilities   Assets   Liabilities
----------------------------------------------------------------------------  ---------  ----------- ---------  -----------
                                                                                              (In millions)
     Gross estimated fair value of derivatives:
      OTC-bilateral (1)...................................................... $   7,368   $   2,667  $   6,497   $   2,092
      OTC-cleared (1)........................................................       909         783        740         682
      Exchange-traded........................................................        15           2         10          --
                                                                              ---------   ---------  ---------   ---------
        Total gross estimated fair value of derivatives (1)..................     8,292       3,452      7,247       2,774
     Amounts offset on the consolidated balance sheets.......................        --          --         --          --
                                                                              ---------   ---------  ---------   ---------
     Estimated fair value of derivatives presented on the consolidated
       balance sheets (1)....................................................     8,292       3,452      7,247       2,774
     Gross amounts not offset on the consolidated balance sheets:
     Gross estimated fair value of derivatives: (2)
      OTC-bilateral..........................................................    (2,117)     (2,117)    (1,742)     (1,742)
      OTC-cleared............................................................      (776)       (776)      (638)       (638)
      Exchange-traded........................................................        --          --         --          --
     Cash collateral: (3), (4)
      OTC-bilateral..........................................................    (3,705)         (3)    (2,470)         (2)
      OTC-cleared............................................................      (119)         --        (97)        (40)
      Exchange-traded........................................................        --          --         --          --
     Securities collateral: (5)
      OTC-bilateral..........................................................    (1,345)       (541)    (2,161)       (333)
      OTC-cleared............................................................        --          --         --          (3)
      Exchange-traded........................................................        --          --         --          --
                                                                              ---------   ---------  ---------   ---------
     Net amount after application of master netting agreements and
       collateral............................................................ $     230   $      15  $     139   $      16
                                                                              =========   =========  =========   =========

--------

(1)At December 31, 2015 and 2014, derivative assets included income or expense accruals reported in accrued investment income or in other liabilities of $146 million and $143 million, respectively, and derivative liabilities included income or expense accruals reported in accrued investment income or in other liabilities of $24 million and $42 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is held in separate custodial accounts and is not recorded on the Company's balance sheet because the account

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

   title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $0 and $138 million at December 31, 2015 and 2014, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2015 and 2014, the Company received excess cash collateral of $17 million and $0, respectively, and provided excess cash collateral of $58 million and $31 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2015 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2015 and 2014, the Company received excess securities collateral with an estimated fair value of $71 million and $243 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2015 and 2014, the Company provided excess securities collateral with an estimated fair value of $81 million and $57 million, respectively, for its OTC-bilateral derivatives, and $239 million and $155 million, respectively, for its OTC-cleared derivatives, and $15 million and $17 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the estimated fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of Metropolitan Life Insurance Company, or its subsidiaries, as applicable, and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both Metropolitan Life Insurance Company, or its subsidiaries, as applicable, and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that Metropolitan Life Insurance Company, or its subsidiaries, as applicable, would be required to provide if there was a one-notch downgrade in such companies' financial strength rating at the reporting date or if such companies' financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                        December 31,
                                              -----------------------------------------------------------------
                                                            2015                             2014
                                              -------------------------------- --------------------------------
                                              Derivatives Derivatives          Derivatives Derivatives
                                              Subject to  Not Subject          Subject to  Not Subject
                                               Financial  to Financial          Financial  to Financial
                                               Strength-   Strength-            Strength-   Strength-
                                              Contingent   Contingent          Contingent   Contingent
                                              Provisions   Provisions   Total  Provisions   Provisions   Total
                                              ----------- ------------ ------- ----------- ------------ -------
                                                                        (In millions)
Estimated fair value of derivatives in a net
  liability position (1).....................  $      547   $        3 $   550  $      334    $       4 $   338
Estimated Fair Value of Collateral Provided
 Fixed maturity securities...................  $      622   $       -- $   622  $      390    $      -- $   390
 Cash........................................  $       --   $        4 $     4  $       --    $       2 $     2
Fair Value of Incremental Collateral
  Provided Upon
 One-notch downgrade in financial strength
   rating....................................  $       --   $       -- $    --  $       --    $      -- $    --
 Downgrade in financial strength rating to a
   level that triggers full overnight
   collateralization or termination of the
   derivative position.......................  $       --   $       -- $    --  $       --    $      -- $    --

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs, GMABs, and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; funding agreements with equity or bond indexed crediting rates; and certain debt and equity securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                         December 31,
                                                                      -----------------
                                            Balance Sheet Location      2015      2014
                                           -------------------------- --------  -------
                                                                        (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits....... Premiums, reinsurance and
                                             other receivables....... $    712  $   657
  Options embedded in debt or equity
   securities............................. Investments...............     (142)    (150)
                                                                      --------  -------
   Net embedded derivatives within asset host contracts...........    $    570  $   507
                                                                      ========  =======
Net embedded derivatives within liability
  host contracts:
  Direct guaranteed minimum benefits...... Policyholder account
                                             balances................ $   (284) $  (548)
  Assumed guaranteed minimum benefits..... Policyholder account
                                             balances................      126       72
  Funds withheld on ceded reinsurance..... Other liabilities.........      687    1,200
  Other................................... Policyholder account
                                             balances................       (3)       7
                                                                      --------  -------
   Net embedded derivatives within liability host contracts.......    $    526  $   731
                                                                      ========  =======

    The following table presents changes in estimated fair value related to embedded derivatives:

                                                    Years Ended December 31,
                                              ------------------------------------
                                                  2015        2014        2013
                                              ------------ ----------- -----------
                                                         (In millions)
Net derivative gains (losses) (1), (2)....... $        418 $     (170) $       135

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $29 million, $14 million and ($42) million for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($4) million, ($9) million and $125 million for the years ended December 31, 2015, 2014 and 2013, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company acquired derivatives from an affiliate. The estimated fair value of freestanding derivative assets and liabilities acquired were $740 million and $754 million, respectively. See Note 6 for additional information regarding related party reinsurance transactions in connection with the Mergers.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                   December 31, 2015
                                                   -------------------------------------------------
                                                         Fair Value Hierarchy
                                                   ---------------------------------
                                                                                             Total Estimated
                                                    Level 1        Level 2       Level 3       Fair Value
                                                   ----------    -----------    ----------   ---------------
                                                                        (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................................... $       --    $    56,848    $    4,709       $    61,557
 U.S. Treasury and agency.........................     23,015         16,678            --            39,693
 Foreign corporate................................         --         23,222         3,573            26,795
 RMBS.............................................         --         20,585         3,330            23,915
 State and political subdivision..................         --          6,941            33             6,974
 CMBS.............................................         --          6,361           218             6,579
 ABS..............................................         --          5,699           868             6,567
 Foreign government...............................         --          3,331           275             3,606
                                                   ----------    -----------    ----------       -----------
   Total fixed maturity securities................     23,015        139,665        13,006           175,686
                                                   ----------    -----------    ----------       -----------
Equity securities.................................        424          1,197           328             1,949
Trading and FVO securities:
 Actively traded securities.......................         --            400             4               404
 FVO general account securities...................         --             --            15                15
 FVO securities held by CSEs......................         --              2            10                12
                                                   ----------    -----------    ----------       -----------
   Total trading and FVO securities...............         --            402            29               431
                                                   ----------    -----------    ----------       -----------
Short-term investments............................      1,513          3,882           200             5,595
Residential mortgage loans -- FVO.................         --             --           314               314
Derivative assets: (1)
 Interest rate....................................         --          5,762            15             5,777
 Foreign currency exchange rate...................         --          1,876            --             1,876
 Credit...........................................         --             72             7                79
 Equity market....................................         15            282           117               414
                                                   ----------    -----------    ----------       -----------
   Total derivative assets........................         15          7,992           139             8,146
                                                   ----------    -----------    ----------       -----------
Net embedded derivatives within asset host
 contracts (2)....................................         --             --           712               712
Separate account assets (3).......................     23,498        110,921         1,520           135,939
                                                   ----------    -----------    ----------       -----------
     Total assets................................. $   48,465    $   264,059    $   16,248       $   328,772
                                                   ==========    ===========    ==========       ===========
Liabilities
Derivative liabilities: (1)
 Interest rate.................................... $        2    $     1,224    $       --       $     1,226
 Foreign currency exchange rate...................         --          1,665            --             1,665
 Credit...........................................         --             17             2                19
 Equity market....................................         --            358           160               518
                                                   ----------    -----------    ----------       -----------
   Total derivative liabilities...................          2          3,264           162             3,428
                                                   ----------    -----------    ----------       -----------
Net embedded derivatives within liability host
 contracts (2)....................................         --             --           526               526
Long-term debt....................................         --             50            36                86
Long-term debt of CSEs -- FVO.....................         --             --            11                11
Trading liabilities (4)...........................        103             50            --               153
                                                   ----------    -----------    ----------       -----------
     Total liabilities............................ $      105    $     3,364    $      735       $     4,204
                                                   ==========    ===========    ==========       ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                            December 31, 2014
                                              ----------------------------------------------
                                                   Fair Value Hierarchy
                                              ------------------------------
                                                                             Total Estimated
                                               Level 1   Level 2    Level 3    Fair Value
                                              --------- ---------- --------- ---------------
                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................. $      -- $   60,420 $   4,937   $      65,357
  U.S. Treasury and agency...................    21,625     17,445        --          39,070
  Foreign corporate..........................        --     26,227     3,591          29,818
  RMBS.......................................        --     24,534     3,629          28,163
  State and political subdivision............        --      6,520        --           6,520
  CMBS.......................................        --      7,464       449           7,913
  ABS........................................        --      6,734     1,492           8,226
  Foreign government.........................        --      3,642       202           3,844
                                              --------- ---------- ---------   -------------
   Total fixed maturity securities...........    21,625    152,986    14,300         188,911
                                              --------- ---------- ---------   -------------
Equity securities............................       584      1,266       215           2,065
Trading and FVO securities:
  Actively traded securities.................        22        627         5             654
  FVO general account securities.............        --         22        14              36
  FVO securities held by CSEs................        --          3        12              15
                                              --------- ---------- ---------   -------------
   Total trading and FVO securities..........        22        652        31             705
                                              --------- ---------- ---------   -------------
Short-term investments (5)...................       860      3,091       230           4,181
Residential mortgage loans -- FVO............        --         --       308             308
Derivative assets: (1)
  Interest rate..............................        --      5,524        17           5,541
  Foreign currency exchange rate.............        --      1,010         7           1,017
  Credit.....................................        --        125        13             138
  Equity market..............................        10        279       119             408
                                              --------- ---------- ---------   -------------
   Total derivative assets...................        10      6,938       156           7,104
                                              --------- ---------- ---------   -------------
Net embedded derivatives within asset host
  contracts (2)..............................        --         --       657             657
Separate account assets (3)..................    26,119    111,601     1,615         139,335
                                              --------- ---------- ---------   -------------
     Total assets............................ $  49,220 $  276,534 $  17,512   $     343,266
                                              ========= ========== =========   =============
Liabilities
Derivative liabilities: (1)
  Interest rate.............................. $      -- $    1,214 $      --   $       1,214
  Foreign currency exchange rate.............        --        971        --             971
  Credit.....................................        --         15         1              16
  Equity market..............................        --        382       149             531
                                              --------- ---------- ---------   -------------
   Total derivative liabilities..............        --      2,582       150           2,732
                                              --------- ---------- ---------   -------------
Net embedded derivatives within liability
  host contracts (2).........................        --          7       724             731
Long-term debt...............................        --         82        35             117
Long-term debt of CSEs -- FVO................        --         --        13              13
Trading liabilities (4)......................       215         24        --             239
                                              --------- ---------- ---------   -------------
     Total liabilities....................... $     215 $    2,695 $     922   $       3,832
                                              ========= ========== =========   =============

--------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(1)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2015 and 2014, debt and equity securities also included embedded derivatives of ($142) million and ($150) million, respectively.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(4)Trading liabilities are presented within other liabilities on the consolidated balance sheets.

(5)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third-party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of the Board of Directors of each of MetLife, Inc. and Metropolitan Life Insurance Company regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

  consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2015.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments, Long-term Debt, Long-term Debt of CSEs -- FVO and Trading Liabilities

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The estimated fair value of FVO securities held by CSEs, long-term debt, long-term debt of CSEs -- FVO and trading liabilities is determined on a basis consistent with the methodologies described herein for securities.

    The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

                                     Level 2                   Level 3
         Instrument             Observable Inputs        Unobservable Inputs
   -----------------------------------------------------------------------------
   Fixed Maturity Securities
   -----------------------------------------------------------------------------
     U.S. corporate and Foreign corporate securities
   -----------------------------------------------------------------------------
                             Valuation Techniques:     Valuation Techniques:
                              Principally the market   Principally the market
                              and income approaches.   approach.
                             Key Inputs:               Key Inputs:
                             . quoted prices in        . illiquidity premium
                                markets that are not
                                active
                             . benchmark yields;       . delta spread
                                spreads off benchmark     adjustments to
                                yields; new issuances;    reflect specific
                                issuer rating             credit-related issues
                             . trades of identical     . credit spreads
                                or comparable
                                securities; duration
                             . Privately-placed        . quoted prices in
                                securities are valued     markets that are not
                                using the additional      active for identical
                                key inputs:               or similar securities
                              . market yield curve;       that are less liquid
                                 call provisions          and based on lower
                              . observable prices         levels of trading
                                 and spreads for          activity than
                                 similar public or        securities classified
                                 private securities       in Level 2
                                 that incorporate the  . independent
                                 credit quality and       non-binding broker
                                 industry sector of       quotations
                                 the issuer
                              . delta spread
                                 adjustments to
                                 reflect specific
                                 credit-related issues
   -----------------------------------------------------------------------------
     U.S. Treasury and agency, State and political subdivision and Foreign government securities
   -----------------------------------------------------------------------------
                             Valuation Techniques:     Valuation Techniques:
                             Principally the market    Principally the market
                             approach.                 approach.
                             Key Inputs:               Key Inputs:
                             . quoted prices in        . independent
                                markets that are not      non-binding broker
                                active                    quotations
                             . benchmark U.S.          . quoted prices in
                                Treasury yield or         markets that are not
                                other yields              active for identical
                             . the spread off the         or similar securities
                                U.S. Treasury yield       that are less liquid
                                curve for the             and based on lower
                                identical security        levels of trading
                             . issuer ratings and         activity than
                                issuer spreads;           securities classified
                                broker-dealer quotes      in Level 2
                             . comparable securities
                                that are actively
                                traded
                                                       . credit spreads
   -----------------------------------------------------------------------------
     Structured securities comprised of RMBS, CMBS and ABS
   -----------------------------------------------------------------------------
                             Valuation Techniques:     Valuation Techniques:
                              Principally the market    Principally the market
                              and income approaches.    and income approaches.
                             Key Inputs:               Key Inputs:
                             . quoted prices in        . credit spreads
                                markets that are not
                                active
                             . spreads for actively    . quoted prices in
                                traded securities;        markets that are not
                                spreads off benchmark     active for identical
                                yields                    or similar securities
                             . expected prepayment        that are less liquid
                                speeds and volumes        and based on lower
                             . current and                levels of trading
                                forecasted loss           activity than
                                severity; ratings;        securities classified
                                geographic region         in Level 2
                             . weighted average        . independent
                                coupon and weighted       non-binding broker
                                average maturity          quotations
                             . average delinquency
                                rates; debt-service
                                coverage ratios
                             . issuance-specific
                                information,
                                including, but not
                                limited to:
                              . collateral type;
                                 structure of the
                                 security; vintage of
                                 the loans
                              . payment terms of the
                                 underlying assets
                              . payment priority
                                 within the tranche;
                                 deal performance

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                    Level 2                    Level 3
       Instrument              Observable Inputs         Unobservable Inputs
--------------------------------------------------------------------------------
Equity Securities
--------------------------------------------------------------------------------
                           Valuation Techniques:      Valuation Techniques:
                            Principally the market     Principally the market
                            approach.                  and income approaches.
                           Key Input:                 Key Inputs:
                           . quoted prices in
                              markets that are not    . credit ratings;
                              considered active          issuance structures
                                                      . quoted prices in
                                                         markets that are not
                                                         active for identical or
                                                         similar securities that
                                                         are less liquid and
                                                         based on lower levels
                                                         of trading activity
                                                         than securities
                                                         classified in Level 2
                                                      . independent non-binding
                                                         broker quotations
--------------------------------------------------------------------------------
  Trading and FVO securities and Short-term investments
--------------------------------------------------------------------------------
                           . Trading and FVO          . Trading and FVO
                              securities and             securities and
                              short-term investments     short-term investments
                              are of a similar nature    are of a similar nature
                              and class to the fixed     and class to the fixed
                              maturity and equity        maturity and equity
                              securities described       securities described
                              above; accordingly, the    above; accordingly, the
                              valuation techniques and   valuation techniques
                              observable inputs used     and unobservable inputs
                              in their valuation are     used in their valuation
                              also similar to those      are also similar to
                              described above.           those described above.
--------------------------------------------------------------------------------
Mortgage Loans -- FVO
--------------------------------------------------------------------------------
  Residential mortgage loans -- FVO
--------------------------------------------------------------------------------
                           . N/A                      Valuation Techniques:
                                                       Principally the market
                                                       approach, including
                                                       matrix pricing or other
                                                       similar techniques.
                                                      Key Inputs: Inputs that
                                                       are unobservable or
                                                       cannot be derived
                                                       principally from, or
                                                       corroborated by,
                                                       observable market data
--------------------------------------------------------------------------------
Separate Account Assets (1)
--------------------------------------------------------------------------------
  Mutual funds and hedge funds without readily determinable fair values as prices are not published publicly
--------------------------------------------------------------------------------
                           Key Input:                 . N/A
                           . quoted prices or
                              reported NAV
                              provided by the
                              fund managers
--------------------------------------------------------------------------------
  Other limited partnership interests
--------------------------------------------------------------------------------
                           . N/A                      Valuation Techniques:
                                                       Valued giving
                                                       consideration to the
                                                       underlying holdings of
                                                       the partnerships and by
                                                       applying a premium or
                                                       discount, if appropriate.
                                                      Key Inputs:
                                                      . liquidity; bid/ask
                                                         spreads; performance
                                                         record of the fund
                                                         manager
                                                      . other relevant
                                                         variables that may
                                                         impact the exit value
                                                         of the particular
                                                         partnership interest
--------------------------------------------------------------------------------

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments, Other Investments, Long-term Debt of CSEs -- FVO and Trading Liabilities" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

 valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs

    Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

    Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

    Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

             Instrument                            Interest Rate                    Foreign Currency
                                                                                     Exchange Rate
-----------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve                     .swap yield curve
 by instrument type                    . basis curves                         .basis curves
                                       . interest rate volatility (1)         .currency spot rates
                                                                              .cross currency basis curves
-----------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)                 .swap yield curve (2)
                                       . basis curves (2)                     .basis curves (2)
                                                                              .cross currency basis
                                                                              .curves (2)
                                                                              .currency correlation

             Instrument                            Interest Rate                        Credit

---------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve                     .swap yield curve
 by instrument type                    . basis curves                         .credit curves
                                       . interest rate volatility (1)         .recovery rates

---------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)                 .swap yield curve (2)
                                       . basis curves (2)                     .credit curves (2)
                                                                              .credit spreads
                                                                              .repurchase rates
                                                                              .  independent non-binding
                                                                               broker quotations

             Instrument                            Interest Rate                     Equity Market

----------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve                     . swap yield curve
 by instrument type                    . basis curves                         . spot equity index levels
                                       . interest rate volatility (1)         . dividend yield curves
                                                                              . equity volatility (1)
----------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)                 . dividend yield curves (2)
                                       . basis curves (2)                     . equity volatility (1), (2)
                                                                              .  correlation between model
                                                                               inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

  Embedded Derivatives

    Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, certain affiliated ceded reinsurance agreements related to such variable annuity guarantees, equity or bond indexed crediting rates within certain funding agreements and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

    The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

    The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments, Long-term Debt of CSEs -- FVO and Trading Liabilities." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

    The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including a nonperformance risk adjustment. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within policyholder account balances with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

   Embedded derivatives within funds withheld related to certain ceded reinsurance

     These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2015, transfers between Levels 1 and 2 were not significant. For assets and liabilities measured at estimated fair value and still held at December 31, 2014, there were no transfers between Levels 1 and 2.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                      December 31, 2015
                                                                                -----------------------------
                                                          Significant                                 Weighted
                               Valuation Techniques   Unobservable Inputs             Range          Average (1)
                               --------------------- -----------------------    -----------------    -----------
Fixed maturity securities (3)
U.S. corporate and foreign                            Delta spread
 corporate....................  Matrix pricing           adjustments (4)           (65)   -      240      37
                                                      Offered quotes (5)            39    -       96      60
                                Market pricing        Quoted prices (5)             --    -      385     125
                                Consensus pricing     Offered quotes (5)           100    -      119     103
                               ----------------------------------------------------------------------------------
RMBS..........................  Market pricing        Quoted prices (5)             19    -      121      92
                               ----------------------------------------------------------------------------------
ABS...........................  Market pricing        Quoted prices (5)             16    -      103     100
                                Consensus pricing     Offered quotes (5)            97    -      105      99
                               ----------------------------------------------------------------------------------
Derivatives
Interest rate.................  Present value         Swap yield (7)               307    -      307
                                   techniques
                               ----------------------------------------------------------------------------------
Foreign currency exchange       Present value         Correlation (8)               --    -       --
 rate.........................     techniques
                               ----------------------------------------------------------------------------------
Credit........................  Present value         Credit spreads (9)            98    -      100
                                   techniques
                                Consensus pricing     Offered quotes (10)
                               ----------------------------------------------------------------------------------
Equity market.................  Present value         Volatility (12)              17%    -      36%
                                   techniques or
                                   option pricing
                                   models
                                                      Correlation (8)              70%    -      70%
                               ----------------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded       Option pricing        Mortality rates:
 guaranteed minimum                techniques            Ages 0 - 40                0%    -    0.09%
 benefits.....................
                                                         Ages 41 - 60            0.04%    -    0.65%
                                                         Ages 61 - 115           0.26%    -     100%
                                                      Lapse rates:
                                                         Durations 1 - 10        0.25%    -     100%
                                                         Durations 11 - 20          3%    -     100%
                                                         Durations 21 - 116         3%    -     100%
                                                      Utilization rates             0%    -      25%
                                                      Withdrawal rates           0.25%    -      10%
                                                      Long-term equity
                                                        volatilities            17.40%    -      25%
                                                      Nonperformance risk        0.04%    -    0.52%
                                                         spread

                                                                                      December 31, 2014
                                                                                -----------------------------
                                                          Significant                                 Weighted
                               Valuation Techniques   Unobservable Inputs             Range          Average (1)
                               --------------------- -----------------------    -----------------    -----------
Fixed maturity securities (3)
U.S. corporate and foreign                            Delta spread
 corporate....................  Matrix pricing           adjustments (4)           (40)   -      240      39
                                                      Offered quotes (5)            64    -      130      96
                                Market pricing        Quoted prices (5)             --    -      590     126
                                Consensus pricing     Offered quotes (5)            98    -      126     101
                               ----------------------------------------------------------------------------------
RMBS..........................  Market pricing        Quoted prices (5)             22    -      120      97
                               ----------------------------------------------------------------------------------
ABS...........................  Market pricing        Quoted prices (5)             15    -      110     100
                                Consensus pricing     Offered quotes (5)            56    -      106      98
                               ----------------------------------------------------------------------------------
Derivatives
Interest rate.................  Present value         Swap yield (7)               290    -      290
                                   techniques
                               ----------------------------------------------------------------------------------
Foreign currency exchange       Present value         Correlation (8)              40%    -      55%
 rate.........................     techniques
                               ----------------------------------------------------------------------------------
Credit........................  Present value         Credit spreads (9)            98    -      100
                                   techniques
                                Consensus pricing     Offered quotes (10)
                               ----------------------------------------------------------------------------------
Equity market.................  Present value         Volatility (12)              15%    -      27%
                                   techniques or
                                   option pricing
                                   models
                                                      Correlation (8)              70%    -      70%
                               ----------------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded       Option pricing        Mortality rates:
 guaranteed minimum                techniques            Ages 0 - 40                0%    -    0.10%
 benefits.....................
                                                         Ages 41 - 60            0.04%    -    0.65%
                                                         Ages 61 - 115           0.26%    -     100%
                                                      Lapse rates:
                                                         Durations 1 - 10        0.50%    -     100%
                                                         Durations 11 - 20          3%    -     100%
                                                         Durations 21 - 116         3%    -     100%
                                                      Utilization rates            20%    -      50%
                                                      Withdrawal rates           0.07%    -      10%
                                                      Long-term equity
                                                        volatilities            17.40%    -      25%
                                                      Nonperformance risk
                                                         spread                  0.03%    -    0.46%

                                                                                   Impact of
                                                                                Increase in Input
                                                          Significant             on Estimated
                               Valuation Techniques   Unobservable Inputs        Fair Value (2)
                               --------------------- -----------------------    -----------------
Fixed maturity securities (3)
U.S. corporate and foreign                            Delta spread
 corporate....................  Matrix pricing           adjustments (4)           Decrease
                                                      Offered quotes (5)           Increase
                                Market pricing        Quoted prices (5)            Increase
                                Consensus pricing     Offered quotes (5)           Increase
                               -------------------------------------------------------------------
RMBS..........................  Market pricing        Quoted prices (5)          Increase (6)
                               -------------------------------------------------------------------
ABS...........................  Market pricing        Quoted prices (5)          Increase (6)
                                Consensus pricing     Offered quotes (5)         Increase (6)
                               -------------------------------------------------------------------
Derivatives
Interest rate.................  Present value         Swap yield (7)             Increase (11)
                                   techniques
                               -------------------------------------------------------------------
Foreign currency exchange       Present value         Correlation (8)            Increase (11)
 rate.........................     techniques
                               -------------------------------------------------------------------
Credit........................  Present value         Credit spreads (9)         Decrease (9)
                                   techniques
                                Consensus pricing     Offered quotes (10)
                               -------------------------------------------------------------------
Equity market.................  Present value         Volatility (12)            Increase (11)
                                   techniques or
                                   option pricing
                                   models
                                                      Correlation (8)
                               -------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded       Option pricing        Mortality rates:
 guaranteed minimum                techniques            Ages 0 - 40             Decrease (13)
 benefits.....................
                                                         Ages 41 - 60            Decrease (13)
                                                         Ages 61 - 115           Decrease (13)
                                                      Lapse rates:
                                                         Durations 1 - 10        Decrease (14)
                                                         Durations 11 - 20       Decrease (14)
                                                         Durations 21 - 116      Decrease (14)
                                                      Utilization rates          Increase (15)
                                                      Withdrawal rates                (16)
                                                      Long-term equity           Increase (17)
                                                        volatilities
                                                      Nonperformance risk        Decrease (18)
                                                         spread

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(9)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)At both December 31, 2015 and 2014, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The residential mortgage loans -- FVO, long- term debt, and long-term debt of CSEs -- FVO are valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                 Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ---------------------------------------------------------------------------------------
                                                           Fixed Maturity Securities
                                         -------------------------------------------------------------
                                                          U.S.                    State and                           Trading
                                                        Treasury                  Political   Foreign     Equity      and FVO
                                         Corporate (1) and Agency Structured (2) Subdivision Government Securities Securities (3)
                                         ------------- ---------- -------------- ----------- ---------- ---------- --------------
                                                                              (In millions)
Balance, January 1, 2014................    $ 8,467       $ 62      $   5,469      $    --     $  274     $  328       $  26
Total realized/unrealized gains
 (losses) included in net income (loss)
 (4) (5)................................         (5)        --             12           --        (49)         7          --
Total realized/unrealized gains
 (losses) included in AOCI..............        218         --            103           --         22          2          --
Purchases (6)...........................      1,763         --          2,740           --         --         19           5
Sales (6)...............................     (1,154)        --         (1,306)          --       (115)       (59)         (8)
Issuances (6)...........................         --         --             --           --         --         --          --
Settlements (6).........................         --         --             --           --         --         --          --
Transfers into Level 3 (7)..............        206         --             84           --         70         --          13
Transfers out of Level 3 (7)............       (967)       (62)        (1,532)          --         --        (82)         (5)
                                            -------       ----      ---------      -------     ------     ------       -----
Balance, December 31, 2014..............      8,528         --          5,570           --        202        215          31
Total realized/unrealized gains
 (losses) included in net income (loss)
 (4) (5)................................         38         --            101           --          1         12          (1)
Total realized/unrealized gains
 (losses) included in AOCI..............       (399)        --            (67)          --         (1)       (53)         --
Purchases (6)...........................      1,546         --          1,393           33        120        127          --
Sales (6)...............................     (1,018)        --         (1,205)          --         (1)       (61)         (1)
Issuances (6)...........................         --         --             --           --         --         --          --
Settlements (6).........................         --         --             --           --         --         --          --
Transfers into Level 3 (7)..............        635         --             32           --         --         88          --
Transfers out of Level 3 (7)............     (1,048)        --         (1,408)          --        (46)        --          --
                                            -------       ----      ---------      -------     ------     ------       -----
Balance, December 31, 2015..............    $ 8,282       $ --      $   4,416      $    33     $  275     $  328       $  29
                                            =======       ====      =========      =======     ======     ======       =====
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2013: (8)..............................    $   (39)      $ --      $      31      $    --     $    4     $  (17)      $   5
                                            =======       ====      =========      =======     ======     ======       =====
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2014: (8)..............................    $    (4)      $ --      $      42      $    --     $    1     $   (5)      $  --
                                            =======       ====      =========      =======     ======     ======       =====
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2015: (8)..............................    $     7       $ --      $     102      $    --     $    1     $   --       $  --
                                            =======       ====      =========      =======     ======     ======       =====
Gains (Losses) Data for the year ended
 December 31, 2013
Total realized/unrealized gains
 (losses) included in net income (loss)
 (4) (5)................................    $   (56)      $ --      $      31      $    --     $    6     $  (10)      $  11
Total realized/unrealized gains
 (losses) included in AOCI..............    $   (33)      $ (3)     $     115      $    --     $  (45)    $   79       $  --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ----------------------------------------------------------------------------------------
                                 Residential
                                  Mortgage    Separate                                              Long-term
                     Short-term    Loans -    Account         Net          Net Embedded   Long-term  Debt of
                     Investments     FVO     Assets (9) Derivatives (10) Derivatives (11)   Debt    CSEs - FVO
                     ----------- ----------- ---------- ---------------- ---------------- --------- ----------
                                                           (In millions)
Balance, January 1,
 2014...............    $ 175       $ 338      $1,209        $  36            $   48        $ (43)    $ (28)
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (4) (5)............       (1)         20         102            1              (144)          --        (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...       --          --          --           40                --           --        --
Purchases (6).......      230         124         527          111                --           --        --
Sales (6)...........     (156)       (120)       (376)          --                --           --        --
Issuances (6).......       --          --          81         (159)               --          (30)       --
Settlements (6).....       --         (54)        (28)         (23)               29           20        16
Transfers into
 Level 3 (7)........       --          --         144           --                --           --        --
Transfers out of
 Level 3 (7)........      (18)         --         (44)          --                --           18        --
                        -----       -----      ------        -----            ------        -----     -----
Balance,
 December 31, 2014..      230         308       1,615            6               (67)         (35)      (13)
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (4) (5)............       --          20          15          (27)              447           --        --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...       --          --          --           (2)               --           --        --
Purchases (6).......      200         136         348            3                --           --        --
Sales (6)...........       --        (121)       (344)          --                --           --        --
Issuances (6).......       --          --          98           --                --          (38)       --
Settlements (6).....       --         (29)        (60)          (3)             (194)          37         2
Transfers into
 Level 3 (7)........       --          --           1           --                --           --        --
Transfers out of
 Level 3 (7)........     (230)         --        (153)          --                --           --        --
                        -----       -----      ------        -----            ------        -----     -----
Balance,
 December 31, 2015..    $ 200       $ 314      $1,520        $ (23)           $  186        $ (36)    $ (11)
                        =====       =====      ======        =====            ======        =====     =====
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2013:
 (8)................    $   1       $   1      $   --        $ (29)           $  115        $  --     $  (2)
                        =====       =====      ======        =====            ======        =====     =====
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014:
 (8)................    $  --       $  20      $   --        $   8            $ (115)       $  --     $  (1)
                        =====       =====      ======        =====            ======        =====     =====
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2015:
 (8)................    $  --       $  20      $   --        $ (24)           $  461        $  --     $  --
                        =====       =====      ======        =====            ======        =====     =====
Gains (Losses) Data
 for the year ended
 December 31, 2013..
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (4) (5)............    $ (23)      $   1      $   42        $ (35)           $  102        $  --     $  (2)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...    $  19       $  --      $   --        $ (44)           $   --        $  --     $  --

--------

(1)Comprised of U.S. and foreign corporate securities.

(2)Comprised of RMBS, CMBS, and ABS.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3)Comprised of Actively traded securities, FVO general account securities and FVO securities held by CSEs.

(4)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses), while changes in estimated fair value of residential mortgage loans -- FVO are included in net investment income. Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(5)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(6)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(7)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(8)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(9)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(10)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(11)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

Fair Value Option

  The following table presents information for residential mortgage loans, which are accounted for under the FVO, and were initially measured at fair value.

                                                                         December 31,
                                                                      ------------------
                                                                        2015      2014
                                                                      --------  --------
                                                                         (In millions)
Unpaid principal balance............................................. $    436  $    436
Difference between estimated fair value and unpaid principal balance.     (122)     (128)
                                                                      --------  --------
 Carrying value at estimated fair value.............................. $    314  $    308
                                                                      ========  ========
Loans in non-accrual status.......................................... $    122  $    125

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The following table presents information for long-term debt, which is accounted for under the FVO, and was initially measured at fair value.

                                                                                       Long-term Debt of
                                                              Long-term Debt              CSEs - FVO
                                                         ------------------------- ------------------------
                                                         December 31, December 31, December 31, December 31,
                                                             2015         2014         2015         2014
                                                         ------------ ------------ ------------ ------------
                                                                            (In millions)
Contractual principal balance...........................   $    82      $    115     $    24      $    26
Difference between estimated fair value and contractual
  principal balance.....................................         4             2         (13)         (13)
                                                           -------      --------     -------      -------
 Carrying value at estimated fair value (1).............   $    86      $    117     $    11      $    13
                                                           =======      ========     =======      =======

--------

(1)Changes in estimated fair value are recognized in net investment gains (losses). Interest expense is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                        At December 31,              Years Ended December 31,
                                                   -------------------------------- --------------------------
                                                    2015        2014       2013       2015     2014     2013
                                                    -------    --------   --------  --------- ------  --------
                                                   Carrying Value After Measurement       Gains (Losses)
                                                   -------------------------------- --------------------------
                                                                             (In millions)
Mortgage loans (1)................................ $    40    $     94   $    175   $     (1) $    2  $     24
Other limited partnership interests (2)........... $    57    $    109   $     71   $    (31) $  (70) $    (40)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2015 and 2014 were not significant.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                December 31, 2015
                                             --------------------------------------------------------
                                                              Fair Value Hierarchy
                                                       -----------------------------------
                                                                                             Total
                                             Carrying                                      Estimated
                                              Value        Level 1     Level 2     Level 3 Fair Value
                                             --------- ----------- ----------- ----------- ----------
                                                                  (In millions)
Assets
Mortgage loans.............................. $  53,408  $      --   $      --   $  54,969  $  54,969
Policy loans................................ $   8,134  $      --   $     330   $   9,539  $   9,869
Real estate joint ventures.................. $      12  $      --   $      --   $      39  $      39
Other limited partnership interests......... $     467  $      --   $      --   $     553  $     553
Other invested assets....................... $   2,372  $      --   $   2,197   $     202  $   2,399
Premiums, reinsurance and other receivables. $  13,879  $      --   $     229   $  14,610  $  14,839
Liabilities
Policyholder account balances............... $  71,331  $      --   $      --   $  73,506  $  73,506
Long-term debt.............................. $   1,618  $      --   $   1,912   $      --  $   1,912
Other liabilities........................... $  19,545  $      --   $     323   $  19,882  $  20,205
Separate account liabilities................ $  60,767  $      --   $  60,767   $      --  $  60,767

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                            December 31, 2014
                                         --------------------------------------------------------
                                                          Fair Value Hierarchy
                                                   -----------------------------------
                                                                                         Total
                                         Carrying                                      Estimated
                                          Value        Level 1     Level 2     Level 3 Fair Value
                                         --------- ----------- ----------- ----------- ----------
                                                              (In millions)
Assets
Mortgage loans.......................... $  48,751  $      --   $      --   $  50,992  $  50,992
Policy loans............................ $   8,491  $      --   $     796   $   9,614  $  10,410
Real estate joint ventures.............. $      30  $      --   $      --   $      54  $      54
Other limited partnership interests..... $     635  $      --   $      --   $     819  $     819
Other invested assets................... $   2,385  $      --   $   2,270   $     220  $   2,490
Premiums, reinsurance and other
 receivables............................ $  13,845  $      --   $      94   $  14,607  $  14,701
Liabilities
Policyholder account balances........... $  73,225  $      --   $      --   $  75,481  $  75,481
Long-term debt.......................... $   1,897  $      --   $   2,029   $     268  $   2,297
Other liabilities....................... $  20,139  $      --   $     609   $  20,133  $  20,742
Separate account liabilities............ $  60,840  $      --   $  60,840   $      --  $  60,840

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

  Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Other Invested Assets

    These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

  Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts ("TCA"). The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies.

    Valuations of instruments classified as Level 2 are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Valuations of instruments classified as Level 3 are based primarily on discounted cash flow methodologies that utilize unobservable discount rates that can vary significantly based upon the specific terms of each individual arrangement.

  Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled, funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, and amounts payable under certain assumed reinsurance agreements, which are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values, with the exception of certain deposit type reinsurance payables. For such payables, the estimated fair value is determined as the present value of expected future cash flows, which are discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

  Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance, funding agreements related to group life contracts and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

  Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Goodwill (continued)


  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, control premium, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2015 annual goodwill impairment tests, the Company utilized the qualitative assessment for all of its reporting units and determined it was not more likely than not that the fair value of any of the reporting units was less than its carrying amount, and, therefore no further testing was needed for these reporting units.

  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                         Group,
                                       Voluntary & Corporate
                                        Worksite    Benefit  Corporate
                                Retail  Benefits    Funding   & Other   Total
                                ------ ----------- --------- --------- ------
                                                (In millions)
  Balance at January 1, 2013
  Goodwill..................... $  37     $  68     $    2    $    4   $  111
  Accumulated impairment.......   (10)       --         --        --      (10)
                                -----     -----     ------    ------   ------
   Total goodwill, net.........    27        68          2         4      101

  Balance at December 31, 2013
  Goodwill.....................    37        68          2         4      111
  Accumulated impairment.......   (10)       --         --        --      (10)
                                -----     -----     ------    ------   ------
   Total goodwill, net.........    27        68          2         4      101
  Balance at December 31, 2014
  Goodwill.....................    37        68          2         4      111
  Accumulated impairment.......   (10)       --         --        --      (10)
                                -----     -----     ------    ------   ------
   Total goodwill, net.........    27        68          2         4      101
  Balance at December 31, 2015
  Goodwill.....................    37        68          2         4      111
  Accumulated impairment.......   (10)       --         --        --      (10)
                                -----     -----     ------    ------   ------
   Total goodwill, net......... $  27     $  68     $    2    $    4   $  101
                                =====     =====     ======    ======   ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Long-term and Short-term Debt


  Long-term and short-term debt outstanding was as follows:

                                       Interest Rates (1)                            December 31,
                                    ------------------------                     ---------------------
                                                       Weighted
                                         Range         Average    Maturity          2015       2014
                                    ---------------    -------- -------------    ---------- ----------
                                                                                     (In millions)
Surplus notes -- affiliated........ 3.00%  -     7.38%  6.59%   2037              $     695 $      883
Surplus notes...................... 7.63%  -     7.88%  7.80%   2024  -     2025        502        701
Mortgage loans -- affiliated....... 2.13%  -     7.26%  4.10%                 --         --        242
Senior notes -- affiliated......... 0.92%  -     2.78%  2.09%   2021  -     2022         50         78
Other notes........................ 1.36%  -     8.00%  3.12%   2016  -     2030        457        110
                                                                                 ---------- ----------
  Total long-term debt (2).........                                                   1,704      2,014
  Total short-term debt............                                                     100        100
                                                                                 ---------- ----------
   Total...........................                                              $    1,804 $    2,114
                                                                                 ========== ==========

--------

(1)Range of interest rates and weighted average interest rates are for the year ended December 31, 2015.

(2)Excludes $11 million and $13 million of long-term debt relating to CSEs -- FVO at December 31, 2015 and 2014, respectively. See Note 10.

  The aggregate maturities of long-term debt at December 31, 2015 for the next five years and thereafter are $20 million in 2016, $0 in each of 2017 through 2019, $350 million in 2020 and $1.3 billion thereafter.

  Mortgage loans are collateralized and rank highest in priority, followed by unsecured senior debt which consists of senior notes and other notes. Payments of interest and principal on the Company's surplus notes are subordinate to all other obligations and may be made only with the prior approval of the insurance department of the state of domicile.

Debt Issuance -- Other Notes

  In December 2015, MetLife Private Equity Holdings, LLC ("MPEH"), a wholly-owned indirect investment subsidiary of Metropolitan Life Insurance Company, entered into a five-year credit agreement (the "MPEH Credit Agreement") and borrowed $350 million under term loans that mature in December 2020. The loans bear interest at a variable rate of three-month LIBOR plus 3.70%, payable quarterly. In connection with the borrowing, $6 million of costs were incurred which have been capitalized and included in other assets. These costs are being amortized over the term of the loans. Additionally, the MPEH Credit Agreement provides for MPEH to borrow up to $100 million on a revolving basis at a variable rate of three-month LIBOR plus 3.70%, payable quarterly. There were no revolving loans outstanding under the MPEH Credit Agreement at December 31, 2015. Term loans and revolving loans borrowed under the MPEH Credit Agreement are non-recourse to Metropolitan Life Insurance Company.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Long-term and Short-term Debt (continued)


Debt Repayments

  In December 2015, a wholly-owned real estate subsidiary of the Company repaid in cash $110 million of its mortgage loans issued to MetLife USA due in January 2016.

  In November 2015, the Company repaid in cash, at maturity, $188 million of surplus notes issued to MetLife Mexico S.A., an affiliate. The redemption was approved by the New York Superintendent of Financial Services (the "Superintendent").

  In November 2015, the Company repaid in cash, at maturity, $200 million of surplus notes. The redemption was approved by the Superintendent.

  During 2015, a wholly-owned real estate subsidiary of the Company repaid in cash $132 million of its 7.26% mortgage loans issued to MetLife USA due in January 2020.

  In November 2014, a wholly-owned real estate subsidiary of the Company repaid in cash $60 million of its 7.01% mortgage loans issued to MetLife USA due in January 2020. It also repaid in cash $60 million of its 4.67% mortgage loans issued to MetLife USA due in January 2017.

  In September 2014, the Company repaid in cash, at maturity, $217 million of surplus notes issued to MetLife Mexico S.A. The redemption was approved by the Superintendent.

Short-term Debt

  Short-term debt with maturities of one year or less was as follows:

                                              December 31,
                                        -------------------------
                                            2015         2014
                                        ------------ ------------
                                              (In millions)
              Commercial paper......... $        100 $        100
              Average daily balance.... $        100 $        109
              Average days outstanding.      68 days      69 days

  During the years ended December 31, 2015, 2014 and 2013, the weighted average interest rate on short-term debt was 0.15%, 0.10% and 0.12%, respectively.

Interest Expense

  Interest expense related to long-term and short-term debt included in other expenses was $122 million, $150 million and $150 million for the years ended December 31, 2015, 2014 and 2013, respectively. These amounts include $67 million, $88 million and $91 million of interest expense related to affiliated debt for the years ended December 31, 2015, 2014 and 2013, respectively. Such amounts do not include interest expense on long-term debt related to CSEs. See
Note 8.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Long-term and Short-term Debt (continued)


Credit and Committed Facilities

  At December 31, 2015, MetLife, Inc. and MetLife Funding, Inc., a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife Funding"), maintained a $4.0 billion unsecured credit facility (the "Credit Facility"), and Missouri Reinsurance, Inc. ("MoRe"), a wholly-owned subsidiary of Metropolitan Life Insurance Company, along with MetLife, Inc., maintained a $210 million committed facility (the "Committed Facility"). When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.

 Credit Facility

   The Credit Facility is used for general corporate purposes, to support the borrowers' commercial paper programs and for the issuance of letters of credit. Total fees associated with the Credit Facility were $4 million, $4 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively, and were included in other expenses.

   Information on the Credit Facility at December 31, 2015 was as follows:

                                                               Letters of
                                                      Maximum    Credit               Unused
Borrower(s)                               Expiration  Capacity Issued (1) Drawdowns Commitments
---------------------------------------- ----------   -------- ---------- --------- -----------
                                                                    (In millions)
MetLife, Inc. and MetLife Funding, Inc.. May 2019 (2) $  4,000   $  484     $  --    $  3,516

--------

(1)MetLife, Inc. and MetLife Funding, are severally liable for their respective obligations under the Credit Facility. MetLife Funding is not an applicant under letters of credit outstanding as of December 31, 2015 and is not responsible for any reimbursement obligations under such letters of credit.

(2)All borrowings under the Credit Facility must be repaid by May 30, 2019, except that letters of credit outstanding on that date may remain outstanding until no later than May 30, 2020.

 Committed Facility

   The Committed Facility is used for collateral for certain of its affiliated reinsurance liabilities. Total fees associated with the Committed Facility was $4 million, $4 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively, and was included in other expenses. Information on the Committed Facility at December 31, 2015 was as follows:

                                                                     Letters of
                                                            Maximum    Credit               Unused
Account Party/Borrower(s)                      Expiration   Capacity Issued (1) Drawdowns Commitments
--------------------------------------------- ----------    -------- ---------- --------- -----------
                                                                          (In millions)
MetLife, Inc. and Missouri Reinsurance, Inc.. June 2016 (2)  $  210    $  210     $  --      $  --

--------

(1)MoRe had outstanding $210 million in letters of credit at December 31, 2015.

(2)Capacity at December 31, 2015 of $210 million decreases in March 2016 and June 2016 to $200 million and $0, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Long-term and Short-term Debt (continued)


   In addition to the Committed Facility, see also "-- Debt Issuance -- Other Notes" for information about the undrawn line of credit facility in the amount of $100 million.

Debt and Facility Covenants

  Certain of the Company's debt instruments, as well as the Credit Facility and Committed Facility, contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all applicable covenants at December 31, 2015.

13. Equity

Stock-Based Compensation Plans

 Overview

   In accordance with a service agreement with an affiliate, the Company was allocated a proportionate share of stock-based compensation expenses. The stock-based compensation expenses recognized by the Company are related to awards under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan and the MetLife, Inc. 2015 Stock and Incentive Compensation Plan (together, the "Stock Plans"), payable in shares of MetLife, Inc. common stock ("Shares"), or options to purchase MetLife, Inc. common stock. The Company does not issue any awards payable in its common stock or options to purchase its common stock.

 Description of Plan -- General Terms

   Under the Stock Plans, awards granted to employees and agents may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards and Stock-Based Awards (each as defined in the Stock Plans with reference to Shares).

   Compensation expense related to awards under the Stock Plans is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed forfeiture rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable.

   Compensation expense related to awards under the Stock Plans is principally related to the issuance of Stock Options, Performance Shares and Restricted Stock Units. The majority of the awards granted by MetLife, Inc. each year under the Stock Plans are made in the first quarter of each year.

   The expense related to stock-based compensation included in other expenses was $85 million, $100 million and $122 million for the years ended
 December 31, 2015, 2014 and 2013, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Statutory Equity and Income

  The states of domicile of Metropolitan Life Insurance Company and its U.S. insurance subsidiaries impose risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Metropolitan Life Insurance Company and its U.S. insurance subsidiaries were each in excess of 350% for all periods presented.

  Metropolitan Life Insurance Company's foreign insurance operations are regulated by applicable authorities of the countries in which each entity operates and are subject to minimum capital and solvency requirements in those countries before corrective actions commences. The aggregate required capital and surplus of Metropolitan Life Insurance Company's foreign insurance operations was $31 million and the aggregate actual regulatory capital and surplus was $488 million as of the date of the most recent required capital adequacy calculation for each jurisdiction. Each of those foreign insurance operations exceeded minimum capital and solvency requirements of their respective countries for all periods presented.

  Metropolitan Life Insurance Company and its U.S. insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company and its U.S. insurance subsidiaries.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Metropolitan Life Insurance Company and its U.S. insurance subsidiaries have no material state prescribed accounting practices, except as described below.

  New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, and the New York Special Consideration Letter, which mandates certain assumptions in asset adequacy testing. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of MLIC for the years ended December 31, 2015 and 2014 by an amount of $1.2 billion and $2.3 billion, respectively, in excess of the amount of the decrease had capital and surplus been measured under NAIC guidance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  The tables below present amounts from Metropolitan Life Insurance Company and its U.S. insurance subsidiaries, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

  Statutory net income (loss) was as follows:

                                                           Years Ended December 31,
                                                           ------------------------
Company                                  State of Domicile   2015     2014    2013
---------------------------------------- ----------------- -------- -------- ------
                                                                (In millions)
Metropolitan Life Insurance Company.....     New York      $  3,703 $  1,487 $  369
New England Life Insurance Company......   Massachusetts   $    157 $    303 $  103
General American Life Insurance Company.     Missouri      $    204 $    129 $   60

  Statutory capital and surplus was as follows at:

                                                      December 31,
                                                   -------------------
          Company                                    2015      2014
          ---------------------------------------- --------- ---------
                                                      (In millions)
          Metropolitan Life Insurance Company..... $  14,485 $  12,008
          New England Life Insurance Company...... $     632 $     675
          General American Life Insurance Company. $     984 $     867

Dividend Restrictions

  The table below sets forth the dividends permitted to be paid by Metropolitan Life Insurance Company to MetLife, Inc. without insurance regulatory approval and dividends paid:

                                                2016          2015     2014
                                          ----------------- -------- --------
                                          Permitted Without
 Company                                      Approval      Paid (1) Paid (1)
 ---------------------------------------- ----------------- -------- --------
                                                      (In millions)
 Metropolitan Life Insurance Company (3).     $  3,753      $  1,489  $  821(2)

--------

(1)Reflects all amounts paid, including those requiring regulatory approval.

(2)During December 2014, Metropolitan Life Insurance Company distributed shares of an affiliate to MetLife, Inc. as an in-kind dividend of $113 million, as calculated on a statutory basis.

(3)As discussed below, the New York Insurance Law was amended, permitting Metropolitan Life Insurance Company to pay dividends without prior regulatory approval under one of two alternative formulations beginning in 2016. The dividend amount that Metropolitan Life Insurance Company may pay during 2016 under the new formulation is reflected in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Effective for dividends paid during 2016 and going forward, the New York Insurance Law was amended permitting Metropolitan Life Insurance Company without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. in any calendar year based on either of two standards. Under one standard, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive "unassigned funds (surplus)" excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of:
(i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, Metropolitan Life Insurance Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, Metropolitan Life Insurance Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

  The table below sets forth the dividends permitted to be paid by Metropolitan Life Insurance Company's insurance subsidiaries without regulatory approval and dividends paid:

                                               2016          2015        2014
                                         ----------------- --------- ---------
                                         Permitted Without
Company                                    Approval (1)    Paid (2)    Paid (2)
---------------------------------------- ----------------- --------- ---------
                                                       (In millions)
New England Life Insurance Company......     $     156     $     199 $     227 (3)
General American Life Insurance Company.     $     136     $      -- $      --

--------

(1)Reflects dividend amounts that may be paid during 2016 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over a rolling 12-month period, if paid before a specified date during 2016, some or all of such dividends may require regulatory approval.

(2)Includes all amounts paid, including those requiring regulatory approval.

(3)During December 2014, New England Life Insurance Company ("NELICO") distributed shares of an affiliate to Metropolitan Life Insurance Company as an extraordinary in-kind dividend of $113 million, as calculated on a statutory basis. Also during December 2014, NELICO paid an extraordinary cash dividend to Metropolitan Life Insurance Company in the amount of $114 million.

  Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the aggregate

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)

amount of the dividend, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Massachusetts Commissioner") and the Massachusetts Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Massachusetts Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

  Under Missouri State Insurance Law, GALIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the amount of such dividend when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). GALIC will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, unassigned funds (surplus) as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

  For the years ended December 31, 2015 and 2014, Metropolitan Life Insurance Company received dividends from non-insurance subsidiaries of $159 million and $95 million, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI attributable to Metropolitan Life Insurance Company, was as follows:

                                         Unrealized                         Foreign    Defined
                                      Investment Gains   Unrealized Gains  Currency    Benefit
                                      (Losses), Net of     (Losses) on    Translation   Plans
                                     Related Offsets (1)   Derivatives    Adjustments Adjustment   Total
                                     ------------------- ---------------- ----------- ---------- ---------
                                                                 (In millions)
Balance at December 31, 2012........      $  5,654           $    685      $     18   $  (2,349) $   4,008
OCI before reclassifications........        (3,321)              (677)           22       1,396     (2,580)
Deferred income tax benefit
  (expense).........................         1,145                237            (9)       (490)       883
                                          --------           --------      --------   ---------  ---------
 AOCI before reclassifications, net
   of income tax....................         3,478                245            31      (1,443)     2,311
Amounts reclassified from AOCI......           (16)               (14)           --        (205)      (235)
Deferred income tax benefit
  (expense).........................             6                  5            --          71         82
                                          --------           --------      --------   ---------  ---------
 Amounts reclassified from AOCI,
   net of income tax................           (10)                (9)           --        (134)      (153)
                                          --------           --------      --------   ---------  ---------
Balance at December 31, 2013........         3,468                236            31      (1,577)     2,158
OCI before reclassifications........         4,095                606           (44)     (1,181)     3,476
Deferred income tax benefit
  (expense).........................        (1,409)              (212)           10         406     (1,205)
                                          --------           --------      --------   ---------  ---------
 AOCI before reclassifications, net
   of income tax....................         6,154                630            (3)     (2,352)     4,429
Amounts reclassified from AOCI......            70                682            --         180        932
Deferred income tax benefit
  (expense).........................           (24)              (239)           --         (64)      (327)
                                          --------           --------      --------   ---------  ---------
 Amounts reclassified from AOCI,
   net of income tax................            46                443            --         116        605
                                          --------           --------      --------   ---------  ---------
Balance at December 31, 2014........         6,200              1,073            (3)     (2,236)     5,034
OCI before reclassifications........        (4,839)               (19)         (101)        113     (4,846)
Deferred income tax benefit
  (expense).........................         1,715                  6            30         (40)     1,711
                                          --------           --------      --------   ---------  ---------
 AOCI before reclassifications, net
   of income tax....................         3,076              1,060           (74)     (2,163)     1,899
Amounts reclassified from AOCI......           405                578            --         229      1,212
Deferred income tax benefit
  (expense).........................          (144)              (202)           --         (80)      (426)
                                          --------           --------      --------   ---------  ---------
 Amounts reclassified from AOCI,
   net of income tax................           261                376            --         149        786
                                          --------           --------      --------   ---------  ---------

Balance at December 31, 2015........      $  3,337           $  1,436      $    (74)  $  (2,014) $   2,685
                                          ========           ========      ========   =========  =========

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                     Consolidated Statement of Operations
                                                                                       and Comprehensive Income (Loss)
AOCI Components                                       Amounts Reclassified from AOCI              Locations
--------------------------------------------------    ---------------------------    ------------------------------------
                                                        Years Ended December 31,
                                                      ---------------------------
                                                        2015        2014      2013
                                                      --------    --------  -------
                                                             (In millions)
Net unrealized investment gains (losses):............
  Net unrealized investment gains (losses)........... $   (208)   $   (103) $    (9)    Net investment gains (losses)
  Net unrealized investment gains (losses)...........       31          40       53     Net investment income
  Net unrealized investment gains (losses)...........     (228)         (7)     (28)    Net derivative gains (losses)
                                                      --------    --------  -------
    Net unrealized investment gains (losses),
     before income tax...............................     (405)        (70)      16
    Income tax (expense) benefit.....................      144          24       (6)
                                                      --------    --------  -------
    Net unrealized investment gains (losses), net
     of income tax................................... $   (261)   $    (46) $    10
                                                      ========    ========  =======
Unrealized gains (losses) on derivatives -- cash
 flow hedges:........................................
  Interest rate swaps................................ $     83    $     41  $    20     Net derivative gains (losses)
  Interest rate swaps................................       11           9        8     Net investment income
  Interest rate forwards.............................        4          (8)       1     Net derivative gains (losses)
  Interest rate forwards.............................        2           2        2     Net investment income
  Foreign currency swaps.............................     (679)       (725)     (15)    Net derivative gains (losses)
  Foreign currency swaps.............................       (1)         (2)      (3)    Net investment income
  Credit forwards....................................        1          --       --     Net derivative gains (losses)
  Credit forwards....................................        1           1        1     Net investment income
                                                      --------    --------  -------
    Gains (losses) on cash flow hedges, before
     income tax......................................     (578)       (682)      14
    Income tax (expense) benefit.....................      202         239       (5)
                                                      --------    --------  -------
    Gains (losses) on cash flow hedges, net of
     income tax...................................... $   (376)   $   (443) $     9
                                                      ========    ========  =======
Defined benefit plans adjustment: (1)................
  Amortization of net actuarial gains (losses)....... $   (233)   $   (180) $   274
  Amortization of prior service (costs) credit.......        4          --      (69)
                                                      --------    --------  -------
    Amortization of defined benefit plan items,
     before income tax...............................     (229)       (180)     205
    Income tax (expense) benefit.....................       80          64      (71)
                                                      --------    --------  -------
    Amortization of defined benefit plan items,
     net of income tax............................... $   (149)   $   (116) $   134
                                                      ========    ========  =======
Total reclassifications, net of income tax........... $   (786)   $   (605) $   153
                                                      ========    ========  =======

--------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 15.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Other Expenses

  Information on other expenses was as follows:

                                           Years Ended December 31,
                                         ----------------------------
                                           2015      2014      2013
                                         --------  --------  --------
                                                 (In millions)
Compensation............................ $  2,056  $  2,257  $  2,392
Pension, postretirement and
  postemployment benefit costs..........      241       322       364
Commissions.............................      685       828       781
Volume-related costs....................      221        70       253
Affiliated interest costs on ceded and
  assumed reinsurance...................      807     1,009     1,033
Capitalization of DAC...................     (482)     (424)     (562)
Amortization of DAC and VOBA............      742       695       261
Interest expense on debt................      122       151       153
Premium taxes, licenses and fees........      355       328       263
Professional services...................    1,133     1,013       989
Rent and related expenses, net of
  sublease income.......................       87       128       143
Other (1)...............................      291      (306)      (82)
                                         --------  --------  --------
  Total other expenses.................. $  6,258  $  6,071  $  5,988
                                         ========  ========  ========

--------

(1)See Note 16 for information on the charge related to income tax for the year ended December 31, 2015.

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.

Interest Expense on Debt

  Interest expense on debt includes interest expense (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 6, 12 and 19 for a discussion of affiliated expenses included in the table above.

Restructuring Charges

  MetLife commenced an enterprise-wide strategic initiative in 2012. This global strategy focuses on leveraging MetLife's scale to improve the value it provides to customers and shareholders in order to reduce costs, enhance revenues, achieve efficiencies and reinvest in its technology, platforms and functionality to improve its current operations and develop new capabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Other Expenses (continued)


  These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Information regarding restructuring charges was as follows:

                                                           Years Ended December 31,
                               -------------------------------------------------------------------------------
                                          2015                       2014                       2013
                               -------------------------  -------------------------  -------------------------
                                         Lease and                  Lease and                  Lease and
                                           Asset                      Asset                      Asset
                               Severance Impairment Total Severance Impairment Total Severance Impairment Total
                               --------- ---------- ----- --------- ---------- ----- --------- ---------- -----
                                                                (In millions)
Balance at January 1,.........   $ 31       $ 6     $ 37    $ 39       $ 6     $ 45    $ 22       $ --    $ 22
Restructuring charges.........     52         4       56      66         8       74      87         16     103
Cash payments.................    (66)       (6)     (72)    (74)       (8)     (82)    (70)       (10)    (80)
                                 ----       ---     ----    ----       ---     ----    ----       ----    ----
Balance at December 31,.......   $ 17       $ 4     $ 21    $ 31       $ 6     $ 37    $ 39       $  6    $ 45
                                 ====       ===     ====    ====       ===     ====    ====       ====    ====
Total restructuring charges
  incurred since inception of
  initiative..................   $306       $46     $352    $254       $42     $296    $188       $ 34    $222
                                 ====       ===     ====    ====       ===     ====    ====       ====    ====

  Management estimates further restructuring charges including severance, as well as lease and asset impairments, through the year ending December 31, 2016 to be $5 million.

15. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

  The Company sponsors and administers various U.S. qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits that are primarily based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. The nonqualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated an equitable share of net expense related to the plans, proportionate to other expenses being allocated to these affiliates.

  The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)

  Obligations and Funded Status

                                                                        December 31,
                                                   ------------------------------------------------------
                                                              2015                        2014
                                                   --------------------------  --------------------------
                                                                    Other                       Other
                                                     Pension    Postretirement   Pension    Postretirement
                                                   Benefits (1)    Benefits    Benefits (1)    Benefits
                                                   ------------ -------------- ------------ --------------
                                                                       (In millions)
Change in benefit obligations
Benefit obligations at January 1,................. $    10,262    $    2,129    $    8,130    $    1,861
 Service costs....................................         217            15           183            14
 Interest costs...................................         404            88           413            92
 Plan participants' contributions.................          --            30            --            30
 Net actuarial (gains) losses.....................        (626)         (233)        1,461           264
 Settlements and curtailments.....................          --            --           (13)           (6)
 Change in benefits and other.....................          --           (14)          574           (16)
 Benefits paid....................................        (497)         (109)         (486)         (109)
 Effect of foreign currency translation...........          --            (1)           --            (1)
                                                   -----------    ----------    ----------    ----------
Benefit obligations at December 31,...............       9,760         1,905        10,262         2,129
                                                   -----------    ----------    ----------    ----------
Change in plan assets
Estimated fair value of plan assets at January 1,.       8,750         1,426         7,305         1,352
 Actual return on plan assets.....................        (138)            3         1,018           112
 Change in benefits and other.....................          --            --           523            --
 Plan participants' contributions.................          --            30            --            30
 Employer contributions...........................         375            22           390            41
 Benefits paid....................................        (497)         (109)         (486)         (109)
                                                   -----------    ----------    ----------    ----------
Estimated fair value of plan assets at
  December 31,....................................       8,490         1,372         8,750         1,426
                                                   -----------    ----------    ----------    ----------
 Over (under) funded status at December 31,....... $    (1,270)   $     (533)   $   (1,512)   $     (703)
                                                   ===========    ==========    ==========    ==========
Amounts recognized on the consolidated
  balance sheets
 Other assets..................................... $        --    $       --    $       --    $       --
 Other liabilities................................      (1,270)         (533)       (1,512)         (703)
                                                   -----------    ----------    ----------    ----------
   Net amount recognized.......................... $    (1,270)   $     (533)   $   (1,512)   $     (703)
                                                   ===========    ==========    ==========    ==========
AOCI
 Net actuarial (gains) losses..................... $     2,894    $      221    $    3,034    $      420
 Prior service costs (credit).....................          (1)          (14)           (2)          (10)
                                                   -----------    ----------    ----------    ----------
   AOCI, before income tax........................ $     2,893    $      207    $    3,032    $      410
                                                   ===========    ==========    ==========    ==========
Accumulated benefit obligation.................... $     9,439           N/A    $    9,729           N/A
                                                   ===========                  ==========

--------

(1)Includes nonqualified unfunded plans, for which the aggregate PBO was $1.1 billion and $1.3 billion at December 31, 2015 and 2014, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)


  Information for pension plans with PBOs in excess of plan assets and accumulated benefit obligations ("ABO") in excess of plan assets was as follows at:

                                                               December 31,
                                     -----------------------------------------------------------------
                                          2015             2014            2015              2014
                                       ----------      -----------       ----------    ----------
                                     PBO Exceeds Estimated Fair Value ABO Exceeds Estimated Fair Value
                                         of Plan Assets                  of Plan Assets
                                     -------------------------------- --------------------------------
                                                               (In millions)
Projected benefit obligations....... $    9,759      $    10,241      $    1,832       $    1,981
Accumulated benefit obligations..... $    9,439      $     9,709      $    1,751       $    1,789
Estimated fair value of plan assets. $    8,490      $     8,719      $      646       $      676

 Net Periodic Benefit Costs

   The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                              Years Ended December 31,
                                  --------------------------------------------------------------------------------
                                             2015                       2014                        2013
                                  -------------------------  --------------------------  -------------------------
                                                 Other                       Other                      Other
                                   Pension   Postretirement   Pension    Postretirement   Pension   Postretirement
                                   Benefits     Benefits      Benefits      Benefits      Benefits     Benefits
                                  ---------  --------------  ----------  --------------  ---------  --------------
                                                                    (In millions)
Net periodic benefit costs
 Service costs................... $     217       $      15  $      200        $     14  $     214       $      17
 Interest costs..................       404              88         437              92        366              85
 Settlement and curtailment
   costs.........................        --              --          14               2         --              --
 Expected return on plan
   assets........................      (538)            (80)       (475)            (75)      (453)            (74)
 Amortization of net actuarial
   (gains) losses................       190              43         169              11        219              51
 Amortization of prior service
   costs (credit)................        (1)             (3)          1              (1)         6             (69)
 Allocated to affiliates.........       (59)            (18)        (54)            (11)       (12)             --
                                  ---------       ---------  ----------        --------  ---------       ---------
   Total net periodic benefit
     costs (credit)..............       213              45         292              32        340              10
                                  ---------       ---------  ----------        --------  ---------       ---------
Other changes in plan assets and
  benefit obligations recognized
  in OCI
 Net actuarial (gains) losses....        50            (156)        996             222       (492)           (532)
 Prior service costs (credit)....        --              (7)        (18)            (12)        --              --
 Amortization of net actuarial
   (gains) losses................      (190)            (43)       (169)            (11)      (219)            (55)
 Amortization of prior service
   (costs) credit................         1               3          (1)              1         (6)             75
                                  ---------       ---------  ----------        --------  ---------       ---------
   Total recognized in OCI.......      (139)           (203)        808             200       (717)           (512)
                                  ---------       ---------  ----------        --------  ---------       ---------
     Total recognized in net
       periodic benefit costs
       and OCI................... $      74       $    (158) $    1,100        $    232  $    (377)      $    (502)
                                  =========       =========  ==========        ========  =========       =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)


  The estimated net actuarial (gains) losses and prior service costs (credit) for the defined benefit pension plans and other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $193 million and ($1) million, and $13 million and ($7) million, respectively.

 Assumptions

    Assumptions used in determining benefit obligations were as follows:

                                    Pension Benefits Other Postretirement Benefits
                                    ---------------- -----------------------------
December 31, 2015
Weighted average discount rate.....      4.50%                   4.60%
Rate of compensation increase......  2.25% - 8.50%                N/A
December 31, 2014
Weighted average discount rate.....      4.10%                   4.10%
Rate of compensation increase......  2.25% - 8.50%                N/A

    Assumptions used in determining net periodic benefit costs were as follows:

                                    Pension Benefits Other Postretirement Benefits
                                    ---------------- -----------------------------
Year Ended December 31, 2015
Weighted average discount rate.....      4.10%                   4.10%
Weighted average expected rate of
  return on plan assets............      6.25%                   5.70%
Rate of compensation increase......  2.25% - 8.50%                N/A
Year Ended December 31, 2014
Weighted average discount rate.....      5.15%                   5.15%
Weighted average expected rate of
  return on plan assets............      6.25%                   5.70%
Rate of compensation increase......  3.50% - 7.50%                N/A
Year Ended December 31, 2013
Weighted average discount rate.....      4.20%                   4.20%
Weighted average expected rate of
  return on plan assets............      6.24%                   5.76%
Rate of compensation increase......  3.50% - 7.50%                N/A

    The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

    The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

    The weighted average expected rate of return on plan assets for use in that plan's valuation in 2016 is currently anticipated to be 6.00% for pension benefits and 5.52% for other postretirement benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)


    The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                        December 31,
                                                            -------------------------------------
                                                                   2015               2014
                                                            ------------------- -----------------
                                                             Before  Age 65 and Before Age 65 and
                                                             Age 65    older    Age 65   older
                                                            -------- ---------- ------ ----------
Following year.............................................     6.3%    10.3%     6.4%     6.4%
Ultimate rate to which cost increase is assumed to decline.     4.2%     4.6%     4.4%     4.7%
Year in which the ultimate trend rate is reached...........     2086     2091     2094     2089

    Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2015:

                                                          One Percent One Percent
                                                           Increase    Decrease
                                                          ----------- -----------
                                                               (In millions)
Effect on total of service and interest costs components.  $     15   $     (12)
Effect of accumulated postretirement benefit obligations.  $    253   $    (207)

    As of December 31, 2014, the improved mortality rate assumption used for all U.S. pension and postretirement benefit plans is the RP-2000 healthy mortality table projected generationally using 175% of Scale AA. The mortality rate assumption was revised based upon the results of a comprehensive study of MetLife's demographic experience and reflects the current best estimate of expected mortality rates for MetLife's participant population. Prior to December 31, 2014, the mortality rate assumption used to value the benefit obligations and net periodic benefit cost for these plans was the RP-2000 healthy mortality table projected generationally using 100% of Scale AA.

  Plan Assets

    The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by the Company's insurance affiliates, and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

    The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)

  medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any of the given Managers.

    The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan's funded status;
  (ii) minimizing the volatility of the Invested Plan's funded status;
  (iii) generating asset returns that exceed liability increases; and
  (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

    Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

    The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2015 for the Invested Plans:

                                                        December 31,
                          ----------------------------------------------------------------------------
                                         2015                                    2014
                          -------------------------------------- -------------------------------------
                                            Other Postretirement                  Other Postretirement
                          Pension Benefits      Benefits         Pension Benefits       Benefits
                          ----------------- -------------------- ---------------- --------------------
                                   Actual              Actual         Actual
                          Target Allocation Target   Allocation     Allocation     Actual Allocation
                          ------ ---------- ------   ----------  ---------------- --------------------
Asset Class
Fixed maturity securities  80%         71%   76%           73%            69%                71%
Equity securities........  10%         14%   24%           25%            15%                27%
Alternative
  securities (1).........  10%         15%   --%            2%            16%                 2%
                                  --------            --------       --------           --------
  Total assets...........             100%                100%           100%               100%
                                  ========            ========       ========           ========

--------

(1)Alternative securities primarily include derivative assets, money market securities, short-term investments and other investments. Other postretirement benefits do not include postretirement life's target and actual allocation of plan assets that are all in short-term investments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)


  Estimated Fair Value

    The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as described in Note 10, based upon the significant input with the lowest level in its valuation. The Level 2 asset category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate accounts is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities. The Level 3 asset category includes separate accounts that are invested in assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

    The pension and other postretirement plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                   December 31, 2015
                                         ---------------------------------------------------------------------
                                                  Pension Benefits                       Other Postretirement Benefits
                                         -----------------------------------           ---------------------------------
                                           Fair Value Hierarchy                         Fair Value Hierarchy
                                         -------------------------                     -----------------------
                                                                             Total                                    Total
                                                                           Estimated                                Estimated
                                                                             Fair                                     Fair
                                         Level 1     Level 2     Level 3     Value     Level 1   Level 2   Level 3    Value
                                         --------    --------    -------   ---------   -------   -------   -------  ---------
                                                                     (In millions)
Assets
Fixed maturity securities:
 Corporate.............................. $     --    $  2,905    $   78    $  2,983    $   18    $  280     $   1   $    299
 U.S. government bonds..................      994         493        --       1,487       193        12        --        205
 Foreign bonds..........................       --         677        17         694        --        61        --         61
 Federal agencies.......................       --         228        --         228        --        34        --         34
 Municipals.............................       --         302        --         302        --        55        --         55
 Other (1)..............................       --         354         7         361        --        47        --         47
                                         --------    --------    ------    --------    ------    ------     -----   --------
   Total fixed maturity securities......      994       4,959       102       6,055       211       489         1        701
                                         --------    --------    ------    --------    ------    ------     -----   --------
Equity securities:
 Common stock -- domestic...............      751          24        --         775       126        --        --        126
 Common stock -- foreign................      378          --        --         378       111        --        --        111
                                         --------    --------    ------    --------    ------    ------     -----   --------
   Total equity securities..............    1,129          24        --       1,153       237        --        --        237
                                         --------    --------    ------    --------    ------    ------     -----   --------
Other investments.......................       --          84       722         806        --        --        --         --
Short-term investments..................       10         304        --         314         1       431        --        432
Money market securities.................        9          49        --          58        --        --        --         --
Derivative assets.......................       26           3        75         104         2        --        --          2
                                         --------    --------    ------    --------    ------    ------     -----   --------
     Total assets....................... $  2,168    $  5,423    $  899    $  8,490    $  451    $  920     $   1   $  1,372
                                         ========    ========    ======    ========    ======    ======     =====   ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)


                                                                 December 31, 2014
                                       ---------------------------------------------------------------------
                                                Pension Benefits                      Other Postretirement Benefits
                                       -----------------------------------          ---------------------------------
                                         Fair Value Hierarchy                        Fair Value Hierarchy
                                       -------------------------                    -----------------------
                                                                           Total                                  Total
                                                                         Estimated                              Estimated
                                                                           Fair                                   Fair
                                       Level 1     Level 2     Level 3     Value    Level 1   Level 2   Level 3   Value
                                       --------    --------    -------   ---------  -------   -------   ------- ---------
                                                                          (In millions)
Assets
Fixed maturity securities:
  Corporate........................... $     --    $  2,638    $   80    $  2,718   $   42    $  244     $   3  $    289
  U.S. government bonds...............    1,605         223        --       1,828      169        12        --       181
  Foreign bonds.......................       --         718        17         735       --        68        --        68
  Federal agencies....................       --         254        --         254       --        35        --        35
  Municipals..........................       --         270        --         270       --        74        --        74
  Other (1)...........................       --         188         8         196       --        63        --        63
                                       --------    --------    ------    --------   ------    ------     -----  --------
    Total fixed maturity securities...    1,605       4,291       105       6,001      211       496         3       710
                                       --------    --------    ------    --------   ------    ------     -----  --------
Equity securities:
  Common stock -- domestic............      951          --        --         951      188        --        --       188
  Common stock -- foreign.............      394          --        --         394       80        --        --        80
                                       --------    --------    ------    --------   ------    ------     -----  --------
    Total equity securities...........    1,345          --        --       1,345      268        --        --       268
                                       --------    --------    ------    --------   ------    ------     -----  --------
Other investments.....................       --          24       743         767       --        --        --        --
Short-term investments................      189         273        --         462       14       433        --       447
Money market securities...............       29          56        --          85       --        --        --        --
Derivative assets.....................       11           7        72          90       --         1        --         1
                                       --------    --------    ------    --------   ------    ------     -----  --------
     Total assets..................... $  3,179    $  4,651    $  920    $  8,750   $  493    $  930     $   3  $  1,426
                                       ========    ========    ======    ========   ======    ======     =====  ========

--------

(1)Other primarily includes mortgage-backed securities, collateralized mortgage obligations and ABS.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)

    A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                 Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                 ----------------------------------------------------------------------
                                                        Pension Benefits
                                 ----------------------------------------------------------------------
                                                                      Equity
                                  Fixed Maturity Securities         Securities
                                 ---------------------------------  ----------
                                                                      Common
                                             Foreign                 Stock -       Other     Derivative
                                 Corporate    Bonds     Other (1)    Domestic   Investments    Assets
                                 ---------   -------    ---------   ----------  -----------  ----------
                                                              (In millions)
Balance, January 1, 2014........  $    55    $    10     $    19    $     139    $     563    $     33
Realized gains (losses).........        3         --          --           --          (13)        (16)
Unrealized gains (losses).......       --         --          --           --          114          19
Purchases, sales, issuances and
  settlements, net..............       11          5          (2)          --         (104)         34
Transfers into and/or out of
  Level 3.......................       11          2          (9)        (139)         183           2
                                  -------     -------    -------    ---------    ---------    --------
Balance, December 31, 2014......  $    80    $    17     $     8    $      --    $     743    $     72
Realized gains (losses).........        1         --          --           --           --         (11)
Unrealized gains (losses).......       (5)        --           1           --           55          (9)
Purchases, sales, issuances and
  settlements, net..............        8          1          (1)          --          (76)         23
Transfers into and/or out of
  Level 3.......................       (6)        (1)         (1)          --           --          --
                                  -------     -------    -------    ---------    ---------    --------
Balance, December 31, 2015......  $    78    $    17     $     7    $      --    $     722    $     75
                                  =======     =======    =======    =========    =========    ========

--------

(1)Other includes ABS and collateralized mortgage obligations.

    Other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs were not significant for the years ended December 31, 2015 and 2014.

  Expected Future Contributions and Benefit Payments

    It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2016. The Company expects to make discretionary contributions to the qualified pension plan of $300 million in 2016. For information on employer contributions, see "-- Obligations and Funded Status."

    Benefit payments due under the nonqualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $65 million to fund the benefit payments in 2016.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Employee Benefit Plans (continued)


    Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets. The Company expects to make contributions of $50 million towards benefit obligations in 2016 to pay postretirement medical claims.

    Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                                              Pension Benefits Other Postretirement Benefits
                                              ---------------- -----------------------------
                                                              (In millions)
2016.........................................    $      512              $     84
2017.........................................    $      534              $     85
2018.........................................    $      545              $     88
2019.........................................    $      563              $     90
2020.........................................    $      583              $     93
2021-2025....................................    $    3,202              $    501

  Additional Information

    As previously discussed, most of the assets of the pension benefit plans are held in a group annuity contract issued by the Company while some of the assets of the postretirement benefit plans are held in a trust which largely utilizes life insurance contracts issued by the Company to hold such assets. Total revenues from these contracts recognized on the consolidated statements of operations were $55 million, $50 million and $49 million for the years ended December 31, 2015, 2014 and 2013, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was ($130) million, $1.2 billion and $20 million for the years ended December 31, 2015, 2014 and 2013, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

Defined Contribution Plans

  The Company sponsors defined contribution plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed $72 million, $68 million and $84 million for the years ended December 31, 2015, 2014 and 2013, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Income Tax

  The provision for income tax from continuing operations was as follows:

                                            Years Ended December 31,
                                        -------------------------------
                                           2015       2014       2013
                                        ---------- ---------- ---------
                                                 (In millions)
       Current:
         Federal....................... $    1,384 $      901 $     789
         State and local...............         20          3         2
         Foreign.......................         36         74       176
                                        ---------- ---------- ---------
          Subtotal.....................      1,440        978       967
                                        ---------- ---------- ---------
       Deferred:
         Federal.......................        315        538      (411)
         Foreign.......................         27         16       125
                                        ---------- ---------- ---------
          Subtotal.....................        342        554      (286)
                                        ---------- ---------- ---------
            Provision for income tax
              expense (benefit)........ $    1,782 $    1,532 $     681
                                        ========== ========== =========

  The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                           Years Ended December 31,
                                          --------------------------
                                            2015     2014     2013
                                          -------- -------- --------
                                                (In millions)
           Income (loss) from continuing
             operations:
             Domestic.................... $  4,467 $  5,335 $  2,540
             Foreign.....................       72       56      282
                                          -------- -------- --------
              Total...................... $  4,539 $  5,391 $  2,822
                                          ======== ======== ========

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                           Years Ended December 31,
                                          --------------------------
                                            2015      2014     2013
                                          --------  --------  ------
                                                 (In millions)
           Tax provision at U.S.
             statutory rate.............. $  1,589  $  1,887  $  988
           Tax effect of:
             Dividend received deduction.      (82)      (82)    (66)
             Tax-exempt income...........      (24)      (40)    (42)
             Prior year tax (1)..........      558        11      29
             Low income housing tax
              credits....................     (221)     (205)   (190)
             Other tax credits...........      (68)      (66)    (44)
             Foreign tax rate
              differential...............       (4)       --       2
             Change in valuation
              allowance..................       (1)       --      (4)

             Other, net..................       35        27       8
                                          --------  --------  ------
              Provision for income tax
                expense (benefit)........ $  1,782  $  1,532  $  681
                                          ========  ========  ======

--------

(1)As discussed further below, prior year tax includes a $557 million non-cash charge related to an uncertain tax position.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Income Tax (continued)


  Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                          December 31,
                                                       ------------------
                                                         2015      2014
                                                       --------  --------
                                                          (In millions)
     Deferred income tax assets:
      Policyholder liabilities and receivables........ $  1,888  $  1,577
      Net operating loss carryforwards................       26        29
      Employee benefits...............................      922     1,015
      Tax credit carryforwards........................      700       979
      Litigation-related and government mandated......      231       259
      Other...........................................      438       309
                                                       --------  --------
        Total gross deferred income tax assets........    4,205     4,168
      Less: Valuation allowance.......................       21        22
                                                       --------  --------
        Total net deferred income tax assets..........    4,184     4,146
                                                       --------  --------
     Deferred income tax liabilities:
      Investments, including derivatives..............    3,025     2,402
      Intangibles.....................................       53        72
      DAC.............................................    1,461     1,568
      Net unrealized investment gains.................    2,528     3,903
      Other...........................................        5        36
                                                       --------  --------
        Total deferred income tax liabilities.........    7,072     7,981
                                                       --------  --------
          Net deferred income tax asset (liability)... $ (2,888) $ (3,835)
                                                       ========  ========

  The Company also has recorded a valuation allowance charge of $1 million related to certain state net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

  The following table sets forth the domestic and state net operating loss carryforwards for tax purposes at December 31, 2015.

                                            Net Operating Loss Carryforwards
                                            --------------------------------
                                              Domestic               State
                                            ------------           ---------
                                                     (In millions)
             Expiration
             2016-2020.....................     $    --               $   31
             2021-2025.....................          --                   50
             2026-2030.....................          --                   41
             2031-2035.....................          14                   12
             Indefinite....................          --                   --
                                                -------               ------
                                                $    14               $  134
                                                =======               ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Income Tax (continued)


  The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2015.

                                              Tax Credit Carryforwards
                                    ---------------------------------------------
                                    General Business
                                        Credits      Foreign Tax Credits  Other
                                    ---------------- ------------------- --------
                                                     (In millions)
Expiration
2016-2020..........................     $     --          $     --       $     --
2021-2025..........................           --               185             --
2026-2030..........................          103                --             --
2031-2035..........................          519                --             --
Indefinite.........................           --                --            123
                                        --------          --------       --------
                                        $    622          $    185       $    123
                                        ========          ========       ========

  The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to
(from) affiliates included $124 million, ($24) million and $157 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for i) 2000 through 2002 where the IRS disallowance relates to certain tax credits claimed--in April 2015, the Company received a Statutory Notice of Deficiency (the "Notice") and paid the tax thereon in September 2015 (see additional details below); and ii) 2003 through 2006, where the IRS disallowance relates predominantly to certain tax credits claimed and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution for the years 2000 through 2006 is not expected to have a material impact on the Company's consolidated financial statements.

  The Company recorded a non-cash charge to net income of $792 million, net of tax, during the third quarter of 2015. The charge was related to an uncertain tax position and was comprised of a $557 million charge included in provision for income tax expense (benefit) and a $362 million ($235 million, net of tax) charge included in other expenses. This charge is the result of the Company's consideration of recent decisions of the U.S. Court of Appeals for the Second Circuit upholding the disallowance of foreign tax credits claimed by other corporate entities not affiliated with the Company. The Company's action relates to tax years from 2000 to 2009, during which MLIC held non-U.S. investments in support of its life insurance business through a United Kingdom investment subsidiary that was structured as a joint venture at the time.

  There has been no change in the Company's position on the disallowance of its foreign tax credits by the IRS. The Company continues to contest the disallowance of these foreign tax credits by the IRS as management believes the facts strongly support the Company's position. The Company will defend its position vigorously and does not expect any additional charges related to this matter.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Income Tax (continued)


  Also related to the aforementioned foreign tax credit matter, on April 9, 2015, the IRS issued the Notice to the Company. The Notice asserted that the Company owes additional taxes and interest for 2000 through 2002 primarily due to the disallowance of foreign tax credits. The transactions that are the subject of the Notice continue through 2009, and it is likely that the IRS will seek to challenge these later periods. On September 18, 2015, the Company paid the assessed tax and interest of $444 million for 2000 through 2002 and will subsequently file a claim for a refund. On November 19, 2015, $9 million of this amount was refunded from the IRS as an overpayment of interest.

  The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

  A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                   Years Ended December 31,
                                                                ------------------------------
                                                                   2015       2014      2013
                                                                ----------  --------  --------
                                                                         (In millions)
Balance at January 1,.......................................... $      546  $    532  $    532
Additions for tax positions of prior years (1).................        558        27        50
Reductions for tax positions of prior years....................         --       (13)       (4)
Additions for tax positions of current year....................          4         3         3
Settlements with tax authorities...............................        (33)       (3)      (49)
                                                                ----------  --------  --------
Balance at December 31,........................................ $    1,075  $    546  $    532
                                                                ==========  ========  ========
Unrecognized tax benefits that, if recognized would impact the
  effective rate............................................... $    1,060  $    497  $    491
                                                                ==========  ========  ========

--------

(1)The significant increase in 2015 is related to the non-cash charge discussed above.

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

  Interest was as follows:

                                           Years Ended December 31,
                                           ------------------------
                                             2015    2014    2013
                                           -------- ------- -------
                                                (In millions)
            Interest recognized on the
              consolidated statements of
              operations (1).............. $    382 $    37 $    17

                                                 December 31,
                                               -----------------
                                                 2015     2014
                                               -------- --------
                                                 (In millions)
                Interest included in other
                  liabilities on the
                  consolidated balance sheets
                  (1)......................... $    647 $    265

--------

(1)The significant increase in 2015 is related to the non-cash charge discussed above.

  The Company had no penalties for the years ended December 31, 2015, 2014 and 2013.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Income Tax (continued)


  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2015, 2014 and 2013, the Company recognized an income tax benefit of $76 million, $92 million and $53 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $16 million related to a true-up of the 2013 tax return. The 2013 benefit included an expense of $7 million related to a true-up of the 2012 tax return.

17. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

    The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

    Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

    The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2015. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2015, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $420 million.

   Matters as to Which an Estimate Cannot Be Made

      For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Asbestos-Related Claims

      Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

      Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that:
   (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

   Insurance Company's conduct was not the cause of the plaintiffs' injuries;
   (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

      The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                             December 31,
                                                --------------------------------------
                                                    2015         2014         2013
                                                 ---------    ---------    ---------
                                                (In millions, except number of claims)
   Asbestos personal injury claims at year end.    67,787       68,460       67,983
   Number of new claims during the year........     3,856        4,636        5,898
   Settlement payments during the year (1)..... $    56.1    $    46.0    $    37.0

--------

(1)Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses.

      The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

      The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

      The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

   particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

      The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and
   (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

      Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. As previously disclosed, in 2014, Metropolitan Life Insurance Company increased its recorded liability for asbestos-related claims to $690 million. Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2015.

 Regulatory Matters

   The Company receives and responds to subpoenas or other inquiries seeking a broad range of information from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the U.S. Securities and Exchange Commission ("SEC"); federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority ("FINRA"). The issues involved in information requests and regulatory matters vary widely. The Company cooperates in these inquiries.

  In the Matter of Chemform, Inc. Site, Pompano Beach, Broward County, Florida

   In July 2010, the Environmental Protection Agency ("EPA") advised Metropolitan Life Insurance Company that it believed payments were due under two settlement agreements, known as "Administrative Orders on Consent," that New England Mutual Life Insurance Company ("New England Mutual") signed in 1989 and 1992 with respect to the cleanup of a Superfund site in Florida (the "Chemform Site"). The EPA originally contacted Metropolitan Life Insurance Company (as successor to New England Mutual) and a third party in 2001, and advised that they owed additional clean-up costs for the Chemform Site. The matter was not resolved

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

 at that time. The EPA is requesting payment of an amount under $1 million from Metropolitan Life Insurance Company and such third party for past costs and an additional amount for future environmental testing costs at the Chemform Site. In September 2012, the EPA, Metropolitan Life Insurance Company and the third party executed an Administrative Order on Consent under which Metropolitan Life Insurance Company and the third party have agreed to be responsible for certain environmental testing at the Chemform Site. The Company estimates that its costs for the environmental testing will not exceed $100,000. The September 2012 Administrative Order on Consent does not resolve the EPA's claim for past clean-up costs. The EPA may seek additional costs if the environmental testing identifies issues. The Company estimates that the aggregate cost to resolve this matter will not exceed $1 million.

  Sales Practices Regulatory Matters.

   Regulatory authorities in a number of states and FINRA, and occasionally the SEC, have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company, NELICO and GALIC. These investigations often focus on the conduct of particular financial services representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for these sales practices-related investigations or inquiries.

 Unclaimed Property Litigation

  West Virginia Lawsuits

   On September 20, 2012, the West Virginia Treasurer filed an action against Metropolitan Life Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. Metropolitan Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-295) alleging that Metropolitan Life Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 21, 2012 and January 9, 2013, the Treasurer filed substantially identical suits against NELICO and GALIC, respectively. On June 16, 2015, the West Virginia Supreme Court of Appeals reversed the Circuit Court's order that had granted defendants' motions to dismiss the actions and remanded them to the Circuit Court for further proceedings. The defendants intend to defend these actions vigorously.

 Total Control Accounts Litigation

   Metropolitan Life Insurance Company is a defendant in a lawsuit related to its use of retained asset accounts, known as TCA, as a settlement option for death benefits.

  Owens v. Metropolitan Life Insurance Company (N.D. Ga., filed April 17, 2014)

    Plaintiff filed this putative class action lawsuit on behalf of all persons for whom Metropolitan Life Insurance Company established a TCA to pay death benefits under an ERISA plan. The action alleges that Metropolitan Life Insurance Company's use of the TCA as the settlement option for life insurance benefits

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

  under some group life insurance policies violates Metropolitan Life Insurance Company's fiduciary duties under ERISA. As damages, plaintiff seeks disgorgement of profits that Metropolitan Life Insurance Company realized on accounts owned by members of the putative class. The court denied Metropolitan Life Insurance Company's motion to dismiss the complaint. The Company intends to defend this action vigorously.

  Reinsurance Litigation

  Robainas, et al. v. Metropolitan Life Ins. Co. (S.D.N.Y., December 16, 2014)

    Plaintiffs filed this putative class action lawsuit on behalf of themselves and all persons and entities who, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by Metropolitan Life Insurance Company from 2009 through 2014 (the "Policies"). Two similar actions were subsequently filed, Yale v. Metropolitan Life Ins. Co. (S.D.N.Y., January 12, 2015) and International Association of Machinists and Aerospace Workers District Lodge 15 v. Metropolitan Life Ins. Co. (E.D.N.Y., February 2, 2015). Both of these actions were consolidated with the Robainas action. The consolidated complaint alleges that Metropolitan Life Insurance Company inadequately disclosed in its statutory annual statements that certain reinsurance transactions with affiliated reinsurance companies were collateralized using "contractual parental guarantees," and thereby allegedly misrepresented its financial condition and the adequacy of its reserves. The lawsuit sought recovery under Section 4226 of the New York Insurance Law of a statutory penalty in the amount of the premiums paid for the Policies. On October 9, 2015, the court granted Metropolitan Life Insurance Company's motion to dismiss the consolidated complaint, finding that plaintiffs lacked
  Article III standing because they did not allege any concrete injury as a result of the alleged conduct. Plaintiffs appealed this decision to the Second Circuit Court of Appeals.

  Intoccia v. Metropolitan Life Ins. Co. (S.D.N.Y., April 20, 2015)

    Plaintiffs filed this putative class action on behalf of themselves and all persons and entities who, directly or indirectly, purchased, renewed or paid premiums for Guaranteed Benefits Insurance Riders attached to variable annuity contracts with Metropolitan Life Insurance Company from 2009 through 2015 (the "Annuities"). The court consolidated Weilert v. Metropolitan Life Ins. Co. (S.D.N.Y., April 30, 2015) with the Intoccia case, and the consolidated, amended complaint alleges that Metropolitan Life Insurance Company inadequately disclosed in its statutory annual statements that certain reinsurance transactions with affiliated reinsurance companies were collateralized using "contractual parental guarantees," and thereby allegedly misrepresented its financial condition and the adequacy of its reserves. The lawsuits seek recovery under Section 4226 of the New York Insurance Law of a statutory penalty in the amount of the premiums paid for Guaranteed Benefits Insurance Riders attached to the Annuities. The Court granted Metropolitan Life Insurance Company's motion to dismiss, adopting the reasoning of the Robainas decision. Plaintiffs appealed this decision to the Second Circuit Court of Appeals.

  Other Litigation

  McGuire v. Metropolitan Life Insurance Company (E.D. Mich., filed February 22, 2012)

    This lawsuit was filed by the fiduciary for the Union Carbide Employees' Pension Plan and alleges that Metropolitan Life Insurance Company, which issued annuity contracts to fund some of the benefits the Plan provides, engaged in transactions that ERISA prohibits and violated duties under ERISA and federal common

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

  law by determining that no dividends were payable with respect to the contracts from and after 1999. On August 8, 2014, the court denied the parties' motions for summary judgment. The court has set a June 6, 2016 trial date.

  Sun Life Assurance Company of Canada Indemnity Claim

    In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed a lawsuit in Toronto, seeking a declaration that Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by Metropolitan Life Insurance Company and that were transferred to Sun Life. Sun Life had asked that the court require Metropolitan Life Insurance Company to indemnify Sun Life for these claims pursuant to indemnity provisions in the sale agreement for the sale of Metropolitan Life Insurance Company's Canadian operations entered into in June of 1998. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life Insurance Company's motion for summary judgment. Both parties appealed but subsequently agreed to withdraw the appeal and consider the indemnity claim through arbitration. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto, Fehr v. Sun Life Assurance Co. (Super. Ct., Ontario, September 2010), alleging sales practices claims regarding the same individual policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. An amended class action complaint in that case was served on Sun Life in May 2013, again without naming Metropolitan Life Insurance Company as a party. On August 30, 2011, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Vancouver, Alamwala v. Sun Life Assurance Co. (Sup. Ct., British Columbia, August 2011), alleging sales practices claims regarding certain of the same policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify Sun Life for some or all of the claims in these lawsuits. These sales practices cases against Sun Life are ongoing and the Company is unable to estimate the reasonably possible loss or range of loss arising from this litigation.

  Fauley v. Metropolitan Life Insurance Co., et al. (Circuit Court of the 19th Judicial Circuit, Lake County, Ill., July 3, 2014).

    Plaintiffs filed this lawsuit against defendants, including Metropolitan Life Insurance Company and a former MetLife financial services representative, alleging that the defendants sent unsolicited fax advertisements to plaintiff and others in violation of the Telephone Consumer Protection Act, as amended by the Junk Fax Prevention Act, 47 U.S.C. (S) 227. The court issued a final order certifying a nationwide settlement class and approving a settlement under which Metropolitan Life Insurance Company has agreed to pay up to $23 million to resolve claims as to fax ads sent between August 23, 2008 and August 7, 2014. On March 23, 2016, the intermediate appellate court affirmed the trial court's order.

  Voshall v. Metropolitan Life Ins. Co. (Superior Court of the State of California, County of Los Angeles, April 8, 2015)

    Plaintiff filed this putative class action lawsuit on behalf of himself and all persons covered under a long-term group disability income insurance policy issued by Metropolitan Life Insurance Company to public

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

  entities in California between April 8, 2011 and April 8, 2015. Plaintiff alleges that Metropolitan Life Insurance Company improperly reduced benefits by including cost of living adjustments and employee paid contributions in the employer retirement benefits and other income that reduces the benefit payable under such policies. Plaintiff asserts causes of action for declaratory relief, violation of the California Business & Professions Code, breach of contract and breach of the implied covenant of good faith and fair dealing. The Company intends to defend this action vigorously.

  Martin v. Metropolitan Life Insurance Company, (Superior Court of the State of California, County of Contra Costa, filed December 17, 2015)

    Plaintiffs filed this this putative class action lawsuit on behalf of themselves and all California persons who have been charged compound interest by Metropolitan Life Insurance Company in life insurance policy and/or premium loan balances within the last four years. Plaintiffs allege that Metropolitan Life Insurance Company has engaged in a pattern and practice of charging compound interest on life insurance policy and premium loans without the borrower authorizing such compounding, and that this constitutes an unlawful business practice under California law. Plaintiff asserts causes of action for declaratory relief, violation of California's Unfair Competition Law and Usury Law, and unjust enrichment. Plaintiff seeks declaratory and injunctive relief, restitution of interest, and damages in an unspecified amount. The Company intends to defend this action vigorously.

  Lau v. Metropolitan Life Insurance Co. (S.D.N.Y. filed, December 3, 2015)

    This putative class action lawsuit was filed by a single defined contribution plan participant on behalf of all ERISA plans whose assets were invested in Metropolitan Life Insurance Company's "Group Annuity Contract Stable Value Funds" within the past six years. The suit alleges breaches of fiduciary duty under ERISA and challenges the "spread" with respect to the stable value fund group annuity products sold to retirement plans. The allegations focus on the methodology Metropolitan Life Insurance Company uses to establish and reset the crediting rate, the terms under which plan participants are permitted to transfer funds from a stable value option to another investment option, the procedures followed if an employer terminates a contract, and the level of disclosure provided. Plaintiff seeks declaratory and injunctive relief, as well as damages in an unspecified amount. The Company intends to defend this action vigorously.

  Sales Practices Claims

    Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds, other products or the misuse of client assets. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

    Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

  limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

  Assets and liabilities held for insolvency assessments were as follows:

                                                                         December 31,
                                                                        ---------------
                                                                         2015    2014
                                                                        ------- -------
                                                                         (In millions)
Other Assets:
 Premium tax offset for future discounted and undiscounted assessments. $    29 $    34
 Premium tax offsets currently available for paid assessments..........      50      65
                                                                        ------- -------
                                                                        $    79 $    99
                                                                        ======= =======
Other Liabilities:
 Insolvency assessments................................................ $    43 $    50
                                                                        ======= =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)


Commitments

 Leases

   The Company, as lessee, has entered into various lease and sublease agreements for office space, information technology, aircrafts and other equipment. Future minimum gross rental payments relating to these lease arrangements are as follows:

                                          Amount
                                       -------------
                                       (In millions)
                           2016.......     $    241
                           2017.......          202
                           2018.......          189
                           2019.......          160
                           2020.......          154
                           Thereafter.          859
                                           --------
                            Total.....     $  1,805
                                           ========

   Total minimum rentals to be received in the future under non-cancelable subleases were $93 million as of December 31, 2015.

 Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $4.2 billion and $3.9 billion at December 31, 2015 and 2014, respectively.

  Commitments to Fund Partnership Investments, Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $4.4 billion and $3.6 billion at December 31, 2015 and 2014, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Contingencies, Commitments and Guarantees (continued)

cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $800 million, with a cumulative maximum of $1.2 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company's recorded liabilities were $4 million and $3 million at December 31, 2015 and 2014, respectively, for indemnities, guarantees and commitments.

18. Quarterly Results of Operations (Unaudited)

  The unaudited quarterly results of operations for 2015 and 2014 are summarized in the table below:

                                                                        Three Months Ended
                                                           ---------------------------------------------
                                                           March 31, June 30, September 30, December 31,
                                                           --------- -------- ------------- ------------
                                                                           (In millions)
2015
Total revenues............................................ $  9,862  $  8,833   $  10,772    $   9,304
Total expenses............................................ $  8,170  $  7,945   $   9,637    $   8,480
Income (loss) from continuing operations, net of income
  tax..................................................... $  1,190  $    668   $     268    $     631
Income (loss) from discontinued operations, net of income
  tax..................................................... $     --  $     --   $      --    $      --
Net income (loss)......................................... $  1,190  $    668   $     268    $     631
Less: Net income (loss) attributable to noncontrolling
  interests............................................... $      1  $      6   $      (8)   $       1
Net income (loss) attributable to Metropolitan Life
  Insurance Company....................................... $  1,189  $    662   $     276    $     630
2014
Total revenues............................................ $  9,037  $  9,252   $   9,857    $  10,585
Total expenses............................................ $  7,889  $  8,210   $   8,017    $   9,224
Income (loss) from continuing operations, net of income
  tax..................................................... $    828  $    749   $   1,303    $     979
Income (loss) from discontinued operations, net of income
  tax..................................................... $     (3) $     --   $      --    $      --
Net income (loss)......................................... $    825  $    749   $   1,303    $     979
Less: Net income (loss) attributable to noncontrolling
  interests............................................... $      1  $     --   $      (7)   $       1
Net income (loss) attributable to Metropolitan Life
  Insurance Company....................................... $    824  $    749   $   1,310    $     978

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

19. Related Party Transactions


Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $2.1 billion, $2.1 billion and $2.4 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $135 million, $129 million and $127 million for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $151 million, $177 million and $142 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.5 billion, $1.8 billion and $1.4 billion for the years ended December 31, 2015, 2014 and 2013, respectively, and were reimbursed to the Company by these affiliates.

  The Company had net payables to affiliates, related to the items discussed above, of $282 million and $169 million at December 31, 2015 and 2014, respectively.

  See Notes 6, 8, 9, 12, 13 and 15 for additional information on related party transactions.

20. Subsequent Events

Common Stock Dividend

  On March 15, 2016, Metropolitan Life Insurance Company paid an ordinary cash dividend to MetLife, Inc. of $1.5 billion.

Sales Distribution Services

  On February 28, 2016, MetLife, Inc. entered into a purchase agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") pursuant to which MassMutual will acquire MetLife's U.S. Retail advisor force, the MetLife Premier Client Group, together with its affiliated broker-dealer, MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc., and certain related assets. As part of the transaction, MetLife, Inc. and MassMutual have also agreed to enter into a product development agreement under which MetLife's U.S. Retail business will be the exclusive developer of certain annuity products to be issued by MassMutual. The transaction is subject to certain closing conditions, including regulatory approval.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

20. Subsequent Events (continued)


The Separation

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. MetLife is currently evaluating structural alternatives for the proposed Separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the SEC filing and review process, as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. MetLife expects that the life insurance closed block and the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of the Separation. Metropolitan Life Insurance Company would no longer write new retail life and annuity business post-Separation.

                      Metropolitan Life Insurance Company
            (A Wholly-Owned Subsidiary of MetLife, Inc.) Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2015

                                 (In millions)

                                                                                    Amount at
                                                    Cost or       Estimated Fair  Which Shown on
                                               Amortized Cost (1)     Value       Balance Sheet
Types of Investments                           ------------------ -------------- ----------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........   $         36,183       $ 39,693 $         39,693
   Public utilities...........................             10,186         10,681           10,681
   State and political subdivision securities.              6,070          6,974            6,974
   Foreign government securities..............              3,178          3,606            3,606
   All other corporate bonds..................             75,375         76,682           76,682
                                                 ----------------       -------- ----------------
     Total bonds..............................            130,992        137,636          137,636
 Mortgage-backed and asset-backed securities..             36,407         37,061           37,061
 Redeemable preferred stock...................                962            989              989
                                                 ----------------       -------- ----------------
       Total fixed maturity securities........            168,361        175,686          175,686
                                                 ----------------       -------- ----------------
Trading and fair value option securities......                463            431              431
                                                 ----------------       -------- ----------------
Equity securities:
 Common stock:
   Industrial, miscellaneous and all other....              1,103          1,066            1,066
   Public utilities...........................                195            177              177
 Non-redeemable preferred stock...............                687            706              706
                                                 ----------------       -------- ----------------
       Total equity securities................              1,985          1,949            1,949
                                                 ----------------       -------- ----------------
Mortgage loans held-for-investment............             53,722                          53,722
Policy loans..................................              8,134                           8,134
Real estate and real estate joint ventures....              5,968                           5,968
Real estate acquired in satisfaction of debt..                 40                              40
Other limited partnership interests...........              4,088                           4,088
Short-term investments........................              5,595                           5,595
Other invested assets.........................             16,869                          16,869
                                                 ----------------                ----------------
       Total investments......................   $        265,225                $        272,482
                                                 ================                ================

--------

(1)The Company's trading and FVO securities portfolio is mainly comprised of fixed maturity and equity securities, including mutual funds and, to a lesser extent, short-term investments and cash and cash equivalents. Cost or amortized cost for fixed maturity securities and mortgage loans held-for-investment represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                              Future Policy Benefits,
                               Other Policy-Related
                       DAC         Balances and       Policyholder Policyholder
                       and     Policyholder Dividend    Account     Dividends       Unearned       Unearned
Segment                VOBA         Obligation          Balances     Payable    Premiums (1), (2) Revenue (1)
-------------------- -------- ----------------------- ------------ ------------ ----------------- -----------
2015
Retail.............. $  5,630       $   64,197         $  30,204      $  624         $   36         $  522
Group, Voluntary &
  Worksite Benefits.      303           21,477             8,193          --            269             --
Corporate Benefit
  Funding...........      105           41,696            56,023          --             --             33
Corporate & Other...        5              528                --          --              3             --
                     --------       ----------         ---------      ------         ------         ------
 Total.............. $  6,043       $  127,898         $  94,420      $  624         $  308         $  555
                     ========       ==========         =========      ======         ======         ======
2014
Retail.............. $  5,544       $   64,965         $  30,058      $  615         $   35         $  527
Group, Voluntary &
  Worksite Benefits.      324           20,500             8,305          --            321             --
Corporate Benefit
  Funding...........      106           40,414            57,539          --             --             41
Corporate & Other...        1              518                --          --             --             --
                     --------       ----------         ---------      ------         ------         ------
 Total.............. $  5,975       $  126,397         $  95,902      $  615         $  356         $  568
                     ========       ==========         =========      ======         ======         ======
2013
Retail.............. $  5,990       $   62,912         $  30,434      $  601         $   36         $  507
Group, Voluntary &
  Worksite Benefits.      333           19,460             8,575          --            236             --
Corporate Benefit
  Funding...........       93           36,452            53,489          --             --             31
Corporate & Other...       --              581                --          --              1             --
                     --------       ----------         ---------      ------         ------         ------
Total............... $  6,416       $  119,405         $  92,498      $  601         $  273         $  538
                     ========       ==========         =========      ======         ======         ======

--------

(1)Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2)Includes premiums received in advance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                              Policyholder    Amortization of
                                                              Benefits and        DAC and
                                Premiums and                   Claims and          VOBA
                               Universal Life       Net     Interest Credited   Charged to       Other
                             and Investment-Type Investment  to Policyholder       Other       Operating
Segment                      Product Policy Fees   Income   Account Balances     Expenses     Expenses (1)
---------------------------- ------------------- ---------- ----------------- --------------- ------------
2015
Retail......................      $   5,758      $   5,039      $   6,320         $  691        $  2,691
Group, Voluntary & Worksite
  Benefits..................         15,439          1,655         14,125             32           2,234
Corporate Benefit Funding...          3,205          4,850          6,185             20             459
Corporate & Other...........            116             33             80             (1)          1,396
                                  ---------      ---------      ---------         ------        --------
 Total......................      $  24,518      $  11,577      $  26,710         $  742        $  6,780
                                  =========      =========      =========         ======        ========
2014
Retail......................      $   5,640      $   5,150      $   6,170         $  652        $  2,619
Group, Voluntary & Worksite
  Benefits..................         15,097          1,618         13,977             26           2,155
Corporate Benefit Funding...          2,985          4,780          5,805             17             458
Corporate & Other...........            128            345             77             --           1,384
                                  ---------      ---------      ---------         ------        --------
 Total......................      $  23,850      $  11,893      $  26,029         $  695        $  6,616
                                  =========      =========      =========         ======        ========
2013
Retail......................      $   5,456      $   5,077      $   6,059         $  217        $  2,956
Group, Voluntary & Worksite
  Benefits..................         14,420          1,594         13,346             25           2,005
Corporate Benefit Funding...          2,886          4,585          5,813             19             461
Corporate & Other...........             76            529             67             --           1,510
                                  ---------      ---------      ---------         ------        --------
 Total......................      $  22,838      $  11,785      $  25,285         $  261        $  6,932
                                  =========      =========      =========         ======        ========

--------

(1)Includes other expenses and policyholder dividends, excluding amortization of DAC and VOBA charged to other expenses.

  See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes during the first quarter of 2015, which were retrospectively applied.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                             % Amount
                                                                             Assumed
                             Gross Amount   Ceded     Assumed    Net Amount   to Net
                             ------------ ---------- ---------- ------------ --------
2015
Life insurance in-force..... $  3,035,399 $  361,355 $  811,435 $  3,485,479     23.3%
                             ============ ========== ========== ============
Insurance premium
Life insurance (1).......... $     14,449 $    1,143 $    1,638 $     14,944     11.0%
Accident & health insurance.        7,048         99         41        6,990      0.6%
                             ------------ ---------- ---------- ------------
 Total insurance premium.... $     21,497 $    1,242 $    1,679 $     21,934      7.7%
                             ============ ========== ========== ============
2014
Life insurance in-force..... $  2,935,363 $  372,886 $  830,980 $  3,393,457     24.5%
                             ============ ========== ========== ============
Insurance premium
Life insurance (1).......... $     14,135 $    1,159 $    1,630 $     14,606     11.2%
Accident & health insurance.        6,828         93         43        6,778      0.6%
                             ------------ ---------- ---------- ------------
 Total insurance premium.... $     20,963 $    1,252 $    1,673 $     21,384      7.8%
                             ============ ========== ========== ============
2013
Life insurance in-force..... $  2,940,853 $  401,576 $  844,946 $  3,384,223     25.0%
                             ============ ========== ========== ============
Insurance premium
Life insurance (1).......... $     13,820 $    1,187 $    1,423 $     14,056     10.1%
Accident & health insurance.        6,470         97         46        6,419      0.7%
                             ------------ ---------- ---------- ------------
 Total insurance premium.... $     20,290 $    1,284 $    1,469 $     20,475      7.2%
                             ============ ========== ========== ============

--------

(1)Includes annuities with life contingencies.

  For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $23.1 billion and $276.7 billion, respectively, and life insurance premiums of $40 million and $701 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $23.9 billion and $277.9 billion, respectively, and life insurance premiums of $36 million and $681 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $26.1 billion and $259.6 billion, respectively, and life insurance premiums of $45 million and $451 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     METROPOLITAN LIFE SEPARATE ACCOUNT UL



                           PART C: OTHER INFORMATION



ITEM 26. EXHIBITS


   (a) Resolution of the Board of Directors of Metropolitan Life effecting the establishment of Metropolitan Life Separate Account UL (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 30, 1997.)


   (b)         None


   (c) (i) Form of Broker Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6 (File No. 033-91226) filed September 8, 1995.)


     (ii) Schedule of Sales Commissions (Incorporated by reference from sections entitled "Distribution of the Group Policies and Certificates" in the Prospectuses included herein and "Distribution of the Policies" in the Statement of Additional Information.)


     (iii) Forms of Selling Agreement (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 30, 2004.)


     (iv) Form of Retail Sales Agreement (Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 25, 2006.)


     (v) Principal Underwriting Agreement with MetLife Investors Distribution Company (Incorporation herein by reference to Post-Effective Amendment No. 3 to Paragon Separate Account B's Registration Statement on Form N-6 (File No. 333-133675) filed January 16, 2008.)


     (vi) Enterprise Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated February 2010. (Incorporation herein by reference to Exhibit 3(b)(ii) to Post-Effective Amendment No. 14 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed April 13, 2010.)


     (vii) Master Retail Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated September 2012. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 11, 2013.)


   (d) (i) Specimen Group Variable Universal Life Insurance Policy (including any alternative pages as required by state law) with form of riders, if any (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6 (File No. 033-91226) filed September 8, 1995.)


     (ii) Specimen of Group Variable Universal Life Insurance Certificate (including any alternative pages required by state law) with forms of riders (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6 (File No. 033-91226) filed September 8, 1995.)


   (e) (i) Application for Policy and Form of Receipt(Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6 (File No. 033-91226) filed September 8, 1995.)


     (ii) Enrollment Form for Certificate and Form of Receipt (Incorporated herein by reference to Pre-Effective Amendment No.
                1 to the Registrant's Registration Statement on Form S-6 (File
               No. 033-91226) filed September 8, 1995.)


     (iii) Request for Systematic Transfer Option Form (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6 (File No. 033-91226) filed September 8, 1995.)


     (iv) Enterprise Application for Policy (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 30, 2004.)

   (f) (i) Restated Charter and By-Laws of Metropolitan Life (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 6, 2000.)


     (ii) Amended and Restated Charter and By-laws of Metropolitan Life (Incorporated herein by reference to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed March 5, 2002.)


     (iii)      Amended and Restated By-laws of Metropolitan Life
               (Incorporation herein by reference to Post-Effective Amendment No. 3 to Paragon Separate Account B's Registration Statement on Form N-6 (File No. 333-133675) filed January 16, 2008.)


   (g) Reinsurance Contracts (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 30, 2004.)


   (h) (i) Participation Agreement with Met Investors Series Trust (Incorporated herein by reference to the Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed March 5, 2002.)


     (ii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC and Metropolitan Life Insurance Company
               (8/31/07) (Incorporation herein by reference to Post-Effective Amendment No. 9 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed September 10, 2007.)


     (iii) Amended and Restated Participation Agreement and First Amendment to Participation Agreement among Metropolitan Life Insurance Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V and Fidelity Distributors Corp. (Incorporation herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-6 (File No. 033-91226) filed April 18, 2008.)


     (iv) First & Second Amendments to the Participation Agreement with Met Investors Series Trust (Incorporation herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-6 (File No. 033-57320) filed April 16, 2009.)


     (v) Summary Prospectus Agreement with Variable Insurance Products Fund (Incorporated herein by reference to Exhibit (h)(xi) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-6 (File No. 033-57320) filed April 14, 2011.)


     (vi) Amendments to Participation Agreements with Met Investors Series Trust and Metropolitan Series Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-6 (File No. 033-57320) filed April 12, 2012.)


   (i)         None


   (j)         None


   (k) Opinion and Consent of Marie C. Swift as to the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-6 (File No. 033-91226) filed April 29, 2005.)


   (l)         None


   (m)         None


   (n) Consent of Independent Registered Public Accounting Firm (Filed herewith)


   (o)         None


   (p)         None


   (q) (i) Memoranda describing certain procedures filed pursuant to Rule 6e-3(T)(b)(12)(iii) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6 (File No. 033-91226) filed September 8, 1995.)


     (ii) Addendum to Memoranda describing certain procedures filed pursuant to Rule 6e-3(T)(b)(12)(iii) (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form S-6 (File No. 033-47927) filed April 10, 2001.)


   (r)         Powers of Attorney (Filed herewith)

ITEM 27. DIRECTORS AND OFFICERS OF DEPOSITOR


NAME AND PRINCIPAL BUSINESS                 POSITION AND OFFICES WITH
ADDRESS                                     DEPOSITOR
-------------------------------------       -----------------------------
Steven A. Kandarian                         Chairman of the Board,
MetLife, Inc, and                           President and Chief Executive
Metropolitan Life Insurance Company         Officer and a Director
200 Park Avenue
New York, NY 10166

Cheryl W. Grise                             Director
c/o MetLife, Inc. and
Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

Carlos M. Gutierrez                         Director
Co-Chair
Albright Stonebridge Group (ASG)
601 Thirteenth Street, NW
Suite 500
Washington, D.C. 20005

R. Glenn Hubbard                            Director
Dean and Russell L. Carson Professor of
Finance and Economics
Graduate School of Business
Columbia University
Uris Hall, Room 101
3022 Broadway
New York, NY 10027-6902

Alfred F. Kelly, Jr.                        Director
c/o MetLife, Inc. and
Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

Edward J. Kelly, III                        Director
c/o MetLife, Inc. and
Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

William E. Kennard                          Director
c/o MetLife, Inc. and
Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

James M. Kilts                              Director
Founding Partner
Centerview Capital
3 Greenwich Office Park
2nd Floor
Greenwich, CT 06831

Catherine R. Kinney                         Director
c/o MetLife, Inc. and
Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

Denise M. Morrison                          Director
President and Chief Executive Officer
Campbell Soup Company
One Campbell Place
Camden, NJ 08103

Kenton J. Sicchitano                        Director
c/o MetLife, Inc. and
Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

Lulu C. Wang                                Director
Chief Executive Officer
Tupelo Capital Management LLC
340 Madison Avenue, 19th Floor
New York, NY 10173

Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company. The principal business address of each principal officer is 1095 Avenue of Americas, New York, NY 10036 unless otherwise indicated.


NAME                                        POSITIONS WITH DEPOSITOR
---------------------                       -------------------------------
Steven A. Kandarian                         Chairman of the Board,
MetLife, Inc. and                           President and Chief Executive
Metropolitan Life Insurance Company         Officer and a Director
200 Park Avenue
New York, NY 10166


Michel A. Khalaf                            President, Europe/Middle
The Gate Building Dubai                     East/Africa Division
International Financial Center
07th Floor, West Wing
Dubai, United Arab Emirates

Christopher G. Townsend                     President, Asia
39/F Dorset House
979 King's Road
Hong Kong, Hong Kong

Ricardo A. Anzaldua                         Executive Vice President
                                            and General Counsel

Margery A. Britton                          Executive Vice President

Peter M. Carlson                            Executive Vice President
                                            and Chief Accounting Officer

Graham S. Cox                       Executive Vice President
10 Park Avenue
Morristown, NJ 07962

Marlene B. Debel                    Executive Vice President and Treasurer

Karl R. Erhardt                     Executive Vice President and Chief Auditor

Elizabeth M. Forget                 Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Steven J. Goulart                   Executive Vice President and Chief
10 Park Avenue                      Investment Officer
Morristown, NJ 07962

John C.R. Hele                      Executive Vice President and Chief
                                    Financial Officer

David W. Henderson                  Executive Vice President

Franciscus Hijkoop                  Executive Vice President and Chief Human
                                    Resources Officer

Gary Hoberman                       Executive Vice President

Adam M. Hodes                       Executive Vice President

William R. Hogan                    Executive Vice President

Todd B. Katz                        Executive Vice President

Paul A. LaPiana                     Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Esther S. Lee                       Executive Vice President, Global
                                    Chief Marketing Office

Robin F. Lenna                      Executive Vice President
200 Park Avenue, 12th Floor
New York, NY 10166

Martin J. Lippert                   Executive Vice President, Global
                                    Technology & Operations

Jeanmarie McFadden                  Executive Vice President

Maria R. Morris                     Executive Vice President, Global
                                    Employee Benefits

James J. O'Donnell                  Executive Vice President
101 MetLife Way
Cary, NC 27513

Kishore Ponnavolu                   Executive Vice President
700 Quaker Lane
Warwick, RI 02886

Andrew D. Rallis                    Executive Vice President
501 Route 22
Bridgewater, NJ 08807

Douglas A. Rayvid                   Executive Vice President and Chief
501 Route 22                        Compliance officer
Bridgewater, NJ 08807

James W. Reid                       Executive Vice President
501 Route 22
Bridgewater, NJ 08807

Oscar Schmidt                       Executive Vice President

Sachin Shah                         Executive Vice President
4-1-3 Taihei
Sumida-ku 13
130-0012
Japan

Christopher B. Smith                Executive Vice President

Joseph W. Sprouls                   Executive Vice President

Eric T. Steigerwalt                 Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Rebecca Tadikonda                   Executive Vice President and Chief
                                    Strategy Officer

Stanley J. Talbi                    Executive Vice President

Michael C. Walsh                    Executive Vice President
700 Quaker Lane
Warwick, RI 02886

Steven Weinreb                      Executive Vice President
6-3-1 Toyo
Koto-ku 13
135-0016
Japan

Thomas Wolf                         Executive Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Michael A. Zarcone                  Executive Vice President
111 Washington Avenue, Suite 300
Albany, NY 12210

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2015

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2015. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 24.88% by American Life Insurance Company ("ALICO"), 2.76% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, LLC and the rest by Third Parties.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.995% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.005% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. - 41.959% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 41.959% is owned by Inversiones MetLife Holdco Tres Limitada, 10.7% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9997% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.01% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    MetLife Securities, Inc. (DE)

F.    Enterprise General Insurance Agency, Inc. (DE)

G.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

H.    First MetLife Investors Insurance Company (NY)

I.    Newbury Insurance Company, Limited (DE)

J.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

K.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   MetLife Private Equity Holdings, LLC (DE)

      14.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      15.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      16.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      17.   MetLife Investments Asia Limited (Hong Kong)

      18. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      19. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      20.   New England Life Insurance Company (MA)

      21.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      22.   Corporate Real Estate Holdings, LLC (DE)

      23. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      24.   MetLife Tower Resources Group, Inc. (DE)

      25.   Headland-Pacific Palisades, LLC (CA)

      26. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      27.   WFP 1000 Holding Company GP, LLC (DE)

      28.   White Oak Royalty Company (OK)

      29.   500 Grant Street GP LLC (DE)

      30. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      31. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      32.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      33.   Euro CL Investments, LLC (DE)

      34.   MEX DF Properties, LLC (DE)

      35. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      36.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      37.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      38.   MLIC Asset Holdings LLC (DE)

      39.   85 Broad Street Mezzanine LLC (DE)

      40.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      41.   ML Bridgeside Apartments LLC (DE)

      42. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      43.   MLIC CB Holdings LLC (DE)

      44. LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      45.   The Worthington Series Trust (DE)

      46. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      47.   Oconee Hotel Company, LLC (DE)

      48.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      49.   1201 TAB Manager, LLC (DE)

      50. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

      51. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      52.   Ashton Southend GP, LLC (DE)

      53. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      54. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      55. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56.   Ardrey Kell Townhomes, LLC (DE)

      57.   Boulevard Residential, LLC (DE)

      58.   465 N. Park Drive, LLC (DE)

      59.   Ashton Judiciary Square, LLC (DE)

      60. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      61. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      62.   Marketplace Residences, LLC (DE)

      63.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      64.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      65.   Haskell East Village, LLC (DE)

      66. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      67.   ML Terraces, LLC (DE)

      68.   Chestnut Flats Wind, LLC (DE)

      69.   MetLife 425 MKT Member, LLC (DE)

      70.   MetLife OFC Member, LLC (DE)

      71. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      72. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      73. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

      74.   MetLife CB W/A, LLC (DE)

      75. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      76.   10700 Wilshire, LLC (DE)

      77.   Viridian Miracle Mile, LLC (DE)

      78. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

      79.   MetLife OBS Member, LLC (DE)

      80.   MetLife 1007 Stewart, LLC (DE)

      81. ML-AI MetLife Member 2, LLC (DE) - 82% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 18% by MetLife Insurance Company USA.

      82.   MetLife Treat Towers Member, LLC (DE)

      83.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      84. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

      85.   MetLife SP Holdings, LLC (DE)

      86.   Buford Logistics Center, LLC (DE)

      87.   ML North Brand Member, LLC (DE)

      88.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      89. MCPP Owners, LLC (DE) - 60.427% of MCPP Owners, LLC is owned by MLIC, 5.435% by MetLife Insurance Company USA, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, 13.278% MTL Leasing, LLC, and 18.641% by Daniel/MetLife Midtown Atlanta Master Limited Liability Company.

      90.   MetLife HCMJV 1 GP, LLC (DE)

      91.   MetLife HCMJV 1 LP, LLC (DE)

L.    MetLife Capital Trust IV (DE)

M.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Property Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      19.   ML 1065 Hotel, LLC

      20.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

N.    MetLife Reinsurance Company of South Carolina (SC)

O.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternative, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms at Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I & III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP Property Management, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP DMCBP Phase II Venture LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC.

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 29.2%, MetLife Insurance Company USA owns 9.7%, MetLife Insurance Co. of Korea, Ltd. owns 5.8%, MetLife Limited owns 3.1%, and Metropolitan Life Insurance Company of Hong Kong Limited owns .8%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

P.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

Q.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

R.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

S.    MetLife Capital Trust X (DE)

T.    Cova Life Management Company (DE)

U.    MetLife Reinsurance Company of Charleston (SC)

V.    MetLife Reinsurance Company of Vermont (VT)

W.    Delaware American Life Insurance Company (DE)

X.    Federal Flood Certification LLC (TX)

Y.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe Limited (Ireland) - 95.78% of MetLife Europe Limited is owned by MetLife EU Holding Company Limited and 4.22% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance Limited (Ireland)- 93% of MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Limited (United Kingdom)

                       7)  MetLife Services, Sociedad Limitada (Spain)

                       8) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       9)  MetLife Solutions S.A.S. (France)

                       10) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           aa) Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                       11) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       12) MetLife Holdings (Cyprus) Limited (Cyprus)

                           aa) American Life Insurance Company (CY) Limited (Cyprus)

                                i) Hellenic Alico Life Insurance Company, Ltd. (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) Limited and the remaining is owned by a third party.

                       13) MetLife Services EOOD (Bulgaria)

                       14) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       15) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       16) ALICO Funds Central Europe sprav. Spol., a.s.
                           (Slovakia)

                       17) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                       18) Metropolitan Life Training and Consulting S.R.L.
                           (Romania) - 99.99% of Metropolitan Life Training & Consulting S.R.L is owned by MetLife EU Holding Company Limited and the remaining 0.01% is owned by MetLife Global Holding Company II GmbH

                   vii.  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC, 16.2046% by ALICO and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.887% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC, 1.3014% by ALICO and 0.0001% by ITAS.

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury Limited
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Saengmyoung Insurance
                                               Co. Ltd. (also known as MetLife
                                               Insurance Company of Korea
                                               Limited) (South Korea)- 14.64%
                                               is owned by MetLife Mexico, S.A.
                                               and 85.36% is owned by
                                               Metropolitan Global Management,
                                               LLC.

                                         eee)  GlobalMKT S.A. (Uruguay)

                       14.   MetLife Asia Limited (Hong Kong)

                       15. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       17. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       18. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                 viii. MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 1% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1.    Fundacion MetLife Mexico, A.C. (Mexico)

                   ix. MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH , 10.000029508% is owned by MetLife Global Holding
                       Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC

                   x. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

            b) Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

      3.    International Investment Holding Company Limited (Russia)

      4. MetLife Akcionarsko Drustvo za Zivotno Osiguranje u likvidaciji (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      5.    ALICO Management Services Limited (United Kingdom)

      6.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      7. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      8.    ALICO Operations LLC (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      9. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      10. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      11.   Alpha Properties, Inc. (USA-Delaware)

      12.   Beta Properties, Inc. (USA-Delaware)

      13.   Delta Properties Japan, Inc. (USA-Delaware)

      14.   Epsilon Properties Japan, Inc. (USA-Delaware)

      15.   Iris Properties, Inc. (USA-Delaware)

      16.   Kappa Properties Japan, Inc. (USA-Delaware)

      17. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

Z.   MetLife Global Benefits, Ltd. (Cayman Islands)

AA. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC

AB.   MetLife Consumer Services, Inc. (DE)

AC.   MetLife Reinsurance Company of Delaware (DE)

AD.   MetLife Global, Inc.

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 29. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's principal underwriter (the "Underwriter")), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30. PRINCIPAL UNDERWRITERS


(a) MetLife Investors Distribution Company is the principal underwriter and distributor of the Policies. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:
                Met Investors Series Trust
                Metropolitan Series Fund
                First MetLife Investors Variable Annuity Account One
                General American Separate Account Two
                General American Separate Account Eleven
                General American Separate Account Twenty-Eight
                General American Separate Account Twenty-Nine
                MetLife of CT Fund UL for Variable Life Insurance
                MetLife of CT Fund UL III for Variable Life Insurance
                MetLife of CT Separate Account Eleven for Variable Annuities MetLife of CT Separate Account QPN for Variable Annuities MetLife Investors Variable Annuity Account One
                MetLife Investors Variable Life Account One
                MetLife Investors USA Separate Account A
                MetLife Investors USA Variable Life Account A
                Metropolitan Life Separate Account E
                Metropolitan Life Separate Account UL
                Metropolitan Life Variable Annuity Separate Account II Metropolitan Tower Separate Account One
                Metropolitan Tower Separate Account Two
                New England Life Retirement Investment Account
                New England Variable Annuity Fund I
                New England Variable Annuity Separate Account
                New England Variable Life Separate Account
                Paragon Separate Account A
                Paragon Separate Account B
                Paragon Separate Account C
                Paragon Separate Account D
                Security Equity Separate Account Twenty-Six
                Security Equity Separate Account Twenty-Seven
                Separate Account No. 13S


(b) The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.


NAME AND PRINCIPAL BUSINESS OFFICE     POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------   ---------------------------------------
Elizabeth M. Forget                    Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul A. LaPiana                  Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Gerard Nigro                     Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Myles J. Lambert                 Chairman, President and Chief Executive Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Kieran R. Mullins                Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Barbara A. Dare                  Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Donald Leintz                    Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



John P. Kyne, III                Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



John G. Martinez                 Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647



Tyla L. Reynolds                 Vice President and Secretary
600 North King Street
Wilmington DE 19801



Marlene B. Debel                 Treasurer
1095 Avenue of the Americas
New York, NY 10036

(c)        Compensation from the Registrant.



                                                                          (3)
                                                                    COMPENSATION ON
                                                      (2)         EVENTS OCCASIONING
                                               NET UNDERWRITING   THE DEDUCTION OF A       (4)           (5)
                     (1)                         DISCOUNTS AND      DEFERRED SALES      BROKERAGE       OTHER
        NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS            LOAD          COMMISSIONS   COMPENSATION
--------------------------------------------- ------------------ -------------------- ------------- -------------
MetLife Investors Distribution Company....... $657,543           $0                   $0            $0

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


(a)        Registrant


(b)        Metropolitan Life Insurance Company
           200 Park Avenue
           New York, NY 10166


(c)        MetLife Investors Distribution Company
           1095 Avenue of the Americas
           New York, NY 10036



(d)        Metropolitan Life Insurance Company
           18210 Crane Nest Drive
           Tampa, FL 33647


(e)        Metropolitan Life Insurance Company
           One Financial Center
           Boston, MA 02111



ITEM 32. MANAGEMENT SERVICES

Not applicable


ITEM 33. FEE REPRESENTATION

Metropolitan Life represents that the fees and charges deducted under the Policies offered and sold pursuant to this amended Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life under the Policies.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, in the City of Boston and the Commonwealth of Massachusetts, on April 14, 2016.


                                     Metropolitan Life Separate Account UL


                                     By: Metropolitan Life Insurance Company


                                     By: /s/ PETER H. DUFFY
                                         --------------------------------------
                                          Peter H. Duffy
                                          Vice President

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Metropolitan Life Insurance Company certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on April 14, 2016.


                                     Metropolitan Life Insurance Company


                                     BY: /s/ PETER H. DUFFY
                                         --------------------------------------
                                          Peter H. Duffy
                                          Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons, in the capacities indicated, on April 14, 2016.


               SIGNATURE                                            TITLE
                    *                      Chairman of the Board, President and Chief Executive
-------------------------------------      Officer and a Director
           Steven A. Kandarian

                    *                      Director
-------------------------------------
             Cheryl W. Grise

                    *                      Director
-------------------------------------
         Carlos M. Gutierrez

                    *                      Director
-------------------------------------
            R. Glenn Hubbard

                    *                      Director
-------------------------------------
          Alfred F. Kelly, Jr.

                                           Director
-------------------------------------
          Edward J. Kelly, III

                    *                      Director
-------------------------------------
           William E. Kennard

                    *                      Director
-------------------------------------
             James M. Kilts

                    *                      Director
-------------------------------------
           Catherine R. Kinney

                    *                      Director
-------------------------------------
           Denise M. Morrison

                    *                      Director
-------------------------------------
          Kenton J. Sicchitano

                    *                      Director
-------------------------------------
              Lulu C. Wang

                    *                      Executive Vice President and Chief Financial Officer
-------------------------------------
             John C. R. Hele

                    *                      Executive Vice President and Chief Accounting Officer
-------------------------------------
            Peter M. Carlson

                                     By: /s/ JOHN M. RICHARDS
                                         --------------------------------------
                                          John M. Richards, Esq.
                                          Attorney-in-fact

*Executed by John M. Richards on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX


(n)                   Consent of Independent Registered Public Accounting Firm


(r)                   Powers of Attorney- Metropolitan Life Insurance Company